UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21475
                                   ---------

                              Tamarack Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          100 S. Fifth Street, Suite 2300, Minneapolis, MN 55402-1240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 422-2766
                                                    --------------

Date of fiscal year end: September 30
                         ------------

Date of reporting period: September 30, 2006
                          ------------------

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

       VOYAGEUR ASSET MANAGEMENT INC.
               TAMARACK FUNDS








                   [PHOTO]                    ANNUAL REPORT
                                              ---------------------------------
                                              SEPTEMBER 30, 2006







                   LARGE CAP GROWTH FUND
                     MID CAP GROWTH FUND
                   SMALL CAP GROWTH FUND
                         ENTERPRISE FUND
               ENTERPRISE SMALL CAP FUND
                              VALUE FUND
                     MICROCAP VALUE FUND

================================================================================

================================================================================

Tamarack Funds

--------------------------------------------------------------------------------

ABOUT YOUR
ANNUAL REPORT

This annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: How has my Fund performed against its benchmark both in the last year and over the last ten years (or since inception if less than ten years)? What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

The Tamarack Funds compare their performance against various Russell Equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented, as well as the discussion and analysis from your portfolio manager(s), will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.voyageur.net.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1 800-422-2766; (ii) on the Fund's website at www.voyageur.net; and (iii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund's website at www.voyageur.net; and (ii) on the Commission's website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter from the CIO of Equities .........................................   1
Equity Portfolio Managers ...............................................   3
Performance Summary .....................................................   5
Large Cap Growth Fund
-  Management Discussion and Analysis ...................................   8
Mid Cap Growth Fund
-  Management Discussion and Analysis ...................................  10
Small Cap Growth Fund
-  Management Discussion and Analysis ...................................  12
Enterprise Fund
-  Management Discussion and Analysis ...................................  14
Enterprise Small Cap Fund
-  Management Discussion and Analysis ...................................  16
Value Fund
-  Management Discussion and Analysis ...................................  18
Microcap Value Fund
-  Management Discussion and Analysis ...................................  20
Financial Statements
- Statements of Assets and Liabilities ..................................  22
- Statements of Operations ..............................................  26
- Statements of Changes in Net Assets ...................................  28
Financial Highlights ....................................................  35
Notes to Financial Statements ...........................................  42
Schedules of Portfolio Investments ......................................  59
Notes to Schedules of Portfolio Investments .............................  77
Report of Independent Registered Public Accounting Firm .................  79
Management ..............................................................  80
Share Class Information .................................................  83
Supplemental Information ................................................  84

================================================================================
LETTER FROM THE CIO OF EQUITIES
================================================================================

--------------------------------------------------------------------------------

Two steps forward and one step back, best describes the U.S. equity markets' actions in the past twelve months. U.S. equities did not suffer a true bear phase, when the Federal Reserve tightened monetary conditions, and thus have not been in a position to come roaring back even though bond yields have declined. However, a stealth breakout has occurred, at least in large cap indices and the more defensive sectors. Through September 30, 2006, the broad market S&P 500 has advanced 10.8% for the trailing 12 month period, outperforming both the mid and small cap indices.

Throughout this cycle, both the stock and bond markets have followed a seesaw pattern of advance. Currently, the stock market is recovering from its fifth temporary sell off during the recovery. Since the bull cycle began in early 2003, a similar cycle has repeated over and over. Stock market rallies have been followed by spurts in bond yields. A pullback in the stock market produced a decline in bond yields, leading to another stock market spurt.

For most of the past two years, stock market investors enjoyed a rare respite from market volatility. The U.S. stock market delivered steady, consistent gains without any bumps along the way. Prices rarely moved violently. With inflation seemingly under control at under 2.5%, the market assumed the Federal Reserve's long series of interest rate increases were finally coming to an end.

To the disappointment of many hopeful investors, on May 10th the Federal Reserve raised rates again and failed to give any clear signals of an imminent end to its tightening cycle. Not coincidentally, there was a sea change in momentum that began May 10th on a global basis. Stock markets around the world peaked. In the aftermath, worries about "monetary overkill" continued to haunt investors who ran for safe havens and became increasingly risk averse.

So when Federal Reserve Chairman, Ben Bernanke declared in early June, that "inflation is at an unwelcome level", his remarks came as an equally unwelcome surprise. The S&P 500 dropped 2.3% within one week, and volatility spiked upwards.

Bernanke was responding to the renewed threat of inflation. Economic growth in the U.S. and indeed around the world was rising faster than expected, fueling sharp rises in commodity demand and prices. That, in turn, pushed inflation during the first three months of 2006 to an annualized rate of 3.8%.

The reaction to Bernanke's remarks was swift. By mid-June, the U.S. market's year-to-date gains had been wiped out. Global equities also declined, with economically sensitive growth companies suffering the biggest hits.

However, this decline was short lived. A growing belief that the U.S. economy will achieve a "soft landing" helped U.S. equity markets make strong gains in the third quarter 2006 and took the Dow Jones Industrial Average to within a whisker of its all-time high. The rally was driven by the Federal Reserve's decision to stop raising interest rates in August and a sharp decline in oil and commodity prices that tempered inflation expectations. Equity markets also continued to shrug aside worries that the slowing U.S. housing market could lead to a sharp fall in consumer spending.

================================================================================
LETTER FROM THE CIO OF EQUITIES
================================================================================

Sentiment has swung markedly since the volatile markets of May and June, when equities and more risky asset classes were buffeted by concerns that rising inflation and commodity prices would provoke further Federal Reserve tightening leading to a sharp economic slowdown.


We have commented previously that the next sustainable market advance would have to wait until the Fed was done tightening and the depth of the economic slowdown was fully discounted. It is admittedly difficult to tell when all the bad news has been discounted. However, there is a good foundation for another sustained market advance in the current cycle. We believe in a soft landing for the economy and assuming the Fed is done tightening, the next change, some time next year, will be toward easing. Long-term money is historically cheap, with plenty of pent-up equity money on the sidelines. Price earnings ratios have been contracting for over three years in the face of continued double-digit earnings growth and stocks are historically cheap when adjusted for the low bond rates. Even with slowing earnings growth, price earnings ratios historically tend to rise as the economic, profit margins and earnings growth rates slow.


Equity investors have no shortage of concerns. We, however, maintain our guarded optimism and believe that higher quality growth stocks are beginning a period of strong absolute and relative performance. As investors continue to reduce the risk profiles of their portfolios, we believe higher-quality companies with visible, consistent earnings growth should prove to be compelling stocks to own. Going forward, we will continue to be dedicated to research, investing in quality companies, and our philosophy of finding growth across market sectors.

/s/ Nancy M. Scinto

Nancy M. Scinto
Tamarack Funds Chief Investment Officer
Equity Products


                                     [PHOTO]
                                  Nancy Scinto
                            Chief Investment Officer,
                                 Equity Products

================================================================================
EQUITY PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

Voyageur Asset Management Inc. ("Voyageur"), the investment advisor to the Tamarack Funds, employs a team approach to the management of the Tamarack Equity Funds, with no individual team member being solely responsible for the investment decisions.

-------------------------------------------------------------------------------

NANCY M. SCINTO
CHIEF INVESTMENT OFFICER EQUITY PRODUCTS, MANAGING DIRECTOR, DIRECTOR OF EQUITY RESEARCH, SENIOR PORTFOLIO MANAGER
Nancy Scinto is responsible for equity portfolio management and directing the Voyageur growth equity research efforts. She joined Voyageur in 1999 from Chicago Trust Company where she managed institutional accounts and was co-manager of the five-star Alleghany / Chicago Growth and Income Fund. Nancy has held various positions including personal trust, equity trader, senior equity analyst and senior portfolio manager. She began her career in the investment industry in 1984. Nancy received a BA from Governors State University and an MBA from DePaul University. She is a member of the CFA Society of Chicago.

                                     [PHOTO]
                                 NANCY M. SCINTO

--------------------------------------------------------------------------------

DAVID J. COX, CFA
SENIOR MANAGING DIRECTOR, DIRECTOR OF EQUITY INVESTMENTS, SENIOR PORTFOLIO
MANAGER

David Cox is responsible for equity portfolio management and directing the Voyageur growth equity efforts. He joined Voyageur in 1999 from Chicago Trust Company where he held positions as director of equity research, portfolio manager and senior equity analyst. While at Chicago Trust, David co-managed the Alleghany/Chicago Trust Balanced Fund, which held a Morningstar five-star rating in the Domestic Hybrid category. Prior to his experience at Voyageur and Chicago Trust, David held analyst positions at Driehaus Securities and at Kirr, Marbach & Company. David began his career in the investment industry in 1984. He received a BS from the University of Illinois and an MBA from the Kelley School of Business at Indiana University. He is a CFA charterholder and member of the CFA Society of Chicago and the CFA Institute. David is also a member of the Reese Fund Advisory Board.

                                     [PHOTO]
                                DAVID J. COX, CFA

--------------------------------------------------------------------------------

STEVEN A. RUSNAK, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, SENIOR EQUITY ANALYST

Steven Rusnak is a member of the growth equity team and conducts fundamental equity research for a diverse group of industries, including financials and health care. He joined Voyageur in 1999 from Chicago Trust Company where he was a senior equity analyst and portfolio manager. Previously Steve held positions with Mesirow Financial as senior equity analyst, the State Teachers Retirement System of Ohio as an analyst and at Feldman Securities Corporation as a portfolio analyst. Steve has been in the investment industry since 1985. He earned a BA in Economics and an MBA from The Stephen M. Ross School of Business at the University of Michigan. Steve is CFA charterholder and a member of the CFA Society of Chicago and CFA Institute.

                                     [PHOTO]
                              STEVEN A. RUSNAK, CFA

================================================================================
EQUITY PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

KENNETH A. TYSZKO, CPA, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

Ken Tyszko is responsible for small cap growth equity portfolio management. He joined Voyageur in 2001 from Oberweis Asset Management Inc. where he was a portfolio manager. From 1996 to 1999, Ken managed small cap growth assets for ABN AMRO Asset Management (USA), Inc. and ABN AMRO Incorporated. Prior to his experience at ABN AMRO, Ken was a portfolio manager with Sears Investment Management Co. (SIMCO). Ken joined SIMCO in 1984 from Main Hurdman, an international accounting and consulting firm. Ken began his career in the investment industry in 1984. He received a BS in Accountancy from the University of Illinois and is both a CFA charterholder and a Certified Public Accountant. Ken is a member of the Illinois CPA Society, CFA Society of Chicago and CFA Institute. He has been a guest on Bloomberg TV and WebFN.

                                     [PHOTO]
                           KENNETH A. TYSZKO, CPA, CFA

--------------------------------------------------------------------------------

FORBES L. WATSON
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

Forbes Watson is responsible for small cap growth equity portfolio management. He joined Voyageur in 2002 from RBC Centura Bank where he managed separate accounts and the five-star RBC Mid Cap Equity Fund. Forbes held portfolio management positions with Trustmark National Bank and ParkSouth Corporation, a registered investment advisor, before joining RBC Centura Bank in 1998. He began his career with May, Cullum, Ragland & Brittain, Inc., a Dallas-based investment boutique, and also worked in the Dallas NASDAQ trading office of Shearson/Lehman Brothers. Forbes began his career in the investment industry in 1981. He received a BA in Finance from the University of North Texas and an MBA from Millsaps College. Forbes is a member of the CFA Society of North Carolina and CFA Institute.

                                     [PHOTO]
                                FORBES L. WATSON

--------------------------------------------------------------------------------

MICHAEL T. LEE, CFA
PRESIDENT, CHIEF INVESTMENT OFFICER, SENIOR PORTFOLIO MANAGER
Mike Lee is the President of Voyageur and responsible for overseeing the firm's investment activities. He is also a portfolio manager with Voyageur's Growth Equity team. Mike began his career with Voyageur in 1993 as an equity analyst. His prior professional experience included seven years with Northwest Airlines in corporate sales and strategic systems development. Mike serves on the board of the Minnesota Children's Museum and is a mentor and advisor for the Carlson School Funds Enterprise at the University of Minnesota. Mike received a BS in Economics from DePauw University and an MBA in Finance from the University of Minnesota, Carlson School of Management. He is a CFA charterholder and member of the CFA Society of Minnesota.

                                     [PHOTO]
                               MICHAEL T. LEE, CFA

--------------------------------------------------------------------------------

LANCE F. JAMES
MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER
Lance James is responsible for portfolio management of Voyageur's small cap core and microcap portfolios. He also serves as the co-portfolio manager for the mid cap value portfolio. Prior to joining Voyageur in 2006, Lance was an equity analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm's small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

                                     [PHOTO]
                                 LANCE F. JAMES

================================================================================
PERFORMANCE SUMMARY
================================================================================

Average Annual Total Returns as of September 30, 2006

--------------------------------------------------------------------------------

TAMARACK LARGE CAP GROWTH FUND

                                                                                            SINCE
                                    1 YEAR        3 YEAR        5 YEAR       10 YEAR     INCEPTION (a)
                                    ------        ------        ------       -------     -------------
Class A (g)
  - Including Maximum Sales
    Charge of 5.75%                  -3.98%        4.20%         1.08%         3.38%         6.97%
  - At Net Asset Value                1.88%        6.27%         2.28%         3.99%         7.37%
Class C (h)
  - Including Contingent Deferred
    Sales Charge of 1.00%             0.14%        5.47%         1.51%         3.21%         6.56%
  - At Net Asset Value                1.14%        5.47%         1.51%         3.21%         6.56%
Class I (g)                           2.18%        6.55%         2.51%         4.24%         7.73%
Class R (h)                           1.60%        5.98%         2.01%         3.73%         7.09%
Class S (i)                           2.18%        6.55%         2.51%         4.24%         7.73%
Russell 1000 Growth Index*            6.04%        8.35%         4.42%         5.46%         9.61%
S&P 500 Index*                       10.78%       12.29%         6.97%         8.59%        11.51%

--------------------------------------------------------------------------------

TAMARACK MID CAP GROWTH FUND

                                                                                            SINCE
                                    1 YEAR        3 YEAR        5 YEAR       10 YEAR     INCEPTION (a)
                                    ------        ------        ------       -------     -------------
Class A (g)
  - Including Maximum Sales
    Charge of 5.75%                   2.32%        8.33%         7.71%        10.25%        12.67%
  - At Net Asset Value                8.52%       10.50%         8.99%        10.90%        13.09%
Class C (h)
  - Including Contingent Deferred
    Sales Charge of 1.00%             6.56%        9.67%         8.18%        10.07%        12.25%
  - At Net Asset Value                7.56%        9.67%         8.18%        10.07%        12.25%
Class I (g)                           8.71%       10.74%         9.26%        11.21%        13.44%
Class R (h)                           8.12%       10.20%         8.70%        10.62%        12.81%
Class S (i)                           8.79%       10.76%         9.28%        11.22%        13.45%
Russell Midcap Growth Index*          7.03%       14.53%        12.01%         8.20%        11.87%
S&P Midcap 400 Index*                 6.56%       15.24%        13.08%        13.37%        15.39%

--------------------------------------------------------------------------------

TAMARACK SMALL CAP GROWTH FUND

                                                                                            SINCE
                                    1 YEAR        3 YEAR        5 YEAR       10 YEAR     INCEPTION (b)
                                    ------        ------        ------       -------     -------------
Class A (g)
  - Including Maximum Sales
    Charge of 5.75%                  -1.84%        9.64%         9.74%         9.46%       10.90%
  - At Net Asset Value                4.12%       11.84%        11.04%        10.10%       11.45%
Class C (h)
  - Including Contingent Deferred
    Sales Charge of 1.00%             2.65%       10.99%        10.21%         9.28%       10.62%
  - At Net Asset Value                3.41%       10.99%        10.21%         9.28%       10.62%
Class I (g)                           4.36%       12.10%        11.29%        10.37%       11.76%
Class R (h)                           3.86%       11.52%        10.74%         9.82%       11.17%
Class S (i)                           4.37%       12.08%        11.28%        10.37%       11.75%
Russell 2000 Growth Index*            5.88%       11.81%        10.15%         4.03%        6.77%
Russell 2000 Index*                   9.92%       15.48%        13.78%         9.06%       10.94%

--------------------------------------------------------------------------------

The S&P 500 Index is an unmanaged index that measures the performance of a representative sample of U.S. stocks of leading companies in leading industries within the U.S. economy.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of U.S. large cap companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

================================================================================
PERFORMANCE SUMMARY
================================================================================

The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of U.S. mid cap companies in the Russell 3000 Index, which have higher price-to-book ratios and higher forecasted growth rates.

The S&P Mid Cap 400 Index is an unmanaged index that measures the performance of 400 mid cap stocks of U.S. leading companies in leading industries with the U.S. economy.

The Russell 2000 Growth Index is an unmanaged index that measures the performance of U.S. small cap companies in the Russell 2000 Index, which have higher price-to-book ratios and higher forecasted growth rates.

The Russell 2000 Index is an unmanaged index that measures the performance of U.S. small cap companies in the Russell 3000 Index.

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE FUND


                                                                                            SINCE
                                    1 YEAR        3 YEAR        5 YEAR       10 YEAR     INCEPTION (c)
                                    ------        ------        ------       -------     -------------
Class A (j)
  - Including Maximum Sales
    Charge of 5.75%                   1.54%       12.90%        14.84%        11.57%        12.30%
  - At Net Asset Value                7.72%       15.15%        16.20%        12.24%        12.60%
Class C (j)
  - Including Contingent Deferred
    Sales Charge of 1.00%             5.99%       14.30%        15.34%        11.41%        11.76%
  - At Net Asset Value                6.93%       14.30%        15.34%        11.41%        11.76%
Class I (k)                           8.02%       15.47%        16.51%        12.52%        12.88%
Class R (j)                           7.50%       14.87%        15.92%        11.96%        12.32%
Class S                               8.02%       15.45%        16.50%        12.52%        12.88%
Russell 2000 Value Index *           14.01%       19.04%        16.96%        13.38%        13.04%

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE SMALL CAP FUND

                                                                                            SINCE
                                    1 YEAR        3 YEAR        5 YEAR       10 YEAR     INCEPTION (d)
                                    ------        ------        ------       -------     -------------
Class A (j)
  - Including Maximum Sales
    Charge of 5.75%                   7.31%       12.96%        12.54%        10.71%        11.64%
  - At Net Asset Value               13.85%       15.21%        13.88%        11.36%        12.08%
Class C (j)
  - Including Contingent Deferred
    Sales Charge of 1.00%            12.06%       14.36%        13.04%        10.54%        11.24%
  - At Net Asset Value               13.01%       14.36%        13.04%        10.54%        11.24%
Class R (j)                          13.61%       14.91%        13.59%        11.08%        11.80%
Class S                              14.18%       15.49%        14.16%        11.64%        12.35%
Russell 2000 Index *                  9.92%       15.48%        13.78%         9.06%        11.44%

--------------------------------------------------------------------------------

TAMARACK VALUE FUND

                                                                                            SINCE
                                    1 YEAR        3 YEAR        5 YEAR       10 YEAR     INCEPTION (e)
                                    ------        ------        ------       -------    -------------
Class A (j)
  - Including Maximum Sales
    Charge of 5.75%                   2.57%       10.38%         6.13%         6.86%       11.42%
  - At Net Asset Value                8.84%       12.58%         7.40%         7.49%       11.72%
Class C (j)
  - Including Contingent Deferred
    Sales Charge of 1.00%             7.13%       11.74%         6.60%         6.69%       10.89%
  - At Net Asset Value                8.04%       11.74%         6.60%         6.69%       10.89%
Class R (j)                           8.56%       12.29%         7.13%         7.22%       11.44%
Class S                               9.10%       12.86%         7.66%         7.76%       12.00%
Russell 1000 Value Index *           14.62%       17.25%        10.73%        11.20%       13.65%

--------------------------------------------------------------------------------

The Russell 2000 Value Index is an unmanaged index that measures the performance of small cap companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth rates.

================================================================================
PERFORMANCE SUMMARY
================================================================================

The Russell 2000 Index is an unmanaged index that measures the performance of U.S. small cap companies in the Russell 3000 Index.

The Russell 1000 Value Index is an unmanaged index that measures the performance of U.S. large cap companies in the Russell 3000 Index, which have lower price-to-book ratios and lower forecasted growth rates.

--------------------------------------------------------------------------------

TAMARACK MICROCAP VALUE FUND

                                                                                            SINCE
                                    1 YEAR        3 YEAR        5 YEAR       10 YEAR     INCEPTION (f)
                                    ------        ------        ------       -------     -------------
Class A (j)
  - Including Maximum Sales
    Charge of 5.75%                   6.21%       16.82%        15.73%        13.69%        10.64%
  - At Net Asset Value               12.67%       19.14%        17.11%        14.37%        10.98%
Class C (j)
  - Including Contingent Deferred
    Sales Charge of 1.00%            10.86%       18.27%        16.24%        13.52%        10.16%
  - At Net Asset Value               11.86%       18.27%        16.24%        13.52%        10.16%
Class R (j)                          12.42%       18.84%        16.81%        14.08%        10.71%
Class S                              12.97%       19.46%        17.41%        14.65%        11.26%
Russell 2000 Value Index *           14.01%       19.04%        16.96%        13.38%        12.10%

--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END GO TO WWW.VOYAGEUR.NET.

*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities. Index returns are calculated on a monthly basis, but do not include sales fees or operating expenses. You cannot invest directly in indices.
(a) The since inception date (commencement of operations) of the Fund is December 31, 1990.
(b) The since inception date (commencement of operations) of the Fund is January 1, 1995.
(c) The since inception date (commencement of operations) of the Fund is December 2, 1983.
(d) The since inception date (commencement of operations) of the Fund is August 5, 1991.
(e) The since inception date (commencement of operations) of the Fund is September 30, 1984.
(f) The since inception date (commencement of operations) of the Fund is September 10, 1987.
(g) The performance in the table reflects the performance of the former RBC Funds, the predecessors to the Tamarack Funds. The quoted performance of the Funds include the performance of a common trust fund ("CTF") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Fund's commencement of operations (October 1, 1996 for the Large Cap Growth Fund, June 1, 1994 for the Mid Cap Growth Fund, and May 2, 1997 for the Small Cap Growth Fund), as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. Each CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If each CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
(h) The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).
(i) The inception date for Class S of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class S.
(j) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).
(k) The inception date for Class I shares of the Fund is September 30, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees and expenses of Class I shares, as applicable.

The Russell 2000 Value Index is an unmanaged index that measures the performance of small cap companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth rates.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Large Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation by purchasing high-quality, larger capitalization companies that display consistent earnings growth and superior financial characteristics. Utilizing fundamental research, the Fund employs a bottom-up approach and strict risk controls to build a diversified portfolio of stocks that offer above average expected growth with lower than average market risk.

--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ending September 30, 2006, the Fund had a total return of 1.88% (Class A, at net asset value). That compares to a total return of 6.04% for the Russell 1000 Growth Index and 10.78% for the S&P 500 Index, the Fund's primary and secondary benchmarks, respectively.

--------------------------------------------------------------------------------

FACTORS THAT MADE POSITIVE CONTRIBUTIONS

     o The Fund's relative performance was strongest in the Materials (sector allocation and security selection) and Industrials (security selection) sectors.

     o The overweight to Financials (avg. wt. 9.4% vs. 7.0%) added the most to relative allocation performance.

     o Our stock selection in Industrials (e.g. Danaher Corp.) and Materials (e.g. Ecolab, Inc.) added most to relative stock selection performance. The overall top contributing stocks in the portfolio were Ecolab, Inc., Chicago Mercantile Exchange Holdings, Inc., Cisco Systems, Inc. and Express Scripts, Inc.

--------------------------------------------------------------------------------

FACTORS THAT DETRACTED FROM RELATIVE RETURNS

     o During the period, overall allocation and stock selection were negative for the Fund with relative performance weakest in the Information Tech (security selection) sector.

     o The overweight to Energy (avg. wt. 8.1% vs. 3.9%) along with our underweight to Industrials (avg. wt. 12.8% vs. 14.6%) detracted most from relative allocation performance.

     o Our stock selection in Information Technology (e.g. QUALCOMM, Inc.), Consumer Discretionary (e.g. Chicos) and Financials (e.g. SLM Corp.) detracted most from relative stock selection performance.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Large Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------

BENCHMARK

Russell 1000 Growth Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

            [PIE CHART]                   TOP FIVE INDUSTRIES
                                          Information Technology          22.1%
COMMON STOCKS                             Healthcare                      18.0%
98.34%                                    Consumer Discretionary          14.7%
CASH EQUIVALENTS                          Financials                      11.6%
1.66%                                     Consumer Staples                11.4%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/06)
(% OF FUND'S NET ASSETS)

Cisco Systems, Inc.              4.61%    United Technologies, Corp.      3.61%
PepsiCo, Inc.                    4.35%    Procter & Gamble Co. (The)      3.47%
Danaher Corp.                    3.87%    Adobe Systems, Inc.             3.33%
Chicago Mercantile Exchange      3.71%    QUALCOMM, Inc.                  3.12%
 Holdings, Inc.                           SLM Corp.                       3.08%
General Electric Co.             3.61%

*A listing of all portfolio holdings can be found on page 59.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

                -------------------------------------------------
                                                          RUSSELL
                                                           1000
                                            S&P 500       GROWTH
                                CLASS A      INDEX        INDEX
                -------------------------------------------------
                9/30/1996        9,425       10,000       10,000
                -------------------------------------------------
                12/31/1996      10,135       10,833       10,604
                -------------------------------------------------
                3/31/1997       10,229       11,124       10,661
                -------------------------------------------------
                6/30/1997       11,320       13,064       12,677
                -------------------------------------------------
                9/30/1997       12,406       14,043       13,630
                -------------------------------------------------
                12/31/1997      12,953       14,446       13,837
                -------------------------------------------------
                3/31/1998       13,714       16,459       15,933
                -------------------------------------------------
                6/30/1998       13,404       17,006       16,657
                -------------------------------------------------
                9/30/1998       12,123       15,318       15,144
                -------------------------------------------------
                12/31/1998      14,956       18,577       19,193
                -------------------------------------------------
                3/31/1999       15,875       19,502       20,413
                -------------------------------------------------
                6/30/1999       16,859       20,874       21,198
                -------------------------------------------------
                9/30/1999       16,027       19,574       20,422
                -------------------------------------------------
                12/31/1999      18,632       22,484       25,557
                -------------------------------------------------
                3/31/2000       19,207       22,999       27,378
                -------------------------------------------------
                6/30/2000       18,620       22,388       26,639
                -------------------------------------------------
                9/30/2000       18,045       22,171       25,206
                -------------------------------------------------
                12/31/2000      16,405       20,438       19,826
                -------------------------------------------------
                3/31/2001       14,287       18,016       15,682
                -------------------------------------------------
                6/30/2001       14,868       19,070       17,002
                -------------------------------------------------
                9/30/2001       12,454       16,272       13,702
                -------------------------------------------------
                12/31/2001      13,674       18,011       15,777
                -------------------------------------------------
                3/31/2002       13,571       18,060       15,369
                -------------------------------------------------
                6/30/2002       11,724       15,642       12,499
                -------------------------------------------------
                9/30/2002        9,748       12,941       10,618
                -------------------------------------------------
                12/31/2002      10,435       14,032       11,378
                -------------------------------------------------
                3/31/2003       10,011       13,590       11,256
                -------------------------------------------------
                6/30/2003       11,335       15,681       12,867
                -------------------------------------------------
                9/30/2003       11,617       16,096       13,370
                -------------------------------------------------
                12/31/2003      12,620       18,054       14,762
                -------------------------------------------------
                3/31/2004       12,992       18,360       14,878
                -------------------------------------------------
                6/30/2004       13,159       18,675       15,166
                -------------------------------------------------
                9/30/2004       12,697       18,326       14,374
                -------------------------------------------------
                12/31/2004      13,776       20,017       15,692
                -------------------------------------------------
                3/31/2005       13,172       19,587       15,051
                -------------------------------------------------
                6/30/2005       13,275       19,855       15,422
                -------------------------------------------------
                9/30/2005       13,686       20,571       16,041
                -------------------------------------------------
                12/31/2005      14,187       20,999       16,518
                -------------------------------------------------
                3/31/2006       14,470       21,883       17,029
                -------------------------------------------------
                6/30/2006       13,673       21,568       16,365
                -------------------------------------------------
                9/30/2006       13,943       22,788       17,009
                -------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The quoted performance of the Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on October 1, 1996. On that date, the assets of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which was 1.00% of average daily net assets for Class A. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Mid Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation by primarily investing in high quality, mid capitalization companies that display consistent earnings growth and superior financial characteristics. Utilizing fundamental research, the Fund employs a bottom-up approach and strict risk controls to build a diversified portfolio of stocks that offer above average expected growth with lower than average market risk.
--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ending September 30, 2006, the Fund had a total return of 8.52% (Class A, at net asset value). That compares to a total return of 7.03% for the Russell Midcap Growth Index and 6.56% for the S&P Midcap 400 Index, the Fund's primary and secondary benchmarks, respectively.

--------------------------------------------------------------------------------

FACTORS THAT MADE POSITIVE CONTRIBUTIONS

     o The overall sector allocation and stock selection were positive for the Fund with relative performance strongest in the Industrials (stock selection and sector allocation) and Consumer Discretionary (stock selection) sectors.

     o During the period, our underweight to Energy (avg. wt. 5.5% vs. 9.7%) and overweight to Industrials (avg. wt. 22.1% vs. 13.8%) added most to relative allocation performance.

     o Stock selection in sectors such as Consumer Discretionary (e.g. Coldwater Creek, Inc.) and Industrials (e.g. Expeditors International of Washington) added most to relative stock selection performance.

--------------------------------------------------------------------------------

FACTORS THAT DETRACTED FROM RELATIVE RETURNS

     o The relative performance was weakest in the Materials (sector allocation and stock selection) and Information Technology (stock selection) sectors.

     o Our zero weight to Telecommunication Services (avg. wt. 0.0% vs. 1.7%) detracted most from relative allocation performance.

     o During the period, stock selection in Materials (e.g. Florida Rock Industries, Inc.) and Information Technology (e.g. Plantronics) detracted most from relative stock selection performance.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Mid Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------

BENCHMARK

Russell Midcap Growth Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

            [PIE CHART]                   TOP FIVE INDUSTRIES
                                          Industrials                     21.9%
COMMON STOCKS                             Consumer Discretionary          20.7%
98.93%                                    Healthcare                      18.7%
CASH EQUIVALENTS                          Information Technology          18.6%
1.07%                                     Financials                      11.2%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/06)
(% OF FUND'S NET ASSETS)

Roper Industries, Inc.            4.01%   Varian Medical Systems, Inc.    3.32%
VCA Antech, Inc.                  3.95%   Commerce Bancorp, Inc.          3.26%
Expeditors International of       3.92%   Omnicare, Inc.                  3.11%
 Washington, Inc.                         FactSet Research Systems, Inc.  2.98%
Fastenal Co.                      3.39%   Stericycle, Inc.                2.95%
Pool Corp.                        3.38%

*A listing of all portfolio holdings can be found on page 61.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

              -------------------------------------------------
                                           S&P 400      RUSSELL
                                           MID CAP      MID CAP
                              CLASS A      INDEX        GROWTH
              -------------------------------------------------
              9/30/1996        9,425       10,000       10,000
              -------------------------------------------------
              12/31/1996      10,349       10,606       10,289
              -------------------------------------------------
              3/31/1997       10,339       10,448        9,914
              -------------------------------------------------
              6/30/1997       11,872       11,984       11,373
              -------------------------------------------------
              9/30/1997       12,980       13,910       12,964
              -------------------------------------------------
              12/31/1997      13,069       14,026       12,608
              -------------------------------------------------
              3/31/1998       14,287       15,571       14,113
              -------------------------------------------------
              6/30/1998       14,078       15,237       14,104
              -------------------------------------------------
              9/30/1998       12,281       13,033       11,750
              -------------------------------------------------
              12/31/1998      15,838       16,707       14,860
              -------------------------------------------------
              3/31/1999       14,831       15,641       15,368
              -------------------------------------------------
              6/30/1999       16,480       17,856       16,969
              -------------------------------------------------
              9/30/1999       14,913       16,356       16,119
              -------------------------------------------------
              12/31/1999      17,530       19,167       22,482
              -------------------------------------------------
              3/31/2000       19,742       21,599       27,231
              -------------------------------------------------
              6/30/2000       19,067       20,887       25,214
              -------------------------------------------------
              9/30/2000       21,356       23,424       25,851
              -------------------------------------------------
              12/31/2000      20,182       22,522       19,841
              -------------------------------------------------
              3/31/2001       18,021       20,096       14,864
              -------------------------------------------------
              6/30/2001       20,481       22,740       17,269
              -------------------------------------------------
              9/30/2001       17,244       18,973       12,469
              -------------------------------------------------
              12/31/2001      20,338       22,386       15,843
              -------------------------------------------------
              3/31/2002       21,352       23,891       15,563
              -------------------------------------------------
              6/30/2002       19,307       21,667       12,721
              -------------------------------------------------
              9/30/2002       15,960       18,083       10,536
              -------------------------------------------------
              12/31/2002      16,734       19,137       11,501
              -------------------------------------------------
              3/31/2003       16,095       18,289       11,499
              -------------------------------------------------
              6/30/2003       18,908       21,513       13,656
              -------------------------------------------------
              9/30/2003       19,657       22,930       14,634
              -------------------------------------------------
              12/31/2003      22,123       25,954       16,413
              -------------------------------------------------
              3/31/2004       22,763       27,268       17,207
              -------------------------------------------------
              6/30/2004       23,110       27,533       17,388
              -------------------------------------------------
              9/30/2004       21,137       26,955       16,635
              -------------------------------------------------
              12/31/2004      23,521       30,232       18,954
              -------------------------------------------------
              3/31/2005       22,978       30,112       18,637
              -------------------------------------------------
              6/30/2005       24,022       31,396       19,277
              -------------------------------------------------
              9/30/2005       24,439       32,928       20,540
              -------------------------------------------------
              12/31/2005      26,542       34,028       21,247
              -------------------------------------------------
              3/31/2006       28,880       36,623       22,864
              -------------------------------------------------
              6/30/2006       27,010       35,471       21,791
              -------------------------------------------------
              9/30/2006       26,521       35,088       21,984
              -------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Small Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Invests in a diversified portfolio of high-quality, small capitalization companies. Utilizing fundamental research, the Fund seeks to identify profitable companies, selling at reasonable valuations with the most potential for long-term capital appreciation and less than average market risk.

--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ending September 30, 2006, the Fund had a total return of 4.12% (Class A, at net asset value). That compares to a total return of 5.88% for the Russell 2000 Growth Index, the Fund's primary benchmark, and 9.92% for the Russell 2000 Index, the Fund's secondary benchmark.

--------------------------------------------------------------------------------

FACTORS THAT MADE POSITIVE CONTRIBUTIONS

     o The Financial sector contributed 3.2% of the Fund's return as most financial holdings excluded banks, which suffered from net interest margin erosion during the period.

     o The Information Technology sector added 2.9% of the Fund return, as "soft" technology, such as software, outperformed "hard" technology, such as semiconductor/capital equipment companies.

     o Despite the sector's volatility, which led to a precipitous decline late in the period, Materials contributed 0.7% of Fund return.

--------------------------------------------------------------------------------

FACTORS THAT DETRACTED FROM RELATIVE RETURNS

     o Industrials hurt Fund performance by 1.0%, as stocks succumbed to profit taking over concerns about the economy.

     o The Fund owns only two Consumer Staples stocks, but both were down, hurting Fund performance by 0.6%.

     o Concern over the economy hurt many Consumer Discretionary companies, especially small cap ones, as Fund performance dropped by 0.1% in the sector.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Small Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Growth Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

            [PIE CHART]                   TOP FIVE INDUSTRIES
                                          Information Technology          24.6%
COMMON STOCKS                             Healthcare                      23.5%
98.23%                                    Industrials                     17.9%
CASH EQUIVALENTS                          Consumer Discretionary          15.0%
1.77%                                     Financials                      12.8%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/06)
(% OF FUND'S NET ASSETS)

Raymond James Financial, Inc.     2.76%   DRS Technologies, Inc.          2.38%
ANSYS, Inc.                       2.60%   Digital River, Inc.             2.31%
HealthExtras, Inc.                2.59%   Global Payments, Inc.           2.24%
United Natural Foods, Inc.        2.59%   Knight Transportaion, Inc.      2.19%
K-V Pharmaceutical Co., Class A   2.48%   EGL, Inc.                       2.18%

*A listing of all portfolio holdings can be found beginning on page 63.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

               -------------------------------------------------
                                            RUSSELL
                                             2000       RUSSELL
                                            GROWTH        2000
                               CLASS A      INDEX        INDEX
               -------------------------------------------------
               9/30/1996        9,428       10,000       10,000
               -------------------------------------------------
               12/31/1996      10,194       10,026       10,520
               -------------------------------------------------
               3/31/1997        9,826        8,975        9,976
               -------------------------------------------------
               6/30/1997       11,540       10,550       11,593
               -------------------------------------------------
               9/30/1997       13,521       12,335       13,319
               -------------------------------------------------
               12/31/1997      13,421       11,324       12,873
               -------------------------------------------------
               3/31/1998       15,171       12,670       14,168
               -------------------------------------------------
               6/30/1998       14,381       11,942       13,507
               -------------------------------------------------
               9/30/1998       11,794        9,272       10,786
               -------------------------------------------------
               12/31/1998      14,616       11,464       12,545
               -------------------------------------------------
               3/31/1999       13,273       11,271       11,865
               -------------------------------------------------
               6/30/1999       15,654       12,933       13,710
               -------------------------------------------------
               9/30/1999       14,909       12,297       12,843
               -------------------------------------------------
               12/31/1999      16,138       16,404       15,212
               -------------------------------------------------
               3/31/2000       17,196       17,926       16,289
               -------------------------------------------------
               6/30/2000       17,787       16,605       15,674
               -------------------------------------------------
               9/30/2000       17,540       15,945       15,847
               -------------------------------------------------
               12/31/2000      17,864       12,724       14,752
               -------------------------------------------------
               3/31/2001       15,821       10,790       13,793
               -------------------------------------------------
               6/30/2001       17,509       12,729       15,763
               -------------------------------------------------
               9/30/2001       14,623        9,155       12,486
               -------------------------------------------------
               12/31/2001      17,560       11,550       15,119
               -------------------------------------------------
               3/31/2002       18,176       11,324       15,721
               -------------------------------------------------
               6/30/2002       16,809        9,546       14,408
               -------------------------------------------------
               9/30/2002       14,135        7,492       11,325
               -------------------------------------------------
               12/31/2002      14,391        8,055       12,022
               -------------------------------------------------
               3/31/2003       14,195        7,743       11,482
               -------------------------------------------------
               6/30/2003       16,043        9,612       14,172
               -------------------------------------------------
               9/30/2003       17,650       10,618       15,458
               -------------------------------------------------
               12/31/2003      19,798       11,965       17,703
               -------------------------------------------------
               3/31/2004       20,204       12,633       18,811
               -------------------------------------------------
               6/30/2004       21,345       12,645       18,900
               -------------------------------------------------
               9/30/2004       20,699       11,884       18,360
               -------------------------------------------------
               12/31/2004      23,203       13,677       20,948
               -------------------------------------------------
               3/31/2005       22,537       12,743       19,830
               -------------------------------------------------
               6/30/2005       22,677       13,186       20,686
               -------------------------------------------------
               9/30/2005       23,712       14,020       21,656
               -------------------------------------------------
               12/31/2005      24,309       14,245       21,902
               -------------------------------------------------
               3/31/2006       27,208       16,291       24,955
               -------------------------------------------------
               6/30/2006       25,117       15,109       23,701
               -------------------------------------------------
               9/30/2006       24,689       14,844       23,805
               -------------------------------------------------

The graph reflects an initial investment of $10,000 over a ten year period and is based on Class A shares including the maximum sales charge of 5.75%. The quoted performance of the Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on May 2, 1997. On that date, the assets of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which was 1.50% of average daily net assets for Class A. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Invests in profitable, established small companies that are dominant in their industries. By selecting undervalued companies with small market capitalizations, this Fund strives to achieve long-term growth of capital with greater price stability than many other small stock funds.

--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ending September 30, 2006, the Fund had a total return of 7.72% (Class A, at net asset value). That compares to a total return of 14.01% for the Russell 2000 Value Index, the Fund's primary benchmark.

--------------------------------------------------------------------------------

FACTORS THAT MADE POSITIVE CONTRIBUTIONS

     o There was a positive contribution due to our stock selection in the health care information technology industry due to HMS Holdings.

     o The Fund's stock selection in Energy contributed positively to performance for the period. Names such as Tetra Technologies, Inc. and Goodrich Petroleum Corp. added to performance.

     o Our overweight in the Information Technology sector helped returns by specific investment in Fargo Electronics, Tyler Technologies, Inc., and Stellent, Inc.

--------------------------------------------------------------------------------

FACTORS THAT DETRACTED FROM RELATIVE RETURNS

     o The Fund had lower average market cap exposure (less exposure to Microcap companies) relative to the benchmark.

     o Our underweight in the Financial Services sector and stock selection in the Financial Services and Basic Materials sectors hurt our performance relative to the benchmark.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Value Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

           [PIE CHART]                    TOP FIVE INDUSTRIES
                                          Industrials                      25.0%
COMMON STOCKS                             Financials                       16.9%
93.94%                                    Information Technology           14.1%
CASH EQUIVALENTS                          Consumer Discretionary           13.3%
6.06%                                     Materials                         9.5%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/06)
(% OF FUND'S NET ASSETS)

Movado Group, Inc.                3.86%   ASTA Funding, Inc.               2.36%
Steinway Musical                  2.74%   Casual Male Retail Group, Inc.   2.31%
 Instruments, Inc.                        ABM Industries, Inc.             2.09%
Stellent, Inc.                    2.47%   Comtech Telecommunications Corp. 2.08%
Tetra Technologies, Inc.          2.47%   EMS Technologies, Inc.           2.00%
HMS Holdings Corp.                2.38%

*A listing of all portfolio holdings can be found beginning on page 65.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

               -------------------------------------------------
                                                        RUSSELL
                                                         2000
                                                         VALUE
                              CLASS A      CLASS S       INDEX
               -------------------------------------------------
               9/30/1996        9,425       10,000       10,000
               -------------------------------------------------
               12/31/1996      10,204       10,834       11,006
               -------------------------------------------------
               3/31/1997       10,511       11,166       10,979
               -------------------------------------------------
               6/30/1997       11,910       12,660       12,636
               -------------------------------------------------
               9/30/1997       13,682       14,553       14,265
               -------------------------------------------------
               12/31/1997      13,480       14,347       14,505
               -------------------------------------------------
               3/31/1998       14,123       15,040       15,716
               -------------------------------------------------
               6/30/1998       13,888       14,799       15,148
               -------------------------------------------------
               9/30/1998       11,100       11,836       12,440
               -------------------------------------------------
               12/31/1998      11,919       12,717       13,569
               -------------------------------------------------
               3/31/1999       10,341       11,040       12,254
               -------------------------------------------------
               6/30/1999       12,288       13,127       14,282
               -------------------------------------------------
               9/30/1999       10,921       11,673       13,165
               -------------------------------------------------
               12/31/1999      11,026       11,794       13,367
               -------------------------------------------------
               3/31/2000       12,221       13,079       13,878
               -------------------------------------------------
               6/30/2000       12,605       13,499       14,149
               -------------------------------------------------
               9/30/2000       12,771       13,685       15,187
               -------------------------------------------------
               12/31/2000      12,370       13,264       16,418
               -------------------------------------------------
               3/31/2001       12,848       13,785       16,578
               -------------------------------------------------
               6/30/2001       15,099       16,210       18,507
               -------------------------------------------------
               9/30/2001       14,110       15,157       16,039
               -------------------------------------------------
               12/31/2001      15,979       17,176       18,721
               -------------------------------------------------
               3/31/2002       18,673       20,084       20,514
               -------------------------------------------------
               6/30/2002       18,196       19,583       20,079
               -------------------------------------------------
               9/30/2002       14,513       15,630       15,804
               -------------------------------------------------
               12/31/2002      15,394       16,589       16,582
               -------------------------------------------------
               3/31/2003       15,061       16,240       15,739
               -------------------------------------------------
               6/30/2003       17,881       19,293       19,316
               -------------------------------------------------
               9/30/2003       19,580       21,139       20,808
               -------------------------------------------------
               12/31/2003      23,131       24,988       24,214
               -------------------------------------------------
               3/31/2004       24,431       26,409       25,889
               -------------------------------------------------
               6/30/2004       24,145       26,114       26,109
               -------------------------------------------------
               9/30/2004       24,064       26,059       26,148
               -------------------------------------------------
               12/31/2004      26,559       28,779       29,600
               -------------------------------------------------
               3/31/2005       25,458       27,600       28,423
               -------------------------------------------------
               6/30/2005       25,982       28,178       29,866
               -------------------------------------------------
               9/30/2005       27,755       30,117       30,789
               -------------------------------------------------
               12/31/2005      27,517       29,882       30,994
               -------------------------------------------------
               3/31/2006       31,123       33,829       35,180
               -------------------------------------------------
               6/30/2006       30,397       33,045       34,228
               -------------------------------------------------
               9/30/2006       29,897       32,531       35,102
               -------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Invests in profitable, established small companies that are dominant in their industries. By selecting undervalued growth companies with small to mid-size market capitalizations, this Fund strives to achieve long-term growth of capital with greater price stability than many other small stock funds.

--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ending September 30, 2006, the Fund had a total return of 13.85% (Class A, at net asset value). That compares to a total return of 9.92% for the Russell 2000 Index, the Fund's primary benchmark.

--------------------------------------------------------------------------------

FACTORS THAT MADE POSITIVE CONTRIBUTIONS

     o During the period, the Fund benefited from positive security selection in Health Care stocks. Specifically, PSS World Medical, Inc., Inverness Medical Innovations, Inc., and PolyMedica Corp. were very strong performers in that sector.

     o Our stock selection in the Consumer Discretionary sector made a positive contribution with names such as Casual Male Retail Group, Men's Wearhouse, and Movado Group, Inc. leading the way.

     o The overweight in Basic Materials compared to the Russell 2000 Index was positive for the Fund as that sector was one of the top performing sectors in the small cap market.

--------------------------------------------------------------------------------

FACTORS THAT DETRACTED FROM RELATIVE RETURNS

     o The Fund was underweighted in Utilities compared to the Russell 2000 Index which hurt returns due to the relatively strong performance of that high dividend yielding sector compared to the overall small cap market.

     o The Fund's underweight in Real Estate Investment Trusts also hurt performance as that subsector was one of the strongest performing groups within the Russell 2000 Index.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

            [PIE CHART]                   TOP FIVE INDUSTRIES
                                          Industrials                      23.5%
COMMON STOCKS                             Consumer Discretionary           22.5%
96.17%                                    Financials                       14.4%
CASH EQUIVALENTS                          Healthcare                       10.2%
3.83%                                     Materials                         8.6%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/06)
(% OF FUND'S NET ASSETS)

Carlisle Co.                      4.41%   Men's Wearhouse, Inc.            2.64%
Movado Group, Inc.                4.03%   PSS World Medical, Inc.          2.53%
Gardner Denver, Inc.              3.55%   Ashford Hospitality Trust, Inc.  2.46%
Interface, Inc.                   3.20%   Inverness Medical                2.45%
Poly Medica Corp.                 3.05%    Innovations, Inc.
Steinway Musical                  2.73%
 Instruments, Inc.

*A listing of all portfolio holdings can be found beginning on page 67.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

              -------------------------------------------------
                                                        RUSSELL
                                                         2000
                             CLASS A      CLASS S        INDEX
              -------------------------------------------------
              9/30/1996        9,424       10,000       10,000
              -------------------------------------------------
              12/31/1996      10,155       10,782       10,520
              -------------------------------------------------
              3/31/1997       10,233       10,872        9,976
              -------------------------------------------------
              6/30/1997       11,785       12,528       11,593
              -------------------------------------------------
              9/30/1997       13,500       14,360       13,319
              -------------------------------------------------
              12/31/1997      13,500       14,369       12,873
              -------------------------------------------------
              3/31/1998       14,722       15,679       14,168
              -------------------------------------------------
              6/30/1998       13,898       14,811       13,507
              -------------------------------------------------
              9/30/1998       11,291       12,040       10,786
              -------------------------------------------------
              12/31/1998      12,883       13,746       12,545
              -------------------------------------------------
              3/31/1999       11,810       12,609       11,865
              -------------------------------------------------
              6/30/1999       13,864       14,811       13,710
              -------------------------------------------------
              9/30/1999       12,881       13,770       12,843
              -------------------------------------------------
              12/31/1999      13,642       14,592       15,212
              -------------------------------------------------
              3/31/2000       14,073       15,062       16,289
              -------------------------------------------------
              6/30/2000       14,608       15,645       15,674
              -------------------------------------------------
              9/30/2000       15,300       16,397       15,847
              -------------------------------------------------
              12/31/2000      15,869       17,016       14,752
              -------------------------------------------------
              3/31/2001       15,153       16,259       13,793
              -------------------------------------------------
              6/30/2001       16,836       18,075       15,763
              -------------------------------------------------
              9/30/2001       14,435       15,508       12,486
              -------------------------------------------------
              12/31/2001      16,262       17,481       15,119
              -------------------------------------------------
              3/31/2002       17,762       19,106       15,721
              -------------------------------------------------
              6/30/2002       17,283       18,601       14,408
              -------------------------------------------------
              9/30/2002       13,989       15,066       11,325
              -------------------------------------------------
              12/31/2002      14,606       15,741       12,022
              -------------------------------------------------
              3/31/2003       13,776       14,855       11,482
              -------------------------------------------------
              6/30/2003       16,333       17,623       14,172
              -------------------------------------------------
              9/30/2003       18,081       19,521       15,458
              -------------------------------------------------
              12/31/2003      20,959       22,643       17,703
              -------------------------------------------------
              3/31/2004       22,071       23,859       18,811
              -------------------------------------------------
              6/30/2004       22,418       24,244       18,900
              -------------------------------------------------
              9/30/2004       22,350       24,185       18,360
              -------------------------------------------------
              12/31/2004      24,973       27,028       20,948
              -------------------------------------------------
              3/31/2005       23,514       25,474       19,830
              -------------------------------------------------
              6/30/2005       23,477       25,443       20,686
              -------------------------------------------------
              9/30/2005       24,288       26,335       21,656
              -------------------------------------------------
              12/31/2005      24,254       26,322       21,902
              -------------------------------------------------
              3/31/2006       28,479       30,924       24,955
              -------------------------------------------------
              6/30/2006       26,981       29,315       23,701
              -------------------------------------------------
              9/30/2006       27,652       30,068       23,805
              -------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth by purchasing larger capitalization companies that are unpopular and undervalued based on their earnings, assets and/or dividends. The Fund's goal is to invest in stocks that offer above-average potential for growth in principal and income while assuming less than market risk.

--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ending September 30, 2006, the Fund had a total return of 8.84% (Class A, at net asset value). That compares to a total return of 14.62% for the Russell 1000 Value Index, the Fund's primary benchmark.

--------------------------------------------------------------------------------

FACTORS THAT MADE POSITIVE CONTRIBUTIONS

     o Increased exposure to the Utilities sector relative to our Russell 1000 Value benchmark allowed the Fund to benefit from the strong performance of companies such as of Entergy Corp. and Exelon Corp.

     o Strong performance from Merck & Co., Caremark Rx, Inc., and Pfizer, Inc. benefited the Fund during the year, taking advantage of the solid earnings results and ongoing optimism about healthcare products and services.

     o The Fund benefited from stock selections such as Limited Brands, Inc. and Walt Disney Co. in the Consumer Discretionary sector along with CVS Corp. and Diageo PLC ADR in the Consumer Staples sectors, which achieved strong earnings results.

     o Reducing and eliminating the Fund's exposure to the Materials sector allowed us to avoid negative returns resulting from moderating industry fundamentals and high valuations.

--------------------------------------------------------------------------------

FACTORS THAT DETRACTED FROM RELATIVE RETURNS

     o The Fund's underweight position in the Financials sector relative to the Russell 1000 Value Index was a negative contributor to performance. This limited our ability to maximize strong stock performances from holdings such as Morgan Stanley, Bank of America Corp. and Wells Fargo & Co., which had strong earnings achieved through significant revenue growth and expense control.

     o The Energy sector's performance contribution to the Fund was a negative due to our limited exposure to the oil services and equipment companies, which offset our positive stock selections in the exploration and production sub-sector, such as Occidental Petroleum Corp., Exxon Mobil Corp., and Chevron Corp.

     o The Industrials sector's contribution to performance was negative relative to the Russell 1000 Value Index, despite delivering strong absolute returns from holdings such as Waste Management Inc. and Rockwell Collins, Inc.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

--------------------------------------------------------------------------------

BENCHMARK

Russell 1000 Value Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

             [PIE CHART]                  TOP FIVE INDUSTRIES
                                          Financials                      34.3%
COMMON STOCKS                             Energy                          14.4%
96.57%                                    Consumer Staples                 9.9%
CASH EQUIVALENTS                          Industrials                      8.0%
3.43%                                     Healthcare                       7.4%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/06)
(% OF FUND'S NET ASSETS)

Bank of America Corp.             4.50%   Citigroup, Inc.                 3.73%
Morgan Stanley                    4.26%   General Electric Co.            3.26%
Pfizer, Inc.                      4.25%   Verizon Communications,         3.18%
Exxon Mobil Corp.                 3.89%    Inc.
American International            3.83%   Exelon Corp.                    3.07%
 Group, Inc.                              American Express Co.            3.06%

*A listing of all portfolio holdings can be found beginning on page 69.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

               -------------------------------------------------
                                                        RUSSELL
                                                         1000
                                                         VALUE
                              CLASS A      CLASS S       INDEX
               -------------------------------------------------
               9/30/1996        9,426       10,000       10,000
               -------------------------------------------------
               12/31/1996      10,173       10,800       10,998
               -------------------------------------------------
               3/31/1997       10,362       11,007       11,280
               -------------------------------------------------
               6/30/1997       11,622       12,353       12,942
               -------------------------------------------------
               9/30/1997       12,978       13,803       14,231
               -------------------------------------------------
               12/31/1997      12,838       13,662       14,867
               -------------------------------------------------
               3/31/1998       14,570       15,515       16,600
               -------------------------------------------------
               6/30/1998       14,500       15,450       16,675
               -------------------------------------------------
               9/30/1998       11,915       12,704       14,743
               -------------------------------------------------
               12/31/1998      13,583       14,491       17,191
               -------------------------------------------------
               3/31/1999       13,539       14,454       17,437
               -------------------------------------------------
               6/30/1999       15,279       16,321       19,403
               -------------------------------------------------
               9/30/1999       13,490       14,419       17,503
               -------------------------------------------------
               12/31/1999      13,697       14,649       18,454
               -------------------------------------------------
               3/31/2000       12,907       13,813       18,542
               -------------------------------------------------
               6/30/2000       12,813       13,721       17,673
               -------------------------------------------------
               9/30/2000       13,725       14,707       19,063
               -------------------------------------------------
               12/31/2000      14,901       15,977       19,748
               -------------------------------------------------
               3/31/2001       14,474       15,529       18,592
               -------------------------------------------------
               6/30/2001       15,375       16,506       19,500
               -------------------------------------------------
               9/30/2001       13,583       14,591       17,364
               -------------------------------------------------
               12/31/2001      14,395       15,473       18,644
               -------------------------------------------------
               3/31/2002       15,725       16,913       19,407
               -------------------------------------------------
               6/30/2002       14,873       16,007       17,754
               -------------------------------------------------
               9/30/2002       12,313       13,260       14,421
               -------------------------------------------------
               12/31/2002      12,281       13,234       15,750
               -------------------------------------------------
               3/31/2003       11,503       12,403       14,984
               -------------------------------------------------
               6/30/2003       13,314       14,364       17,572
               -------------------------------------------------
               9/30/2003       13,601       14,683       17,935
               -------------------------------------------------
               12/31/2003      15,307       16,535       20,480
               -------------------------------------------------
               3/31/2004       15,575       16,836       21,101
               -------------------------------------------------
               6/30/2004       15,752       17,036       21,286
               -------------------------------------------------
               9/30/2004       16,048       17,364       21,615
               -------------------------------------------------
               12/31/2004      17,766       19,236       23,858
               -------------------------------------------------
               3/31/2005       17,719       19,194       23,879
               -------------------------------------------------
               6/30/2005       17,450       18,915       24,279
               -------------------------------------------------
               9/30/2005       17,833       19,346       25,222
               -------------------------------------------------
               12/31/2005      17,949       19,484       25,541
               -------------------------------------------------
               3/31/2006       18,616       20,222       27,057
               -------------------------------------------------
               6/30/2006       18,565       20,177       27,216
               -------------------------------------------------
               9/30/2006       19,409       21,107       28,909
               -------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Invests in a diversified portfolio of the smallest companies that have been neglected by institutional shareholders. Utilizing a quantitative process to identify value-oriented investments, the Fund strives to achieve long-term growth while offering shareholders some protection from market declines and fluctuations.

--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ending September 30, 2006, the Fund had a total return of 12.67% (Class A, at net asset value). That compares to a total return of 14.01% for the Russell 2000 Value Index, the Fund's primary benchmark.

--------------------------------------------------------------------------------

FACTORS THAT MADE POSITIVE CONTRIBUTIONS

     o Relative performance for the Fund was strongest in Energy (stock selection) and Materials (stock selection).

     o Our overweight to Industrials (avg. wt. 22.7% vs. 14.4%) added the most to relative sector allocation performance.

     o For the period, stock selection in Energy (e.g. Dril-Quip), Consumer Discretionary (e.g. Pinnacle Entertainment) and Materials (e.g. NewMarket Corp.) added the most to relative stock selection performance.

--------------------------------------------------------------------------------

FACTORS THAT DETRACTED FROM RELATIVE RETURNS

     o Our overall sector allocation and stock selection were negative for the Fund with relative performance weakest in Information Technology (sector allocation and security selection).

     o The Fund's overweight to Consumer Discretionary (avg. wt. 19.6% vs. 13.5%) along with the underweight to Information Technology (avg. wt. 5.4% vs. 12.9%) detracted most from relative sector allocation performance.

     o Our stock selection in Information Technology (e.g. Bell Microproducts), Health Care (e.g. Matria Healthcare, Inc.) and Industrials (e.g. Knightsbridge Tankers Ltd.) detracted most from relative stock selection performance.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Value Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

             [PIE CHART]                  TOP FIVE INDUSTRIES

COMMON STOCKS                             Financials                      19.6%
91.7%                                     Consumer Discretionary          19.5%
CASH EQUIVALENTS                          Industrials                     16.8%
6.0%                                      Consumer Staples                 8.3%
EXCHANGE TRADED FUNDS                     Information Technology           6.2%
2.3%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/06)
(% OF FUND'S NET ASSETS)

iShares Russell Microcap          2.35%   HEICO Corp., Class A            0.80%
 Index Fund                               Consolidated Graphics, Inc.     0.80%
Credit Acceptance Corp.           1.25%   Hub International Ltd.          0.78%
NewMarket Corp.                   0.87%   DJ Orthopedics, Inc.            0.74%
Rofin-Sinar Technologies, Inc.    0.83%   Midland Co.                     0.74%
HEICO Corp.                       0.82%

*A listing of all portfolio holdings can be found beginning on page 71.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

               -------------------------------------------------
                                                         RUSSELL
                                                          2000
                                                          VALUE
                              CLASS A      CLASS S        INDEX
               -------------------------------------------------
               9/30/1996        9,421       10,000       10,000
               -------------------------------------------------
               12/31/1996      10,452       11,101       11,006
               -------------------------------------------------
               3/31/1997       10,231       10,873       10,979
               -------------------------------------------------
               6/30/1997       11,534       12,265       12,636
               -------------------------------------------------
               9/30/1997       13,471       14,334       14,265
               -------------------------------------------------
               12/31/1997      13,305       14,165       14,505
               -------------------------------------------------
               3/31/1998       14,218       15,147       15,716
               -------------------------------------------------
               6/30/1998       14,174       15,109       15,148
               -------------------------------------------------
               9/30/1998       12,154       12,964       12,440
               -------------------------------------------------
               12/31/1998      13,203       14,092       13,569
               -------------------------------------------------
               3/31/1999       11,819       12,622       12,254
               -------------------------------------------------
               6/30/1999       14,103       15,071       14,282
               -------------------------------------------------
               9/30/1999       13,112       14,021       13,165
               -------------------------------------------------
               12/31/1999      13,815       14,781       13,367
               -------------------------------------------------
               3/31/2000       15,071       16,136       13,878
               -------------------------------------------------
               6/30/2000       15,462       16,564       14,149
               -------------------------------------------------
               9/30/2000       16,082       17,240       15,187
               -------------------------------------------------
               12/31/2000      15,339       16,453       16,418
               -------------------------------------------------
               3/31/2001       15,912       17,078       16,578
               -------------------------------------------------
               6/30/2001       18,019       19,351       18,507
               -------------------------------------------------
               9/30/2001       16,374       17,596       16,039
               -------------------------------------------------
               12/31/2001      18,765       20,178       18,721
               -------------------------------------------------
               3/31/2002       20,152       21,683       20,514
               -------------------------------------------------
               6/30/2002       20,209       21,758       20,079
               -------------------------------------------------
               9/30/2002       15,936       17,168       15,804
               -------------------------------------------------
               12/31/2002      16,429       17,710       16,582
               -------------------------------------------------
               3/31/2003       15,339       16,545       15,739
               -------------------------------------------------
               6/30/2003       19,242       20,768       19,316
               -------------------------------------------------
               9/30/2003       21,323       23,028       20,808
               -------------------------------------------------
               12/31/2003      24,587       26,570       24,214
               -------------------------------------------------
               3/31/2004       27,031       29,229       25,889
               -------------------------------------------------
               6/30/2004       27,169       29,413       26,109
               -------------------------------------------------
               9/30/2004       26,757       28,983       26,148
               -------------------------------------------------
               12/31/2004      30,342       32,880       29,600
               -------------------------------------------------
               3/31/2005       29,643       32,155       28,423
               -------------------------------------------------
               6/30/2005       30,312       32,880       29,866
               -------------------------------------------------
               9/30/2005       32,007       34,746       30,789
               -------------------------------------------------
               12/31/2005      32,484       35,288       30,994
               -------------------------------------------------
               3/31/2006       36,583       39,765       35,180
               -------------------------------------------------
               6/30/2006       35,510       38,619       34,228
               -------------------------------------------------
               9/30/2006       36,063       39,254       35,102
               -------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

                                               TAMARACK           TAMARACK          TAMARACK         TAMARACK
                                              LARGE CAP           MID CAP          SMALL CAP        ENTERPRISE
                                             GROWTH FUND        GROWTH FUND       GROWTH FUND          FUND
                                            -------------      -------------     -------------     -------------
ASSETS:
Investments, at value (cost
  $118,363,343; $101,372,608;
  $9,310,309 and $272,065,241,
  respectively)                             $ 131,823,839      $ 120,806,308     $  11,391,020     $ 361,651,121
Investment of cash collateral for
  securities on loan, at value (cost
  $11,550,412; $17,584,974; $-; and
  $54,088,949, respectively)                   11,550,412         17,584,974              --          54,088,949
                                            -------------      -------------     -------------     -------------
Total Investments                             143,374,251        138,391,282        11,391,020       415,740,070
Interest and dividends receivable                  67,229             26,099             2,933           247,457
Receivable for capital shares issued                1,508             59,375               453           277,837
Receivable for investments sold                      --                 --                --             322,420
Receivable from advisor                              --                 --               1,929              --
Prepaid expenses                                   14,474             19,026             9,374            27,949
                                            -------------      -------------     -------------     -------------
   Total Assets                               143,457,462        138,495,782        11,405,709       416,615,733
                                            -------------      -------------     -------------     -------------

LIABILITIES:
Cash overdraft                                          2                  1                --                 4
Payable for capital shares redeemed                25,128            131,643           520,604           165,792
Payable for investments purchased                      --                 --           116,078         2,479,308
Payable upon return of securities on
  loan                                         11,550,412         17,584,974                --        54,088,949
Accrued expenses and other payables:
  Investment advisory fees                         68,615             55,156                --           231,668
  Administration fees                              10,759              9,789               922            29,631
  Distribution fees                                 1,089             10,566             1,377             5,536
  Trustee fees                                         83                 83                83                83
  Other                                           134,521            100,182            49,308           173,138
                                            -------------      -------------     -------------     -------------
   Total Liabilities                           11,790,609         17,892,394           688,372        57,174,109
                                            -------------      -------------     -------------     -------------
   Net Assets                               $ 131,666,853      $ 120,603,388     $  10,717,337     $ 359,441,624
                                            =============      =============     =============     =============

NET ASSETS CONSIST OF:
Capital                                     $ 152,207,340      $  98,032,844     $   8,104,611     $ 241,771,144
Undistributed net investment income
     (loss)                                            --                 --                --           189,125
Accumulated net realized gains (losses)
  from investment transactions                (34,000,983)         3,136,844           532,015        27,895,475
Net unrealized appreciation
  (depreciation) on investments                13,460,496         19,433,700         2,080,711        89,585,880
                                            -------------      -------------     -------------     -------------
   Net Assets                               $ 131,666,853      $ 120,603,388     $  10,717,337     $ 359,441,624
                                            =============      =============     =============     =============

NET ASSETS:
Class A                                     $   5,174,522      $  43,803,452     $   5,727,698     $  17,585,791
Class I                                         1,204,291         72,866,276         4,604,391        34,477,811
Class C                                            25,247          2,053,600            41,035         2,366,124
Class R                                             9,936             10,269            28,269            52,292
Class S                                       125,252,857          1,869,791           315,944       304,959,606
                                            -------------      -------------     -------------     -------------
   Total                                    $ 131,666,853      $ 120,603,388     $  10,717,337     $ 359,441,624
                                            =============      =============     =============     =============

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

                                         TAMARACK           TAMARACK            TAMARACK             TAMARACK
                                        LARGE CAP            MID CAP            SMALL CAP           ENTERPRISE
                                       GROWTH FUND         GROWTH FUND         GROWTH FUND             FUND
                                      --------------      --------------      --------------      --------------
SHARES OUTSTANDING (UNLIMITED
  NUMBER OF SHARES AUTHORIZED, NO
  PAR VALUE):
Class A                                      477,074           3,511,368             551,268             699,962
Class I                                      109,712           5,671,704             428,987           1,362,476
Class C                                        2,371             167,756               4,049              96,111
Class R                                          922                 829               2,748               2,096
Class S                                   11,409,709             145,405              29,469          12,053,649
                                      --------------      --------------      --------------      --------------
   Total                                  11,999,788           9,497,062           1,016,521          14,214,294
                                      ==============      ==============      ==============      ==============

NET ASSET VALUES AND REDEMPTION
  PRICE PER SHARE:
Class A (a)                           $        10.85      $        12.47      $        10.39      $        25.12
                                      ==============      ==============      ==============      ==============
Class I                               $        10.98      $        12.85      $        10.73      $        25.31
                                      ==============      ==============      ==============      ==============
Class C (b)                           $        10.65      $        12.24      $        10.13      $        24.62
                                      ==============      ==============      ==============      ==============
Class R                               $        10.78      $        12.39      $        10.29      $        24.95
                                      ==============      ==============      ==============      ==============
Class S                               $        10.98      $        12.86      $        10.72      $        25.30
                                      ==============      ==============      ==============      ==============

MAXIMUM OFFERING PRICE PER SHARE:
Class A                               $        11.51      $        13.23      $        11.02      $        26.65
                                      ==============      ==============      ==============      ==============
Maximum Sales Charge - Class A                 5.75%               5.75%               5.75%               5.75%
                                      ==============      ==============      ==============      ==============

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (applicable on purchases of $1 million or more on which no intial sales charge was paid).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

                                                  TAMARACK                           TAMARACK
                                                 ENTERPRISE        TAMARACK          MICROCAP
                                               SMALL CAP FUND     VALUE FUND        VALUE FUND
                                               --------------    -------------     -------------
ASSETS:
Investments, at value (cost
  $44,857,142; $194,095,797
  and $226,607,229, respectively)              $  67,480,961     $ 292,297,810     $ 294,772,765
Investment of cash collateral
  for securities on loan, at value (cost
  $10,286,988; $17,990,424 and $-,
  respectively)                                   10,286,988        17,990,424                --
                                               -------------     -------------     -------------
Total Investments                                 77,767,949       310,288,234       294,772,765
Interest and dividends receivable                     61,101           488,753           175,067
Receivable for capital shares issued                   3,539            54,154         2,246,797
Receivable for investments sold                      255,495                --                --
Prepaid expenses                                      15,679            22,965            33,402
                                               -------------     -------------     -------------
  Total Assets                                    78,103,763       310,854,106       297,228,031
                                               -------------     -------------     -------------

LIABILITIES:
Cash overdraft                                             1                 4                 2
Payable for capital shares redeemed                   83,081           203,044           520,179
Payable for investments purchased                     94,322                --         3,388,264
Payable upon return of securities on loan         10,286,988        17,990,424                --
Accrued expenses and other payables
  Investment advisory fees                            47,483           183,717           155,124
  Administration fees                                  5,493            23,859            23,521
  Distribution fees                                      758               136             7,581
  Trustee fees                                            83                83                83
  Other                                               72,709           198,751           115,709
                                               -------------     -------------     -------------
   Total Liabilities                              10,590,918        18,600,018         4,210,463
                                               -------------     -------------     -------------
   Net Assets                                  $  67,512,845     $ 292,254,088     $ 293,017,568
                                               =============     =============     =============

NET ASSETS CONSIST OF:
Capital                                        $  38,323,801     $ 168,700,131     $ 204,079,018
Undistributed net investment income (loss)                --         4,167,714          (362,037)
Accumulated net realized gains (losses)
  from investment transactions                     6,565,225        21,184,230        21,135,051
Net unrealized appreciation (depreciation)
  on investments                                  22,623,819        98,202,013        68,165,536
                                               -------------     -------------     -------------
   Net Assets                                  $  67,512,845     $ 292,254,088     $ 293,017,568
                                               =============     =============     =============

NET ASSETS:
Class A                                        $   2,382,222     $     564,606     $  29,186,297
Class C                                              365,594            23,469         2,073,031
Class R                                               15,352             4,005           164,443
Class S                                           64,749,677       291,662,008       261,593,797
                                               -------------     -------------     -------------
   Total                                       $  67,512,845     $ 292,254,088     $ 293,017,568
                                               =============     =============     =============

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

                                         TAMARACK                                TAMARACK
                                        ENTERPRISE           TAMARACK            MICROCAP
                                      SMALL CAP FUND        VALUE FUND          VALUE FUND
                                      --------------      --------------      --------------
SHARES OUTSTANDING (UNLIMITED NUMBER
  OF SHARES AUTHORIZED, NO PAR VALUE):
Class A                                       75,046              13,569           1,316,348
Class C                                       11,763                 571              94,935
Class R                                          487                  96               7,438
Class S                                    2,026,680           6,987,903          11,746,603
                                      --------------      --------------      --------------
   Total                                   2,113,976           7,002,139          13,165,324
                                      ==============      ==============      ==============
NET ASSET VALUES AND REDEMPTION
  PRICE PER SHARE:
Class A (a)                           $        31.74      $        41.61      $        22.17
                                      ==============      ==============      ==============
Class C (b)                           $        31.08      $        41.13(d)   $        21.84
                                      ==============      ==============      ==============
Class R                               $        31.50(c)   $        41.56(e)   $        22.11
                                      ==============      ==============      ==============
Class S                               $        31.95      $        41.74      $        22.27
                                      ==============      ==============      ==============
Maximum Offering Price Per Share:
Class A                               $        33.68      $        44.15      $        23.52
                                      ==============      ==============      ==============
Maximum Sales Charge - Class A                 5.75%               5.75%               5.75%
                                      ==============      ==============      ==============

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (applicable on purchases of $1 million or more on which no initial sales charge was paid).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.
(c) Net asset value is calculated using unrounded net assets of $15,351.70 divided by the unrounded shares outstanding of 487.42.
(d) Net asset value is calculated using unrounded net assets of $23,468.59 divided by the unrounded shares outstanding of 570.54.
(e) Net asset value is calculated using unrounded net assets of $4,004.90 divided by the unrounded shares outstanding of 96.36.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations

--------------------------------------------------------------------------------

FOR THE YEAR ENDED SEPTEMBER 30, 2006


                                            TAMARACK           TAMARACK         TAMARACK           TAMARACK
                                            LARGE CAP          MID CAP          SMALL CAP         ENTERPRISE
                                           GROWTH FUND       GROWTH FUND       GROWTH FUND           FUND
                                           ------------      ------------      ------------      ------------
INVESTMENT INCOME:
  Interest income                          $     40,869      $     41,129      $        442      $    650,320
  Dividend income                             1,343,608           756,903            46,241         3,508,890
  Securities lending income (a)                  15,200            23,403                --           100,662
                                           ------------      ------------      ------------      ------------
   Total Investment Income                    1,399,677           821,435            46,683         4,259,872
                                           ------------      ------------      ------------      ------------

EXPENSES:
  Investment advisory fees                    1,000,131           833,227            81,489         3,495,796
  Administration fees                           142,874           119,031            11,641           371,752
  Distribution fees - Class A                    28,488           226,716            34,022            78,533
  Distribution fees - Class C                       254             7,444               493            16,249
  Distribution fees - Class R                        51                59               183               272
  Accounting fees                               105,708            89,219            15,325           266,582
  Custodian fees                                  3,817             2,189             2,941             9,239
  Insurance fees                                 14,672            10,761             5,251            34,694
  Legal and Audit fees                           44,701            36,200            20,343            59,228
  Registration and filing fees                   55,141            49,285            50,298            64,961
  Shareholder reports                            51,395            22,895             7,173            77,167
  Transfer agent fees                           227,412           262,024            75,641           306,898
  Trustees' fees                                 24,068            24,068            24,068            24,068
  Other fees                                     10,723             9,792             6,584            17,386
                                           ------------      ------------      ------------      ------------
  Total expenses before fee reductions        1,709,435         1,692,910           335,452         4,822,825
  Expenses reduced by:
   Advisor                                     (251,881)         (149,335)         (134,288)         (712,811)
   Distributor                                  (14,244)         (113,358)          (16,477)          (39,267)
                                           ------------      ------------      ------------      ------------
   Net Expenses                               1,443,310         1,430,217           184,687         4,070,747
                                           ------------      ------------      ------------      ------------
NET INVESTMENT INCOME (LOSS)                    (43,633)         (608,782)         (138,004)          189,125
                                           ------------      ------------      ------------      ------------

REALIZED/UNREALIZED GAINS (LOSSES)
  FROM INVESTMENTS:
Net realized gains (losses) from
  investment transactions                     7,321,698         4,228,187           767,278        31,052,535
Net change in unrealized appreciation
  (depreciation) on investments              (3,758,766)        4,591,148          (167,322)       (2,900,464)
                                           ------------      ------------      ------------      ------------
Net realized/unrealized gains (losses)
  from investments                            3,562,932         8,819,335           599,956        28,152,071
                                           ------------      ------------      ------------      ------------
Change in net assets resulting from
  operations                               $  3,519,299      $  8,210,553      $    461,952      $ 28,341,196
                                           ============      ============      ============      ============

(a) For more information on Securities Lending, please see Footnote 2 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)

--------------------------------------------------------------------------------

FOR THE YEAR ENDED SEPTEMBER 30, 2006

                                                     TAMARACK                            TAMARACK
                                                    ENTERPRISE         TAMARACK          MICROCAP
                                                  SMALL CAP FUND      VALUE FUND        VALUE FUND
                                                  --------------     ------------      ------------
INVESTMENT INCOME:
  Interest income                                  $     48,935      $     83,364      $    322,393
  Dividend income                                       681,091         7,600,223         3,068,132
  Securities lending income (a)                          16,196            49,219                --
                                                   ------------      ------------      ------------
   Total Investment Income                              746,222         7,732,806         3,390,525
                                                   ------------      ------------      ------------

EXPENSES:
  Investment advisory fees                              775,032         2,766,295         2,291,702
  Administration fees                                    69,448           325,443           254,631
  Distribution fees - Class A                            13,164             6,427            91,362
  Distribution fees - Class C                             4,331               242            11,095
  Distribution fees - Class R                                79                18               521
  Accounting fees                                        55,465           233,493           195,071
  Custodian fees                                          5,759            13,227            32,799
  Insurance fees                                         10,450            43,670            21,806
  Legal and Audit fees                                   25,756            51,086            40,765
  Registration and filing fees                           41,836            51,804            46,318
  Shareholder reports                                    17,777            84,066            38,354
  Transfer agent fees                                   115,577           351,445           184,229
  Trustees' fees                                         24,068            24,068            24,068
  Other fees                                              7,939            16,510            13,073
                                                   ------------      ------------      ------------
  Total expenses before fee reductions                1,166,681         3,967,794         3,245,794
  Expenses reduced by:
   Advisor                                             (246,279)         (550,033)         (378,918)
   Distributor                                           (6,582)           (3,213)          (45,681)
                                                   ------------      ------------      ------------
   Net Expenses                                         913,820         3,414,548         2,821,195
                                                   ------------      ------------      ------------
NET INVESTMENT INCOME (LOSS)                           (167,598)        4,318,258           569,330
                                                   ------------      ------------      ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment
  transactions                                        7,438,440        32,266,673        24,703,831
Net change in unrealized appreciation
  (depreciation) on investments                       2,164,571        (8,051,450)        5,136,261
                                                   ------------      ------------      ------------
Net realized/unrealized gains (losses) from
  investments                                         9,603,011        24,215,223        29,840,092
                                                   ------------      ------------      ------------
Change in net assets resulting from operations     $  9,435,413      $ 28,533,481      $ 30,409,422
                                                   ============      ============      ============

(a) For more information on Securities Lending, please see Footnote 2 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK LARGE CAP GROWTH FUND

                                                                     FOR THE               FOR THE
                                                                   YEAR ENDED             YEAR ENDED
                                                               SEPTEMBER 30, 2006     SEPTEMBER 30, 2005
                                                               ------------------     ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                    $     (43,633)        $     420,903
  Net realized gains (losses) from investment transactions            7,321,698             9,890,744
  Net change in unrealized appreciation (depreciation) on
   investments                                                       (3,758,766)            4,068,284
                                                                  -------------         -------------
Change in net assets resulting from operations                        3,519,299            14,379,931
                                                                  -------------         -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                                 --                    --
  From net realized gains from investment transactions                       --                    --

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                               (928)              (28,865)
  From net realized gains from investment transactions                       --                    --

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                                 --                    --
  From net realized gains from investment transactions                       --                    --

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                                 --                   (42)
  From net realized gains from investment transactions                       --                    --

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                            (62,129)             (328,930)
  From net realized gains from investment transactions                       --                    --
                                                                  -------------         -------------
Change in net assets resulting from shareholder
  distributions                                                         (63,057)             (357,837)
                                                                  -------------         -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                         1,940,383             7,534,200
  Dividends reinvested                                                   56,446               313,496
  Cost of shares redeemed                                           (29,390,661)          (65,259,273)
                                                                  -------------         -------------
Change in net assets resulting from capital transactions            (27,393,832)          (57,411,577)
                                                                  -------------         -------------
Net increase (decrease) in net assets                               (23,937,590)          (43,389,483)

NET ASSETS:
  Beginning of period                                               155,604,443           198,993,926
                                                                  -------------         -------------
  End of period                                                   $ 131,666,853         $ 155,604,443
                                                                  =============         =============
  Undistributed net investment income (loss)                      $          --         $      63,066
                                                                  =============         =============

SHARE TRANSACTIONS:
  Issued                                                                175,817               713,468
  Reinvested                                                              4,982                29,246
  Redeemed                                                           (2,658,951)           (6,226,950)
                                                                  -------------         -------------
Change in shares resulting from capital transactions                 (2,478,152)           (5,484,236)
                                                                  =============         =============

See notes to financial statements.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK MID CAP GROWTH FUND

                                                                        FOR THE               FOR THE
                                                                      YEAR ENDED             YEAR ENDED
                                                                  SEPTEMBER 30, 2006     SEPTEMBER 30, 2005
                                                                  ------------------     ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                      $    (608,782)          $    (785,103)
  Net realized gains (losses) from investment transactions              4,228,187               4,851,209
  Net change in unrealized appreciation (depreciation) on
   investments                                                          4,591,148              12,514,711
                                                                    -------------           -------------
Change in net assets resulting from operations                          8,210,553              16,580,817
                                                                    -------------           -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                                   --                      --
  From net realized gains from investment transactions                   (855,699)             (9,226,758)

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                                   --                      --
  From net realized gains from investment transactions                 (1,192,053)             (5,318,196)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                                   --                      --
  From net realized gains from investment transactions                     (7,302)                 (1,745)

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                                   --                      --
  From net realized gains from investment transactions                       (186)                (10,043)

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                                   --                      --
  From net realized gains from investment transactions                    (28,062)                (32,824)
                                                                    -------------           -------------
Change in net assets resulting from shareholder
  distributions                                                        (2,083,302)            (14,589,566)
                                                                    -------------           -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                          27,231,648              74,209,628
  Dividends reinvested                                                  2,033,557              13,891,641
  Cost of shares redeemed                                             (24,717,145)            (98,231,552)
                                                                    -------------           -------------
Change in net assets resulting from capital transactions                4,548,060             (10,130,283)
                                                                    -------------           -------------
Net increase (decrease) in net assets                                  10,675,311              (8,139,032)

NET ASSETS:
  Beginning of period                                                 109,928,077             118,067,109
                                                                    -------------           -------------
  End of period                                                     $ 120,603,388           $ 109,928,077
                                                                    =============           =============
  Undistributed net investment income (loss)                        $          --           $          --
                                                                    =============           =============

SHARE TRANSACTIONS:
  Issued                                                                2,065,479               6,135,280
  Reinvested                                                              158,873               1,240,365
  Redeemed                                                             (1,970,247)             (8,254,491)
                                                                    -------------           -------------
Change in shares resulting from capital transactions                      254,105                (878,846)
                                                                    =============           =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK SMALL CAP GROWTH FUND

                                                                       FOR THE               FOR THE
                                                                     YEAR ENDED             YEAR ENDED
                                                                 SEPTEMBER 30, 2006     SEPTEMBER 30, 2005
                                                                 ------------------     ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                      $   (138,004)          $   (178,410)
  Net realized gains (losses) from investment transactions               767,278              3,703,428
  Net change in unrealized appreciation (depreciation) on
   investments                                                          (167,322)            (1,413,499)
                                                                    ------------           ------------
Change in net assets resulting from operations                           461,952              2,111,519
                                                                    ------------           ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                                  --                     --
  From net realized gains from investment transactions                (1,942,958)            (1,256,803)

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                                  --                     --
  From net realized gains from investment transactions                  (922,615)              (925,783)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                                  --                     --
  From net realized gains from investment transactions                   (14,323)               (32,395)

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                                  --                     --
  From net realized gains from investment transactions                    (8,748)                (3,485)

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                                  --                     --
  From net realized gains from investment transactions                   (58,989)                (8,473)
                                                                    ------------           ------------
Change in net assets resulting from shareholder
  distributions                                                       (2,947,633)            (2,226,939)
                                                                    ------------           ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                          2,960,531              3,442,173
  Dividends reinvested                                                 2,776,551              2,009,230
  Cost of shares redeemed                                             (4,653,751)           (11,564,249)
                                                                    ------------           ------------
Change in net assets resulting from capital transactions               1,083,331             (6,112,846)
                                                                    ------------           ------------
Net increase (decrease) in net assets                                 (1,402,350)            (6,228,266)

NET ASSETS:
  Beginning of period                                                 12,119,687             18,347,953
                                                                    ------------           ------------
  End of period                                                     $ 10,717,337           $ 12,119,687
                                                                    ============           ============
  Undistributed net investment income (loss)                        $         --           $         --
                                                                    ============           ============

SHARE TRANSACTIONS:
  Issued                                                                 263,232                259,097
  Reinvested                                                             266,407                153,486
  Redeemed                                                              (402,959)              (842,127)
                                                                    ------------           ------------
Change in shares resulting from capital transactions                     126,680               (429,544)
                                                                    ============           ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE FUND

                                                                        FOR THE               FOR THE
                                                                      YEAR ENDED             YEAR ENDED
                                                                  SEPTEMBER 30, 2006     SEPTEMBER 30, 2005
                                                                  ------------------     ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                      $     189,125           $    (325,837)
  Net realized gains (losses) from investment transactions             31,052,535              40,499,861
  Net change in unrealized appreciation (depreciation) on
   investments                                                         (2,900,464)             13,660,780
                                                                    -------------           -------------
Change in net assets resulting from operations                         28,341,196              53,834,804
                                                                    -------------           -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                                   --                      --
  From net realized gains from investment transactions                 (1,714,562)               (208,822)

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                                   --                      --
  From net realized gains from investment transactions                 (3,431,576)             (1,038,199)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                                   --                      --
  From net realized gains from investment transactions                   (106,524)                 (6,851)

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
From net investment income                                                     --                      --
From net realized gains from investment transactions                       (6,998)                   (256)

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                                   --                      --
  From net realized gains from investment transactions                (37,704,988)            (13,287,687)
                                                                    -------------           -------------
Change in net assets resulting from shareholder
  distributions                                                       (42,964,648)            (14,541,815)
                                                                    -------------           -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                          42,750,442              32,012,787
  Dividends reinvested                                                 38,814,292              13,257,456
  Cost of shares redeemed                                             (78,409,731)            (89,251,428)
                                                                    -------------           -------------
Change in net assets resulting from capital transactions                3,155,003             (43,981,185)
                                                                    -------------           -------------
Net increase (decrease) in net assets                                 (11,468,449)             (4,688,196)

NET ASSETS:
  Beginning of period                                                 370,910,073             375,598,269
                                                                    -------------           -------------
  End of period                                                     $ 359,441,624           $ 370,910,073
                                                                    =============           =============
  Undistributed net investment income (loss)                        $     189,125           $          --
                                                                    =============           =============

SHARE TRANSACTIONS:
  Issued                                                                1,687,288               1,293,578
  Reinvested                                                            1,675,630                 529,664
  Redeemed                                                             (3,113,691)             (3,608,846)
                                                                    -------------           -------------
Change in shares resulting from capital transactions                      249,227              (1,785,604)
                                                                    =============           =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE SMALL CAP FUND

                                                                       FOR THE               FOR THE
                                                                     YEAR ENDED             YEAR ENDED
                                                                 SEPTEMBER 30, 2006     SEPTEMBER 30, 2005
                                                                 ------------------     ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                      $   (167,598)          $   (409,112)
  Net realized gains (losses) from investment transactions             7,438,440             10,480,520
  Net change in unrealized appreciation (depreciation) on
   investments                                                         2,164,571             (3,562,811)
                                                                    ------------           ------------
Change in net assets resulting from operations                         9,435,413              6,508,597
                                                                    ------------           ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                                  --                     --
  From net realized gains from investment transactions                  (446,947)              (194,897)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                                  --                     --
  From net realized gains from investment transactions                   (95,246)               (14,189)

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                                  --                     --
  From net realized gains from investment transactions                    (2,727)                  (954)

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                                  --                     --
  From net realized gains from investment transactions               (10,203,874)            (5,513,501)
                                                                    ------------           ------------
Change in net assets resulting from shareholder
  distributions                                                      (10,748,794)            (5,723,541)
                                                                    ------------           ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                          3,271,484              5,310,425
  Dividends reinvested                                                10,265,969              5,442,642
  Cost of shares redeemed                                            (16,066,758)           (16,317,105)
                                                                    ------------           ------------
Change in net assets resulting from capital transactions              (2,529,305)            (5,564,038)
                                                                    ------------           ------------
Net increase (decrease) in net assets                                 (3,842,686)            (4,778,982)

NET ASSETS:
  Beginning of period                                                 71,355,531             76,134,513
                                                                    ------------           ------------
  End of period                                                     $ 67,512,845           $ 71,355,531
                                                                    ============           ============
  Undistributed net investment income (loss)                        $         --           $         --
                                                                    ============           ============

SHARE TRANSACTIONS:
  Issued                                                                 104,355                161,158
  Reinvested                                                             365,085                162,672
  Redeemed                                                              (513,998)              (499,637)
                                                                    ------------           ------------
Change in shares resulting from capital transactions                     (44,558)              (175,807)
                                                                    ============           ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK VALUE FUND

                                                                       FOR THE                FOR THE
                                                                     YEAR ENDED              YEAR ENDED
                                                                 SEPTEMBER 30, 2006      SEPTEMBER 30, 2005
                                                                 ------------------      ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                      $   4,318,258           $   5,897,185
  Net realized gains (losses) from investment transactions             32,266,673              64,773,465
  Net change in unrealized appreciation (depreciation) on
   investments                                                         (8,051,450)            (28,299,097)
                                                                    -------------           -------------
Change in net assets resulting from operations                         28,533,481              42,371,553
                                                                    -------------           -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                              (25,171)                 (7,769)
  From net realized gains from investment transactions                   (346,127)                (73,980)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                                 (127)                   (141)
  From net realized gains from investment transactions                     (4,337)                 (1,686)

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                                  (31)                    (22)
  From net realized gains from investment transactions                       (571)                   (289)

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                           (4,711,754)             (3,745,160)
  From net realized gains from investment transactions                (54,587,535)            (31,919,232)
                                                                    -------------           -------------
Change in net assets resulting from shareholder
  distributions                                                       (59,675,653)            (35,748,279)
                                                                    -------------           -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                          10,321,320              16,341,869
  Dividends reinvested                                                 57,708,479              34,504,754
  Cost of shares redeemed                                            (113,751,128)            (68,101,029)
                                                                    -------------           -------------
Change in net assets resulting from capital transactions              (45,721,329)            (17,254,406)
                                                                    -------------           -------------
Net increase (decrease) in net assets                                 (76,863,501)            (10,631,132)

NET ASSETS:
  Beginning of period                                                 369,117,589             379,748,721
                                                                    -------------           -------------
  End of period                                                     $ 292,254,088           $ 369,117,589
                                                                    =============           =============
  Undistributed net investment income (loss)                        $   4,167,714           $   4,586,539
                                                                    =============           =============

SHARE TRANSACTIONS:
  Issued                                                                  252,465                 357,641
  Reinvested                                                            1,481,233                 763,547
  Redeemed                                                             (2,795,287)             (1,487,507)
                                                                    -------------           -------------
Change in shares resulting from capital transactions                   (1,061,589)               (366,319)
                                                                    =============           =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK MICROCAP VALUE FUND

                                                                       FOR THE                FOR THE
                                                                     YEAR ENDED              YEAR ENDED
                                                                 SEPTEMBER 30, 2006      SEPTEMBER 30, 2005
                                                                 ------------------      ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                      $     569,330           $     520,830
  Net realized gains (losses) from investment transactions             24,703,831              21,614,084
  Net change in unrealized appreciation (depreciation) on
   investments                                                          5,136,261              20,104,548
                                                                    -------------           -------------
Change in net assets resulting from operations                         30,409,422              42,239,462
                                                                    -------------           -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                              (22,835)                (27,578)
  From net realized gains from investment transactions                   (998,432)               (150,110)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                                   --                  (1,245)
  From net realized gains from investment transactions                    (48,522)                 (9,558)

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                                   --                    (566)
  From net realized gains from investment transactions                     (8,965)                 (4,090)

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                             (815,624)             (1,789,975)
  From net realized gains from investment transactions                (19,223,939)             (8,941,477)
                                                                    -------------           -------------
Change in net assets resulting from shareholder
  distributions                                                       (21,118,317)            (10,924,599)
                                                                    -------------           -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                          77,607,462              32,381,048
  Dividends reinvested                                                 19,966,985              10,491,788
  Cost of shares redeemed                                             (57,736,917)            (50,952,792)
                                                                    -------------           -------------
Change in net assets resulting from capital transactions               39,837,530              (8,079,956)
                                                                    -------------           -------------
Net increase (decrease) in net assets                                  49,128,635              23,234,907

NET ASSETS:
  Beginning of period                                                 243,888,933             220,654,026
                                                                    -------------           -------------
  End of period                                                     $ 293,017,568           $ 243,888,933
                                                                    =============           =============
  Undistributed net investment income (loss)                        $    (362,037)          $     (76,544)
                                                                    =============           =============

SHARE TRANSACTIONS:
  Issued                                                                3,569,091               1,589,626
  Reinvested                                                              993,498                 519,674
  Redeemed                                                             (2,695,012)             (2,512,164)
                                                                    -------------           -------------
Change in shares resulting from capital transactions                    1,867,577                (402,864)
                                                                    =============           =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Large Cap Growth Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                      INVESTMENT ACTIVITIES
                                                   --------------------------------------------------------
                                       NET ASSET                    NET REALIZED
                                         VALUE,         NET        AND UNREALIZED                TOTAL FROM
                                       BEGINNING     INVESTMENT    GAINS (LOSSES)   REDEMPTION   INVESTMENT
                                       OF PERIOD   INCOME (LOSS)   ON INVESTMENTS      FEES      ACTIVITIES
                                       ---------   -------------   --------------   ----------   ----------
CLASS A
Year Ended September 30, 2006             $10.65        (0.03)           0.23           (a)         0.20
Year Ended September 30, 2005               9.88         0.01            0.76           (a)         0.77
Period Ended September 30, 2004 (e)        10.02        (0.01)          (0.13)          (a)        (0.14)
Year Ended April 30, 2004                   8.33        (0.07)           1.76            --         1.69
Year Ended April 30, 2003                   9.87           --           (1.53)           --        (1.53)
Year Ended April 30, 2002                  12.02        (0.02)          (2.13)           --        (2.15)
CLASS I
Year Ended September 30, 2006             $10.75        (0.01)           0.24           (a)         0.23
Year Ended September 30, 2005               9.97         0.05            0.75           (a)         0.80
Period Ended September 30, 2004 (e)        10.11          (a)           (0.14)          (a)        (0.14)
Year Ended April 30, 2004                   8.38        (0.07)           1.80            --         1.73
Year Ended April 30, 2003                   9.92         0.03           (1.55)           --        (1.52)
Year Ended April 30, 2002                  12.07         0.02           (2.15)           --        (2.13)
CLASS C
Year Ended September 30, 2006             $10.53        (0.10)           0.22           (a)         0.12
Year Ended September 30, 2005               9.85        (0.02)           0.70           (a)         0.68
Period Ended September 30, 2004 (e)        10.02        (0.04)          (0.13)          (a)        (0.17)
Period Ended April 30, 2004 (f)            10.28        (0.26)             --            --        (0.26)
CLASS R
Year Ended September 30, 2006             $10.60        (0.05)           0.23           (a)         0.18
Year Ended September 30, 2005               9.87        (0.15)           0.89           (a)         0.74
Period Ended September 30, 2004 (e)        10.02           --           (0.15)          (a)        (0.15)
Period Ended April 30, 2004 (f)            10.28           --           (0.26)           --        (0.26)
CLASS S
Year Ended September 30, 2006             $10.75          (a)            0.23           (a)         0.23
Year Ended September 30, 2005               9.97         0.02            0.78           (a)         0.80
Period Ended September 30, 2004 (e)        10.11           --           (0.14)          (a)        (0.14)
Period Ended April 30, 2004 (f)            10.37           --           (0.26)           --        (0.26)

                                                          DISTRIBUTIONS
                                      -----------------------------------------------------
                                                                                             NET ASSET
                                           NET                       NET                       VALUE,
                                        INVESTMENT     RETURN     REALIZED       TOTAL         END OF          TOTAL
                                          INCOME     OF CAPITAL     GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                        ----------   ----------   --------   -------------   ---------   ----------------
CLASS A
Year Ended September 30, 2006                 --            --            --           --        $10.85         1.88%
Year Ended September 30, 2005                 --            --            --           --         10.65         7.79%
Period Ended September 30, 2004 (e)           --            --            --           --          9.88        (1.40%)(b)
Year Ended April 30, 2004                     --            --            --           --         10.02        20.29%
Year Ended April 30, 2003                  (0.01)           --            --        (0.01)         8.33       (15.53%)
Year Ended April 30, 2002                    (a)           (a)            --           --          9.87       (17.87%)
CLASS I
Year Ended September 30, 2006                (a)            --            --          (a)        $10.98         2.18%
Year Ended September 30, 2005              (0.02)           --            --        (0.02)        10.75         8.04%
Period Ended September 30, 2004 (e)           --            --            --           --          9.97        (1.38%)(b)
Year Ended April 30, 2004                     --            --            --           --         10.11        20.64%
Year Ended April 30, 2003                  (0.02)           --            --        (0.02)         8.38       (15.34%)
Year Ended April 30, 2002                  (0.01)        (0.01)           --        (0.02)         9.92       (17.71%)
CLASS C
Year Ended September 30, 2006                 --            --            --           --        $10.65         1.14%
Year Ended September 30, 2005                 --            --            --           --         10.53         6.90%
Period Ended September 30, 2004 (e)           --            --            --           --          9.85        (1.70%)(b)
Period Ended April 30, 2004 (f)               --            --            --           --         10.02        (2.53%)(b)
CLASS R
Year Ended September 30, 2006                 --            --            --           --        $10.78         1.60%
Year Ended September 30, 2005              (0.01)           --            --        (0.01)        10.60         7.46%
Period Ended September 30, 2004 (e)           --            --            --           --          9.87        (1.50%)(b)
Period Ended April 30, 2004 (f)               --            --            --           --         10.02        (2.53%)(b)
CLASS S
Year Ended September 30, 2006                (a)            --            --          (a)        $10.98         2.18%
Year Ended September 30, 2005              (0.02)           --            --        (0.02)        10.75         8.04%
Period Ended September 30, 2004 (e)           --            --            --           --          9.97        (1.38%)(b)
Period Ended April 30, 2004 (f)               --            --            --           --         10.11        (2.51%)(b)

                                                                  RATIOS/SUPPLEMENTAL DATA
                                      ---------------------------------------------------------------------------
                                                                        RATIO OF NET
                                                       RATIO OF NET      INVESTMENT        RATIO OF
                                        NET ASSETS,     EXPENSES TO     INCOME (LOSS)     EXPENSES TO   PORTFOLIO
                                       END OF PERIOD      AVERAGE        TO AVERAGE         AVERAGE     TURNOVER
                                          (000'S)       NET ASSETS       NET ASSETS       NET ASSETS**   RATE***
                                       -------------   ------------     -------------     ------------  ---------
CLASS A
Year Ended September 30, 2006              $  5,175         1.25%          (0.27%)           1.68%          35%
Year Ended September 30, 2005                 6,280         1.15%           0.06%            1.74%          28%
Period Ended September 30, 2004 (e)          10,614         1.10%(c)       (0.27%)(c)        1.63%(c)       16%
Year Ended April 30, 2004                    10,864         1.54%          (0.85%)           1.79%         264%
Year Ended April 30, 2003                     7,686         1.46%          (0.07%)           1.71%          90%
Year Ended April 30, 2002                     9,906         1.34%          (0.14%)           1.59%          33%
CLASS I
Year Ended September 30, 2006              $  1,204         1.00%          (0.08%)           1.19%          35%
Year Ended September 30, 2005                 3,636         0.89%           0.35%            1.22%          28%
Period Ended September 30, 2004 (e)          19,556         0.85%(c)       (0.03%)(c)        1.11%(c)       16%
Year Ended April 30, 2004                    28,454         1.29%          (0.60%)           1.29%         264%
Year Ended April 30, 2003                    35,379         1.21%           0.20%                 (d)       90%
Year Ended April 30, 2002                    64,516         1.09%           0.11%                 (d)       33%
CLASS C
Year Ended September 30, 2006              $     25         2.00%          (1.01%)           2.17%          35%
Year Ended September 30, 2005                    25         1.93%          (0.88%)           2.26%          28%
Period Ended September 30, 2004 (e)               3         1.81%(c)       (0.98%)(c)        2.13%(c)       16%
Period Ended April 30, 2004 (f)                   3         1.88%(c)       (1.15%)(c)             (d)      264%
CLASS R
Year Ended September 30, 2006              $     10         1.50%          (0.53%)           1.66%          35%
Year Ended September 30, 2005                    15         1.41%          (0.27%)           1.75%          28%
Period Ended September 30, 2004 (e)              65         1.34%(c)        0.12% (c)        2.00%(c)       16%
Period Ended April 30, 2004 (f)                   3         1.32%(c)       (0.63%)(c)             (d)      264%
CLASS S
Year Ended September 30, 2006              $125,253         1.00%          (0.02%)           1.18%          35%
Year Ended September 30, 2005               145,649         0.91%           0.24%            1.25%          28%
Period Ended September 30, 2004 (e)         168,756         0.85%(c)       (0.02%)(c)        1.13%(c)       16%
Period Ended April 30, 2004 (f)             190,737         0.85%(c)       (0.27%)(c)             (d)      264%

 *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced.
    If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Less than $0.01 or $(0.01) per share.
(b) Not annualized.
(c) Annualized.
(d) There were no waivers or reimbursements during the period.
(e) For the period from May 1, 2004 to September 30, 2004.
(f) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Mid Cap Growth Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                      INVESTMENT ACTIVITIES
                                                   --------------------------------------------------------
                                       NET ASSET                    NET REALIZED
                                         VALUE,         NET        AND UNREALIZED                TOTAL FROM
                                       BEGINNING     INVESTMENT    GAINS (LOSSES)   REDEMPTION   INVESTMENT
                                       OF PERIOD   INCOME (LOSS)   ON INVESTMENTS      FEES      ACTIVITIES
                                       ---------   -------------   --------------   ----------   ----------
CLASS A
Year Ended September 30, 2006             $11.71        (0.08)(a)         1.07           (g)         0.99
Year Ended September 30, 2005              11.57        (0.14)            1.86           (g)         1.72
Period Ended September 30, 2004 (e)        12.17        (0.04)           (0.56)          (g)        (0.60)
Year Ended April 30, 2004                   9.46        (0.08)            2.79            --         2.71
Year Ended April 30, 2003                  11.73        (0.03)           (2.15)           --        (2.18)
Year Ended April 30, 2002                  11.99        (0.01)            0.67            --         0.66
CLASS I
Year Ended September 30, 2006             $12.03        (0.05)(a)         1.10           (g)         1.05
Year Ended September 30, 2005              11.81        (0.04)            1.84           (g)         1.80
Period Ended September 30, 2004 (e)        12.41        (0.04)           (0.56)          (g)        (0.60)
Year Ended April 30, 2004                   9.62        (0.08)            2.87            --         2.79
Year Ended April 30, 2003                  11.91        (0.01)           (2.19)           --        (2.20)
Year Ended April 30, 2002                  12.13         0.01             0.69            --         0.70
CLASS C
Year Ended September 30, 2006             $11.59        (0.17)(a)         1.05           (g)         0.88
Year Ended September 30, 2005              11.53        (0.11)            1.75           (g)         1.64
Period Ended September 30, 2004 (e)        12.16        (0.05)           (0.58)          (g)        (0.63)
Period Ended April 30, 2004 (f)            12.51           --            (0.35)           --        (0.35)
CLASS R
Year Ended September 30, 2006             $11.67        (0.12)(a)         1.07           (g)         0.95
Year Ended September 30, 2005              11.55        (0.30)            2.00           (g)         1.70
Period Ended September 30, 2004 (e)        12.17        (0.01)           (0.61)          (g)        (0.62)
Period Ended April 30, 2004 (f)            12.51           --            (0.34)           --        (0.34)
CLASS S
Year Ended September 30, 2006             $12.03        (0.05)(a)         1.11           (g)         1.06
Year Ended September 30, 2005              11.81        (0.02)            1.82           (g)         1.80
Period Ended September 30, 2004 (e)        12.41        (0.01)           (0.59)          (g)        (0.60)
Period Ended April 30, 2004 (f)            12.76           --            (0.35)           --        (0.35)


                                                     DISTRIBUTIONS
                                          --------------------------------------
                                                                                  NET ASSET
                                              NET         NET                      VALUE,
                                          INVESTMENT   REALIZED        TOTAL       END OF          TOTAL
                                            INCOME       GAINS     DISTRIBUTIONS   PERIOD         RETURN*
                                          ----------   --------    -------------  ---------   -----------------
CLASS A
Year Ended September 30, 2006                 --         (0.23)        (0.23)       $12.47         8.52%
Year Ended September 30, 2005                 --         (1.58)        (1.58)        11.71        15.62%
Period Ended September 30, 2004 (e)           --            --            --         11.57        (4.93%)(b)
Year Ended April 30, 2004                     --            --            --         12.17        28.65%
Year Ended April 30, 2003                     --         (0.09)        (0.09)         9.46       (18.58%)
Year Ended April 30, 2002                  (0.01)        (0.91)        (0.92)        11.73         5.99%
CLASS I
Year Ended September 30, 2006                 --         (0.23)        (0.23)       $12.85         8.71%
Year Ended September 30, 2005                 --         (1.58)        (1.58)        12.03        16.02%
Period Ended September 30, 2004 (e)           --            --            --         11.81        (4.83%)(b)
Year Ended April 30, 2004                     --            --            --         12.41        29.00%
Year Ended April 30, 2003                     --         (0.09)        (0.09)         9.62       (18.46%)
Year Ended April 30, 2002                  (0.01)        (0.91)        (0.92)        11.91         6.34%
CLASS C
Year Ended September 30, 2006                 --         (0.23)        (0.23)       $12.24         7.56%
Year Ended September 30, 2005                 --         (1.58)        (1.58)        11.59        14.91%
Period Ended September 30, 2004 (e)           --            --            --         11.53        (5.18%)(b)
Period Ended April 30, 2004 (f)               --            --            --         12.16        (2.80%)(b)
CLASS R
Year Ended September 30, 2006                 --         (0.23)        (0.23)       $12.39         8.12%
Year Ended September 30, 2005                 --         (1.58)        (1.58)        11.67        15.47%
Period Ended September 30, 2004 (e)           --            --            --         11.55        (5.09%)(b)
Period Ended April 30, 2004 (f)               --            --            --         12.17        (2.72%)(b)
CLASS S
Year Ended September 30, 2006                 --         (0.23)        (0.23)       $12.86         8.79%
Year Ended September 30, 2005                 --         (1.58)        (1.58)        12.03        16.02%
Period Ended September 30, 2004 (e)           --            --            --         11.81        (4.83%)(b)
Period Ended April 30, 2004 (f)               --            --            --         12.41        (2.74%)(b)

                                                                        RATIOS/SUPPLEMENTAL DATA
                                        ----------------------------------------------------------------------------------------
                                                                            RATIO OF NET
                                                         RATIO OF NET        INVESTMENT           RATIO OF
                                          NET ASSETS,    EXPENSES TO        INCOME (LOSS)        EXPENSES TO           PORTFOLIO
                                        END OF PERIOD      AVERAGE           TO AVERAGE            AVERAGE             TURNOVER
                                           (000'S)        NET ASSETS         NET ASSETS          NET ASSETS**          RATE ***
                                        -------------    ------------       -------------        ------------          ---------
CLASS A
Year Ended September 30, 2006             $ 43,803           1.35%             (0.66%)              1.73%                23%
Year Ended September 30, 2005               45,359           1.32%             (0.80%)              1.75%                22%
Period Ended September 30, 2004 (e)         69,979           1.27%(c)          (0.88%)(c)           1.58%(c)             15%
Year Ended April 30, 2004                   74,150           1.38%             (0.78%)              1.64%                93%
Year Ended April 30, 2003                   48,806           1.40%             (0.37%)              1.65%                28%
Year Ended April 30, 2002                   55,143           1.37%             (0.22%)              1.62%                19%
CLASS I
Year Ended September 30, 2006             $ 72,866           1.10%             (0.41%)              1.23%                23%
Year Ended September 30, 2005               62,652           1.07%             (0.54%)              1.25%                22%
Period Ended September 30, 2004 (e)         47,778           1.02%(c)          (0.62%)(c)           1.07%(c)             15%
Year Ended April 30, 2004                   66,039           1.15%             (0.50%)              1.16%                93%
Year Ended April 30, 2003                   94,472           1.15%             (0.12%)                   (d)             28%
Year Ended April 30, 2002                  115,032           1.12%              0.10%                    (d)             19%
CLASS C
Year Ended September 30, 2006             $  2,054           2.10%             (1.40%)              2.22%                23%
Year Ended September 30, 2005                  370           2.09%             (1.53%)              2.28%                22%
Period Ended September 30, 2004 (e)             13           2.02%(c)          (1.65%)(c)           2.12%(c)             15%
Period Ended April 30, 2004 (f)                  3           1.28%(c)          (1.01%)(c)                (d)             93%
CLASS R
Year Ended September 30, 2006             $     10           1.60%             (0.95%)              1.73%                23%
Year Ended September 30, 2005                   32           1.57%             (1.04%)              1.76%                22%
Period Ended September 30, 2004 (e)             72           1.52%(c)          (1.20%)(c)           1.78%(c)             15%
Period Ended April 30, 2004 (f)                  3           0.79%(c)          (0.56%)(c)                (d)             93%
CLASS S
Year Ended September 30, 2006             $  1,870           1.10%             (0.41%)              1.23%                23%
Year Ended September 30, 2005                1,515           1.08%             (0.52%)              1.27%                22%
Period Ended September 30, 2004 (e)            225           1.03%(c)          (0.71%)(c)           1.15%(c)             15%
Period Ended April 30, 2004 (f)                  4           0.25%(c)          (0.06%)(c)                (d)             93%

 *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced.
    If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized.
(c) Annualized.
(d) There were no waivers or reimbursements during the period.
(e) For the period from May 1, 2004 to September 30, 2004.
(f) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(g) Less than $0.01 or $(0.01) per share.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Small Cap Growth Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                      INVESTMENT ACTIVITIES
                                                     -------------------------------------------------------
                                       NET ASSET                     NET REALIZED
                                         VALUE,          NET        AND UNREALIZED                TOTAL FROM
                                       BEGINNING     INVESTMENT     GAINS (LOSSES)   REDEMPTION   INVESTMENT
                                       OF PERIOD        LOSS        ON INVESTMENTS      FEES      ACTIVITIES
                                       ---------     ----------     --------------   ----------   ----------
CLASS A
Year Ended September 30, 2006             $13.51        (0.14)(a)         0.68           (g)         0.54
Year Ended September 30, 2005              13.78        (0.19)            2.11           (g)         1.92
Period Ended September 30, 2004 (e)        13.19        (0.07)            0.66           (g)         0.59
Year Ended April 30, 2004                  10.11        (0.15)            3.23            --         3.08
Year Ended April 30, 2003                  12.32        (0.12)           (2.09)           --        (2.21)
Year Ended April 30, 2002                  11.56        (0.11)            1.04            --         0.93
CLASS I
Year Ended September 30, 2006             $13.81        (0.12)(a)         0.70           (g)         0.58
Year Ended September 30, 2005              14.01        (0.21)            2.20           (g)         1.99
Period Ended September 30, 2004 (e)        13.40        (0.08)            0.69           (g)         0.61
Year Ended April 30, 2004                  10.25        (0.17)            3.32            --         3.15
Year Ended April 30, 2003                  12.45        (0.09)           (2.11)           --        (2.20)
Year Ended April 30, 2002                  11.66        (0.07)            1.03            --         0.96
CLASS C
Year Ended September 30, 2006             $13.34        (0.22)(a)         0.67           (g)         0.45
Year Ended September 30, 2005              13.74        (1.00)            2.79           (g)         1.79
Period Ended September 30, 2004 (e)        13.19        (0.09)            0.64           (g)         0.55
Period Ended April 30, 2004 (f)            13.63        (0.02)           (0.42)           --        (0.44)
CLASS R
Year Ended September 30, 2006             $13.44        (0.17)(a)         0.68           (g)         0.51
Year Ended September 30, 2005              13.76        (0.17)            2.04           (g)         1.87
Period Ended September 30, 2004 (e)        13.19        (0.02)            0.59           (g)         0.57
Period Ended April 30, 2004 (f)            13.63        (0.02)           (0.42)           --        (0.44)
CLASS S
Year Ended September 30, 2006             $13.80        (0.12)(a)         0.70           (g)         0.58
Year Ended September 30, 2005              14.01        (0.08)            2.06           (g)         1.98
Period Ended September 30, 2004 (e)        13.40        (0.02)            0.63           (g)         0.61
Period Ended April 30, 2004 (f)            13.84        (0.02)           (0.42)           --        (0.44)

                                                       DISTRIBUTIONS
                                          -------------------------------------
                                                                                  NET ASSET
                                             NET         NET                       VALUE,
                                          INVESTMENT   REALIZED       TOTAL         END OF         TOTAL
                                            INCOME       GAINS    DISTRIBUTIONS     PERIOD        RETURN*
                                          ----------   --------   -------------   ---------   ---------------
CLASS A
Year Ended September 30, 2006                 --        (3.66)        (3.66)       $10.39         4.12%
Year Ended September 30, 2005                 --        (2.19)        (2.19)        13.51        14.56%
Period Ended September 30, 2004 (e)           --           --            --         13.78         4.47%(b)
Year Ended April 30, 2004                     --           --            --         13.19        30.46%
Year Ended April 30, 2003                     --           --            --         10.11       (17.94%)
Year Ended April 30, 2002                     --        (0.17)        (0.17)        12.32         8.17%
CLASS I
Year Ended September 30, 2006                 --        (3.66)        (3.66)       $10.73         4.36%
Year Ended September 30, 2005                 --        (2.19)        (2.19)        13.81        14.85%
Period Ended September 30, 2004 (e)           --           --            --         14.01         4.55%(b)
Year Ended April 30, 2004                     --           --            --         13.40        30.73%
Year Ended April 30, 2003                     --           --            --         10.25       (17.67%)
Year Ended April 30, 2002                     --        (0.17)        (0.17)        12.45         8.36%
CLASS C
Year Ended September 30, 2006                 --        (3.66)        (3.66)       $10.13         3.41%
Year Ended September 30, 2005                 --        (2.19)        (2.19)        13.34        13.55%
Period Ended September 30, 2004 (e)           --           --            --         13.74         4.17%(b)
Period Ended April 30, 2004 (f)               --           --            --         13.19        (3.23%)(b)
CLASS R
Year Ended September 30, 2006                 --        (3.66)        (3.66)       $10.29         3.86%
Year Ended September 30, 2005                 --        (2.19)        (2.19)        13.44        14.18%
Period Ended September 30, 2004 (e)           --           --            --         13.76         4.32%(b)
Period Ended April 30, 2004 (f)               --           --            --         13.19        (3.23%)(b)
CLASS S
Year Ended September 30, 2006                 --        (3.66)        (3.66)       $10.72         4.37%
Year Ended September 30, 2005                 --        (2.19)        (2.19)        13.80        14.77%
Period Ended September 30, 2004 (e)           --           --            --         14.01         4.55%(b)
Period Ended April 30, 2004 (f)               --           --            --         13.40        (3.18%)(b)

                                                                    RATIOS/SUPPLEMENTAL DATA
                                      ----------------------------------------------------------------------------------
                                                                         RATIO OF NET
                                                        RATIO OF NET      INVESTMENT        RATIO OF
                                        NET ASSETS,      EXPENSES TO         LOSS          EXPENSES TO         PORTFOLIO
                                       END OF PERIOD       AVERAGE        TO AVERAGE         AVERAGE           TURNOVER
                                          (000'S)        NET ASSETS       NET ASSETS      NET ASSETS**         RATE ***
                                       -------------    ------------     -------------    ------------         ---------
CLASS A
Year Ended September 30, 2006             $ 5,728          1.68%            (1.28%)             3.07%             23%
Year Ended September 30, 2005               7,476          1.68%            (1.34%)             2.80%             23%
Period Ended September 30, 2004 (e)         8,140          1.68%(c)         (1.28%)(c)          2.76%(c)          11%
Year Ended April 30, 2004                   7,488          1.81%            (1.52%)             2.06%             40%
Year Ended April 30, 2003                   4,359          1.70%            (1.12%)             1.95%            120%
Year Ended April 30, 2002                   6,069          1.61%            (0.99%)             1.86%             31%
CLASS I
Year Ended September 30, 2006             $ 4,604          1.43%            (1.03%)             2.58%             23%
Year Ended September 30, 2005               4,363          1.43%            (1.10%)             2.26%             23%
Period Ended September 30, 2004 (e)         9,952          1.43%(c)         (1.04%)(c)          2.13%(c)          11%
Year Ended April 30, 2004                  14,094          1.55%            (1.23%)                  (d)          40%
Year Ended April 30, 2003                  16,621          1.45%            (0.87%)                  (d)         120%
Year Ended April 30, 2002                  19,113          1.36%            (0.72%)                  (d)          31%
CLASS C
Year Ended September 30, 2006             $    41          2.43%            (2.04%)             3.59%             23%
Year Ended September 30, 2005                  54          2.43%            (2.11%)             3.26%             23%
Period Ended September 30, 2004 (e)           214          2.43%(c)         (2.01%)(c)          3.39%(c)          11%
Period Ended April 30, 2004 (f)                 3          2.49%(c)         (5.27%)(c)               (d)          40%
CLASS R
Year Ended September 30, 2006             $    28          1.93%            (1.50%)             3.09%             23%
Year Ended September 30, 2005                  70          1.93%            (1.60%)             2.89%             23%
Period Ended September 30, 2004 (e)            22          1.93%(c)         (1.48%)(c)          3.22%(c)          11%
Period Ended April 30, 2004 (f)                 5          1.94%(c)         (5.14%)(c)               (d)          40%
CLASS S
Year Ended September 30, 2006             $   316          1.43%            (1.02%)             2.58%             23%
Year Ended September 30, 2005                 156          1.43%            (1.07%)             2.45%             23%
Period Ended September 30, 2004 (e)            21          1.42%(c)         (0.94%)(c)          3.19%(c)          11%
Period Ended April 30, 2004 (f)                 3          1.47%(c)         (4.34%)(c)               (d)          40%

 *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced.
    If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized.
(c) Annualized.
(d) There were no waivers or reimbursements during the period.
(e) For the period from May 1, 2004 to September 30, 2004.
(f) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(g) Less than $0.01 or $(0.01) per share.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Enterprise Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                     INVESTMENT ACTIVITIES
                                                   --------------------------------------------------------
                                       NET ASSET                    NET REALIZED
                                         VALUE,         NET        AND UNREALIZED                TOTAL FROM
                                       BEGINNING     INVESTMENT    GAINS (LOSSES)   REDEMPTION   INVESTMENT
                                       OF PERIOD   INCOME (LOSS)   ON INVESTMENTS      FEES      ACTIVITIES
                                       ---------   -------------   --------------   ----------   ----------
CLASS A
Year Ended September 30, 2006             $26.46        (0.04)(a)         1.80           (i)         1.76
Year Ended September 30, 2005              23.81        (0.06)            3.66           (i)         3.60
Period Ended September 30, 2004 (e)        23.89        (0.02)           (0.06)          (i)        (0.08)
Period Ended June 30, 2004 (f)             24.01           --            (0.12)           --        (0.12)
CLASS I
Year Ended September 30, 2006             $26.57         0.02 (a)         1.82           (i)         1.84
Year Ended September 30, 2005              23.85        (0.02)            3.69           (i)         3.67
Period Ended September 30, 2004 (g)        23.85           --               --           (i)           --
CLASS C
Year Ended September 30, 2006             $26.17        (0.21)(a)         1.76           (i)         1.55
Year Ended September 30, 2005              23.74        (0.15)            3.53           (i)         3.38
Period Ended September 30, 2004 (e)        23.85        (0.04)           (0.07)          (i)        (0.11)
Period Ended June 30, 2004 (f)             24.01        (0.01)           (0.15)           --        (0.16)
CLASS R
Year Ended September 30, 2006             $26.35        (0.11)(a)         1.81           (i)         1.70
Year Ended September 30, 2005              23.78        (0.12)            3.64           (i)         3.52
Period Ended September 30, 2004 (e)        23.87        (0.02)           (0.07)          (i)        (0.09)
Period Ended June 30, 2004 (f)             24.01        (0.02)           (0.12)           --        (0.14)
CLASS S
Year Ended September 30, 2006             $26.56         0.02(a)          1.82           (i)         1.84
Year Ended September 30, 2005              23.85        (0.02)            3.68           (i)         3.66
Period Ended September 30, 2004 (e)        23.91        (0.01)           (0.05)          (i)        (0.06)
Year Ended June 30, 2004 (h)               17.66        (0.02)            6.27            --         6.25
Year Ended June 30, 2003                   17.98         0.04            (0.31)           --        (0.27)
Year Ended June 30, 2002                   15.24         0.02             3.08            --         3.10

                                                   DISTRIBUTIONS
                                      ---------------------------------------
                                                                                  NET ASSET
                                            NET           NET                       VALUE,
                                        INVESTMENT     REALIZED       TOTAL         END OF          TOTAL
                                          INCOME         GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                        ----------     --------   -------------   ---------    ---------------
CLASS A
Year Ended September 30, 2006                 --         (3.10)        (3.10)       $25.12         7.72%
Year Ended September 30, 2005                 --         (0.95)        (0.95)        26.46        15.34%
Period Ended September 30, 2004 (e)           --            --            --         23.81        (0.33%)(b)
Period Ended June 30, 2004 (f)                --            --            --         23.89        (0.50%)(b)
CLASS I
Year Ended September 30, 2006                 --         (3.10)        (3.10)       $25.31         8.02%
Year Ended September 30, 2005                 --         (0.95)        (0.95)        26.57        15.61%
Period Ended September 30, 2004 (g)           --            --            --         23.85         0.00% (b)
CLASS C
Year Ended September 30, 2006                 --         (3.10)        (3.10)       $24.62         6.93%
Year Ended September 30, 2005                 --         (0.95)        (0.95)        26.17        14.43%
Period Ended September 30, 2004 (e)           --            --            --         23.74        (0.46%)(b)
Period Ended June 30, 2004 (f)                --            --            --         23.85        (0.67%)(b)
CLASS R
Year Ended September 30, 2006                 --         (3.10)        (3.10)       $24.95         7.50%
Year Ended September 30, 2005                 --         (0.95)        (0.95)        26.35        15.01%
Period Ended September 30, 2004 (e)           --            --            --         23.78        (0.38%)(b)
Period Ended June 30, 2004 (f)                --            --            --         23.87        (0.58%)(b)
CLASS S
Year Ended September 30, 2006                 --         (3.10)        (3.10)       $25.30         8.02%
Year Ended September 30, 2005                 --         (0.95)        (0.95)        26.56        15.57%
Period Ended September 30, 2004 (e)           --            --            --         23.85        (0.21%)(b)
Year Ended June 30, 2004 (h)                  --            --            --         23.91        35.35%
Year Ended June 30, 2003                   (0.03)        (0.02)        (0.05)        17.66        (1.48%)
Year Ended June 30, 2002                   (0.05)        (0.31)        (0.36)        17.98        20.82%

                                                                        RATIOS/SUPPLEMENTAL DATA
                                       ------------------------------------------------------------------------------------
                                                                           RATIO OF NET
                                                          RATIO OF NET      INVESTMENT          RATIO OF
                                        NET ASSETS,       EXPENSES TO      INCOME (LOSS)       EXPENSES TO        PORTFOLIO
                                       END OF PERIOD        AVERAGE         TO AVERAGE           AVERAGE          TURNOVER
                                          (000'S)          NET ASSETS       NET ASSETS         NET ASSETS**       RATE ***
                                       -------------      ------------     -------------       ------------       ---------
CLASS A
Year Ended September 30, 2006             $ 17,586           1.33%             (0.17%)            1.77%              27%
Year Ended September 30, 2005               12,856           1.33%             (0.29%)            1.88%              33%
Period Ended September 30, 2004 (e)          3,359           1.33%(c)          (0.35%)(c)         1.73%(c)            7%
Period Ended June 30, 2004 (f)               1,872           1.33%(c)          (0.07%)(c)         1.72%(c)           28%
CLASS I
Year Ended September 30, 2006             $ 34,478           1.08%              0.08%             1.27%              27%
Year Ended September 30, 2005               29,554           1.08%             (0.08%)            1.36%              33%
Period Ended September 30, 2004 (g)         26,707           0.00%(c)           0.00% (c)         0.00%(c)            7%
CLASS C
Year Ended September 30, 2006             $  2,366           2.08%             (0.86%)            2.26%              27%
Year Ended September 30, 2005                  801           2.08%             (1.01%)            2.39%              33%
Period Ended September 30, 2004 (e)             75           2.08%(c)          (1.09%)(c)         2.25%(c)            7%
Period Ended June 30, 2004 (f)                  23           2.07%(c)          (0.67%)(c)         2.22%(c)           28%
CLASS R
Year Ended September 30, 2006             $     52           1.58%             (0.44%)            1.77%              27%
Year Ended September 30, 2005                   59           1.58%             (0.54%)            1.88%              33%
Period Ended September 30, 2004 (e)              6           1.57%(c)          (0.61%)(c)         1.77%(c)            7%
Period Ended June 30, 2004 (f)                   3           1.54%(c)          (0.38%)(c)         1.61%(c)           28%
CLASS S
Year Ended September 30, 2006             $304,960           1.08%              0.06%             1.27%              27%
Year Ended September 30, 2005              327,641           1.08%             (0.08%)            1.36%              33%
Period Ended September 30, 2004 (e)        345,451           1.08%(c)          (0.12%)(c)         1.21%(c)            7%
Year Ended June 30, 2004 (h)               365,930           1.08%             (0.09%)            1.22%              28%
Year Ended June 30, 2003                   208,651           1.08%              0.21%             1.14%              13%
Year Ended June 30, 2002                   370,351           1.08%              0.04%                  (d)           93%

  * Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced.
    If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized.
(c) Annualized.
(d) There were no waivers or reimbursements during the period.
(e) For the period from July 1, 2004 to September 30, 2004.
(f) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(g) For the period from September 30, 2004 (commencement of operations) to September 30, 2004.
(h) The existing class of shares was designated Class S shares as of April 19, 2004.
(i) Less than $0.01 or $(0.01) per share.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Enterprise Small Cap Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                     INVESTMENT ACTIVITIES
                                                   --------------------------------------------------------
                                       NET ASSET                    NET REALIZED
                                         VALUE,         NET        AND UNREALIZED                TOTAL FROM
                                       BEGINNING     INVESTMENT    GAINS (LOSSES)   REDEMPTION   INVESTMENT
                                       OF PERIOD   INCOME (LOSS)   ON INVESTMENTS      FEES      ACTIVITIES
                                       ---------   -------------   --------------   ----------   ----------
CLASS A
Year Ended September 30, 2006             $32.96        (0.15)(a)         4.03           (h)         3.88
Year Ended September 30, 2005              32.59        (0.24)            3.10           (h)         2.86
Period Ended September 30, 2004 (e)        32.69        (0.05)           (0.05)          (h)        (0.10)
Period Ended June 30, 2004 (f)             32.36        (0.03)            0.36            --         0.33
CLASS C
Year Ended September 30, 2006             $32.59        (0.38)(a)         3.97           (h)         3.59
Year Ended September 30, 2005              32.47        (0.24)            2.85           (h)         2.61
Period Ended September 30, 2004 (e)        32.63        (0.12)           (0.04)          (h)        (0.16)
Period Ended June 30, 2004 (f)             32.36        (0.06)            0.33            --         0.27
CLASS R
Year Ended September 30, 2006             $32.81        (0.23)(a)         4.02           (h)         3.79
Year Ended September 30, 2005              32.54        (0.28)            3.04           (h)         2.76
Period Ended September 30, 2004 (e)        32.66        (0.08)           (0.04)          (h)        (0.12)
Period Ended June 30, 2004 (f)             32.36        (0.06)            0.36            --         0.30
CLASS S
Year Ended September 30, 2006             $33.06        (0.07)(a)         4.06           (h)         3.99
Year Ended September 30, 2005              32.62        (0.19)            3.12           (h)         2.93
Period Ended September 30, 2004 (e)        32.70        (0.05)           (0.03)          (h)        (0.08)
Year Ended June 30, 2004 (g)               23.78        (0.14)            9.06            --         8.92
Year Ended June 30, 2003                   25.62        (0.04)           (1.29)           --        (1.33)
Year Ended June 30, 2002                   26.19        (0.03)            0.73            --         0.70

                                                    DISTRIBUTIONS
                                        ---------------------------------------
                                                                                 NET ASSET
                                            NET           NET                      VALUE,
                                        INVESTMENT     REALIZED        TOTAL       END OF          TOTAL
                                          INCOME         GAINS     DISTRIBUTIONS   PERIOD         RETURN*
                                        ----------     --------    ------------- ---------    ---------------
CLASS A
Year Ended September 30, 2006                 --         (5.10)        (5.10)       $31.74        13.85%
Year Ended September 30, 2005                 --         (2.49)        (2.49)        32.96         8.67%
Period Ended September 30, 2004 (e)           --            --            --         32.59        (0.31%)(b)
Period Ended June 30, 2004 (f)                --            --            --         32.69         1.02%(b)
CLASS C
Year Ended September 30, 2006                 --         (5.10)        (5.10)       $31.08        13.01%
Year Ended September 30, 2005                 --         (2.49)        (2.49)        32.59         7.89%
Period Ended September 30, 2004 (e)           --            --            --         32.47        (0.49%)(b)
Period Ended June 30, 2004 (f)                --            --            --         32.63         0.83%(b)
CLASS R
Year Ended September 30, 2006                 --         (5.10)        (5.10)       $31.50        13.61%
Year Ended September 30, 2005                 --         (2.49)        (2.49)        32.81         8.36%
Period Ended September 30, 2004 (e)           --            --            --         32.54        (0.37%)(b)
Period Ended June 30, 2004 (f)                --            --            --         32.66         0.93%(b)
CLASS S
Year Ended September 30, 2006                 --         (5.10)        (5.10)       $31.95        14.18%
Year Ended September 30, 2005                 --         (2.49)        (2.49)        33.06         8.89%
Period Ended September 30, 2004 (e)           --            --            --         32.62        (0.24%)(b)
Year Ended June 30, 2004 (g)                  --            --            --         32.70        37.57%
Year Ended June 30, 2003                      --         (0.51)        (0.51)        23.78        (5.22%)
Year Ended June 30, 2002                   (0.01)        (1.26)        (1.27)        25.62         2.91%

                                                                   RATIOS/SUPPLEMENTAL DATA
                                       ---------------------------------------------------------------------------------
                                                                        RATIO OF NET
                                                        RATIO OF NET     INVESTMENT          RATIO OF
                                        NET ASSETS,     EXPENSES TO     INCOME (LOSS)       EXPENSES TO        PORTFOLIO
                                       END OF PERIOD       AVERAGE       TO AVERAGE           AVERAGE           TURNOVER
                                          (000'S)        NET ASSETS      NET ASSETS         NET ASSETS**        RATE ***
                                       -------------    ------------    -------------       ------------       ---------
CLASS A
Year Ended September 30, 2006             $ 2,382          1.55%            (0.49%)             2.15%              35%
Year Ended September 30, 2005               2,793          1.55%            (0.77%)             2.13%              33%
Period Ended September 30, 2004 (e)         1,771          1.55%(c)         (0.80%)(c)          1.94%(c)            8%
Period Ended June 30, 2004 (f)                882          1.54%(c)         (1.08%)(c)          2.64%(c)           33%
CLASS C
Year Ended September 30, 2006             $   366          2.30%            (1.24%)             2.65%              35%
Year Ended September 30, 2005                 473          2.30%            (1.47%)             2.64%              33%
Period Ended September 30, 2004 (e)           196          2.30%(c)         (1.58%)(c)          2.52%(c)            8%
Period Ended June 30, 2004 (f)                202          2.30%(c)         (1.88%)(c)          3.18%(c)           33%
CLASS R
Year Ended September 30, 2006             $    15          1.80%            (0.73%)             2.15%              35%
Year Ended September 30, 2005                  18          1.80%            (1.01%)             2.15%              33%
Period Ended September 30, 2004 (e)             3          1.76%(c)         (1.05%)(c)          1.95%(c)            8%
Period Ended June 30, 2004 (f)                  3          1.82%(c)         (0.98%)(c)          2.38%(c)           33%
CLASS S
Year Ended September 30, 2006             $64,750          1.30%            (0.22%)             1.65%              35%
Year Ended September 30, 2005              68,071          1.30%            (0.53%)             1.63%              33%
Period Ended September 30, 2004 (e)        74,165          1.30%(c)         (0.57%)(c)          1.53%(c)            8%
Year Ended June 30, 2004 (g)               76,036          1.30%            (0.48%)             1.54%              33%
Year Ended June 30, 2003                   53,261          1.30%            (0.18%)             1.38%              25%
Year Ended June 30, 2002                   61,420          1.30%            (0.14%)              (d)               37%

  * Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced.
    If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized.
(c) Annualized.
(d) There were no waivers or reimbursements during the period.
(e) For the period from July 1, 2004 to September 30, 2004.
(f) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(g) The existing class of shares was designated Class S shares as of April 19, 2004.
(h) Less than $0.01 or $(0.01) per share.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Value Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                      INVESTMENT ACTIVITIES
                                                    --------------------------------------------------------
                                        NET ASSET                    NET REALIZED
                                          VALUE,         NET        AND UNREALIZED                TOTAL FROM
                                        BEGINNING     INVESTMENT    GAINS (LOSSES)   REDEMPTION   INVESTMENT
                                        OF PERIOD   INCOME (LOSS)   ON INVESTMENTS      FEES      ACTIVITIES
                                        ---------   -------------   --------------   ----------   ----------
CLASS A
Year Ended September 30, 2006             $45.66         0.41(a)          3.10           (h)         3.51
Year Ended September 30, 2005              45.01         0.43             4.53           (h)         4.96
Period Ended September 30, 2004 (e)        44.18        (0.01)            0.84           (h)         0.83
Period Ended June 30, 2004 (f)             44.16         0.08            (0.06)           --         0.02
CLASS C
Year Ended September 30, 2006             $45.22         0.13(a)          3.04           (h)         3.17
Year Ended September 30, 2005              44.85         0.02             4.58           (h)         4.60
Period Ended September 30, 2004 (e)        44.11          (h)             0.74           (h)         0.74
Period Ended June 30, 2004 (f)             44.16         0.04            (0.09)           --        (0.05)
CLASS R
Year Ended September 30, 2006             $45.59         0.35(a)          3.05           (h)         3.40
Year Ended September 30, 2005              44.95         0.44             4.40           (h)         4.84
Period Ended September 30, 2004 (e)        44.16         0.08             0.71           (h)         0.79
Period Ended June 30, 2004 (f)             44.16         0.09            (0.09)           --           --
CLASS S
Year Ended September 30, 2006             $45.78         0.55(a)          3.07           (h)         3.62
Year Ended September 30, 2005              45.05         0.74             4.35           (h)         5.09
Period Ended September 30, 2004 (e)        44.20         0.14             0.71           (h)         0.85
Year Ended June 30, 2004 (g)               37.98         0.56             6.47            --         7.03
Year Ended June 30, 2003                   42.85         0.45            (4.88)           --        (4.43)
Year Ended June 30, 2002                   45.43         0.44            (1.87)           --        (1.43)

                                                          DISTRIBUTIONS
                                      -------------------------------------------------------
                                                                                                NET ASSET
                                            NET                         NET                       VALUE,
                                        INVESTMENT     RETURN        REALIZED       TOTAL         END OF          TOTAL
                                          INCOME     OF CAPITAL        GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                        ----------   ----------      --------   -------------   ---------    ---------------
CLASS A
Year Ended September 30, 2006              (0.51)           --         (7.05)        (7.56)       $41.61         8.84%
Year Ended September 30, 2005              (0.41)           --         (3.90)        (4.31)        45.66        11.12%
Period Ended September 30, 2004 (e)           --            --            --            --         45.01         1.88% (b)
Period Ended June 30, 2004 (f)                --            --            --            --         44.18         0.05% (b)
CLASS C
Year Ended September 30, 2006              (0.21)           --         (7.05)        (7.26)       $41.13         8.04%
Year Ended September 30, 2005              (0.33)           --         (3.90)        (4.23)        45.22        10.29%
Period Ended September 30, 2004 (e)           --            --            --            --         44.85         1.68% (b)
Period Ended June 30, 2004 (f)                --            --            --            --         44.11        (0.11%)(b)
CLASS R
Year Ended September 30, 2006              (0.38)           --         (7.05)        (7.43)       $41.56         8.56%
Year Ended September 30, 2005              (0.30)           --         (3.90)        (4.20)        45.59        10.85%
Period Ended September 30, 2004 (e)           --            --            --            --         44.95         1.79% (b)
Period Ended June 30, 2004 (f)                --            --            --            --         44.16         0.00% (b)
CLASS S
Year Ended September 30, 2006              (0.61)           --         (7.05)        (7.66)       $41.74         9.10%
Year Ended September 30, 2005              (0.46)           --         (3.90)        (4.36)        45.78        11.42%
Period Ended September 30, 2004 (e)           --            --            --            --         45.05         1.92% (b)
Year Ended June 30, 2004 (g)               (0.41)           --         (0.40)        (0.81)        44.20        18.60%
Year Ended June 30, 2003                   (0.44)           --            --         (0.44)        37.98       (10.26%)
Year Ended June 30, 2002                   (0.07)        (0.41)        (0.67)        (1.15)        42.85        (3.02%)

                                                                 RATIOS/SUPPLEMENTAL DATA
                                       ------------------------------------------------------------------------
                                                                       RATIO OF NET
                                                       RATIO OF NET     INVESTMENT       RATIO OF
                                        NET ASSETS,    EXPENSES TO     INCOME (LOSS)    EXPENSES TO   PORTFOLIO
                                       END OF PERIOD      AVERAGE       TO AVERAGE        AVERAGE     TURNOVER
                                          (000'S)       NET ASSETS      NET ASSETS      NET ASSETS**   RATE ***
                                       -------------   ------------    -------------    ------------  ---------
CLASS A
Year Ended September 30, 2006             $    565        1.31%           0.98%            1.73%           38%
Year Ended September 30, 2005                2,136        1.28%           1.16%            1.77%           35%
Period Ended September 30, 2004 (e)            717        1.21%(c)        1.08%(c)         1.65%(c)         5%
Period Ended June 30, 2004 (f)                 295        1.21%(c)        1.43%(c)         1.72%(c)        14%
CLASS C
Year Ended September 30, 2006             $     23        2.05%           0.32%            2.21%           38%
Year Ended September 30, 2005                   27        2.02%           0.43%            2.26%           35%
Period Ended September 30, 2004 (e)              5        1.96%(c)        0.21%(c)         2.17%(c)         5%
Period Ended June 30, 2004 (f)                   5        1.97%(c)        0.57%(c)         2.20%(c)        14%
CLASS R
Year Ended September 30, 2006             $      4        1.53%           0.85%            1.68%           38%
Year Ended September 30, 2005                    4        1.52%           0.99%            1.77%           35%
Period Ended September 30, 2004 (e)              3        1.44%(c)        0.74%(c)         1.65%(c)         5%
Period Ended June 30, 2004 (f)                   3        1.45%(c)        1.08%(c)         1.72%(c)        14%
CLASS S
Year Ended September 30, 2006             $291,662        1.05%           1.33%            1.22%           38%
Year Ended September 30, 2005              366,952        1.01%           1.52%            1.25%           35%
Period Ended September 30, 2004 (e)        379,023        0.96%(c)        1.22%(c)         1.15%(c)         5%
Year Ended June 30, 2004 (g)               386,932        0.96%           1.30%            1.14%           14%
Year Ended June 30, 2003                   373,781        0.96%           1.24%            0.99%           78%
Year Ended June 30, 2002                   436,487        0.96%           1.02%             (d)            25%

  * Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced.
    If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized.
(c) Annualized.
(d) There were no waivers or reimbursements during the period.
(e) For the period from July 1, 2004 to September 30, 2004.
(f) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(g) The existing class of shares was designated Class S shares as of April 19, 2004.
(h) Less than $0.01 or $(0.01) per share.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Microcap Value Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                    INVESTMENT ACTIVITIES
                                                  ----------------------------------------------------------
                                       NET ASSET                    NET REALIZED
                                         VALUE,         NET        AND UNREALIZED                TOTAL FROM
                                       BEGINNING     INVESTMENT    GAINS (LOSSES)   REDEMPTION   INVESTMENT
                                       OF PERIOD   INCOME (LOSS)   ON INVESTMENTS      FEES      ACTIVITIES
                                      ----------- --------------- ---------------- ------------ ------------
CLASS A
Year Ended September 30, 2006             $21.52         0.00(a)          2.53           (h)         2.53
Year Ended September 30, 2005              18.83         0.07             3.57           (h)         3.64
Period Ended September 30, 2004 (e)        19.12        (0.01)           (0.28)          (h)        (0.29)
Period Ended June 30, 2004 (f)             19.04           --             0.08            --         0.08
CLASS C
Year Ended September 30, 2006             $21.33        (0.16)(a)         2.51           (h)         2.35
Year Ended September 30, 2005              18.77        (0.08)            3.54           (h)         3.46
Period Ended September 30, 2004 (e)        19.09        (0.02)           (0.30)          (h)        (0.32)
Period Ended June 30, 2004 (f)             19.04        (0.02)            0.07            --         0.05
CLASS R
Year Ended September 30, 2006             $21.47        (0.06)(a)         2.54           (h)         2.48
Year Ended September 30, 2005              18.81        (0.03)            3.60           (h)         3.57
Period Ended September 30, 2004 (e)        19.11        (0.01)           (0.29)          (h)        (0.30)
Period Ended June 30, 2004 (f)             19.04           --             0.07            --         0.07
CLASS S
Year Ended September 30, 2006             $21.59         0.05(a)          2.55           (h)         2.60
Year Ended September 30, 2005              18.86         0.04             3.65           (h)         3.69
Period Ended September 30, 2004 (e)        19.14         0.01            (0.29)          (h)        (0.28)
Year Ended June 30, 2004 (g)               13.60         0.05             5.60            --         5.65
Year Ended June 30, 2003                   14.60         0.05            (0.72)           --        (0.67)
Year Ended June 30, 2002                   13.23         0.03             1.58            --         1.61

                                                     DISTRIBUTIONS
                                        ----------------------------------------
                                                                                  NET ASSET
                                            NET           NET                      VALUE,
                                        INVESTMENT     REALIZED        TOTAL       END OF          TOTAL
                                          INCOME         GAINS     DISTRIBUTIONS   PERIOD         RETURN*
                                        ----------     --------    -------------  ---------   ---------------
CLASS A
Year Ended September 30, 2006              (0.04)        (1.84)        (1.88)       $22.17        12.67%
Year Ended September 30, 2005              (0.15)        (0.80)        (0.95)        21.52        19.62%
Period Ended September 30, 2004 (e)           --            --            --         18.83        (1.52%)(b)
Period Ended June 30, 2004 (f)                --            --            --         19.12         0.42% (b)
CLASS C
Year Ended September 30, 2006                 --         (1.84)        (1.84)       $21.84        11.86%
Year Ended September 30, 2005              (0.10)        (0.80)        (0.90)        21.33        18.72%
Period Ended September 30, 2004 (e)           --            --            --         18.77        (1.68%)(b)
Period Ended June 30, 2004 (f)                --            --            --         19.09         0.26% (b)
CLASS R
Year Ended September 30, 2006                 --         (1.84)        (1.84)       $22.11        12.42%
Year Ended September 30, 2005              (0.11)        (0.80)        (0.91)        21.47        19.27%
Period Ended September 30, 2004 (e)           --            --            --         18.81        (1.57%)(b)
Period Ended June 30, 2004 (f)                --            --            --         19.11         0.37% (b)
CLASS S
Year Ended September 30, 2006              (0.08)        (1.84)        (1.92)       $22.27        12.97%
Year Ended September 30, 2005              (0.16)        (0.80)        (0.96)        21.59        19.89%
Period Ended September 30, 2004 (e)           --            --            --         18.86        (1.46%)(b)
Year Ended June 30, 2004 (g)               (0.05)        (0.06)        (0.11)        19.14        41.63%
Year Ended June 30, 2003                   (0.04)        (0.29)        (0.33)        13.60        (4.55%)
Year Ended June 30, 2002                   (0.02)        (0.22)        (0.24)        14.60        12.44%

                                                                  RATIOS/SUPPLEMENTAL DATA
                                      -----------------------------------------------------------------------------
                                                                       RATIO OF NET
                                                       RATIO OF NET     INVESTMENT        RATIO OF
                                       NET ASSETS,      EXPENSES TO    INCOME (LOSS)     EXPENSES TO      PORTFOLIO
                                      END OF PERIOD       AVERAGE       TO AVERAGE         AVERAGE         TURNOVER
                                         (000'S)        NET ASSETS      NET ASSETS       NET ASSETS**      RATE ***
                                      -------------    ------------    -------------     ------------     ---------
CLASS A
Year Ended September 30, 2006            $ 29,186          1.33%           0.01%             1.74%            20%
Year Ended September 30, 2005              10,328          1.33%          (0.04%)            1.73%             8%
Period Ended September 30, 2004 (e)         1,522          1.28%(c)        0.04%(c)          1.63%(c)          3%
Period Ended June 30, 2004 (f)                405          1.26%(c)        0.00%(c)          1.91%(c)         11%
CLASS C
Year Ended September 30, 2006            $  2,073          2.08%          (0.73%)            2.25%            20%
Year Ended September 30, 2005                 506          2.08%          (0.77%)            2.22%             8%
Period Ended September 30, 2004 (e)           167          2.03%(c)       (0.70%)(c)         2.06%(c)          3%
Period Ended June 30, 2004 (f)                  4          2.03%(c)       (0.62%)(c)         2.22%(c)         11%
CLASS R
Year Ended September 30, 2006            $    164          1.59%          (0.27%)            1.73%            20%
Year Ended September 30, 2005                 143          1.57%          (0.27%)            1.72%             8%
Period Ended September 30, 2004 (e)            94          1.53%(c)       (0.29%)(c)         1.67%(c)          3%
Period Ended June 30, 2004 (f)                104          1.49%(c)        0.15%(c)          2.17%(c)         11%
CLASS S
Year Ended September 30, 2006            $261,594          1.09%           0.24%             1.23%            20%
Year Ended September 30, 2005             232,912          1.07%           0.23%             1.22%             8%
Period Ended September 30, 2004 (e)       218,871          1.03%(c)        0.22%(c)          1.16%(c)          3%
Year Ended June 30, 2004 (g)              234,956          1.03%           0.31%             1.20%            11%
Year Ended June 30, 2003                   92,202          1.03%           0.36%             1.08%            17%
Year Ended June 30, 2002                   96,312          1.03%           0.26%                 (d)          34%

  * Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced.
    If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized.
(c) Annualized.
(d) There were no waivers or reimbursements during the period.
(e) For the period from July 1, 2004 to September 30, 2004.
(f) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(g) The existing class of shares was designated Class S shares as of April 19, 2004.
(h) Less than $0.01 or $(0.01) per share.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

September 30, 2006

--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This annual report includes the following seven investment portfolios ("Funds"):

- Tamarack Large Cap Growth Fund ("Large Cap Growth Fund")
- Tamarack Mid Cap Growth Fund ("Mid Cap Growth Fund")
- Tamarack Small Cap Growth Fund ("Small Cap Growth Fund")
- Tamarack Enterprise Fund ("Enterprise Fund")
- Tamarack Enterprise Small Cap Fund ("Enterprise Small Cap Fund")
- Tamarack Value Fund ("Value Fund")
- Tamarack Microcap Value Fund ("Microcap Value Fund")

The Large Cap Growth, Mid Cap Growth, Small Cap Growth and Enterprise Funds offer five share classes: Class A, Class C, Class R, Class I and Class S shares. The Enterprise Small Cap, Value, and Microcap Value Funds offer four share classes: Class A, Class C, Class R and Class S shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R shares (available to certain 401(k) and other employer-sponsored retirement plans), Class I shares (intended for investors meeting certain investment minimum thresholds) and Class S shares (available through certain fee-based programs of broker-dealers or registered investment advisers) are not subject to either a front-end sales charge or a CDSC.

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARD:
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

SECURITY VALUATION:
Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the ("Valuation Time"). Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated ("Value Date"), the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Board of Trustees' approved pricing and valuation procedures that Tamarack has established to estimate a security's fair value. These procedures are also used to estimate the fair value of a security if a significant event occurs that materially affects the value of the security. Foreign equity securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation. Investments in open-end investment companies are valued at net asset value. Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost.

REPURCHASE AGREEMENTS:
The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

INVESTMENT TRANSACTIONS AND INCOME:
Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:
Each Fund pays the expenses that are directly related to its operations, such as custodian fees or portfolio management fees. Expenses incurred by Tamarack, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund's relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

FINANCIAL INSTRUMENTS:
The Funds may enter into futures contracts in an effort to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would recognize an unrealized gain or loss each day equal to these daily payments. The Funds did not enter into futures contracts during the fiscal year ended September 30, 2006.

DISTRIBUTIONS TO SHAREHOLDERS:
Each of the Funds pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends and capital gains on each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g., expiring capital loss carry forward and foreign currency transactions), they are reclassified within a Fund's capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights. The Value Fund utilizes earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

SECURITIES LENDING:
The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to 100% of the current market value of the securities loaned; (2)

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a particular Fund. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent (Wells Fargo Bank) a percentage of the lending income. Securities lending income is presented net of such payments to the lending agent in the financial statements. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Funds assume all risk of loss from a decline in the value of the collateral investment and any resulting collateral deficiencies. In an effort to reduce these risks, Voyageur and Wells Fargo Bank will monitor the creditworthiness of the borrowers to which the Funds lend securities.

The following summarizes the value of the securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of September 30, 2006. No securities or letters of credit were held by the Funds as collateral as of September 30, 2006.

                                      Value of              Value of
                                 Securities Loaned         Collateral
                                 -----------------         -----------
Large Cap Growth Fund                  $11,099,518         $11,550,412
Mid Cap Growth Fund                     16,950,361          17,584,974
Enterprise Fund                         51,429,481          54,088,949
Enterprise Small Cap Fund                9,896,516          10,286,988
Value Fund                              17,448,843          17,990,424

See page 77, Notes to Schedules of Portfolio Investments, for a detailed breakdown of the investments purchased with the collateral received.

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack has entered into investment advisory agreements with Voyageur, under which Voyageur manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:


                                        Average Daily Net
                                          Assets of Fund          Annual Rate
                                        -----------------         -----------
Large Cap Growth Fund                   All Net Assets                  0.70%
Mid Cap Growth Fund                     All Net Assets                  0.70%
Small Cap Growth Fund                   All Net Assets                  0.70%
Enterprise Fund                         Up to $30 million               1.40%
                                        Over $30 million                0.90%
Enterprise Small Cap Fund               Up to $30 million               1.40%
                                        Over $30 million                0.90%
Value Fund                              All Net Assets                  0.85%
Microcap Value Fund                     All Net Assets                  0.90%

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

Effective January 28, 2006, Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Class S and Class I shares of each fund to the following levels:

                                  Annual Rate
                                 ------------
Large Cap Growth Fund                   1.00%
Mid Cap Growth Fund                     1.10%
Small Cap Growth Fund                   1.43%
Enterprise Fund                         1.08%
Enterprise Small Cap Fund               1.30%
Value Fund                              1.03%
Microcap Value Fund                     1.07%

Classes A, C, and R vary from these limits only by the addition of class specific 12b-1 fees. These expense limitation agreements are in place until January 31, 2007. Voyageur may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice. Prior expense limitation agreements for the Value and Microcap Value Funds were superseded by new expense limitation agreements effective January 28, 2006. The expense ratios for the fiscal year ended September 30, 2006 for these Funds, as reflected in the Financial Highlights, are a blended rate based on the prior agreement and the expense limitation agreements currently in place as described above.

Prior to May 8, 2006, day-to-day portfolio management services for the Enterprise Fund and the Enterprise Small Cap Fund were provided by sub-advisors employed by Voyageur at its own expense. Babson Capital Management LLC provided those services until March 31, 2006 and OFI Institutional Asset Management, Inc. provided those services thereafter.

Voyageur serves as administrator to the Funds and BISYS Fund Services Ohio, Inc. ("BISYS") serves as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.10% of each Fund's average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

Certain Officers and Trustees of the Funds are affiliated with the adviser or the administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

--------------------------------------------------------------------------------

4. FUND DISTRIBUTION

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") in which Tamarack Distributors Inc. (the "Distributor") acts as the Funds' distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class.

                           Class A             Class C            Class R
                           -------             -------            -------
12b-1 Plan Fee              0.25%*              1.00%              0.50%

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

*The maximum Plan fee rate for Class A shares is 0.50%.The Distributor is contractually waiving 0.25% of the total 0.50% Plan fee for Class A through January 31, 2007.

For the fiscal year ended September 30, 2006, the Distributor received commissions of $164,781 from front-end sales charges of Class A shares of the Funds, of which $10,988 was paid to affiliated broker-dealers, the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor. The Distributor also received $1,005 from CDSC fees from Class C shares of the Funds. The Distributor received no CDSC fees from Class A shares of the Funds during the period ended September 30, 2006.

--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the fiscal year ended September 30, 2006 were as follows:

                                         Purchases                 Sales
                                        ------------             ------------
Large Cap Growth Fund                   $ 50,108,793             $ 76,858,259
Mid Cap Growth Fund                       28,901,509               26,945,024
Small Cap Growth Fund                      2,601,738                3,768,366
Enterprise Fund                           95,453,463              134,384,033
Enterprise Small Cap Fund                 23,503,699               36,826,253
Value Fund                               121,796,978              229,100,905
Microcap Value Fund                       59,322,652               49,704,386

Within the guidelines, established by the Funds, to always seek best execution when entering into portfolio transactions, certain of the funds use directed brokerage transactions through Lynch, Jones & Ryan ("LJR") and its correspondent brokers. A portion of the commissions paid for portfolio transactions under this program are reimbursed to the Funds and are recorded as realized gains and losses from investment transactions in the financial statements.

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Tamarack is authorized to issue an unlimited number of shares of beneficial interest ("shares outstanding") without par value. Transactions in shares of the Funds are summarized on the following pages:

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK LARGE CAP GROWTH FUND

                                                        FOR THE             FOR THE
                                                       YEAR ENDED         YEAR ENDED
                                                     SEPTEMBER 30,       SEPTEMBER 30,
                                                          2006               2005
                                                     -------------       -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                        $    428,205        $  1,066,431
  Dividends reinvested                                         --                  --
  Cost of shares redeemed                              (1,677,100)         (6,025,192)
                                                     ------------        ------------
  Change in Class A                                  $ (1,248,895)       $ (4,958,761)
                                                     ------------        ------------
CLASS I
  Proceeds from shares issued                        $     74,609        $    599,505
  Dividends reinvested                                        751              21,487
  Cost of shares redeemed                              (2,591,178)        (17,554,396)
                                                     ------------        ------------
  Change in Class I                                  $ (2,515,818)       $(16,933,404)
                                                     ------------        ------------
CLASS C
  Proceeds from shares issued                        $         --        $     21,500
  Dividends reinvested                                         --                  --
  Cost of shares redeemed                                      --                  --
                                                     ------------        ------------
  Change in Class C                                  $         --        $     21,500
                                                     ------------        ------------
CLASS R
  Proceeds from shares issued                        $        229        $      9,409
  Dividends reinvested                                         --                  42
  Cost of shares redeemed                                  (4,988)            (64,197)
                                                     ------------        ------------
  Change in Class R                                  $     (4,759)       $    (54,746)
                                                     ------------        ------------
CLASS S
  Proceeds from shares issued                        $  1,437,340        $  5,837,355
  Dividends reinvested                                     55,695             291,967
  Cost of shares redeemed                             (25,117,395)        (41,615,488)
                                                     ------------        ------------
  Change in Class S                                  $(23,624,360)       $(35,486,166)
                                                     ------------        ------------
Change in net assets from capital transactions       $(27,393,832)       $(57,411,577)
                                                     ============        ============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                   39,158             103,192
  Reinvested                                                   --                  --
  Redeemed                                               (152,059)           (587,721)
                                                     ------------        ------------
  Change in Class A                                      (112,901)           (484,529)
                                                     ------------        ------------
CLASS I
  Issued                                                    6,795              58,218
  Reinvested                                                   66               2,004
  Redeemed                                               (235,328)         (1,682,664)
                                                     ------------        ------------
  Change in Class I                                      (228,467)         (1,622,442)
                                                     ------------        ------------
CLASS C
  Issued                                                       --               2,052
  Reinvested                                                   --                  --
  Redeemed                                                     --                  --
                                                     ------------        ------------
  Change in Class C                                            --               2,052
                                                     ------------        ------------
CLASS R
  Issued                                                       21                 909
  Reinvested                                                   --                   4
  Redeemed                                                   (483)             (6,136)
                                                     ------------        ------------
  Change in Class R                                          (462)             (5,223)
                                                     ------------        ------------
CLASS S
  Issued                                                  129,843             549,097
  Reinvested                                                4,916              27,238
  Redeemed                                             (2,271,081)         (3,950,429)
                                                     ------------        ------------
  Change in Class S                                    (2,136,322)         (3,374,094)
                                                     ------------        ------------
Change in shares from capital transactions             (2,478,152)         (5,484,236)
                                                     ============        ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK MID CAP GROWTH FUND

                                                       FOR THE             FOR THE
                                                      YEAR ENDED         YEAR ENDED
                                                    SEPTEMBER 30,       SEPTEMBER 30,
                                                         2006               2005
                                                    -------------       -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                        $  6,944,468        $ 22,924,315
  Dividends reinvested                                    849,667           9,192,096
  Cost of shares redeemed                             (12,006,567)        (58,961,990)
                                                     ------------        ------------
  Change in Class A                                  $ (4,212,432)       $(26,845,579)
                                                     ------------        ------------
CLASS I
  Proceeds from shares issued                        $ 18,030,328        $ 49,639,229
  Dividends reinvested                                  1,149,878           4,657,566
  Cost of shares redeemed                             (12,305,131)        (39,173,309)
                                                     ------------        ------------
  Change in Class I                                  $  6,875,075        $ 15,123,486
                                                     ------------        ------------
CLASS C
  Proceeds from shares issued                        $  1,661,440        $    334,996
  Dividends reinvested                                      6,280               1,742
  Cost of shares redeemed                                 (40,763)                 --
                                                     ------------        ------------
  Change in Class C                                  $  1,626,957        $    336,738
                                                     ------------        ------------
CLASS R
  Proceeds from shares issued                        $        296        $      7,576
  Dividends reinvested                                        186              10,040
  Cost of shares redeemed                                 (21,940)            (59,141)
                                                     ------------        ------------
  Change in Class R                                  $    (21,458)       $    (41,525)
                                                     ------------        ------------
CLASS S
  Proceeds from shares issued                        $    595,116        $  1,303,512
  Dividends reinvested                                     27,546              30,197
  Cost of shares redeemed                                (342,744)            (37,112)
                                                     ------------        ------------
  Change in Class S                                  $    279,918        $  1,296,597
                                                     ------------        ------------
Change in net assets from capital transactions       $  4,548,060        $(10,130,283)
                                                     ============        ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                  543,820           1,967,986
  Reinvested                                               67,434             827,372
  Redeemed                                               (972,641)         (4,972,339)
                                                     ------------        ------------
  Change in Class A                                      (361,387)         (2,176,981)
                                                     ------------        ------------
CLASS I
  Issued                                                1,338,057           4,028,517
  Reinvested                                               88,794             409,276
  Redeemed                                               (964,789)         (3,273,853)
                                                     ------------        ------------
  Change in Class I                                       462,062           1,163,940
                                                     ------------        ------------
CLASS C
  Issued                                                  138,416              30,694
  Reinvested                                                  505                 158
  Redeemed                                                 (3,120)                 --
                                                     ------------        ------------
  Change in Class C                                       135,801              30,852
                                                     ------------        ------------
CLASS R
  Issued                                                       25                 666
  Reinvested                                                   15                 906
  Redeemed                                                 (1,918)             (5,101)
                                                     ------------        ------------
  Change in Class R                                        (1,878)             (3,529)
                                                     ------------        ------------
CLASS S
  Issued                                                   45,161             107,417
  Reinvested                                                2,125               2,653
  Redeemed                                                (27,779)             (3,198)
                                                     ------------        ------------
  Change in Class S                                        19,507             106,872
                                                     ------------        ------------
Change in shares from capital transactions                254,105            (878,846)
                                                     ============        ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK SMALL CAP GROWTH FUND

                                                      FOR THE            FOR THE
                                                     YEAR ENDED        YEAR ENDED
                                                    SEPTEMBER 30,      SEPTEMBER 30,
                                                        2006               2005
                                                    -------------      -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                        $   947,992        $ 1,943,039
  Dividends reinvested                                 1,925,396          1,252,211
  Cost of shares redeemed                             (2,996,628)        (3,692,825)
                                                     -----------        -----------
  Change in Class A                                  $  (123,240)       $  (497,575)
                                                     -----------        -----------
CLASS I
  Proceeds from shares issued                        $ 1,799,030        $ 1,253,375
  Dividends reinvested                                   776,912            712,681
  Cost of shares redeemed                             (1,552,267)        (7,602,663)
                                                     -----------        -----------
  Change in Class I                                  $ 1,023,675        $(5,636,607)
                                                     -----------        -----------
CLASS C
  Proceeds from shares issued                        $    12,650        $    36,162
  Dividends reinvested                                    12,936             32,389
  Cost of shares redeemed                                (27,027)          (222,983)
                                                     -----------        -----------
  Change in Class C                                  $    (1,441)       $  (154,432)
                                                     -----------        -----------
CLASS R
  Proceeds from shares issued                        $     7,840        $    73,483
  Dividends reinvested                                     8,741              3,481
  Cost of shares redeemed                                (49,757)           (31,739)
                                                     -----------        -----------
  Change in Class R                                  $   (33,176)       $    45,225
                                                     -----------        -----------
CLASS S
  Proceeds from shares issued                        $   193,019        $   136,114
  Dividends reinvested                                    52,566              8,468
  Cost of shares redeemed                                (28,072)           (14,039)
                                                     -----------        -----------
  Change in Class S                                  $   217,513        $   130,543
                                                     -----------        -----------
Change in net assets from capital transactions       $ 1,083,331        $(6,112,846)
                                                     ===========        ===========
SHARE TRANSACTIONS:
CLASS A
  Issued                                                  83,231            145,887
  Reinvested                                             186,389             96,324
  Redeemed                                              (271,707)          (279,411)
                                                     -----------        -----------
  Change in Class A                                       (2,087)           (37,200)
                                                     -----------        -----------
CLASS I
  Issued                                                 162,255             94,389
  Reinvested                                              72,949             53,747
  Redeemed                                              (122,090)          (542,482)
                                                     -----------        -----------
  Change in Class I                                      113,114           (394,346)
                                                     -----------        -----------
CLASS C
  Issued                                                   1,227              2,791
  Reinvested                                               1,276              2,507
  Redeemed                                                (2,532)           (16,773)
                                                     -----------        -----------
  Change in Class C                                          (29)           (11,475)
                                                     -----------        -----------
CLASS R
  Issued                                                     732              5,810
  Reinvested                                                 853                269
  Redeemed                                                (4,062)            (2,429)
                                                     -----------        -----------
  Change in Class R                                       (2,477)             3,650
                                                     -----------        -----------
CLASS S
  Issued                                                  15,787             10,220
  Reinvested                                               4,940                639
  Redeemed                                                (2,568)            (1,032)
                                                     -----------        -----------
  Change in Class S                                       18,159              9,827
                                                     -----------        -----------
Change in shares from capital transactions               126,680           (429,544)
                                                     ===========        ===========

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK ENTERPRISE FUND

                                                       FOR THE             FOR THE
                                                      YEAR ENDED         YEAR ENDED
                                                    SEPTEMBER 30,       SEPTEMBER 30,
                                                         2006               2005
                                                    -------------       -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                        $  9,206,486        $ 10,180,788
  Dividends reinvested                                  1,539,600             196,368
  Cost of shares redeemed                              (5,419,718)         (1,870,426)
                                                     ------------        ------------
  Change in Class A                                  $  5,326,368        $  8,506,730
                                                     ------------        ------------
CLASS I
  Proceeds from shares issued                        $  5,966,827        $  4,569,103
  Dividends reinvested                                  3,431,493           1,038,060
  Cost of shares redeemed                              (3,325,090)         (5,805,339)
                                                     ------------        ------------
  Change in Class I                                  $  6,073,230        $   (198,176)
                                                     ------------        ------------
CLASS C
  Proceeds from shares issued                        $  1,600,594        $    720,262
  Dividends reinvested                                    103,385               6,849
  Cost of shares redeemed                                 (79,082)            (51,917)
                                                     ------------        ------------
  Change in Class C                                  $  1,624,897        $    675,194
                                                     ------------        ------------
CLASS R
  Proceeds from shares issued                        $         52        $     49,256
  Dividends reinvested                                        994                 255
  Cost of shares redeemed                                  (5,067)                 --
                                                     ------------        ------------
  Change in Class R                                  $     (4,021)       $     49,511
                                                     ------------        ------------
CLASS S
  Proceeds from shares issued                        $ 25,976,483        $ 16,493,378
  Dividends reinvested                                 33,738,820          12,015,924
  Cost of shares redeemed                             (69,580,774)        (81,523,746)
                                                     ------------        ------------
  Change in Class S                                  $ (9,865,471)       $(53,014,444)
                                                     ------------        ------------
Change in net assets from capital transactions       $  3,155,003        $(43,981,185)
                                                     ============        ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                  361,918             413,084
  Reinvested                                               66,794               7,861
  Redeemed                                               (214,608)            (76,157)
                                                     ------------        ------------
  Change in Class A                                       214,104             344,788
                                                     ------------        ------------
CLASS I
  Issued                                                  233,929             185,598
  Reinvested                                              148,101              41,456
  Redeemed                                               (131,890)           (234,505)
                                                     ------------        ------------
  Change in Class I                                       250,140              (7,451)
                                                     ------------        ------------
CLASS C
  Issued                                                   64,172              29,242
  Reinvested                                                4,550                 276
  Redeemed                                                 (3,201)             (2,074)
                                                     ------------        ------------
  Change in Class C                                        65,521              27,444
                                                     ------------        ------------
CLASS R
  Issued                                                        2               1,974
  Reinvested                                                   43                  10
  Redeemed                                                   (204)                 --
                                                     ------------        ------------
  Change in Class R                                          (159)              1,984
                                                     ------------        ------------
CLASS S
  Issued                                                1,027,267             663,680
  Reinvested                                            1,456,142             480,061
  Redeemed                                             (2,763,788)         (3,296,110)
                                                     ------------        ------------
  Change in Class S                                      (280,379)         (2,152,369)
                                                     ------------        ------------
Change in shares from capital transactions                249,227          (1,785,604)
                                                     ============        ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK ENTERPRISE SMALL CAP FUND

                                                       FOR THE             FOR THE
                                                      YEAR ENDED         YEAR ENDED
                                                    SEPTEMBER 30,       SEPTEMBER 30,
                                                         2006               2005
                                                    -------------       -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                        $  1,218,562        $  2,380,621
  Dividends reinvested                                    414,559             185,455
  Cost of shares redeemed                              (2,010,800)         (1,530,522)
                                                     ------------        ------------
  Change in Class A                                  $   (377,679)       $  1,035,554
                                                     ------------        ------------
CLASS C
  Proceeds from shares issued                        $    280,542        $    461,224
  Dividends reinvested                                     95,240              14,187
  Cost of shares redeemed                                (471,242)           (202,006)
                                                     ------------        ------------
  Change in Class C                                  $    (95,460)       $    273,405
                                                     ------------        ------------
CLASS R
  Proceeds from shares issued                        $         --        $     14,012
  Dividends reinvested                                      2,723                 953
  Cost of shares redeemed                                  (4,157)                 --
                                                     ------------        ------------
  Change in Class R                                  $     (1,434)       $     14,965
                                                     ------------        ------------
CLASS S
  Proceeds from shares issued                        $  1,772,380        $  2,454,568
  Dividends reinvested                                  9,753,447           5,242,047
  Cost of shares redeemed                             (13,580,559)        (14,584,577)
                                                     ------------        ------------
  Change in Class S                                  $ (2,054,732)       $ (6,887,962)
                                                     ------------        ------------
Change in net assets from capital transactions       $ (2,529,305)       $ (5,564,038)
                                                     ============        ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                   38,876              71,803
  Reinvested                                               14,806               5,553
  Redeemed                                                (63,387)            (46,948)
                                                     ------------        ------------
  Change in Class A                                        (9,705)             30,408
                                                     ------------        ------------
CLASS C
  Issued                                                    9,228              14,298
  Reinvested                                                3,453                 427
  Redeemed                                                (15,447)             (6,225)
                                                     ------------        ------------
  Change in Class C                                        (2,766)              8,500
                                                     ------------        ------------
CLASS R
  Issued                                                       --                 404
  Reinvested                                                   98                  29
  Redeemed                                                   (145)                 --
                                                     ------------        ------------
  Change in Class R                                           (47)                433
                                                     ------------        ------------
CLASS S
  Issued                                                   56,251              74,653
  Reinvested                                              346,728             156,663
  Redeemed                                               (435,019)           (446,464)
                                                     ------------        ------------
  Change in Class S                                       (32,040)           (215,148)
                                                     ------------        ------------
Change in shares from capital transactions                (44,558)           (175,807)
                                                     ============        ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK VALUE FUND

                                                        FOR THE              FOR THE
                                                       YEAR ENDED           YEAR ENDED
                                                     SEPTEMBER 30,        SEPTEMBER 30,
                                                         2006                 2005
                                                     -------------        -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                        $     299,314        $   1,472,596
  Dividends reinvested                                     337,055               66,192
  Cost of shares redeemed                               (1,953,944)            (133,888)
                                                     -------------        -------------
  Change in Class A                                  $  (1,317,575)       $   1,404,900
                                                     -------------        -------------
CLASS C
  Proceeds from shares issued                        $       1,200        $      20,325
  Dividends reinvested                                       4,460                1,824
  Cost of shares redeemed                                   (6,265)                (200)
                                                     -------------        -------------
  Change in Class C                                  $        (605)       $      21,949
                                                     -------------        -------------
CLASS R
  Proceeds from shares issued                        $          --        $          --
  Dividends reinvested                                         598                  309
  Cost of shares redeemed                                       --                   --
                                                     -------------        -------------
  Change in Class R                                  $         598        $         309
                                                     -------------        -------------
CLASS S
  Proceeds from shares issued                        $  10,020,806        $  14,848,948
  Dividends reinvested                                  57,366,366           34,436,429
  Cost of shares redeemed                             (111,790,919)         (67,966,941)
                                                     -------------        -------------
  Change in Class S                                  $ (44,403,747)       $ (18,681,564)
                                                     -------------        -------------
Change in net assets from capital transactions       $ (45,721,329)       $ (17,254,406)
                                                     =============        =============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                     7,045               32,354
  Reinvested                                                 8,660                1,466
  Redeemed                                                 (48,909)              (2,989)
                                                     -------------        -------------
  Change in Class A                                        (33,204)              30,831
                                                     -------------        -------------
CLASS C
  Issued                                                        27                  435
  Reinvested                                                   115                   41
  Redeemed                                                    (159)                  (4)
                                                     -------------        -------------
  Change in Class C                                            (17)                 472
                                                     -------------        -------------
CLASS R
  Issued                                                        --                   --
  Reinvested                                                    15                    7
  Redeemed                                                      --                   --
                                                     -------------        -------------
  Change in Class R                                             15                    7
                                                     -------------        -------------
CLASS S
  Issued                                                   245,393              324,852
  Reinvested                                             1,472,443              762,033
  Redeemed                                              (2,746,219)          (1,484,514)
                                                     -------------        -------------
  Change in Class S                                     (1,028,383)            (397,629)
                                                     -------------        -------------
Change in shares from capital transactions              (1,061,589)            (366,319)
                                                     =============        =============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK MICROCAP VALUE FUND

                                                       FOR THE             FOR THE
                                                      YEAR ENDED         YEAR ENDED
                                                    SEPTEMBER 30,       SEPTEMBER 30,
                                                         2006               2005
                                                    -------------       -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                        $ 21,509,388        $  9,681,055
  Dividends reinvested                                    724,313             138,103
  Cost of shares redeemed                              (4,079,726)         (1,708,391)
                                                     ------------        ------------
  Change in Class A                                  $ 18,153,975        $  8,110,767
                                                     ------------        ------------
CLASS C
  Proceeds from shares issued                        $  1,522,129        $    309,334
  Dividends reinvested                                     40,803              10,671
  Cost of shares redeemed                                 (48,232)            (20,393)
                                                     ------------        ------------
  Change in Class C                                  $  1,514,700        $    299,612
                                                     ------------        ------------
CLASS R
  Proceeds from shares issued                        $     87,900        $     30,532
  Dividends reinvested                                      8,962               4,653
  Cost of shares redeemed                                 (77,953)             (2,283)
                                                     ------------        ------------
  Change in Class R                                  $     18,909        $     32,902
                                                     ------------        ------------
CLASS S
  Proceeds from shares issued                        $ 54,488,045        $ 22,360,127
  Dividends reinvested                                 19,192,907          10,338,361
  Cost of shares redeemed                             (53,531,006)        (49,221,725)
                                                     ------------        ------------
  Change in Class S                                  $ 20,149,946        $(16,523,237)
                                                     ------------        ------------
Change in net assets from capital transactions       $ 39,837,530        $ (8,079,956)
                                                     ============        ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                  989,589             476,629
  Reinvested                                               36,125               6,859
  Redeemed                                               (189,336)            (84,378)
                                                     ------------        ------------
  Change in Class A                                       836,378             399,110
                                                     ------------        ------------
CLASS C
  Issued                                                   71,356              15,346
  Reinvested                                                2,055                 531
  Redeemed                                                 (2,223)             (1,010)
                                                     ------------        ------------
  Change in Class C                                        71,188              14,867
                                                     ------------        ------------
CLASS R
  Issued                                                    4,033               1,505
  Reinvested                                                  447                 231
  Redeemed                                                 (3,683)               (111)
                                                     ------------        ------------
  Change in Class R                                           797               1,625
                                                     ------------        ------------
CLASS S
  Issued                                                2,504,113           1,096,146
  Reinvested                                              954,871             512,053
  Redeemed                                             (2,499,770)         (2,426,665)
                                                     ------------        ------------
  Change in Class S                                       959,214            (818,466)
                                                     ------------        ------------
Change in shares from capital transactions              1,867,577            (402,864)
                                                     ============        ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

7. FEDERAL INCOME TAXES

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

In June 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires each evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed its analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of those allowed to be recognized for federal income tax purposes. As of September 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                                                                                      Net Unrealized
                                 Tax Cost        Unrealized         Unrealized         Appreciation
                              of Securities     Appreciation       Depreciation       (Depreciation)
                              -------------     ------------       ------------       --------------
Large Cap Growth Fund          $134,042,127     $ 16,883,863       $ (7,551,749)      $  9,332,114
Mid Cap Growth Fund             118,978,333       25,309,991         (5,897,042)        19,412,949
Small Cap Growth Fund             9,364,236        2,786,526           (759,742)         2,026,784
Enterprise Fund                 326,673,444      107,822,476        (18,755,850)        89,066,626
Enterprise Small Cap Fund        55,190,600       25,406,632         (2,829,283)        22,577,349
Value Fund                      212,604,112      100,310,882         (2,626,760)        97,684,122
Microcap Value Fund             227,113,625       86,870,596        (19,211,456)        67,659,140

The tax character of distributions during the fiscal year ended September 30, 2006 was as follows:

                                                           Distributions Paid From
                              -----------------------------------------------------------------------------------
                                                                                                       Total
                                Ordinary      Net Long Term     Total Taxable       Tax Exempt      Distributions
                                 Income       Capital Gains     Distributions     Distributions         Paid*
                              ------------   ---------------   ---------------   ---------------   --------------
Large Cap Growth Fund         $   63,057       $        --       $    63,057        $        --       $    63,057
Mid Cap Growth Fund              461,810         1,621,492         2,083,302                 --         2,083,302
Small Cap Growth Fund             93,040         2,854,593         2,947,633                 --         2,947,633
Enterprise Fund                       --        42,964,648        42,964,648                 --        42,964,648
Enterprise Small Cap Fund      1,063,554         9,685,240        10,748,794                 --        10,748,794
Value Fund                     7,474,650        52,201,003        59,675,653                 --        59,675,653
Microcap Value Fund            1,700,236        19,418,081        21,118,317                 --        21,118,317

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

The tax character of distributions during the fiscal year ended September 30, 2005 was as follows:

                                                            Distribution Paid From
                              -----------------------------------------------------------------------------------
                                                                                                       Total
                               Ordinary       Net Long Term     Total Taxable       Tax Exempt      Distributions
                                Income        Capital Gains     Distributions     Distributions         Paid*
                              ----------      -------------     -------------     -------------     -------------
Large Cap Growth Fund         $  357,837       $        --       $   357,837       $        --       $   357,837
Mid Cap Growth Fund                   --        14,589,566        14,589,566                --        14,589,566
Small Cap Growth Fund             48,489         2,178,450         2,226,939                --         2,226,939
Enterprise Fund                1,379,503        13,162,312        14,541,815                --        14,541,815
Enterprise Small Cap Fund             --         5,723,541         5,723,541                --         5,723,541
Value Fund                     6,906,033        28,842,246        35,748,279                --        35,748,279
Microcap Value Fund            2,924,828         7,999,771        10,924,599                --        10,924,599

* Total Distributions Paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of September 30, 2006 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                               Accum.                             Total
                    Undist.        Undist.                                  Capital and        Unrealized         Accum.
                   Ordinary      Long-Term        Accum.        Dist.          Other          Appreciation/     Earnings/
                    Income     Capital Gains     Earnings      Payable        Losses          Depreciation      (Deficit)
                  ----------   -------------   -----------    ----------    ------------      -------------    ------------
Large Cap Growth
 Fund             $       --    $        --    $        --    $       --    $(29,872,601)      $ 9,332,114    $(20,540,487)
Mid Cap Growth
 Fund                 60,768      3,096,827      3,157,595            --              --        19,412,949      22,570,544
Small Cap Growth
 Fund                     --        585,942        585,942            --              --         2,026,784       2,612,726
Enterprise Fund    8,245,250     20,358,604     28,603,854            --              --        89,066,626     117,670,480
Enterprise Small
 Cap Fund            368,679      6,243,016      6,611,695            --              --        22,577,349      29,189,044
Value Fund         4,204,657     22,701,735     26,906,392            --              --        97,684,122     124,590,514
Microcap Value
 Fund              1,577,956     19,830,450     21,408,406            --        (128,996)       67,659,140      88,938,550

As of September 30, 2006, the following Fund had net capital loss carryforwards as successor to a merger and subject to certain limitations on utilization. To the extent that these carryforwards are utilized, it is probable that the realized gains that are offset will not be required to be distributed to shareholders.

                           Capital Loss
                           Carryforward          Expires
                          --------------        --------
Large Cap Growth Fund       $17,283,662             2008
                              9,673,722             2009
                              2,915,217             2010

Under current tax law, capital losses realized after October 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2007:

                           Deferred
                         Post-October
                            Losses
                         ------------
Microcap Value Fund          $128,996

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------


8. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2006, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2006 Form 1099-DIV.

For the fiscal year ended September 30, 2006, the following Funds paid qualified dividend income:

                                                        Qualified
                                                        Dividend
                                                         Income
                                                       ----------
Large Cap Growth Fund                                  $   63,066
Mid Cap Growth Fund                                       461,810
Small Cap Growth Fund                                      42,631
Enterprise Small Cap Fund                                 855,259
Value Fund                                              7,474,650
Microcap Value Fund                                     1,700,241

For corporate shareholders the following percentage of the total ordinary income distributions paid during the tax year ended September 30, 2006, qualify for the corporate dividend received deduction for the following Funds:

                                                       Percentage
                                                       ----------
Large Cap Growth Fund                                     100.00%
Mid Cap Growth Fund                                       100.00%
Small Cap Growth Fund                                      45.83%
Enterprise Small Cap Fund                                  82.53%
Value Fund                                                 98.50%
Microcap Value Fund                                       100.00%

--------------------------------------------------------------------------------

9. MARKET TIMING

Tamarack strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by Voyageur. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds' prospectus contains a full description of Tamarack's policies on market timing and/or excessive trading. During the fiscal year ended September 30, 2006 the redemption fees collected by each Fund were as follows:

                                                  Redemption Fees
                                                  ---------------
Large Cap Growth Fund                                      $   30
Mid Cap Growth Fund                                           848
Small Cap Growth Fund                                         475
Enterprise Fund                                             1,591
Enterprise Small Cap Fund                                     411
Value Fund                                                    784
Microcap Value Fund                                         1,297

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

10. SOFT DOLLARS

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. Voyageur and each sub-advisor, as applicable, have a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds' securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund's best interest. As of September 30, 2006 certain of the Funds used soft dollar arrangements on a limited basis. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Large Cap Growth Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.46%
CONSUMER DISCRETIONARY - 14.73%
      44,110     E.W. Scripps Co. (The),                        $    2,114,192
                 Class A
      65,140     Home Depot, Inc.                                    2,362,628
      37,000     Johnson Controls, Inc.                              2,654,380
      35,780     Kohl's Corp. (b)                                    2,322,838
      51,920     McGraw-Hill Cos., Inc.                              3,012,917
                 (The)
      31,700     Omnicom Group, Inc. (c)                             2,967,120
      85,670     Staples, Inc.                                       2,084,351
      55,280     Starbucks Corp. (b) (c)                             1,882,284
                                                                --------------
                                                                    19,400,710
CONSUMER STAPLES - 11.37%
      87,690     PepsiCo, Inc.                                       5,722,650
      73,690     Procter & Gamble Co.                                4,567,306
      65,410     Walgreen Co.                                        2,903,550
      29,910     Whole Foods Market,                                 1,777,551
                 Inc. (c)                                       --------------
                                                                    14,971,057
                                                                --------------
ENERGY - 7.15%
      36,760     Apache Corp.                                        2,323,232
      32,000     Baker Hughes, Inc.                                  2,182,400
      42,150     EOG Resources, Inc.                                 2,741,858
      55,870     Smith International,                                2,167,756
                 Inc. (c)                                       --------------
                                                                     9,415,246
                                                                --------------
FINANCIALS - 11.63%
      81,650     AFLAC, Inc.                                         3,736,304
      10,220     Chicago Mercantile                                  4,887,715
                 Exchange Holdings, Inc.
      77,900     SLM Corp.                                           4,049,242
      42,200     State Street Corp.                                  2,633,280
                                                                --------------
                                                                    15,306,541
                                                                --------------
HEALTHCARE - 17.95%
      39,800     Abbott Laboratories                                 1,932,688
      45,360     Amgen, Inc. (b)                                     3,244,601
      31,910     Express Scripts, Inc. (b)                           2,408,886
      55,420     Genzyme Corp. (b)                                   3,739,187
      62,960     Medtronic, Inc.                                     2,923,862
      61,590     Quest Diagnostics,                                  3,766,844
                 Inc. (c)
      69,610     Stryker Corp.                                       3,451,960
      28,070     WellPoint, Inc. (b)                                 2,162,794
                                                                --------------
                                                                    23,630,822
                                                                --------------
INDUSTRIALS - 11.10%
      74,190     Danaher Corp. (c)                                   5,094,627
     134,810     General Electric Co.                                4,758,793
      75,060     United Technologies                                 4,755,051
                 Corp.                                          --------------
                                                                    14,608,471
                                                                --------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 22.12%
     117,050     Adobe Systems, Inc. (b)                        $    4,383,523
      35,900     Apple Computer, Inc. (b)                            2,765,377
     263,740     Cisco Systems, Inc. (b)                             6,066,020
      99,950     eBay, Inc. (b)                                      2,834,582
     109,990     Jabil Circuit, Inc.                                 3,142,414
     105,740     Paychex, Inc.                                       3,896,519
     113,030     QUALCOMM, Inc.                                      4,108,641
      36,100     SanDisk Corp. (b) (c)                               1,932,794
                                                                --------------
                                                                    29,129,870
MATERIALS - 2.41%
      74,020     Ecolab, Inc.                                        3,169,536
                                                                --------------

TOTAL COMMON STOCKS                                                129,632,253
(Cost $116,171,757)                                             --------------

INVESTMENT COMPANIES - 0.37%
     491,586     Wells Fargo Prime                                     491,586
                 Investment Money                               --------------
                 Market Fund

TOTAL INVESTMENT COMPANIES                                             491,586
(Cost $491,586)                                                 --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 8.77%
  11,550,412     Various Securities (see                            11,550,412
                 Notes to Schedules of                          --------------
                 Portfolio Investments for
                 collateral information)

TOTAL INVESTMENT OF CASH                                            11,550,412
COLLATERAL FOR SECURITIES ON LOAN                               --------------
(Cost $11,550,412)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Large Cap Growth Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.29%
   1,700,000     Bank of America dated                          $    1,700,000
                 9/29/06; due 10/2/06 at
                 5.30% with a maturity
                 value of $1,700,751
                 (fully collateralized by
                 Federal Home Loan
                 Corp. with effective
                 yield of 5.15% and
                 maturity dates of
                 2/28/07 and Federal
                 Home Loan Corp. with
                 effective yield of 5.15%
                 and maturity dates of
                 3/19/07)

TOTAL REPURCHASE AGREEMENTS                                          1,700,000
(Cost $1,700,000)                                               --------------

TOTAL INVESTMENTS                                                  143,374,251
(Cost $129,913,755) (a) - 108.89%
LIABILITIES IN EXCESS OF OTHER                                     (11,707,398)
ASSETS - (8.89)%                                                --------------

NET ASSETS - 100.00%                                            $  131,666,853
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of September 30, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Mid Cap Growth Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.10%
CONSUMER DISCRETIONARY - 20.72%
      65,000     Aeropostale, Inc. (b)                          $    1,899,950
      73,000     Cheesecake Factory,                                 1,984,870
                 Inc. (b)
      67,000     Chico's FAS, Inc. (b)                               1,442,510
     119,000     Coldwater Creek, Inc. (b)                           3,422,440
      47,000     Dick's Sporting Goods,                              2,139,440
                 Inc. (b) (c)
      34,000     Guitar Center, Inc. (b) (c)                         1,519,120
     103,000     O'Reilly Automotive,                                3,420,630
                 Inc. (b)
     103,000     Petsmart, Inc.                                      2,858,250
     106,000     Pool Corp. (c)                                      4,081,000
      46,000     Tractor Supply Co. (b)                              2,219,960
                                                                --------------
                                                                    24,988,170
                                                                --------------
CONSUMER STAPLES - 1.43%
      29,000     Whole Foods Market,                                 1,723,470
                 Inc. (c)                                       --------------
ENERGY - 4.85%
      90,000     BJ Services Co.                                     2,711,700
      81,000     Smith International, Inc.                           3,142,800
                                                                --------------
                                                                     5,854,500
                                                                --------------
FINANCIALS - 11.16%
       7,000     Chicago Mercantile                                  3,347,750
                 Exchange Holdings,
                 Inc. (c)
     107,000     Commerce Bancorp,                                   3,927,970
                 Inc. (c)
      79,000     East West Bancorp, Inc.                             3,129,190
      14,500     Legg Mason, Inc. (c)                                1,462,470
      20,000     Zions Bancorp.                                      1,596,200
                                                                --------------
                                                                    13,463,580
                                                                --------------
HEALTHCARE - 18.69%
      52,000     Biomet, Inc.                                        1,673,880
      22,000     Express Scripts, Inc. (b)                           1,660,780
      33,080     Fisher Scientific                                   2,588,179
                 International, Inc. (b)
      87,000     Omnicare, Inc.                                      3,748,830
      42,000     Quest Diagnostics,                                  2,568,720
                 Inc. (c)
      38,000     ResMed, Inc. (b)                                    1,529,500
      75,000     Varian Medical Systems,                             4,004,250
                 Inc. (b) (c)
     132,000     VCA Antech, Inc. (b)                                4,759,920
                                                                --------------
                                                                    22,534,059
                                                                --------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 21.94%
      59,000     ChoicePoint, Inc. (b)                          $    2,112,200
      75,000     Donaldson Co., Inc.                                 2,767,500
     106,000     Expeditors International                            4,725,480
                 of Washington, Inc. (c)
     106,000     Fastenal Co.                                        4,088,420
      47,000     Graco, Inc.                                         1,835,820
     149,500     Knight Transportation,                              2,534,025
                 Inc.
     108,000     Roper Industries, Inc.                              4,831,920
      51,000     Stericycle, Inc. (b)                                3,559,290
                                                                --------------
                                                                    26,454,655
                                                                --------------
INFORMATION TECHNOLOGY - 18.58%
      63,000     Amdocs Ltd. (b)                                     2,494,800
      47,000     ANSYS, Inc. (b)                                     2,076,460
      55,000     CDW Corp. (c)                                       3,392,400
      77,000     Cognos, Inc. (b)                                    2,810,500
      33,000     DST Systems, Inc. (b) (c)                           2,035,110
      74,000     FactSet Research                                    3,594,180
                 Systems, Inc.
      91,000     Jabil Circuit, Inc.                                 2,599,870
     105,000     Microchip Technology,                               3,404,100
                 Inc.                                           --------------
                                                                    22,407,420
                                                                --------------
MATERIALS - 1.73%
      54,000     Florida Rock Industries,                            2,090,340
                 Inc.                                           --------------

TOTAL COMMON STOCKS                                                119,516,194
(Cost $100,082,494)                                             --------------

INVESTMENT COMPANIES - 0.24%
     290,114     Wells Fargo Prime                                     290,114
                 Investment Money                               --------------
                 Market Fund

TOTAL INVESTMENT COMPANIES                                             290,114
(Cost $290,114)                                                 --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 14.58%
  17,584,974     Various Securities (see                            17,584,974
                 Notes to the Financial                         --------------
                 Statements for collateral
                 information)

TOTAL INVESTMENT OF CASH                                            17,584,974
COLLATERAL FOR SECURITIES ON LOAN                               --------------
(Cost $17,584,974)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Mid Cap Growth Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.83%
   1,000,000     Bank of America dated                          $    1,000,000
                 9/29/06; due 10/2/06 at                        --------------
                 5.30% with a maturity
                 value of $1,000,442
                 (fully collateralized by
                 Federal Home Loan
                 Corp. with effective yield
                 of 5.15% and maturity
                 dates of 2/28/07 and
                 Federal Home Loan
                 Corp. with effective yield
                 of 5.15% and maturity
                 dates of 3/19/07)

TOTAL REPURCHASE AGREEMENTS                                          1,000,000
(Cost $1,000,000)                                               --------------

TOTAL INVESTMENTS                                                  138,391,282
(Cost $118,957,582) (a) - 114.75%
LIABILITIES IN EXCESS OF OTHER                                     (17,787,894)
ASSETS - (14.75)%                                               --------------

NET ASSETS - 100.00%                                            $  120,603,388
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of September 30, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Small Cap Growth Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 104.41%
CONSUMER DISCRETIONARY - 15.01%
       5,400     A.C. Moore Arts &                              $      102,762
                 Crafts, Inc. (b)
       4,500     Catalina Marketing Corp.                              123,750
       7,450     Fred's, Inc.                                           94,019
       9,350     Gentex Corp.                                          132,864
       5,550     Hot Topic, Inc. (b)                                    61,827
       3,800     K-Swiss, Inc.                                         114,228
       3,500     P.F. Chang's China Bistro,                            121,485
                 Inc. (b)
      10,200     Progressive Gaming                                     83,640
                 International Corp. (b)
       7,600     RARE Hospitality                                      232,255
                 International, Inc. (b)
       7,950     Shuffle Master, Inc. (b)                              214,730
       8,500     Sonic Corp. (b)                                       192,185
       2,800     Tractor Supply Co. (b)                                135,128
                                                                --------------
                                                                     1,608,873
                                                                --------------
CONSUMER STAPLES - 3.40%
       3,500     Peet's Coffee & Tea,                                   87,535
                 Inc. (b)
       8,950     United Natural Foods,                                 277,361
                 Inc. (b)                                       --------------
                                                                       364,896
                                                                --------------
ENERGY - 4.29%
       5,350     Berry Petroleum Co.,                                  150,656
                 Class A
       5,300     Oceaneering                                           163,240
                 International, Inc. (b)
       3,500     Swift Energy Co. (b)                                  146,370
                                                                --------------
                                                                       460,266
                                                                --------------
FINANCIALS - 12.83%
       6,900     HCC Insurance Holdings,                               226,872
                 Inc.
       5,100     Hilb, Rogal & Hamilton                                217,515
                 Co.
       4,250     Investment Technology                                 190,188
                 Group, Inc. (b)
       3,900     Investors Financial                                   168,012
                 Services Corp.
       4,450     Philadelphia                                          177,021
                 Consolidated Holding
                 Corp. (b)
      10,100     Raymond James                                         295,324
                 Financial, Inc.
       2,000     Wintrust Financial Corp.                              100,300
                                                                --------------
                                                                     1,375,232
                                                                --------------
HEALTHCARE - 23.52%
       4,200     ArthroCare Corp. (b)                                  196,812
       2,800     Biosite, Inc. (b)                                     129,444
       3,400     Cooper Cos., Inc. (The)                               181,900


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
       9,800     HealthExtras, Inc. (b)                         $      277,438
       2,200     IDEXX Laboratories,                                   200,508
                 Inc. (b)
      11,200     K-V Pharmaceutical Co.,                               265,440
                 Class A (b)
       6,100     Kensey Nash Corp. (b)                                 178,547
       5,750     Kyphon, Inc. (b)                                      215,165
       5,400     Pharmaceutical Product                                192,726
                 Development, Inc.
       3,500     SonoSite, Inc. (b)                                     99,400
       3,900     Sunrise Senior Living,                                116,493
                 Inc. (b)
       3,400     SurModics, Inc. (b)                                   119,408
       6,500     VistaCare, Inc. (b)                                    67,600
       4,000     West Pharmaceutical                                   157,080
                 Services, Inc.
       3,400     Young Innovations, Inc.                               122,264
                                                                --------------
                                                                     2,520,225
                                                                --------------
INDUSTRIALS - 17.90%
       3,300     Actuant Corp., Class A                                165,330
       5,850     DRS Technologies, Inc.                                255,469
       6,400     EGL, Inc. (b)                                         233,216
       3,000     Huron Consulting Group,                               117,600
                 Inc. (b)
      13,825     Knight Transportation,                                234,334
                 Inc.
       5,650     Mercury Computer                                       66,953
                 Systems, Inc. (b)
       4,100     NuCo2, Inc. (b)                                       110,290
       6,800     Simpson Manufacturing                                 183,804
                 Co., Inc.
       3,300     Stericycle, Inc. (b)                                  230,307
       3,900     Teleflex, Inc.                                        216,996
       5,950     Tetra Tech, Inc. (b)                                  103,649
                                                                --------------
                                                                     1,917,948
                                                                --------------
INFORMATION TECHNOLOGY - 24.60%
       4,650     Actel Corp. (b)                                        72,308
       3,700     Acxiom Corp.                                           91,242
       6,300     ANSYS, Inc. (b)                                       278,333
       7,700     BISYS Group, Inc.                                      83,622
                 (The) (b)
       1,900     Black Box Corp.                                        73,948
       4,850     Cymer, Inc. (b)                                       212,964
       4,850     Digital River, Inc. (b)                               247,931
       2,700     F5 Networks, Inc. (b)                                 145,044
       5,450     Global Payments, Inc.                                 239,854
       4,650     Kronos, Inc. (b)                                      158,519
       4,550     Open Text Corp. (b)                                    81,445
       6,000     Photronics, Inc. (b)                                   84,780
       6,900     Plexus Corp. (b)                                      132,480
       6,900     ScanSource, Inc. (b)                                  209,277
       7,150     TriQuint Semiconductor,                                37,180
                 Inc. (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Small Cap Growth Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
       5,450     WebEx Communications,                          $      212,659
                 Inc. (b)
       7,700     Wind River Systems,                                    82,467
                 Inc. (b)
       5,350     Zebra Technologies                                    191,209
                 Corp., Class A (b)                             --------------
                                                                     2,635,262
                                                                --------------
MATERIALS - 2.86%
       5,950     Spartech Corp.                                        159,282
       5,550     Valspar Corp.                                         147,630
                                                                --------------
                                                                       306,912
                                                                --------------

TOTAL COMMON STOCKS                                                 11,189,614
(Cost $9,108,903)                                               --------------

INVESTMENT COMPANIES - 1.88%
     201,406     Wells Fargo Prime                                     201,406
                 Investment Money                               --------------
                 Market Fund

TOTAL INVESTMENT COMPANIES                                             201,406
(Cost $201,406)                                                 --------------

TOTAL INVESTMENTS                                                   11,391,020
(Cost $9,310,309) (a) - 106.29%
LIABILITIES IN EXCESS OF OTHER                                        (673,683)
ASSETS - (6.29)%                                                --------------

NET ASSETS - 100.00%                                            $   10,717,337
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 94.51%
CONSUMER DISCRETIONARY - 13.32%
      67,135     Cache, Inc. (b)                                $    1,201,045
     145,400     Carmike Cinemas,                                    2,497,972
                 Inc. (c)
     604,000     Casual Male Retail                                  8,292,920
                 Group, Inc. (b) (c)
     123,444     Deb Shops, Inc.                                     3,165,104
     275,800     Dixie Group, Inc.                                   4,114,936
                 (The) (b)
     630,100     Hancock Fabrics,                                    1,808,387
                 Inc. (b) (c)
     546,400     Movado Group, Inc.                                 13,889,489
     811,065     Regent Communications,                              3,073,936
                 Inc. (b)
     351,100     Steinway Musical                                    9,830,800
                 Instruments, Inc. (b)                          --------------
                                                                    47,874,589
                                                                --------------
CONSUMER STAPLES - 2.02%
     485,400     Topps Co., Inc. (The)                               4,349,184
      94,600     United Natural Foods,                               2,931,654
                 Inc. (b) (c)                                   --------------
                                                                     7,280,838
                                                                --------------
ENERGY - 5.20%
     121,300     Goodrich Petroleum                                  3,653,556
                 Corp. (b) (c)
     237,000     Gulf Island Fabrication,                            6,183,330
                 Inc.
     366,800     Tetra Technologies,                                 8,861,888
                 Inc. (b)                                       --------------
                                                                    18,698,774
                                                                --------------
FINANCIALS - 16.93%
     226,300     ASTA Funding, Inc. (c)                              8,483,987
      73,400     Bank of the Ozarks,                                 2,486,058
                 Inc. (c)
     103,100     Boston Private Financial                            2,874,428
                 Holdings, Inc.
     111,009     Capital Corp of the West                            3,443,499
      96,259     Cobiz, Inc. (c)                                     2,200,481
     130,945     Dearborn Bancorp,                                   3,113,872
                 Inc. (b)
     168,800     FirstCity Financial                                 1,784,216
                 Corp. (b)
     179,096     Hanmi Financial Corp.                               3,510,282
     181,200     Harrington West                                     2,971,680
                 Financial Group, Inc.
     100,100     LaSalle Hotel Properties                            4,338,334
      82,516     Mercantile Bank Corp. (c)                           3,263,508
     150,289     MetroCorp Bancshares,                               3,410,057
                 Inc.
      54,900     National Interstate Corp.                           1,350,540
     130,788     Northrim Bancorp, Inc.                              3,452,803


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
     324,666     Sanders Morris Harris                          $    4,061,572
                 Group, Inc. (c)
     116,554     Sterling Financial                                  3,779,846
                 Corp. (c)
     182,600     SWS Group, Inc. (c)                                 4,544,914
      60,412     Taylor Capital Group, Inc.                          1,785,175
                                                                --------------
                                                                    60,855,252
                                                                --------------
HEALTHCARE - 4.83%
     150,300     Adeza Biomedical                                    2,466,423
                 Corp. (b)
     130,800     Meridian Bioscience, Inc.                           3,075,108
     394,275     Penwest Pharmaceuticals                             6,564,679
                 Co. (b) (c)
     146,624     Young Innovations, Inc.                             5,272,599
                                                                --------------
                                                                    17,378,809
                                                                --------------
INDUSTRIALS - 25.02%
     400,200     ABM Industries, Inc.                                7,507,751
     308,870     Allied Defense Group,                               5,080,912
                 Inc. (b) (c)
     415,000     C&D Technologies,                                   2,946,500
                 Inc. (c)
     256,800     CDI Corp.                                           5,318,328
     300,525     Columbus McKinnon                                   5,418,466
                 Corp. (b)
     307,000     EDO Corp. (c)                                       7,024,160
     281,200     Ennis Business Forms,                               6,087,980
                 Inc. (c)
      89,500     ESCO Technologies,                                  4,120,580
                 Inc. (b)
      12,000     Freightcar America,                                   636,000
                 Inc. (c)
     162,060     Gehl Co. (b) (c)                                    4,339,967
     139,300     Herley Industries,                                  1,724,534
                 Inc. (b) (c)
     435,500     LaBarge, Inc. (b)                                   4,529,200
     311,837     LSI Industries, Inc.                                5,067,351
     228,000     Mac-Gray Corp. (b)                                  2,679,000
     343,763     Modtech Holdings,                                   1,911,322
                 Inc. (b) (c)
     142,200     Old Dominion Freight                                4,270,266
                 Line, Inc. (b)
     274,010     Quixote Corp. (c)                                   4,882,858
     370,393     Rush Enterprises, Inc.,                             6,178,155
                 Class A (b)
     187,800     Saia, Inc. (b)                                      6,122,280
     129,789     Standard Parking                                    4,072,779
                 Corp. (b) (c)                                  --------------
                                                                    89,918,389
                                                                --------------
INFORMATION TECHNOLOGY - 14.12%
     223,700     Comtech                                             7,489,476
                 Telecommunications
                 Corp. (b)
     306,600     Covansys Corp. (b)                                  5,255,124

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Enterprise Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
     677,732     HMS Holdings Corp. (b)                         $    8,552,978
     591,300     Hypercom Corp. (b)                                  4,009,014
     120,900     Landauer, Inc.                                      6,135,675
     181,490     Nu Horizons Electronics                             2,312,183
                 Corp. (b)
     181,533     Printronix, Inc.                                    2,423,466
     187,800     Spectrum Control,                                   1,765,320
                 Inc. (b)
     818,081     Stellent, Inc.                                      8,867,997
     304,800     Tyler Technologies,                                 3,941,064
                 Inc. (b)                                       --------------
                                                                    50,752,297
                                                                --------------
MATERIALS - 9.48%
     665,600     Birch Mountain                                      2,329,600
                 Resources Ltd. (b) (c)
     799,000     Intertape Polymer Group,                            6,152,300
                 Inc. (b)
      19,800     Koppers Holdings,                                     375,606
                 Inc. (c)
     432,300     NN, Inc.                                            5,114,109
     549,500     Omnova Solutions,                                   2,296,910
                 Inc. (b)
     434,250     Penford Corp.                                       6,574,545
     803,300     U.S. Concrete, Inc. (b)                             5,229,483
     266,588     Universal Stainless &                               5,998,230
                 Alloy Products, Inc. (b)                       --------------
                                                                    34,070,783
                                                                --------------
TELECOMMUNICATION SERVICES - 2.00%
     382,500     EMS Technologies,                                   7,183,350
                 Inc. (b)                                       --------------
UTILITIES - 1.59%
     142,900     Central Vermont Public                              3,159,519
                 Service Corp.
     104,800     Unitil Corp.                                        2,546,640
                                                                --------------
                                                                     5,706,159
                                                                --------------

TOTAL COMMON STOCKS                                                339,719,240
(Cost $250,133,360)                                             --------------

INVESTMENT COMPANIES - 0.12%
     431,881     Wells Fargo Prime                                     431,881
                 Investment Money                               --------------
                 Market Fund

TOTAL INVESTMENT COMPANIES                                             431,881
(Cost $431,881) Shares                                          --------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 15.05%
  54,088,949     Various Securities (see                        $   54,088,949
                 Notes to Schedules of                          --------------
                 Investments for collateral
                 information)

TOTAL INVESTMENT OF CASH COLLATERAL                                 54,088,949
FOR SECURITIES ON LOAN                                          --------------
(Cost $54,088,949)

REPURCHASE AGREEMENT - 5.98%
  21,500,000     Bank of America dated                              21,500,000
                 9/29/06; due 10/2/06 at                        --------------
                 5.30% with maturity
                 value of $21,509,496
                 (fully collateralized by
                 Federal Home Loan
                 Corp. with effective yield
                 of 5.15% and maturity
                 dates of 2/28/07 and
                 Federal Home Loan
                 Corp. with effective yield
                 of 5.15% and maturity
                 dates of 3/19/07)

TOTAL REPURCHASE AGREEMENT                                          21,500,000
(Cost $21,500,000)                                              --------------

TOTAL INVESTMENTS                                                  415,740,070
(Cost $326,154,190) (a) - 115.66%
LIABILITIES IN EXCESS OF OTHER                                     (56,298,446)
ASSETS - (15.66)%                                               --------------

NET ASSETS - 100.00%                                            $  359,441,624
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of September 30, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.12%
CONSUMER DISCRETIONARY - 22.50%
      33,600     Big 5 Sporting Goods                           $      766,080
                 Corp.
     108,200     Casual Male Retail                                  1,485,586
                 Group, Inc. (b) (c)
      18,500     Comstock Homebuilding                                  99,900
                 Cos., Inc., Class A (b) (c)
       59,500    Hancock Fabrics,                                      170,765
                 Inc. (b) (c)
     167,900     Interface, Inc. (b)                                 2,162,552
      47,950     Men's Wearhouse, Inc.                               1,784,220
     107,100     Movado Group, Inc.                                  2,722,481
      27,625     Pool Corp. (c)                                      1,063,563
       4,100     Red Robin Gourmet                                     189,051
                 Burgers, Inc. (b)
      14,700     Salem Communications                                  166,257
                 Corp., Class A (b)
      51,100     Source Interlink Cos.,                                485,450
                 Inc. (b) (c)
      79,800     Stein Mart, Inc.                                    1,213,758
      65,800     Steinway Musical                                    1,842,400
                 Instruments, Inc. (b)
      74,500     Stride Rite Corp.                                   1,040,020
                                                                --------------
                                                                    15,192,083
                                                                --------------

CONSUMER STAPLES - 4.48%
      18,900     Alberto-Culver Co.,                                   956,151
                 Class B
      22,600     BJ's Wholesale Club,                                  659,468
                 Inc. (b)
      19,200     Nash-Finch Co. (c)                                    451,776
      55,900     Smart & Final, Inc. (b) (c)                           954,213
                                                                --------------
                                                                     3,021,608
                                                                --------------

ENERGY - 1.75%
      48,400     Basic Energy Services,                              1,180,960
                 Inc. (b)                                       --------------

FINANCIALS - 14.35%
     139,300     Ashford Hospitality Trust,                          1,661,849
                 Inc.
      30,200     ASTA Funding, Inc. (c)                              1,132,198
      14,100     Cadence Financial Corp.                               285,807
      32,108     Cash America                                        1,254,781
                 International, Inc.
      23,468     Commerce Bancorp,                                     861,510
                 Inc. (c)
      29,525     Delphi Financial Group,                             1,177,457
                 Inc., Class A
      12,100     GB&T Bancshares, Inc. (c)                             254,705
      16,700     Pro-Assurance Corp. (b)                               822,976
       5,300     SL Green Realty Corp. (c)                             592,010
      33,400     Thomas Weisel Partners                                536,070
                 Group, Inc. (b)
      14,072     TriCo Bancshares                                      348,282


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
      31,200     UCBH Holdings, Inc.                            $      544,752
       4,800     Union Bankshares Corp.                                212,736
                                                                --------------
                                                                     9,685,133
                                                                --------------

HEALTHCARE - 10.23%
      83,900     Angiotech                                             735,803
                 Pharmaceuticals, Inc. (b)
      47,500     Inverness Medical                                   1,651,100
                 Innovations, Inc. (b) (c)
      48,102     Polymedica Corp. (c)                                2,059,247
      85,475     PSS World Medical,                                  1,708,645
                 Inc. (b)
      19,500     Respironics, Inc. (b)                                 752,895
                                                                --------------
                                                                     6,907,690
                                                                --------------

INDUSTRIALS - 23.45%
      17,900     Arkansas Best Corp. (c)                               770,237
      56,300     Blount International,                                 564,126
                 Inc. (b)
      84,000     C&D Technologies,                                     596,400
                 Inc. (c)
      35,400     Carlisle Co.                                        2,977,140
      40,300     CDI Corp.                                             834,613
      29,500     Columbus McKinnon                                     531,885
                 Corp. (b)
      45,000     DynCorp International,                                566,550
                 Inc., Class A (b) (c)
      41,100     ElkCorp                                             1,115,865
      17,500     Franklin Electric Co.,                                929,950
                 Inc. (c)
      72,500     Gardner Denver, Inc. (b)                            2,398,300
      30,400     Gehl Co. (b)                                          814,112
      29,200     Manitowoc Co., Inc.                                 1,307,868
                 (The)
      36,600     Wabtec Corp.                                          992,958
      45,300     Watts Water                                         1,438,728
                 Technologies, Inc.,                            --------------
                 Class A
                                                                    15,838,732
                                                                --------------

INFORMATION TECHNOLOGY - 8.26%
      61,600     Aeroflex, Inc. (b)                                    633,248
      58,100     Aspen Technology,                                     634,452
                 Inc. (b)
      51,650     Benchmark Electronics,                              1,388,352
                 Inc. (b)
      24,900     Keithley Instruments, Inc.                            317,475
      57,700     Paxar Corp. (b)                                     1,152,846
      18,800     ScanSource, Inc. (b)                                  570,204
      98,600     Skyworks Solutions,                                   511,734
                 Inc. (b)
      24,100     Sonic Solutions (b)                                   367,284
                                                                --------------
                                                                     5,575,595
                                                                --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Enterprise Small Cap Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MATERIALS - 8.60%
     124,700     Birch Mountain                                 $      436,450
                 Resources Ltd. (b) (c)
      16,600     H.B. Fuller Co.                                       389,104
      99,000     Hercules, Inc. (b)                                  1,561,230
     155,300     Intertape Polymer Group,                            1,195,810
                 Inc. (b)
      45,600     Koppers Holdings,                                     865,032
                 Inc. (c)
      50,800     Spartech Corp.                                      1,359,916
                                                                --------------
                                                                     5,807,542
                                                                --------------

TELECOMMUNICATION SERVICES - 1.17%
      90,900     Premiere Global Services,                             789,012
                 Inc. (b)                                       --------------

UTILITIES - 1.33%
      21,400     Energen Corp.                                         896,018
                                                                --------------

TOTAL COMMON STOCKS                                                 64,894,373
(Cost $42,270,554)                                              --------------

INVESTMENT COMPANIES - 0.87%
     586,588     Wells Fargo Prime                                     586,588
                 Investment Money                               --------------
                 Market Fund

TOTAL INVESTMENT COMPANIES                                             586,588
(Cost $586,588)                                                 --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 15.24%
  10,286,988     Various Securities (see                            10,286,988
                 Notes to Schedules of                          --------------
                 Investments for collateral
                 information)

TOTAL INVESTMENT OF CASH COLLATERAL                                 10,286,988
FOR SECURITIES ON LOAN                                          --------------
(Cost $10,286,988)
REPURCHASE AGREEMENT - 2.96%
   2,000,000     Bank of America dated                          $    2,000,000
                 9/29/06; due 10/2/06 at                        --------------
                 5.30% with maturity
                 value of $2,000,883
                 (fully collateralized by
                 Federal Home Loan
                 Corp. with effective yield
                 of 5.15% and maturity
                 dates of 2/28/07 and
                 Federal Home Loan
                 Corp. with effective yield
                 of 5.15% and maturity
                 dates of 3/19/07)

TOTAL REPURCHASE AGREEMENT                                           2,000,000
(Cost $2,000,000) Share                                         --------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS                                               $   77,767,949
(Cost $55,144,130) (a) - 115.19%
LIABILITIES IN EXCESS OF OTHER                                     (10,255,104)
ASSETS - (15.19)%                                               --------------

NET ASSETS - 100.00%                                            $   67,512,845
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of September 30, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.58%
CONSUMER DISCRETIONARY - 6.05%
     100,000     Johnson Controls, Inc.                         $    7,173,999
     225,640     Limited Brands, Inc.                                5,977,204
     146,580     Walt Disney Co. (The)                               4,530,788
                                                                --------------
                                                                    17,681,991
                                                                --------------

CONSUMER STAPLES - 9.92%
      41,320     Altria Group, Inc.                                  3,163,046
     104,590     Colgate-Palmolive Co.                               6,495,039
     102,500     CVS Corp.                                           3,292,300
      94,390     Diageo PLC ADR                                      6,705,465
      63,130     Kellogg Co.                                         3,126,198
     100,000     Procter & Gamble Co.                                6,198,000
                                                                --------------
                                                                    28,980,048
                                                                --------------

ENERGY - 14.43%
      72,000     Baker Hughes, Inc.                                  4,910,400
     109,132     BP PLC ADR                                          7,156,877
     110,860     Chevron Corp.                                       7,190,380
      80,000     ConocoPhillips                                      4,762,400
     169,500     Exxon Mobil Corp.                                  11,373,449
     140,880     Occidental Petroleum                                6,777,737
                 Corp.                                          --------------
                                                                    42,171,243
                                                                --------------

FINANCIALS - 34.30%
      66,800     AFLAC, Inc.                                         3,056,768
     127,000     Allstate Corp.                                      7,966,710
     159,700     American Express Co.                                8,955,976
     168,840     American International                             11,187,338
                 Group, Inc.
     245,770     Bank of America Corp.                              13,165,899
     219,186     Citigroup, Inc. (c)                                10,886,969
      49,330     Freddie Mac                                         3,272,059
     170,900     Morgan Stanley                                     12,460,319
     129,100     SLM Corp.                                           6,710,618
     250,000     U.S. Bancorp (c)                                    8,305,000
     107,122     Wachovia Corp. (c)                                  5,977,408
     229,300     Wells Fargo & Co.                                   8,296,074
                                                                --------------
                                                                   100,241,138
                                                                --------------

HEALTHCARE - 7.35%
      66,740     Caremark Rx, Inc.                                   3,782,156
     438,190     Pfizer, Inc.                                       12,427,068
     154,640     Teva Pharmaceutical                                 5,271,678
                 Industries Ltd. ADR                            --------------
                                                                    21,480,902
                                                                --------------

INDUSTRIALS - 7.95%
     269,550     General Electric Co.                                9,515,115
     108,630     Rockwell Collins, Inc.                              5,957,269
     211,300     Waste Management,                                   7,750,484
                 Inc.                                           --------------
                                                                    23,222,868
                                                                --------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 4.79%
      71,400     Apple Computer,                                $    5,499,942
                 Inc. (b)
     200,400     Cisco Systems, Inc. (b)                             4,609,200
     142,800     Microsoft Corp.                                     3,902,724
                                                                --------------
                                                                    14,011,866
                                                                --------------

TELECOMMUNICATION SERVICES - 5.51%
     138,796     BCE, Inc. (c)                                       3,759,984
     108,480     CBS Corp., Class B (c)                              3,055,882
     250,300     Verizon                                             9,293,638
                 Communications, Inc.                           --------------
                                                                    16,109,504
                                                                --------------

UTILITIES - 6.28%
      74,080     Dominion Resources,                                 5,666,379
                 Inc.
      47,500     Entergy Corp.                                       3,715,925
     148,400     Exelon Corp. (c)                                    8,984,136
                                                                --------------
                                                                    18,366,440
                                                                --------------

TOTAL COMMON STOCKS                                                282,266,000
(Cost $184,063,987)                                             --------------

INVESTMENT COMPANIES - 0.18%
     531,810     Wells Fargo Prime                                     531,810
                 Investment Money                               --------------
                 Market Fund

TOTAL INVESTMENT COMPANIES                                             531,810
(Cost $531,810)                                                 --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 6.16%
  17,990,424     Various Securities (see                            17,990,424
                 Notes to Schedules of                          --------------
                 Investments for
                 collateral information)

TOTAL INVESTMENT OF CASH                                            17,990,424
COLLATERAL FOR SECURITIES ON LOAN                               --------------
(Cost $17,990,424)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.25%
   9,500,000     Bank of America dated                          $    9,500,000
                 9/26/06; due 10/2/06 at                        --------------
                 5.30% with maturity
                 value of $9,504,196
                 (fully collateralized by
                 Federal Home Loan
                 Corp. with effective
                 yield of 5.15% and
                 maturity dates of
                 2/28/07 and Federal
                 Home Loan Corp. with
                 effective yield of 5.15%
                 and maturity dates of
                 3/19/07)

TOTAL REPURCHASE AGREEMENT                                           9,500,000
(Cost $9,500,000)                                               --------------

TOTAL INVESTMENTS                                               $  310,288,234
(Cost $212,086,221) (a) - 106.17%
LIABILITIES IN EXCESS OF OTHER                                     (18,034,146)
ASSETS - (6.17)%                                                --------------

NET ASSETS - 100.00%                                            $  292,254,088
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of September 30, 2006.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 92.26%
CONSUMER DISCRETIONARY - 19.54%
      70,000     Aftermarket Technology                         $    1,243,200
                 Corp. (b)
      17,000     Allou Health Care, Inc.,                                    2
                 Class A (b) (c)
      29,800     Ambassadors                                           941,382
                 International, Inc.
      34,500     America's Car Mart,                                   567,525
                 Inc. (b)
      15,000     AMREP Corp.                                           733,050
      60,000     Asbury Automotive                                   1,236,000
                 Group, Inc.
      40,000     Ashworth, Inc. (b)                                    274,000
      65,000     Audiovox Corp.,                                       904,800
                 Class A (b)
      15,000     Bandag, Inc., Class A                                 521,250
      29,000     Bassett Furniture                                     470,960
                 Industries, Inc.
      83,300     Bell Microproducts,                                   432,327
                 Inc. (b)
      25,000     Benihana, Inc.,                                       725,000
                 Class A (b)
      22,000     Big Dog Holdings,                                     269,940
                 Inc. (b)
      22,040     Blair Corp.                                           568,632
      69,000     Bluegreen Corp. (b)                                   791,430
      45,000     Bon-Ton Stores, Inc. (The)                          1,338,300
      46,000     Books-A-Million, Inc.                                 821,100
      15,127     Bowl America, Inc.,                                   217,829
                 Class A
      23,000     Carmike Cinemas, Inc.                                 395,140
      61,000     Charlotte Russe Holding,                            1,679,940
                 Inc. (b)
      42,010     Chromcraft Revington,                                 415,059
                 Inc. (b)
      45,000     Cobra Electronics Corp.                               382,500
      40,000     CompX International,                                  623,600
                 Inc.
     110,000     Comstock Homebuilding                                 594,000
                 Cos., Inc., Class A (b)
      34,000     Cost Plus, Inc. (b)                                   406,980
      95,000     CSK Auto Corp. (b)                                  1,339,500
      32,000     Cutter & Buck, Inc.                                   309,440
      40,000     Deb Shops, Inc.                                     1,025,600
      22,000     Dominion Homes,                                       133,540
                 Inc. (b)
      40,000     Dorman Products, Inc. (b)                             404,000
      17,500     Duckwall-ALCO Stores,                                 651,350
                 Inc. (b)
     117,000     Finish Line, Inc. (The),                            1,476,540
                 Class A
      48,000     Finlay Enterprises, Inc. (b)                          316,800
      95,000     First Cash Financial                                1,956,049
                 Services, Inc. (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
      48,000     Friedman's, Inc., Class A                      $            0
                 (b)(c)(d)
      59,000     Gottschalks, Inc. (b)                                 530,410
      24,000     GTSI Corp. (b)                                        202,080
      26,000     Hampshire Group Ltd. (b)                              321,880
      57,000     Handleman Co.                                         432,630
      78,300     Hartmarx Corp. (b)                                    530,091
      75,800     Hastings Entertainment,                               511,650
                 Inc. (b)
      34,750     Haverty Furniture Cos.,                               554,263
                 Inc.
      31,000     Hooker Furniture Corp.                                454,460
      20,000     Industrial Distribution                               176,800
                 Group, Inc. (b)
      75,000     Isle of Capri Casinos,                              1,579,500
                 Inc. (b)
      15,000     J. Alexander's Corp.                                  130,500
      73,000     JAKKS Pacific, Inc. (b)                             1,301,590
      29,000     Johnson Outdoors, Inc.,                               501,410
                 Class A (b)
     102,000     Journal Register Co.                                  578,340
      93,657     K2, Inc. (b)                                        1,098,597
      23,310     Lakeland Industries,                                  283,450
                 Inc. (b)
      60,270     Lazare Kaplan                                         590,646
                 International, Inc. (b)
      47,000     Lenox Group, Inc. (b)                                 284,350
       7,600     Liberty Homes, Inc.,                                   49,400
                 Class A
      31,000     Lifetime Brands, Inc.                                 574,120
      37,800     M/I Homes, Inc.                                     1,336,230
      58,000     MAIR Holdings, Inc. (b)                               331,180
      28,000     Marcus Corp.                                          643,160
      43,000     MarineMax, Inc. (b)                                 1,094,350
       9,000     Mego Financial                                              1
                 Corp. (b)(c)
      21,300     Mestek, Inc. (b)(d)                                   300,330
      50,000     Monaco Coach Corp.                                    557,000
      69,400     Movado Group, Inc.                                  1,764,147
      22,000     National R.V. Holdings,                                76,340
                 Inc. (b)
      10,300     Nobility Homes, Inc.                                  276,143
      32,000     O'Charley's, Inc. (b)                                 607,040
      60,000     Palm Harbor Homes,                                    897,600
                 Inc. (b)
      82,000     PC Connection, Inc. (b)                               947,100
      24,500     Perry Ellis International,                            756,560
                 Inc. (b)
      44,000     ProQuest Co. (b)                                      572,880
      90,600     Radio One, Inc.,                                      566,250
                 Class D (b)
      56,000     Red Lion Hotels Corp. (b)                             602,560
      37,550     Rex Stores Corp. (b)                                  529,455
      11,300     S&K Famous Brands, Inc.                               153,341
      45,150     Salem Communications                                  510,647
                 Corp., Class A (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
      36,000     Shoe Carnival, Inc. (b)                        $      907,920
      75,000     Source Interlink Cos.,                                712,500
                 Inc. (b)
      31,500     Sport Chalet, Inc.,                                   289,800
                 Class A (b)
       4,500     Sport Chalet, Inc.,                                    40,500
                 Class B (b)
     111,000     Stein Mart, Inc.                                    1,688,310
      26,000     Steinway Musical                                      728,000
                 Instruments, Inc. (b)
      41,000     Superior Uniform Group,                               508,810
                 Inc.
      34,000     Supreme Industries, Inc.,                             225,080
                 Class A
      43,000     Syms Corp. (b)                                        875,480
      72,000     Systemax, Inc. (b)                                  1,153,440
      15,000     Tandy Brands                                          159,450
                 Accessories, Inc.
      50,000     Technical Olympic USA,                                491,500
                 Inc.
       3,200     Vulcan International                                  182,400
                 Corp.
      35,900     WCI Communities,                                      626,096
                 Inc. (b)
      75,080     Westwood One, Inc.                                    531,566
      33,400     Weyco Group, Inc.                                     747,158
                                                                --------------
                                                                    57,243,256
                                                                --------------

CONSUMER STAPLES - 8.32%
      31,000     Air Methods Corp. (b)                                 731,600
      73,000     American Italian Pasta                                567,940
                 Co. (b)
      11,000     American Shared                                        71,500
                 Hospital Services
      42,800     Andersons, Inc. (The)                               1,461,620
      92,000     BioScrip, Inc. (b)                                    277,840
       9,300     Cagle's, Inc., Class A (b)                             75,330
      44,000     Carriage Services, Inc. (b)                           205,040
      36,000     Chiquita Brands                                       481,680
                 International, Inc.
      39,000     Consolidated Graphics,                              2,346,629
                 Inc. (b)
      37,000     Cornell Cos., Inc. (b)                                639,360
      32,000     CSS Industries, Inc.                                  951,040
      28,000     E-Z-EM, Inc. (b)                                      441,840
      70,000     Electro Rent Corp. (b)                              1,190,700
      83,000     Elizabeth Arden, Inc. (b)                           1,341,280
      41,600     Exponent, Inc. (b)                                    693,472
      42,000     Farmer Brothers Co.                                   862,680
       2,250     FRMO Corp. (b)                                          8,460
      36,000     Gaiam, Inc. (b)                                       464,760
      67,000     Ingles Markets, Inc.,                               1,767,460
                 Class A
      16,250     IntegraMed America,                                   154,213
                 Inc. (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
       7,100     Kewaunee Scientific                            $       56,658
                 Corp.
      30,000     Lannett Co., Inc. (b)                                 159,000
      53,000     M & F Worldwide                                       779,100
                 Corp. (b)
       7,500     McRae Industries, Inc.,                                91,875
                 Class A
      44,000     MGP Ingredients, Inc.                                 935,880
      37,500     Monro Muffler Brake,                                1,275,375
                 Inc.
      35,000     Nash-Finch Co.                                        823,550
      70,000     National Beverage Corp.                               833,700
      18,300     Nobel Learning                                        188,490
                 Communities, Inc.
      69,000     Omega Protein Corp. (b)                               448,500
      42,000     PDI, Inc. (b)                                         488,040
      52,575     Sanderson Farms, Inc.                               1,701,327
      52,000     Spartan Stores, Inc.                                  878,800
      76,450     Spectrum Brands, Inc. (b)                             645,238
       6,402     Stantec, Inc. (b)                                     117,669
      29,000     Synovis Life Technologies,                            210,830
                 Inc. (b)                                       --------------
                                                                    24,368,476
                                                                --------------

ENERGY - 4.00%
      40,000     Callon Petroleum Co. (b)                              542,400
      35,190     Enbridge Energy                                     1,627,538
                 Management, LLC (b)
      21,000     Giant Industries, Inc. (b)                          1,705,200
      34,000     Gulf Island Fabrication,                              887,060
                 Inc.
      98,000     Harvest Natural                                     1,014,300
                 Resources, Inc. (b)
      40,000     Lufkin Industries, Inc.                             2,116,799
      28,980     Mariner Energy, Inc. (b)                              532,363
      43,000     NATCO Group, Inc.,                                  1,238,400
                 Class A (b)
      20,000     PHI, Inc., Non Voting (b)                             609,400
      14,600     PHI, Inc., Voting (b)                                 438,730
      49,000     Resource America, Inc.,                             1,019,200
                 Class A                                        --------------
                                                                    11,731,390
                                                                --------------

FINANCIALS - 19.63%
     105,000     American Equity                                     1,288,350
                 Investment Life Holding
                 Co.
      19,000     American Safety                                       347,700
                 Insurance Holdings
                 Ltd. (b)
      30,000     Ameris Bancorp                                        816,300
      21,000     Baldwin & Lyons, Inc.,                                508,620
                 Class B
      14,500     Bancinsurance Corp. (b)                                76,850
      31,000     Banner Corp.                                        1,272,240
      11,300     Brantley Capital Corp. (b)                             21,029

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
      31,000     California First National                      $      461,900
                 Bancorp
      21,000     Camco Financial Corp.                                 278,880
      17,000     Capital Crossing Bank (b)                             494,700
       5,200     Capital Southwest Corp.                               619,580
      38,000     Capitol Bancorp Ltd.                                1,691,000
      25,000     Citizens South Banking                                325,000
                 Corp.
      48,150     Citizens, Inc. (b)                                    279,752
      51,000     Clark, Inc.                                           574,770
     123,000     Credit Acceptance                                   3,650,640
                 Corp. (b)
      41,500     Deerfield Triarc Capital                              544,065
                 Corp.
      65,777     Donegal Group, Inc.,                                1,330,011
                 Class A
      12,444     Donegal Group, Inc.,                                  224,365
                 Class B
      33,000     DVI, Inc. (b)                                              30
      75,040     Dynex Capital, Inc. (b)                               510,272
      20,000     EMC Insurance Group,                                  576,800
                 Inc.
      32,725     First Albany Cos., Inc. (b)                           137,445
      40,000     First Financial Corp.                               1,276,400
      39,181     First Indiana Corp.                                 1,019,098
      54,000     First Merchants Corp.                               1,277,100
      14,000     First PacTrust Bancorp,                               397,600
                 Inc.
      38,000     First Place Financial Corp.                           861,080
      42,000     First State Bancorp                                 1,090,740
      25,000     FirstCity Financial                                   264,250
                 Corp. (b)
      27,000     FPIC Insurance Group,                               1,069,470
                 Inc. (b)
      87,220     Hanover Capital                                       581,757
                 Mortgage Holdings, Inc.
      13,000     Home Federal Bancorp                                  360,750
      79,000     Hub International Ltd.                              2,284,680
       8,300     Investors Title Co.                                   367,690
      24,000     Jefferson Bancshares, Inc.                            319,440
      11,000     Kansas City Life                                      500,940
                 Insurance Co.
      56,930     LaBranche & Co, Inc. (b)                              590,364
      11,000     LSB Corp.                                             187,000
      37,000     Mass Financial Corp.,                                  44,400
                 Class A (b)
      69,000     Meadowbrook Insurance                                 776,940
                 Group, Inc. (b)
       5,000     Merchants Group, Inc.                                 149,950
     174,000     MFA Mortgage                                        1,296,300
                 Investments, Inc.
      49,800     Midland Co.                                         2,157,336
      12,000     MutualFirst Financial, Inc.                           247,080
       5,300     National Security Group,                               85,065
                 Inc. (The)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
       6,000     National Western Life                          $    1,379,340
                 Insurance Co., Class A
      36,400     Navigators Group, Inc.                              1,747,564
                 (The) (b)
      16,000     NYMAGIC, Inc.                                         507,200
      18,000     Pacific Mercantile                                    291,420
                 Bancorp (b)
      85,000     Partners Trust Financial                              910,350
                 Group, Inc.
      46,300     Paulson Capital Corp.                                 269,466
      38,000     PennFed Financial                                     637,260
                 Services, Inc.
      29,000     Peoples Bancorp, Inc.                                 847,670
      65,000     PMA Capital Corp.,                                    573,300
                 Class A (b)
      37,900     PMC Commercial Trust                                  530,600
      21,000     Presidential Life Corp.                               469,770
      19,000     Provident Financial                                   572,660
                 Holdings, Inc.
      38,500     PXRE Group Ltd.                                       158,620
      13,000     RTW, Inc. (b)                                         132,210
      50,000     Sanders Morris Harris                                 625,500
                 Group, Inc.
      22,000     SCPIE Holdings, Inc. (b)                              517,880
      37,000     Simmons First National                              1,073,370
                 Corp., Class A
      36,100     Sizeler Property Investors,                           542,583
                 Inc.
      32,000     Southern Community                                    311,040
                 Financial Corp.
      47,000     Stewart Information                                 1,634,190
                 Services Corp.
      30,666     Stifel Financial Corp. (b)                            973,339
      49,000     SWS Group, Inc.                                     1,219,610
      49,490     Tarragon Corp.                                        515,191
      54,000     TierOne Corp.                                       1,832,220
      24,000     Triad Guaranty, Inc. (b)                            1,228,080
      32,381     United America                                        727,601
                 Indemnity Ltd. (b)
      21,000     United Capital Corp. (b)                              560,490
      97,000     United Community                                    1,195,040
                 Financial Corp.
      56,500     United Fire & Casualty                              1,768,450
                 Co.
      19,000     United Western Bancorp,                               404,320
                 Inc. (b)
       4,600     Ziegler Cos., Inc.                                    113,850
                                                                --------------
                                                                    57,505,913
                                                                --------------

HEALTHCARE - 4.63%
      54,000     Albany Molecular                                      505,440
                 Research (b)
     128,000     Allied Healthcare                                     254,720
                 International, Inc. (b)
      39,000     Cholestech Corp. (b)                                  468,000
      26,000     CONMED Corp. (b)                                      548,860

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
      52,000     DJ Orthopedics, Inc. (b)                       $    2,159,559
      57,422     Encore Medical Corp. (b)                              361,759
      76,970     Hanger Orthopedic                                     506,463
                 Group, Inc. (b)
      74,250     Healthcare Services                                 1,868,130
                 Group, Inc.
      82,000     HealthTronics Surgical                                505,940
                 Services, Inc. (b)
      43,500     Matria Healthcare,                                  1,208,865
                 Inc. (b)
      84,000     Medical Staffing Network                              522,480
                 Holdings, Inc. (b)
      73,670     Merge Technologies,                                   506,850
                 Inc. (b)
      90,000     Option Care, Inc.                                   1,205,100
      44,000     Pediatric Services of                                 531,960
                 America, Inc. (b)
      78,000     Penn Treaty American                                  572,520
                 Corp. (b)
      30,000     Pharmanet Development                                 582,900
                 Group, Inc. (b)
      62,000     Res-Care, Inc. (b)                                  1,245,580
                                                                --------------
                                                                    13,555,126
                                                                --------------

INDUSTRIALS - 16.82%
      24,000     Alamo Group, Inc.                                     545,760
       7,300     American Biltrite, Inc. (b)                            73,000
      21,125     Astronics Corp. (b)                                   332,719
      14,000     AZZ, Inc. (b)                                         511,000
      34,800     Cascade Corp.                                       1,588,620
       2,800     Chicago Rivet & Machine                                65,800
                 Co.
      45,000     CIRCOR International,                               1,374,750
                 Inc.
      50,000     Covenant Transport, Inc.,                             610,500
                 Class A (b)
      18,000     Cronos Group (The)                                    234,000
      29,000     Ducommun, Inc. (b)                                    541,140
      50,580     DynCorp International,                                636,802
                 Inc., Class A (b)
       9,800     Eastern Co. (The)                                     274,400
      11,315     Ecology and                                           115,074
                 Environment, Inc.,
                 Class A
      50,400     EDO Corp.                                           1,153,152
      60,000     Encore Wire Corp. (b)                               2,117,400
      62,000     Ennis Business Forms,                               1,342,300
                 Inc.
      62,000     Excel Maritime Carriers                               734,700
                 Ltd. (b)
      79,000     Frozen Food Express                                   599,610
                 Industries, Inc. (b)
      24,900     Gehl Co. (b)                                          666,822
      25,750     Hardinge, Inc.                                        342,475
      70,000     HEICO Corp.                                         2,401,000
      80,900     HEICO Corp., Class A                                2,350,145


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
      43,000     Herley Industries, Inc. (b)                    $      532,340
      99,000     Huttig Building Products,                             547,470
                 Inc. (b)
      43,350     International Shipholding                             542,742
                 Corp. (b)
      31,900     Interpool, Inc.                                       716,474
      19,000     Jinpan International Ltd.                             212,610
      12,000     Key Technology, Inc. (b)                              153,360
      37,000     KHD Humboldt Wedag                                  1,206,570
                 International Ltd. (b)
      47,000     Knightsbridge Tankers                               1,213,540
                 Ltd.
      37,000     Ladish Co., Inc. (b)                                1,068,560
      51,750     LSI Industries, Inc.                                  840,938
      66,000     Lydall, Inc. (b)                                      587,400
      36,000     Mac-Gray Corp. (b)                                    423,000
      21,000     Magal Security Systems                                199,080
                 Ltd. (b)
      23,000     Maritrans, Inc.                                       841,800
      58,875     Marten Transport Ltd. (b)                           1,006,174
      33,088     Met-Pro Corp.                                         434,445
     104,000     Methode Electronics, Inc.                             989,040
      23,800     Michael Baker Corp. (b)                               484,568
      10,562     MOD-PAC Corp. (b)                                     116,182
      41,000     Modtech Holdings,                                     227,960
                 Inc. (b)
      18,800     Northwest Pipe Co. (b)                                564,000
      60,000     Nu Horizons Electronics                               764,400
                 Corp. (b)
      10,000     P & F Industries, Inc.,                               102,800
                 Class A (b)
      33,100     P.A.M. Transportation                                 829,486
                 Services, Inc. (b)
      43,160     Patrick Industries, Inc. (b)                          536,910
      30,000     Powell Industries, Inc. (b)                           663,900
       8,000     Q.E.P. Co., Inc. (b)                                   52,400
       4,600     Quipp, Inc.                                            35,880
      96,000     RailAmerica, Inc. (b)                               1,048,320
      42,000     Robbins & Myers, Inc.                               1,298,640
      40,000     Rofin-Sinar Technologies,                           2,430,800
                 Inc. (b)
      13,800     SL Industries, Inc. (b)                               264,960
      78,000     Spherion Corp. (b)                                    557,700
      32,000     Standex International                                 892,160
                 Corp.
      66,000     Stoneridge, Inc. (b)                                  469,920
      12,300     Summa Industries, Inc.                                182,040
      56,000     Sypris Solutions, Inc.                                467,600
      52,000     TRC Cos., Inc. (b)                                    443,040
      34,000     Tredegar Corp.                                        569,160
      48,000     Tsakos Energy Navigation                            2,140,800
                 Ltd.
      30,000     U.S. Xpress Enterprises,                              694,500
                 Inc., Class A (b)
      28,000     USA Truck, Inc. (b)                                   533,400
      78,000     Velcro Industries NV                                1,093,560

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
       3,350     VSE Corp.                                      $      100,835
      34,000     Waste Industries USA,                                 919,020
                 Inc.
     102,000     WCA Waste Corp. (b)                                   574,260
      37,000     Wolverine Tube, Inc. (b)                              112,110
                                                                --------------
                                                                    49,298,023
                                                                --------------

INFORMATION TECHNOLOGY - 6.15%
     100,000     Advanced Analogic                                     549,000
                 Technologies, Inc. (b)
      41,000     Agilysys, Inc.                                        575,640
      57,090     Catapult                                              477,272
                 Communications
                 Corp. (b)
      77,000     CIBER, Inc. (b)                                       510,510
      85,000     Edgewater Technology,                                 484,500
                 Inc. (b)
      39,000     Exar Corp. (b)                                        518,310
      36,000     Genesis Microchip,                                    423,720
                 Inc. (b)
     103,000     Inforte Corp. (b)                                     425,390
      32,000     InfoSpace, Inc. (b)                                   590,080
      35,000     Integral Systems, Inc.                              1,094,100
      48,000     Keynote Systems, Inc. (b)                             505,440
     102,700     McData Corp. (b)                                      516,581
      65,000     MCSI, Inc. (b)(c)(d)                                        0
      19,000     Mediware Information                                  149,530
                 Systems, Inc. (b)
      51,000     MedQuist, Inc. (b)                                    591,600
      40,000     OPNET Technologies,                                   524,400
                 Inc. (b)
      37,000     PDF Solutions, Inc. (b)                               405,520
      76,000     Pegasystems, Inc.                                     663,480
      75,000     Pericom Semiconductor                                 731,250
                 Corp. (b)
      37,930     Photronics, Inc. (b)                                  535,951
      62,000     PLATO Learning, Inc. (b)                              394,940
      71,000     Pomeroy IT Solutions,                                 580,780
                 Inc. (b)
      28,000     Retalix Ltd. (b)                                      509,600
      47,000     Richardson Electronics                                424,410
                 Ltd.
      29,000     Rudolph Technologies,                                 531,570
                 Inc. (b)
      30,040     SafeNet, Inc. (b)                                     546,428
      76,000     Semitool, Inc. (b)                                    785,840
      27,000     SYNNEX Corp. (b)                                      621,270
      70,560     TechTeam Global, Inc. (b)                             558,130
      83,000     Tier Technologies, Inc.,                              564,400
                 Class B (b)
      56,000     Tollgrade                                             501,200
                 Communications, Inc. (b)
     120,000     Ulticom, Inc. (b)                                   1,249,200
      97,000     White Electronic Designs                              482,090
                 Corp. (b)                                      --------------
                                                                    18,022,132
                                                                --------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MATERIALS - 5.88%
      67,839     Aceto Corp.                                    $      477,587
      85,000     AMCOL International                                 2,117,350
                 Corp.
      70,200     American Pacific                                      537,030
                 Corp. (b)
      37,000     Blue Earth Refineries, Inc.                            50,690
     107,000     Buckeye Technologies,                                 909,500
                 Inc. (b)
      38,000     Chesapeake Corp.                                      543,780
      92,840     CPAC, Inc.                                            617,386
      18,000     Friedman Industries, Inc.                             150,300
      80,000     Gibraltar Industries, Inc.                          1,774,400
      29,000     Hawkins, Inc.                                         412,380
      35,000     Innospec, Inc.                                      1,039,500
      17,600     Material Sciences                                     175,296
                 Corp. (b)
      44,000     NewMarket Corp.                                     2,559,040
     140,400     North American                                      1,026,324
                 Palladium Ltd. (b)
      26,000     Novamerican Steel,                                    868,400
                 Inc. (b)
      38,000     Penford Corp.                                         575,320
      28,000     Ryerson, Inc.                                         612,920
      30,000     Schweitzer-Mauduit                                    569,400
                 International, Inc.
      26,000     Steel Technologies, Inc.                              510,380
      26,000     Stepan Co.                                            759,980
      88,610     U.S. Concrete, Inc. (b)                               576,851
      16,000     Universal Stainless &                                 360,000
                 Alloy Products, Inc. (b)                       --------------
                                                                    17,223,814
                                                                --------------

TELECOMMUNICATION SERVICES - 2.09%
      59,000     Anaren, Inc. (b)                                    1,243,130
      49,200     CalAmp Corp. (b)                                      299,628
      23,000     Communications                                        214,820
                 Systems, Inc.
      45,000     CT Communications, Inc.                               977,400
      40,000     D & E Communications,                                 504,400
                 Inc.
      44,000     ePlus, Inc. (b)                                       429,000
      76,000     Lightbridge, Inc. (b)                                 890,720
      70,000     MIVA, Inc. (b)                                        231,000
      10,562     OneSource Services,                                   132,447
                 Inc. (b)
      41,000     SureWest                                              798,270
                 Communications
      14,000     TESSCO Technologies,                                  412,440
                 Inc. (b)                                       --------------
                                                                     6,133,255
                                                                --------------

UTILITIES - 5.20%
      44,000     American States Water                               1,683,000
                 Co.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
      47,054     California Water Service                       $    1,737,704
                 Group
      31,900     Cascade Natural Gas                                   832,271
                 Corp.
      29,000     Central Vermont Public                                641,190
                 Service Corp.
      15,700     Chesapeake Utilities                                  471,785
                 Corp.
      23,500     Connecticut Water                                     518,880
                 Service, Inc.
       9,000     Delta Natural Gas Co.,                                225,450
                 Inc.
      71,000     Empire District Electric                            1,588,980
                 Co. (The)
      24,000     EnergySouth, Inc.                                     810,000
      18,000     Florida Public Utilities Co.                          248,400
      14,500     Green Mountain Power                                  483,865
                 Corp.
       4,900     Maine & Maritimes Corp.                                82,075
      30,400     Middlesex Water Co.                                   584,592
       6,500     RGC Resources, Inc.                                   168,350
      91,000     SEMCO Energy, Inc. (b)                                513,240
      52,800     SJW Corp.                                           1,579,248
      70,400     South Jersey Industries,                            2,105,664
                 Inc.
      45,644     Southwest Water Co.                                   558,226
      16,476     Unitil Corp.                                          400,367
                                                                --------------
                                                                    15,233,287
                                                                --------------

TOTAL COMMON STOCKS                                                270,314,672
(Cost $201,955,201)                                             --------------

EXCHANGE TRADED FUNDS - 2.35%
     129,000     iShares Russell Microcap                            6,895,050
                 Index Fund                                     --------------

TOTAL EXCHANGE TRADED FUNDS                                          6,895,050
(Cost $7,089,133)                                               --------------

INVESTMENT COMPANIES - 0.19%
     562,895     Wells Fargo Prime                              $      562,895
                 Investment Money                               --------------
                 Market Fund

TOTAL INVESTMENT COMPANIES                                             562,895
(Cost $562,895)                                                 --------------

WARRANTS - 0.00%
HEALTHCARE - 0.00%
       2,967     Del Global Technologies                                   148
                 Corp., 3/28/08, $2 (b)                         --------------

TOTAL WARRANTS                                                             148
(Cost $0)                                                       --------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 0.00%
       1,947     Trenwick America                               $            0
                 Corp(c), 0.00%,
                 9/26/05 (d)
       1,625     Trenwick America                                            0
                 Corp(c), 0.00%,                                --------------
                 9/26/05 (d)

TOTAL CORPORATE BONDS                                                        0
(Cost $0)                                                       --------------

REPURCHASE AGREEMENT - 5.80%
17,000,000       Bank of America dated                              17,000,000
                 9/29/06; due 10/2/06 at                        --------------
                 5.30% with maturity
                 value of $17,007,508
                 (fully collateralized by
                 Federal Home Loan
                 Corp. with effective yield
                 of 5.15% and maturity
                 dates of 2/28/07 and
                 Federal Home Loan
                 Corp. with effective yield
                 of 5.15% and maturity
                 dates of 3/19/07)

TOTAL REPURCHASE AGREEMENT                                          17,000,000
(Cost $17,000,000)                                              --------------

TOTAL INVESTMENTS                                                  294,772,765
(Cost $226,607,229) (a) - 100.60%
LIABILITIES IN EXCESS OF OTHER ASSETS                               (1,755,197)
- (0.60)%                                                       --------------

NET ASSETS - 100.00%                                            $  293,017,568
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  Security delisted or issuer in bankruptcy.
(d)  Fair valued security.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
================================================================================

Collateral Information for Securities on Loan:

--------------------------------------------------------------------------------

The cash collateral received for securities lending, as discussed in Note 2, was pooled and invested into the following. Each of the Funds in Tamarack participating in securities lending at September 30, 2006, including portfolios not presented in this report, owned a pro-rata portion of the securities listed below.

                                                                           ENTERPRISE
                                LARGE CAP      MID CAP      ENTERPRISE      SMALL CAP       VALUE
                               GROWTH FUND   GROWTH FUND       FUND           FUND          FUND
                               -----------   -----------   -----------    -----------    -----------
American General Finance,
  5.54%, 10/15/2007            $   516,615   $   786,523   $ 2,419,236    $   460,106    $   804,658
Apreco, LLC., 4.21%,
  10/10/2006                       218,065       331,994     1,021,166        194,212        339,648
Atlas Capital Funding
  Corporation, 4.51%,
  10/20/2006                       619,641       943,375     2,901,691        551,862        965,126
Buckingham, LLC., COD, 4.70%,
  10/19/2006                       618,104       941,035     2,894,495        550,494        962,732
Cairn High Grade Funding,
  4.99%, 11/09/2006                102,701       156,358       480,936         91,468        159,963
Cairn High Grade Funding,
  5.02%, 11/14/2006                513,130       781,217     2,402,914        457,002        799,229
Cedar Springs Capital Company,
  LLC., 5.02%, 11/14/2006          205,252       312,487       961,166        182,801        319,692
Cedar Springs Capital Company,
  LLC., 5.09%, 12/13/2006          408,773       622,338     1,914,226        364,060        636,687
Concord Minutemen Capital
  Corporation, 5.30%,
  10/12/2007                       144,583       220,121       677,061        128,768        225,196
Deer Valley Funding, LLC.,
  5.06%, 11/29/2006                 68,814       104,766       322,246         61,287        107,182
Fairway Finance Corporation,
  4.46%, 10/13/2006                 51,554        78,488       241,418         45,914         80,298
Five Finance, Inc., 4.82%,
  10/24/2006                       514,710       783,622     2,410,314        458,409        801,690
Islands Bank, Inc., 5.58%,
  3/22/2007                        413,040       628,835     1,934,209        367,860        643,334
Legacy Capital, LLC., 4.21%,
  10/10/2006                       515,763       785,226     2,415,246        459,347        803,331
Lexington Parker Capital, 4.96%,
  11/6/2006                         52,093        79,309       243,942         46,395         81,137
Liquid Funding, LTD., 5.11%,
  01/05/2007                       101,851       155,064       476,956         90,711        158,639
Liquid Funding, LTD., 5.43%,
  4/12/2007                        516,522       786,382     2,418,801        460,023        804,513
MBIA Global Funding, LLC.,
  5.33%, 2/20/2007                 309,836       471,711     1,450,918        275,945        482,587
Met Life Global Funding, 5.42%,
  3/06/2012                        516,424       786,232     2,418,342        459,936        804,360
Morgan Stanley, CP, 4.39%,
  10/10/2006                       516,367       786,146     2,418,076        459,885        804,272
Morgan Stanley, CP, 4.57%,
  10/30/2006                       309,820       471,687     1,450,845        275,931        482,563
North Sea Funding, LLC.,
  5.09%, 12/15/2006                510,816       777,695     2,392,081        454,942        795,626
Simba Funding Corp., 5.04%,
  11/22/2006                       244,070       371,585     1,142,944        217,372        380,152

================================================================================
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
================================================================================

                                                                           ENTERPRISE
                                LARGE CAP      MID CAP      ENTERPRISE      SMALL CAP       VALUE
                               GROWTH FUND   GROWTH FUND       FUND           FUND          FUND
                               -----------   -----------   -----------    -----------    -----------
Versailles, LLC., 5.28%,
  10/02/2006                   $   277,806   $   422,946   $ 1,300,925    $   247,418    $   432,698
Whistlejacket Capital, 4.72%,
  10/20/2006                       328,167       499,620     1,536,761        292,271        511,139
Morgan Stanley Repurchase
  Agreement, 5.43%,
  10/2/2006                      2,955,895     4,500,212    13,842,034      2,632,569      4,603,972
                               -----------   -----------   -----------    -----------    -----------
                               $11,550,412   $17,584,974   $54,088,949    $10,286,988    $17,990,424
                               ===========   ===========   ===========    ===========    ===========

LLC = Limited Liability Company
COD = Certificate of Deposit
CP = Commercial Paper

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of Tamarack Funds Trust:

--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the portfolios of Tamarack Funds Trust, which include Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Enterprise Fund, Enterprise Small Cap Fund, Value Fund, and Microcap Value Fund (collectively, the "Funds") as of September 30, 2006, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. We have audited the financial highlights for each of the two years in the period ended September 30, 2006, for the period from May 1, 2004 through September 30, 2004, and for the year ended April 30, 2004 for Large Cap Growth Fund, Mid Cap Growth Fund and Small Cap Growth Fund. We have audited the financial highlights for each of the two years in the period ended September 30, 2006, for the period from July 1, 2004 through September 30, 2004, and for the year ended June 30, 2004 for Enterprise Fund, Enterprise Small Cap Fund, Value Fund, and Microcap Value Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Large Cap Growth Fund, Mid Cap Growth Fund and Small Cap Growth Fund for years prior to April 30, 2004, were audited by other auditors whose report, dated June 17, 2003, expressed an unqualified opinion on these financial highlights. The financial highlights of Enterprise Fund, Enterprise Small Cap Fund, Value Fund, and Microcap Value Fund for years ended prior to June 30, 2004, were audited by other auditors whose report, dated August 22, 2003, expressed an unqualified opinion on these financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circum stances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the Funds' custodian and brokers; where replies from brokers were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above as of September 30, 2006, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
November 21, 2006

================================================================================
MANAGEMENT (unaudited)
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

T. GERON BELL (65)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (55)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (56)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

RONALD JAMES (55)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

JOHN A. MACDONALD (57)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

H. DAVID RYBOLT (64)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

JAMES R. SEWARD (53)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT (unaudited)
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

WILLIAM B. TAYLOR (61)

POSITION HELD WITH FUND: Trustee; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant (2003-present); Partner (until 2003) Ernst & Young LLP.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

ERIK R. PREUS (41)

POSITION HELD WITH FUND: Trustee; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer, Voyageur Asset Management (2005 to present); Director, Investment Counseling Services, RBC Dain Rauscher (2004-2005); Director, Voyageur Advisory Services, Voyageur Asset Management (2003-2004); Senior Vice President, Divisional Sales Manager, PIMCO Allianz Investments and its predecessor firm, Nicholas Applegate (2001-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

ERIK R. PREUS (41)

POSITION HELD WITH FUND: President and Chief Executive Officer; Since September, 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer, Voyageur Asset Management (2005 to present); Director, Investment Counseling Services, RBC Dain Rauscher (2004-2005); Director, Voyageur Advisory Services, Voyageur Asset Management (2003-2004); Senior Vice President, Divisional Sales Manager, PIMCO Allianz Investments and its predecessor firm, Nicholas Applegate (2001-2003).

--------------------------------------------------------------------------------

DAVID P. LUX (51)

POSITION HELD WITH FUND: Chief Financial Officer and Treasurer; Since
September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Controller, Tamarack Funds, November, 2004-September, 2005; Vice President and Mutual Funds Finance Manager, Voyageur Asset Management (2004-present); Senior Financial Analyst, Voyageur Asset Management (2003-2004); Senior Financial Analyst, RBC Dain Rauscher (1995-2003).

--------------------------------------------------------------------------------

KATHLEEN A. GORMAN (42)

POSITION HELD WITH FUND: Chief Compliance Officer Since April, 2006; and Assistant Secretary Since September, 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director, Asset Management Compliance, RiverSource Investments (2004-2006); Senior Compliance Officer, U.S. Bancorp Asset Management (1994-2004).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT (unaudited)
================================================================================

Executive Officers(1)

--------------------------------------------------------------------------------

MARTIN A. CRAMER (56)

POSITION HELD WITH FUND: Vice President, Senior Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Chief Compliance Officer, Tamarack Funds (2004-2006); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds(3) (2001-2003).

--------------------------------------------------------------------------------

MONICA P. BALLARD (36)

POSITION HELD WITH FUND: Secretary; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Associate General Counsel, RBC Dain Rauscher (2004 to present); Counsel, Allianz Life (2002 to 2004); Associate Counsel, American Express Financial Advisors (1996 to 2002).

--------------------------------------------------------------------------------

GORDON TELFER (40)

POSITION HELD WITH FUND: Portfolio Strategist; Since March, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Portfolio Manager, Voyageur Asset Management (2003-present); Senior Portfolio Manager, Alliance Capital Management (2000-2003); Senior Vice President, Global Strategist, Scudder Kemper Investments (1997-2000).

--------------------------------------------------------------------------------

NANCY M. SCINTO (47)

POSITION HELD WITH FUND: Chief Investment Officer, Equity Products; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director and Director of Research, Voyageur Asset Management.

--------------------------------------------------------------------------------

JOHN M. HUBER (38)

POSITION HELD WITH FUND: Chief Investment Officer, Fixed Income Products; Since February, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Fixed Income, Voyageur Asset Management (2004-Present); Principal and Senior Portfolio Manager, Galliard Capital Management (1995-2004).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SHARE CLASS INFORMATION (unaudited)
================================================================================

--------------------------------------------------------------------------------

The Tamarack Equity Funds offer up to five share classes. These five share classes are the A, C, R, I, and S classes.

--------------------------------------------------------------------------------

CLASS A

Class A shares are available for purchase primarily through investment advisors, broker- dealers, banks and other financial services intermediaries. Class A shares of the Tamarack Equity Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds' distributor is currently voluntarily waiving 25 bps. The Distributor currently has no plans to discontinue this waiver.) Class A shares have a higher up-front sales charge
(load) than Class C shares, but a lower annual expense ratio.

--------------------------------------------------------------------------------

CLASS C

Class C shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class C shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. Class C shares have a lower up-front sales charge (load) than Class A shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.

--------------------------------------------------------------------------------

CLASS R

Class R shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. Class R shares have no up-front sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. Class R shares currently have annual expenses between Class A and Class C share expenses.

--------------------------------------------------------------------------------

CLASS S

Class S shares are available through certain fee-based programs of broker-dealers or registered investment advisors. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.
--------------------------------------------------------------------------------

CLASS I

Class I shares are available in the Tamarack Enterprise, Large Cap Growth, Mid Cap Growth and Small Cap Growth Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.
--------------------------------------------------------------------------------

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the better choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

================================================================================
SUPPLEMENTAL INFORMATION (unaudited)
================================================================================

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.

ACTUAL EXPENSES AND PERFORMANCE

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                                      Annualized
                                             Beginning           Ending          Expense Paid        Expense Ratio
                                           Account Value     Account Value      During Period*       During Period
                                               4/1/06           9/30/06        4/1/06 - 9/30/06     4/1/06 - 9/30/06
                                          ---------------   ---------------   ------------------   -----------------
Large Cap Growth Fund         Class A       $  1,000.00        $  963.60           $  6.15                1.25%
                              Class I          1,000.00           964.90              4.93                1.00%
                              Class C          1,000.00           959.50              9.82                2.00%
                              Class R          1,000.00           961.60              7.38                1.50%
                              Class S          1,000.00           964.90              4.93                1.00%

Mid Cap Growth Fund           Class A          1,000.00           918.30              6.49                1.35%
                              Class I          1,000.00           919.20              5.29                1.10%
                              Class C          1,000.00           914.10             10.08                2.10%
                              Class R          1,000.00           916.40              7.69                1.60%
                              Class S          1,000.00           919.20              5.29                1.10%

Small Cap Growth Fund         Class A          1,000.00           907.40              8.03                1.68%
                              Class I          1,000.00           908.60              6.84                1.43%
                              Class C          1,000.00           904.50             11.60                2.43%
                              Class R          1,000.00           905.80              9.22                1.93%
                              Class S          1,000.00           908.50              6.84                1.43%

Enterprise Fund               Class A          1,000.00           960.60              6.54                1.33%
                              Class I          1,000.00           962.00              5.31                1.08%
                              Class C          1,000.00           956.90             10.20                2.08%
                              Class R          1,000.00           959.60              7.76                1.58%
                              Class S          1,000.00           961.60              5.31                1.08%

Enterprise Small Cap Fund     Class A          1,000.00           970.90              7.66                1.55%
                              Class C          1,000.00           967.60             11.34                2.30%
                              Class R          1,000.00           970.10              8.89                1.80%
                              Class S          1,000.00           972.30              6.43                1.30%

Value Fund                    Class A          1,000.00         1,042.60              6.55                1.28%
                              Class C          1,000.00         1,038.90             10.38                2.03%
                              Class R          1,000.00         1,041.30              7.73                1.51%
                              Class S          1,000.00         1,043.80              5.28                1.03%

Microcap Value Fund           Class A          1,000.00           985.80              6.57                1.32%
                              Class C          1,000.00           982.00             10.28                2.07%
                              Class R          1,000.00           984.40              7.81                1.57%
                              Class S          1,000.00           987.10              5.33                1.07%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

================================================================================
SUPPLEMENTAL INFORMATION (unaudited)
================================================================================

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                       ANNUALIZED
                                             BEGINNING           ENDING          EXPENSE PAID        EXPENSE RATIO
                                           ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD*       DURING PERIOD
                                               4/1/06           9/30/06        4/1/06 - 9/30/06     4/1/06 - 9/30/06
                                           -------------     -------------     ----------------     ----------------
Large Cap Growth Fund         Class A       $  1,000.00       $  1,018.80          $  6.33                1.25%
                              Class I          1,000.00          1,020.05             5.06                1.00%
                              Class C          1,000.00          1,015.04            10.10                2.00%
                              Class R          1,000.00          1,017.55             7.59                1.50%
                              Class S          1,000.00          1,020.05             5.06                1.00%

Mid Cap Growth Fund           Class A          1,000.00          1,018.30             6.83                1.35%
                              Class I          1,000.00          1,019.55             5.57                1.10%
                              Class C          1,000.00          1,014.54            10.61                2.10%
                              Class R          1,000.00          1,017.05             8.09                1.60%
                              Class S          1,000.00          1,019.55             5.57                1.10%

Small Cap Growth Fund         Class A          1,000.00          1,016.65             8.49                1.68%
                              Class I          1,000.00          1,017.90             7.23                1.43%
                              Class C          1,000.00          1,012.89            12.26                2.43%
                              Class R          1,000.00          1,015.39             9.75                1.93%
                              Class S          1,000.00          1,017.90             7.23                1.43%

Enterprise Fund               Class A          1,000.00          1,018.40             6.73                1.33%
                              Class I          1,000.00          1,019.65             5.47                1.08%
                              Class C          1,000.00          1,014.64            10.50                2.08%
                              Class R          1,000.00          1,017.15             7.99                1.58%
                              Class S          1,000.00          1,019.65             5.47                1.08%

Enterprise Small Cap Fund     Class A          1,000.00          1,017.30             7.84                1.55%
                              Class C          1,000.00          1,013.54            11.61                2.30%
                              Class R          1,000.00          1,016.04             9.10                1.80%
                              Class S          1,000.00          1,018.55             6.58                1.30%

Value Fund                    Class A          1,000.00          1,018.65             6.48                1.28%
                              Class C          1,000.00          1,014.89            10.25                2.03%
                              Class R          1,000.00          1,017.50             7.64                1.51%
                              Class S          1,000.00          1,019.90             5.22                1.03%

Microcap Value Fund           Class A          1,000.00          1,018.45             6.68                1.32%
                              Class C          1,000.00          1,014.69            10.45                2.07%
                              Class R          1,000.00          1,017.20             7.94                1.57%
                              Class S          1,000.00          1,019.70             5.42                1.07%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

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================================================================================

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86

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                                                                              87

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================================================================================

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88

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report and the financial statements contained herein are provided for the information of Tamarack Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund's portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2006. The portfolio managers' views are subject to change at any time based on market or other conditions.

NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

Voyageur Asset Management serves as investment adviser for the Tamarack Funds. Tamarack Funds are distributed by Tamarack Distributors Inc., member NASD.



















     Voyageur ASSET MANAGEMENT INC.
             TAMARACK FUNDS

Tamarack Funds
P.O. Box 219757
Kansas City, MO 64121-9757

800-422-2766
www.voyageur.net                                                   TF-EQ AR 9-06

       VOYAGEUR ASSET MANAGEMENT INC.
               TAMARACK FUNDS












                   [PHOTO]                    ANNUAL REPORT
                                              ----------------------------------
                                              SEPTEMBER 30, 2006
















                 PRIME MONEY MARKET FUND
       U.S. GOVERNMENT MONEY MARKET FUND
              TAX-FREE MONEY MARKET FUND
   INSTITUTIONAL PRIME MONEY MARKET FUND
INSTITUTIONAL TAX-FREE MONEY MARKET FUND
         TREASURY PLUS MONEY MARKET FUND

================================================================================

================================================================================

Tamarack Funds

--------------------------------------------------------------------------------

ABOUT YOUR ANNUAL REPORT

This annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

We hope the financial information presented will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and additional performance information are available on our website at www.voyageur.net.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund's website at www.voyageur.net; and (iii) on the Securities and Exchange Commission's ("Commission") website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund's website at www.voyageur.net; and (ii) on the Commission's website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter from the CIO of Fixed Income .......................................   1
Money Market Portfolio Managers ...........................................   3
Performance Summary .......................................................   5
Financial Statements
- Statements of Assets and Liabilities ....................................   7
- Statements of Operations ................................................   8
- Statements of Changes in Net Assets .....................................   9
Financial Highlights ......................................................  15
Notes to Financial Statements .............................................  21
Schedules of Portfolio Investments ........................................  28
Report of Independent Registered Public Accounting Firm ...................  57
Management ................................................................  58
Supplemental Information ..................................................  61

================================================================================
LETTER FROM THE CIO OF FIXED INCOME
================================================================================

--------------------------------------------------------------------------------

Heading into fiscal year 2006, Voyageur advocated a belief that the economy would be better served if the Federal Reserve ("Fed") paused in further monetary policy tightening to avoid a severe economic impact. The Fed finally made that shift in June of 2006 and moved to the sidelines claiming that future moves would be "data-dependent." The Fed's action to conclude raising interest rates was based on its consensus view that the economy was slowing and that "inflation pressures seem likely to moderate over time." Almost as if in concert, data following the Fed's pause seemed to validate its decision. Among the most newsworthy items was the dramatic decline in oil and commodity prices in general, the decline in housing starts, a drop in both industrial production and capacity utilization and most importantly, a decline in core producer prices in August.

The move by the Fed to a "data-dependent" view and supportive economic releases allowed the fixed income markets to speculate as to when the targeted funds rate would first be reduced. Market participants pushed yields lower, in nearly parallel fashion, during the following months by approximately 40-50 basis points for all maturities beyond one year. During the same period, the Fed Funds futures markets began reflecting a reasonable chance for a Fed ease sometime early in the first quarter of 2007. Whether the market's recent rally toward lower interest rates is validated most likely hinges on whether the economy experiences a soft or hard landing. Currently, other than the uncertainty in the housing sector, nothing seems to support the hard landing theory in Voyageur's opinion.

Our outlook is also reflected in diverging market expectations. Bond and equity markets are presently telling conflicting stories. Equity market prices have moved 8-10% higher since the end of June while interest rates are materially lower during that same timeframe. Both cannot be right. The rallies in both markets appear, to some extent, predicated on future expectations for further interest rate declines during 2007. However, recent economic data seems to support the equity markets view. While data is weaker than earlier this year, consumer confidence, employment and spending seems to be holding up reasonably well. Business outlays for capital goods and commercial construction also remain healthy. Both lower energy prices and mortgage rates should also be supportive of economic growth in the future.

The fixed income markets push toward much lower yields and the incorporation of a Fed easing in the first quarter of 2007 appears somewhat ahead of the reality of the data. Recently, several Fed officials have specifically warned that the market's optimism may be premature. This makes the fixed income markets vulnerable to a more realistic alignment with both Fed comments and current economic data. This would suggest that the recent bond market rally may not persist much longer and an upward adjustment to yields may well occur during the upcoming months.

In keeping with the Federal Open Market Committee's ("FOMC") stated balanced risk assessment to the U.S. economy, we expect to see a moderating economy and less pressure on resources. The data on the economy should allow the Fed the opportunity to consider easing interest rates, but we expect that inflation, at above-acceptable levels will keep them from following through with lower interest rates anytime before late in the first quarter of 2007.

================================================================================
LETTER FROM THE CIO OF FIXED INCOME
================================================================================

Voyageur remains cautious on the fixed income markets and these views are reflected in our strategy for the Funds. First, we remain biased toward high quality issuers and cash flows across our fixed income holdings. Second, we remain committed to our income based approach to investing even though we are cautious on many sectors and names in the market. We believe security selection and a consistent investment process will help us provide value added returns to our shareholders. Third, we will not time interest rates as a means to generating excess returns for the Funds. We believe it presents too much risk for our shareholders. Finally, we remain keenly aware of opportunities and developing risks in upcoming quarters.


/s/ John Huber

John Huber
Chief Investment Officer, Fixed Income Products
Tamarack Funds


                                     [PHOTO]

                                   JOHN HUBER
                            CHIEF INVESTMENT OFFICER
                              FIXED INCOME PRODUCTS

================================================================================
MONEY MARKET PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

Voyageur Asset Management ("Voyageur"), the investment advisor to the Tamarack Funds, employs a team approach to the management of each of the money market funds. Each Fund's management team has access to Voyageur's investment research and other money management resources. The members of Voyageur's money market funds team are:

--------------------------------------------------------------------------------

JOHN M. HUBER, CFA
SENIOR MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER -- FIXED INCOME

John Huber directs Voyageur's fixed income group. John joined Voyageur in 2004 from Galliard Capital Management where he was a principal and senior portfolio manager, responsible for the firm's total return fixed income effort. Prior to working for Galliard, John was a portfolio manager for Norwest Investment Management where he began his career in 1990. John received a BA from the University of Iowa and an MBA in Finance from the University of Minnesota, Carlson School of Management. He acts as an advisor to the Carlson Funds Enterprise for the University of Minnesota. John is a CFA charterholder and a member of the CFA Society of Minnesota. He also serves on the Board of the YMCA of Metropolitan Minneapolis.

                                     [PHOTO]
                               JOHN M. HUBER, CFA

--------------------------------------------------------------------------------

RAYE C. KANZENBACH, CFA
SENIOR MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER

Raye Kanzenbach is an active member of the Credit Team. He has extensive experience working with taxable and tax-exempt municipal fixed income securities. Prior to his experience at Voyageur, Raye was employed at First Bank where he managed the municipal and money market trust funds. Raye also supervised the municipal and corporate credit analysis areas for the Trust Department and First Bank's investment portfolio. Prior to First Bank, Raye was employed as an investment officer with the St. Paul Companies. Raye began his career in the investment industry in 1973 and joined Voyageur in 1983. He received a BA in Economics from Lawrence University and an MBA in Finance from the University of Michigan. Raye is a CFA charterholder and member of the CFA Society of Minnesota.

                                     [PHOTO]
                            RAYE C. KANZENBACH, CFA

--------------------------------------------------------------------------------

SCOTT CABALKA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

Scott Cabalka is a member of the Credit Team and oversees trading and portfolio management for the taxable and tax-sensitive portfolios of the Tamarack Money Market Funds, state investment pools and short-term portfolios of Voyageur corporate clients. Prior to joining Voyageur in 1993, Scott was an account executive with Merrill Lynch where he focused on short-term investment strategies for institutional investors. Scott began his career in the investment industry in 1980. He received a BS and an MBA in Finance from the University of Minnesota, Carlson School of Management.

                                     [PHOTO]
                                 SCOTT CABALKA

--------------------------------------------------------------------------------

================================================================================
MONEY MARKET PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

STEVEN P. ELDREDGE, CFA
MANAGING DIRECTOR
CLIENT PORTFOLIO MANAGEMENT TEAM LEAD, SENIOR PORTFOLIO MANAGER

Steven Eldredge leads the Client Portfolio Management Team which is responsible for assisting clients in developing portfolio objectives and keeping them informed about Voyageur's fixed income strategies and outlook. Prior to his current role, Steve led the firm's Portfolio Solutions Team. He has an extensive background in both taxable and tax-exempt fixed income securities. Prior to joining Voyageur in 1995, Steve was chief operating officer for the ABT Mutual Fund family. Steve began his career in the investment industry in 1978. He received a BS in Finance from the University of Central Florida. Steve is a CFA charterholder and member of the CFA Society of Minnesota.

                                     [PHOTO]
                            STEVEN P. ELDREDGE, CFA

--------------------------------------------------------------------------------

================================================================================
PERFORMANCE SUMMARY
================================================================================

Tamarack Money Market Funds

--------------------------------------------------------------------------------

TAMARACK MONEY MARKET FUNDS

The Tamarack Money Market Funds seek to achieve as high a level of current income obtainable from investments in short term securities as is consistent with prudent investment management, the preservation of capital, and maintenance of liquidity. The Funds invest in a variety of highly-rated money market instruments. In the Tax-Free Money Market Funds, investments are made in highly-rated debt obligations that pay interest exempt from federal income taxes and alternative minimum tax (AMT).

Although the Tamarack Money Market Funds are not benchmarked to industry indices (such as the S&P 500(R)), we do evaluate performance against each Fund's respective peer group as reported by Lipper.

--------------------------------------------------------------------------------

TAXABLE MONEY FUNDS

Over the twelve-month period ended September 30, 2006, the Prime, Institutional Prime, and U.S. Government Money Market Funds provided yields that were slightly above the average reported yields of their respective Lipper peer groups. Since the Treasury Plus Money Market Fund's commencement of operations on September 1, 2006, the Fund's performance was driven solely by limited investing in repurchase agreements and money market holdings.

Short-term market interest rates rose through the end of the second quarter 2006 largely in response to increases made by the Federal Reserve Board to their benchmark overnight Federal Funds rate. In both FOMC meetings during the third quarter, the benchmark Federal Funds rate was left unchanged. As a result, short-term interest rates held steady and have even moved slightly lower. In this yield environment for short-term securities, the three taxable money market Funds maintained a strategy whereby:

o    A high percentage of assets were in securities that matured within 90 days,

o A modest percentage of assets were placed in securities with maturities of longer than 180 days and less than 397 days,

o The three Funds maintained slightly longer average portfolio maturities than were reported by their respective peer groups.

We believe that in the coming months the Federal Reserve is likely to be on hold for further rate hikes, with perhaps a slight bias toward an interest rate ease sometime into 2007, depending on their interpretation of the inflationary climate.

--------------------------------------------------------------------------------

TAX-EXEMPT MONEY FUNDS

Over the twelve-month period ended September 30, 2006, the Tax-Free Money Market Fund and the Institutional Tax-Free Money Market Fund's performance was on average with the performance of their respective Lipper peer groups.

Both tax-free Funds hold a large percentage of assets that provide either daily or weekly liquidity (in other words, securities with maturities of seven days or less.) However, the Funds also hold a portion of assets in highly-rated notes with maturities of between 180 and 397 days. This has resulted in average portfolio maturities of both Funds that are consistent with those of their peer groups.

--------------------------------------------------------------------------------

================================================================================
PERFORMANCE SUMMARY
================================================================================

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Each of the Tamarack Money Market funds was managed to preserve principal. This means that the share price of each fund held steady at $1. A consistent share price of $1 is expected for a money market mutual fund, but is not guaranteed.



                                             TOTAL RETURN      SEC 7-DAY ANNUALIZED YIELD (1)
                                          FOR THE YEAR ENDED   ------------------------------
                                          SEPTEMBER 30, 2006      9/30/2006     9/30/2005
                                          ------------------      ---------     ---------
Tamarack Prime Money Market Fund                 3.99%              4.71%         2.95%
Tamarack U.S. Government Money
  Market Fund                                    3.90%              4.62%         2.92%
Tamarack Tax-Free Money Market Fund              2.52%              3.02%         1.98%
Tamarack Institutional Prime Money
  Market Fund (2)                                4.53%              5.22%         3.56%
Tamarack Institutional Tax-Free Money
  Market Fund (2)                                2.94%              3.44%         2.41%
Tamarack Treasury Plus Money Market
  Fund (3)                                       0.50%              4.12%          NA

(1) As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.
(2) The Tamarack Institutional Prime and Institutional Tax-Free Money Market Funds are intended for shareholders investing $1 million or more.
(3) The Treasury Plus Money Market Fund commenced operations on September 1,
    2006.

--------------------------------------------------------------------------------

ASSET ALLOCATION

MONEY MARKET MATURITY SCHEDULES
AS A PERCENTAGE OF VALUE OF INVESTMENTS



                      PRIME        U.S.      TAX-FREE                   INSTITUTIONAL
                      MONEY     GOVERNMENT     MONEY    INSTITUTIONAL     TAX-FREE      TREASURY
                     MARKET       MONEY       MARKET     PRIME MONEY        MONEY      PLUS MONEY
                      FUND     MARKET FUND     FUND      MARKET FUND     MARKET FUND   MARKET FUND
                     ------    -----------   --------   -------------   -------------  -----------
Less than 8 days       8.7%        27.0%       79.6%         6.6%           76.4%         100.0%
8 to 14 Days           6.9%         1.9%        1.5%         9.8%            1.1%           0.0%
15 to 30 Days         17.0%        16.8%        0.0%        15.5%            0.0%           0.0%
31 to 180 Days        61.0%        41.7%        9.5%        59.9%           13.8%           0.0%
181 to 365 Days        5.1%        12.6%        8.9%         6.7%            8.4%           0.0%
366 to 397 Days        1.3%         0.0%        0.5%         1.5%            0.3%           0.0%

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities
SEPTEMBER 30, 2006

                                                                       TAMARACK
                                                      TAMARACK     U.S. GOVERNMENT       TAMARACK
                                                    PRIME MONEY         MONEY         TAX-FREE MONEY
                                                    MARKET FUND      MARKET FUND       MARKET FUND
                                                   --------------    ------------      ------------
ASSETS:
Investments, at value (cost $8,739,422,241;
$746,581,130; $794,637,835; $1,195,875,196;
$407,037,317 and $2,001,411, respectively)         $8,739,422,241    $746,581,130      $794,637,835
Interest receivable                                    42,174,433       2,458,385         3,483,335
Cash                                                           --              --                --
Receivable for capital shares issued                       22,941             119                --
Receivable from advisor                                        --              --                --
Prepaid expenses                                          197,587           8,833            31,295
                                                   --------------    ------------      ------------
  Total Assets                                      8,781,817,202     749,048,467       798,152,465
                                                   --------------    ------------      ------------
LIABILITIES:
Cash overdraft                                          1,115,896              --                96
Distributions payable                                          --              --                --
Payable for investments purchased                      89,748,698              --         6,920,745
Accrued expenses and other payables:
 Investment advisory fees                               2,182,591         240,205           232,225
 Administrative services fees                           1,774,937         156,898           166,067
Trustee fees                                                   83              83                83
Other                                                   1,535,780         112,525            91,395
                                                   --------------    ------------      ------------
  Total Liabilities                                    96,357,985         509,711         7,410,611
                                                   --------------    ------------      ------------
  Net Assets                                       $8,685,459,217    $748,538,756      $790,741,854
                                                   ==============    ============      ============
NET ASSETS CONSIST OF:
Capital                                            $8,685,556,674    $748,542,499      $790,743,510
Undistributed (distributions in excess of) net
investment income                                              --               1                 1
Accumulated net realized gains (losses) from
investment transactions                                   (97,457)         (3,744)           (1,657)
                                                   --------------    ------------      ------------
  Net Assets:                                      $8,685,459,217    $748,538,756      $790,741,854
                                                   ==============    ============      ============
SHARES OUTSTANDING (UNLIMITED NUMBER OF SHARES
AUTHORIZED, NO PAR VALUE):                          8,685,682,304     748,576,642       790,791,615
NET ASSET VALUES:                                  $         1.00    $       1.00      $       1.00
                                                   ==============    ============      ============



                                                     TAMARACK          TAMARACK          TAMARACK
                                                   INSTITUTIONAL     INSTITUTIONAL     TREASURY PLUS
                                                    PRIME MONEY     TAX-FREE MONEY         MONEY
                                                    MARKET FUND      MARKET FUND        MARKET FUND
                                                   --------------    ------------       -----------
ASSETS:
Investments, at value (cost $8,739,422,241;
$746,581,130; $794,637,835; $1,195,875,196;
$407,037,317 and $2,001,411, respectively)         $1,195,875,196    $407,037,317       $2,001,411*
Interest receivable                                     7,574,184       1,927,021             1,857
Cash                                                      499,995              --               125
Receivable for capital shares issued                          246             252                --
Receivable from advisor                                        --              --            17,812
Prepaid expenses                                           20,865          21,403             5,739
                                                   --------------    ------------       -----------
  Total Assets                                      1,203,970,486     408,985,993         2,026,944
                                                   --------------    ------------       -----------
LIABILITIES:
Cash overdraft                                                 --              48                --
Distributions payable                                          --              --             1,278
Payable for investments purchased                       5,000,000       3,002,590                --
Accrued expenses and other payables:
 Investment advisory fees                                 256,102          86,390                --
 Administrative services fees                                  --              --                --
Trustee fees                                                   83              83             1,979
Other                                                      62,807          32,833            15,171
                                                   --------------    ------------       -----------
  Total Liabilities                                     5,318,992       3,121,944            18,428
                                                   --------------    ------------       -----------
  Net Assets                                       $1,198,651,494    $405,864,049       $ 2,008,516
                                                   ==============    ============       ===========
NET ASSETS CONSIST OF:
Capital                                            $1,198,738,870    $405,866,449       $ 2,008,516
Undistributed (distributions in excess of) net
investment income                                              (1)             (1)               --
Accumulated net realized gains (losses) from
investment transactions                                   (87,375)         (2,399)               --
                                                   --------------    ------------       -----------
  Net Assets:                                      $1,198,651,494    $405,864,049       $ 2,008,516
                                                   ==============    ============       ===========
SHARES OUTSTANDING (UNLIMITED NUMBER OF SHARES
AUTHORIZED, NO PAR VALUE):                          1,198,747,287     405,866,449         2,008,516
NET ASSET VALUES:                                  $         1.00    $       1.00       $      1.00
                                                   ==============    ============       ===========

* $2,000,000 of which is repurchase agreements. See the Schedule of Portfolio Investments for details.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations
FOR THE PERIOD ENDED SEPTEMBER 30, 2006

                                                                      TAMARACK
                                                   TAMARACK       U.S. GOVERNMENT        TAMARACK
                                                  PRIME MONEY          MONEY          TAX-FREE MONEY
                                                  MARKET FUND       MARKET FUND         MARKET FUND
                                                 -------------      ------------        -----------
INVESTMENT INCOME:
 Interest income                                 $ 390,461,297      $ 36,938,088        $26,727,591
 Dividend income                                       246,667           170,177             42,671
 Securities lending income (b)                          13,192                --                 --
                                                 -------------      ------------        -----------
   Total Investment Income                         390,721,156        37,108,265         26,770,262
                                                 -------------      ------------        -----------
EXPENSES:
 Investment advisory fees                           34,975,024         3,076,752          4,198,860
 Administrative services fees                       20,640,597         2,019,110          2,099,430
 Accounting fees                                       120,573            16,432             21,028
 Custodian fees                                         95,722            10,362             10,979
 Insurance fees                                         97,878             9,738              9,628
 Legal and Audit fees                                  432,364            76,804             71,087
 Registration and filing fees                          327,879            59,462             75,608
 Shareholder reports                                 3,940,785           204,554            147,363
 Transfer agent fees                                14,697,116           720,055            487,295
 Trustees' fees                                         24,068            24,068             24,068
 Other fees                                            246,727            54,118             26,214
                                                 -------------      ------------        -----------
 Total expenses before fee reductions               75,598,733         6,271,455          7,171,560
 Expenses reduced by:
   Advisor                                          (9,551,565)               --         (1,293,186)
                                                 -------------      ------------        -----------
   Net Expenses                                     66,047,168         6,271,455          5,878,374
                                                 -------------      ------------        -----------
NET INVESTMENT INCOME(LOSS)                        324,673,988        30,836,810         20,891,888
                                                 -------------      ------------        -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investments           (54,064)             (463)                --
                                                 -------------      ------------        -----------
Change in net assets resulting from operations   $ 324,619,924      $ 30,836,347        $20,891,888
                                                 =============      ============        ===========



                                                     TAMARACK        TAMARACK          TAMARACK
                                                  INSTITUTIONAL    INSTITUTIONAL     TREASURY PLUS
                                                   PRIME MONEY    TAX-FREE MONEY         MONEY
                                                   MARKET FUND      MARKET FUND     MARKET FUND (a)
                                                  -------------   --------------   ----------------
INVESTMENT INCOME:
 Interest income                                  $ 49,301,813      $ 13,544,818        $     8,225
 Dividend income                                       137,891            40,095              1,698
 Securities lending income (b)                           6,967                --                 --
                                                  ------------      ------------        -----------
   Total Investment Income                          49,446,671        13,584,913              9,923
                                                  ------------      ------------        -----------
EXPENSES:
 Investment advisory fees                            2,577,102         1,059,567                247
 Administrative services fees                               --                --                 --
 Accounting fees                                        20,161            14,409                 86
 Custodian fees                                         16,171             7,185                196
 Insurance fees                                         10,223             4,340                158
 Legal and Audit fees                                   86,457            43,278             12,668
 Registration and filing fees                           65,620            60,389                911
 Shareholder reports                                    35,223            14,781              1,500
 Transfer agent fees                                    53,139            19,522                260
 Trustees' fees                                         24,068            24,068              1,979
 Other fees                                             27,035            12,888                303
                                                  ------------      ------------        -----------
 Total expenses before fee reductions                2,915,199         1,260,427             18,308
 Expenses reduced by:
   Advisor                                                  --                --            (18,059)
                                                  ------------      ------------        -----------
   Net Expenses                                      2,915,199         1,260,427                249
                                                  ------------      ------------        -----------
NET INVESTMENT INCOME(LOSS)                         46,531,472        12,324,486              9,674
                                                  ------------      ------------        -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investments           (39,584)          (1,863)                 --
                                                  ------------     ------------         -----------
Change in net assets resulting from operations    $ 46,491,888     $ 12,322,623         $     9,674
                                                  ============     ============         ===========

(a) For the period from September 1, 2006 (commencement of operations) to September 30, 2006.
(b) For more information on Securities Lending please see
    Note 2 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

TAMARACK PRIME MONEY MARKET FUND

                                                       FOR THE              FOR THE
                                                     YEAR ENDED           YEAR ENDED
                                                 SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
                                                 ------------------   ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                    $   324,673,988      $   160,619,206
  Net realized gains (losses) from investment
   transactions                                           (54,064)             (34,649)
                                                  ---------------      ---------------
Change in net assets resulting from operations        324,619,924          160,584,557
                                                  ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (324,673,988)        (160,744,063)
                                                  ---------------      ---------------
Change in net assets resulting from shareholder
  distributions                                      (324,673,988)        (160,744,063)
                                                  ---------------      ---------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                       3,908,947,445        3,577,430,405
  Dividends reinvested                                343,299,003          148,199,403
  Cost of shares redeemed                          (3,488,432,901)      (3,688,373,953)
                                                  ---------------      ---------------
Change in net assets resulting from capital
  transactions                                        763,813,547           37,255,855
                                                  ---------------      ---------------
Net increase (decrease) in net assets                 763,759,483           37,096,349

NET ASSETS:
  Beginning of period                               7,921,699,734        7,884,603,385
                                                  ---------------      ---------------
  End of period                                   $ 8,685,459,217      $ 7,921,699,734
                                                  ===============      ===============
SHARE TRANSACTIONS:
  Issued                                            3,908,951,713        3,577,430,405
  Reinvested                                          343,299,003          148,199,389
  Redeemed                                         (3,488,432,900)      (3,688,373,953)
                                                  ---------------      ---------------
Change in shares resulting from capital
transactions                                          763,817,816           37,255,841
                                                  ===============      ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)
--------------------------------------------------------------------------------

TAMARACK U.S. GOVERNMENT MONEY MARKET FUND

                                                      FOR THE               FOR THE
                                                     YEAR ENDED           YEAR ENDED
                                                 SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
                                                 ------------------   ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                    $    30,836,810      $    16,973,991
  Net realized gains (losses) from investment
   transactions                                              (463)              (3,184)
                                                  ---------------      ---------------
Change in net assets resulting from operations         30,836,347           16,970,807
                                                  ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          (30,836,773)         (17,007,778)
                                                  ---------------      ---------------
Change in net assets resulting from shareholder
  distributions                                       (30,836,773)         (17,007,778)
                                                  ---------------      ---------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                         667,724,063        1,038,080,425
  Dividends reinvested                                 32,770,551           15,764,456
  Cost of shares redeemed                            (765,099,028)      (1,187,673,086)
                                                  ---------------      ---------------
Change in net assets resulting from capital
  transactions                                        (64,604,414)        (133,828,205)
                                                  ---------------      ---------------
Net increase (decrease) in net assets                 (64,604,840)        (133,865,176)

NET ASSETS:
  Beginning of period                                 813,143,596          947,008,772
                                                  ---------------      ---------------
  End of period                                   $   748,538,756      $   813,143,596
                                                  ===============      ===============
Undistributed (distributions in excess of) net
  investment income                               $             1      $           (36)
                                                  ===============      ===============
SHARE TRANSACTIONS:
  Issued                                              667,724,063        1,038,080,425
  Reinvested                                           32,770,551           15,764,456
  Redeemed                                           (765,099,028)      (1,187,673,087)
                                                  ---------------      ---------------
Change in shares resulting from capital
transactions                                          (64,604,414)        (133,828,206)
                                                  ===============      ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)
--------------------------------------------------------------------------------

TAMARACK TAX-FREE MONEY MARKET FUND

                                                      FOR THE              FOR THE
                                                     YEAR ENDED           YEAR ENDED
                                                 SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
                                                 ------------------   ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                    $    20,891,888      $    13,116,569
  Net realized gains (losses) from investment
   transactions                                                --                   --
                                                  ---------------      ---------------
Change in net assets resulting from operations         20,891,888           13,116,569
                                                  ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          (20,891,888)         (13,156,292)
                                                  ---------------      ---------------
Change in net assets resulting from shareholder
  distributions                                       (20,891,888)         (13,156,292)
                                                  ---------------      ---------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                         889,498,350          977,930,746
  Dividends reinvested                                 22,254,085           12,402,614
  Cost of shares redeemed                            (979,050,888)      (1,097,008,583)
                                                  ---------------      ---------------
Change in net assets resulting from capital
  transactions                                        (67,298,453)        (106,675,223)
                                                  ---------------      ---------------
Net increase (decrease) in net assets                 (67,298,453)        (106,714,946)

NET ASSETS:
  Beginning of period                                 858,040,307          964,755,253
                                                  ---------------      ---------------
  End of period                                   $   790,741,854      $   858,040,307
                                                  ===============      ===============
Undistributed (distributions in excess of) net
  investment income                               $             1      $             1
                                                  ===============      ===============
SHARE TRANSACTIONS:
  Issued                                              889,498,114          977,930,747
  Reinvested                                           22,254,085           12,402,614
  Redeemed                                           (979,050,888)      (1,097,008,585)
                                                  ---------------      ---------------
Change in shares resulting from capital
  transactions                                        (67,298,689)        (106,675,224)
                                                  ===============      ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)
--------------------------------------------------------------------------------

TAMARACK INSTITUTIONAL PRIME MONEY MARKET FUND

                                                       FOR THE             FOR THE
                                                     YEAR ENDED           YEAR ENDED
                                                 SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
                                                 ------------------   ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                    $    46,531,472      $    17,761,975
  Net realized gains (losses) from investment
   transactions                                           (39,584)             (20,299)
                                                  ---------------      ---------------
Change in net assets resulting from operations         46,491,888           17,741,676
                                                  ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          (46,531,442)         (17,788,685)
                                                  ---------------      ---------------
Change in net assets resulting from shareholder
  distributions                                       (46,531,442)         (17,788,685)
                                                  ---------------      ---------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                       2,000,696,237        1,281,086,607
  Dividends reinvested                                 48,677,945           16,376,260
  Cost of shares redeemed                          (1,641,011,524)      (1,150,158,554)
                                                  ---------------      ---------------
Change in net assets resulting from capital
  transactions                                        408,362,658          147,304,313
                                                  ---------------      ---------------
Net increase (decrease) in net assets                 408,323,104          147,257,304

NET ASSETS:
  Beginning of period                                 790,328,390          643,071,086
                                                  ---------------      ---------------
  End of period                                   $ 1,198,651,494      $   790,328,390
                                                  ===============      ===============
Undistributed (distributions in excess of) net
  investment income                               $            (1)     $           (31)
                                                  ===============      ===============
SHARE TRANSACTIONS:
  Issued                                            2,000,696,237        1,281,086,607
  Reinvested                                           48,677,945           16,376,260
  Redeemed                                         (1,641,011,524)      (1,150,158,555)
                                                  ---------------      ---------------
Change in shares resulting from capital
  transactions                                        408,362,658          147,304,312
                                                  ===============      ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)
--------------------------------------------------------------------------------

TAMARACK INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                                                      FOR THE            FOR THE
                                                    YEAR ENDED          YEAR ENDED
                                                SEPTEMBER 30, 2006  SEPTEMBER 30, 2005
                                                ------------------  ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                    $  12,324,486      $   6,518,324
  Net realized gains (losses) from investment
   transactions                                          (1,863)                --
                                                  -------------      -------------
Change in net assets resulting from operations       12,322,623          6,518,324
                                                  -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        (12,324,471)        (6,434,646)
                                                  -------------      -------------
Change in net assets resulting from shareholder
  distributions                                     (12,324,471)        (6,434,646)
                                                  -------------      -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                       687,094,998        633,907,963
  Dividends reinvested                               13,014,149          6,101,700
  Cost of shares redeemed                          (652,320,543)      (668,769,224)
                                                  -------------      -------------
Change in net assets resulting from capital
  transactions                                       47,788,604        (28,759,561)
                                                  -------------      -------------
Net increase (decrease) in net assets                47,786,756        (28,675,883)

NET ASSETS:
  Beginning of period                               358,077,293        386,753,176
                                                  -------------      -------------
  End of period                                   $ 405,864,049      $ 358,077,293
                                                  =============      =============
Undistributed (distributions in excess of) net
  investment income                               $          (1)     $         (16)
                                                  =============      =============
SHARE TRANSACTIONS:
  Issued                                            687,094,998        633,907,963
  Reinvested                                         13,014,149          6,101,700
  Redeemed                                         (652,320,543)      (668,769,224)
                                                  -------------      -------------
Change in shares resulting from capital
  transactions                                       47,788,604        (28,759,561)
                                                  =============      =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)
--------------------------------------------------------------------------------

TAMARACK TREASURY PLUS MONEY MARKET FUND

                                                                FOR THE
                                                              PERIOD FROM
                                                           SEPTEMBER 1, 2006
                                                                THROUGH
                                                         SEPTEMBER 30, 2006 (a)
                                                        -----------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                 $     9,674
  Net realized gains (losses) from investment
   transactions                                                         --
                                                               -----------
Change in net assets resulting from operations                       9,674
                                                               -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                        (9,674)
                                                               -----------
Change in net assets resulting from shareholder
  distributions                                                     (9,674)
                                                               -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                    2,000,120
  Dividends reinvested                                               8,396
  Cost of shares redeemed                                               --
                                                               -----------
Change in net assets resulting from capital
  transactions                                                   2,008,516
                                                               -----------
Net increase (decrease) in net assets                            2,008,516

NET ASSETS:
  Beginning of period                                                   --
                                                               -----------
  End of period                                                $ 2,008,516
                                                               ===========
Undistributed (distributions in excess of) net
  investment income                                            $        --
                                                               ===========
SHARE TRANSACTIONS:
  Issued                                                         2,000,120
  Reinvested                                                         8,396
  Redeemed                                                              --
                                                               -----------
Change in shares resulting from capital
  transactions                                                   2,008,516
                                                               ===========

(a) For the period from September 1, 2006 (commencement of operations) to September 30, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Prime Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                    INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                                   ------------------------ ---------------------------
                                       NET ASSET                                                         NET ASSET
                                         VALUE,        NET      TOTAL FROM       NET                       VALUE,
                                       BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT       TOTAL        END OF     TOTAL
                                       OF PERIOD     INCOME     ACTIVITIES     INCOME     DISTRIBUTIONS    PERIOD     RETURN
                                       ---------   ----------   ----------   ----------   -------------   --------   --------
Year Ended September 30, 2006              $1.00         0.04         0.04        (0.04)          (0.04)     $1.00     3.99%
Year Ended September 30, 2005               1.00         0.02         0.02        (0.02)          (0.02)      1.00     2.00%
Period Ended September 30, 2004 (d)         1.00           (a)          (a)          (a)             (a)      1.00     0.14%(b)
Year Ended July 31, 2004                    1.00           (a)          (a)          (a)             (a)      1.00     0.42%
Year Ended July 31, 2003                    1.00         0.01         0.01        (0.01)          (0.01)      1.00     0.80%
Year Ended July 31, 2002                    1.00         0.02         0.02        (0.02)          (0.02)      1.00     1.70%


                                                                RATIOS/SUPPLEMENTAL DATA
                                       ---------------------------------------------------------------------------
                                                                      RATIO OF NET                    RATIO OF NET
                                                         RATIO OF      INVESTMENT       RATIO OF       INVESTMENT
                                        NET ASSETS,    NET EXPENSES      INCOME       EXPENSES TO        INCOME
                                       END OF PERIOD    TO AVERAGE     TO AVERAGE       AVERAGE        TO AVERAGE
                                        (MILLIONS)      NET ASSETS     NET ASSETS     NET ASSETS*      NET ASSETS*
                                       -------------   ------------   ------------    -----------     ------------
Year Ended September 30, 2006                $8,685           0.80%          3.93%          0.92%            3.82%
Year Ended September 30, 2005                 7,922           0.76%          1.97%          0.92%            1.81%
Period Ended September 30, 2004 (d)           7,885           0.71%(c)       0.83%(c)       0.93%(c)         0.61%(c)
Year Ended July 31, 2004                      7,860           0.71%          0.42%          0.90%            0.24%
Year Ended July 31, 2003                      8,111           0.71%          0.80%          0.90%            0.61%
Year Ended July 31, 2002                      8,524           0.69%          1.66%          0.73%            1.61%

 * During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Less than $0.01 or $(0.01) per share.
(b) Not Annualized.
(c) Annualized.
(d) For the period from August 1, 2004 to September 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack U.S. Government Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                    INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                                   -----------------------   --------------------------
                                       NET ASSET                                                          NET ASSET
                                         VALUE,        NET      TOTAL FROM       NET                        VALUE,
                                       BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT       TOTAL         END OF     TOTAL
                                       OF PERIOD     INCOME     ACTIVITIES     INCOME     DISTRIBUTIONS     PERIOD     RETURN
                                       ---------   ----------   ----------   ----------   -------------   ---------   --------
Year Ended September 30, 2006              $1.00         0.04         0.04        (0.04)          (0.04)      $1.00     3.90%
Year Ended September 30, 2005               1.00         0.02         0.02        (0.02)          (0.02)       1.00     1.96%
Period Ended September 30, 2004 (e)         1.00           (a)          (a)          (a)             (a)       1.00     0.14%(C)
Year Ended July 31, 2004                    1.00           (a)          (a)          (a)             (a)       1.00     0.38%
Year Ended July 31, 2003                    1.00         0.01         0.01        (0.01)          (0.01)       1.00     0.70%
Year Ended July 31, 2002                    1.00         0.02         0.02        (0.02)          (0.02)       1.00     1.60%

                                                                RATIOS/SUPPLEMENTAL DATA
                                       ---------------------------------------------------------------------------
                                                                      RATIO OF NET                    RATIO OF NET
                                                         RATIO OF      INVESTMENT       RATIO OF       INVESTMENT
                                        NET ASSETS,    NET EXPENSES      INCOME       EXPENSES TO        INCOME
                                       END OF PERIOD    TO AVERAGE     TO AVERAGE       AVERAGE        TO AVERAGE
                                        (MILLIONS)      NET ASSETS     NET ASSETS     NET ASSETS*      NET ASSETS*
                                       -------------   ------------   ------------    -----------     ------------
Year Ended September 30, 2006                   $749          0.78%          3.82%            (b)              (b)
Year Ended September 30, 2005                    813          0.74%          1.92%          0.77%            1.89%
Period Ended September 30, 2004 (e)              947          0.71%(d)       0.81%(d)       0.79%(d)         0.73%(d)
Year Ended July 31, 2004                         929          0.71%          0.38%          0.73%            0.36%
Year Ended July 31, 2003                       1,060          0.71%          0.70%          0.75%            0.66%
Year Ended July 31, 2002                       1,088          0.57%          1.60%          0.59%            1.58%

 * During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Less than $0.01 or $(0.01) per share.
(b) There were no waivers or reimbursements during the period.
(c) Not Annualized.
(d) Annualized.
(e) For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Tamarack Tax-Free Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                    INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                                   -----------------------   --------------------------
                                       NET ASSET                                                          NET ASSET
                                         VALUE,        NET      TOTAL FROM       NET                        VALUE,
                                       BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT       TOTAL         END OF      TOTAL
                                       OF PERIOD     INCOME     ACTIVITIES     INCOME     DISTRIBUTIONS     PERIOD      RETURN
                                       ---------   ----------   ----------   ----------   -------------   ---------    --------
Year Ended September 30, 2006              $1.00         0.02         0.02        (0.02)          (0.02)      $1.00      2.52%
Year Ended September 30, 2005               1.00         0.01         0.01        (0.01)          (0.01)       1.00      1.44%
Period Ended September 30, 2004 (d)         1.00           (a)          (a)          (a)             (a)       1.00      0.11%(b)
Year Ended July 31, 2004                    1.00           (a)          (a)          (a)             (a)       1.00      0.38%
Year Ended July 31, 2003                    1.00         0.01         0.01        (0.01)          (0.01)       1.00      0.60%
Year Ended July 31, 2002                    1.00         0.01         0.01        (0.01)          (0.01)       1.00      1.10%

                                                                RATIOS/SUPPLEMENTAL DATA
                                       ---------------------------------------------------------------------------
                                                                      RATIO OF NET                    RATIO OF NET
                                                         RATIO OF      INVESTMENT       RATIO OF       INVESTMENT
                                        NET ASSETS,    NET EXPENSES      INCOME       EXPENSES TO        INCOME
                                       END OF PERIOD    TO AVERAGE     TO AVERAGE       AVERAGE        TO AVERAGE
                                        (MILLIONS)      NET ASSETS     NET ASSETS     NET ASSETS*      NET ASSETS*
                                       -------------   ------------   ------------    -----------     ------------
Year Ended September 30, 2006                   $791          0.70%          2.49%          0.85%            2.33%
Year Ended September 30, 2005                    858          0.66%          1.41%          0.83%            1.24%
Period Ended September 30, 2004 (d)              965          0.62%(c)       0.64%(c)       0.83%(c)         0.43%(c)
Year Ended July 31, 2004                       1,003          0.62%          0.38%          0.86%            0.14%
Year Ended July 31, 2003                         946          0.62%          0.62%          0.85%            0.39%
Year Ended July 31, 2002                         909          0.59%          1.08%          0.65%            1.03%

 * During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Less than $0.01 or $(0.01) per share.
(b) Not Annualized.
(c) Annualized.
(d) For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Institutional Prime Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                    INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                                   -----------------------   --------------------------
                                       NET ASSET
                                         VALUE,        NET      TOTAL FROM       NET
                                       BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT       TOTAL
                                       OF PERIOD     INCOME     ACTIVITIES     INCOME     DISTRIBUTIONS
                                       ---------   ----------   ----------   ----------   -------------
Year Ended September 30, 2006              $1.00         0.04         0.04        (0.04)          (0.04)
Year Ended September 30, 2005               1.00         0.02         0.02        (0.02)          (0.02)
Period Ended September 30, 2004 (d)         1.00           (a)          (a)          (a)             (a)
Year Ended July 31, 2004                    1.00         0.01         0.01        (0.01)          (0.01)
Year Ended July 31, 2003                    1.00         0.01         0.01        (0.01)          (0.01)
Year Ended July 31, 2002                    1.00         0.02         0.02        (0.02)          (0.02)


                                                                             RATIOS/SUPPLEMENTAL DATA
                                                                   --------------------------------------------
                                                                                                   RATIO OF NET
                                       NET ASSET                                     RATIO OF       INVESTMENT
                                         VALUE,                     NET ASSETS,    NET EXPENSES       INCOME
                                         END OF        TOTAL       END OF PERIOD    TO AVERAGE      TO AVERAGE
                                         PERIOD        RETURN        (MILLIONS)     NET ASSETS      NET ASSETS
                                       ---------     ---------     -------------   ------------    ------------
Year Ended September 30, 2006              $1.00         4.53%            $1,199          0.28%           4.51%
Year Ended September 30, 2005               1.00         2.48%               790          0.28%           2.47%
Period Ended September 30, 2004 (d)         1.00       0.21%(b)              643        0.29%(c)          1.26%(c)
Year Ended July 31, 2004                    1.00         0.85%               656          0.29%           0.85%
Year Ended July 31, 2003                    1.00         1.20%               503          0.30%           1.20%
Year Ended July 31, 2002                    1.00         2.20%               449          0.30%           2.17%

(a) Less than $0.01 or $(0.01) per share.
(b) Not Annualized.
(c) Annualized.
(d) For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                    INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                                   -----------------------   --------------------------
                                       NET ASSET
                                         VALUE,        NET      TOTAL FROM       NET
                                       BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT       TOTAL
                                       OF PERIOD     INCOME     ACTIVITIES     INCOME     DISTRIBUTIONS
                                       ---------   ----------   ----------   ----------   -------------
Year Ended September 30, 2006              $1.00         0.03         0.03        (0.03)          (0.03)
Year Ended September 30, 2005               1.00         0.02         0.02        (0.02)          (0.02)
Period Ended September 30, 2004 (d)         1.00          (a)          (a)           (a)             (a)
Year Ended July 31, 2004                    1.00         0.01         0.01        (0.01)          (0.01)
Year Ended July 31, 2003                    1.00         0.01         0.01        (0.01)          (0.01)
Year Ended July 31, 2002                    1.00         0.01         0.01        (0.01)          (0.01)

                                                                             RATIOS/SUPPLEMENTAL DATA
                                                                   --------------------------------------------
                                                                                                   RATIO OF NET
                                       NET ASSET                                     RATIO OF       INVESTMENT
                                         VALUE,                     NET ASSETS,    NET EXPENSES       INCOME
                                         END OF        TOTAL       END OF PERIOD    TO AVERAGE      TO AVERAGE
                                         PERIOD        RETURN        (MILLIONS)     NET ASSETS      NET ASSETS
                                       ---------     ----------    -------------   ------------    ------------
Year Ended September 30, 2006              $1.00          2.94%             $406          0.30%           2.91%
Year Ended September 30, 2005               1.00          1.78%              358          0.28%           1.79%
Period Ended September 30, 2004 (d)         1.00          0.16%(b)           387          0.30%(c)        0.98%(c)
Year Ended July 31, 2004                    1.00          0.72%              355          0.32%           0.72%
Year Ended July 31, 2003                    1.00          0.90%              244          0.33%           0.90%
Year Ended July 31, 2002                    1.00          1.40%              193          0.36%           1.42%

(a) Less than $0.01 or $(0.01) per share.
(b) Not Annualized.
(c) Annualized.
(d) For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Treasury Plus Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                    INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                                   -----------------------   --------------------------
                                       NET ASSET                                                          NET ASSET
                                         VALUE,        NET      TOTAL FROM       NET                        VALUE,
                                       BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT       TOTAL         END OF      TOTAL
                                       OF PERIOD     INCOME     ACTIVITIES     INCOME     DISTRIBUTIONS     PERIOD      RETURN
                                       ---------   ----------   ----------   ----------   -------------   ---------    --------
Period Ended September 30, 2006 (d)        $1.00           (a)          (a)          (a)             (a)      $1.00    0.50%(b)

                                                                  RATIOS/SUPPLEMENTAL DATA
                                       ------------------------------------------------------------------------------
                                                                      RATIO OF NET                      RATIO OF NET
                                                         RATIO OF      INVESTMENT       RATIO OF         INVESTMENT
                                        NET ASSETS,    NET EXPENSES      INCOME        EXPENSES TO         INCOME
                                       END OF PERIOD    TO AVERAGE     TO AVERAGE        AVERAGE         TO AVERAGE
                                        (MILLIONS)      NET ASSETS     NET ASSETS      NET ASSETS*       NET ASSETS*
                                       -------------   ------------   ------------    ------------     --------------
Period Ended September 30, 2006 (d)               $2        0.15%(c)       5.88%(c)       11.14%(c)         (5.10%)(c)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Less than $0.01 or $(0.01) per share.
(b) Not Annualized.
(c) Annualized.
(d) For the period from September 1, 2006 (commencement of operations) to September 30, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

September 30, 2006

--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This annual report includes the following six investment portfolios ("Funds"):

- Tamarack Prime Money Market Fund ("Prime Money Market Fund")
- Tamarack U.S. Government Money Market Fund ("U.S. Government Money Market
  Fund")
- Tamarack Tax-Free Money Market Fund ("Tax-Free Money Market Fund")
- Tamarack Institutional Prime Money Market Fund ("Institutional Prime Money Market Fund")
- Tamarack Institutional Tax-Free Money Market Fund ("Institutional Tax-Free Money Market Fund")
- Tamarack Treasury Plus Money Market Fund ("Treasury Plus Money Market Fund")

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARD:
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

SECURITY VALUATION:
Securities held by the Funds are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Fund will use pricing and valuation procedures approved by Tamarack's Board of Trustees (the "Board") to determine a security's fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. The Funds do not invest in any unrated securities.

INVESTMENT TRANSACTIONS AND INCOME:
Investment transactions are accounted for on the date the security is bought or sold ("trade date"). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

FINANCIAL INSTRUMENTS:
The Funds may engage in when-issued transactions. The Funds record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date. Securities purchased on a when-issued basis begin earning interest on the settlement date. As of September 30, 2006, the Funds held no when-issued securities.

REPURCHASE AGREEMENTS:
The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:
Each Fund pays the expenses that are directly related to its operations, such as custodian fees or portfolio management fees. Expenses incurred by Tamarack such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund's relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

DISTRIBUTIONS TO SHAREHOLDERS:
Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g. expiring capital loss carryforward and foreign currency transactions), they are reclassified within the Funds' capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights.

SECURITIES LENDING:
The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to 100% of the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent ("Wells Fargo Bank") a percentage of the lending income. Securities lending income is presented net of such payments to the lending agent in the financial statements. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Funds assume all risk of loss from a decline in the value of the collateral investment and any resulting collateral deficiencies. In an effort to reduce these risks, Voyageur and Wells Fargo Bank will monitor the creditworthiness of the firms to which the Funds lend securities. As of September 30, 2006, the Funds had no securities on loan.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack has entered into investment advisory agreements with Voyageur, under which Voyageur manages the Funds' assets and furnishes related office facilities, equipment, research and personnel. The agreements require the Funds to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contract, Voyageur is entitled to receive fees based on a percentage of the average daily net assets as follows:

                                              Average Daily Net
                                               Assets of Fund       Annual Rate
                                            --------------------   ------------
Prime Money Market Fund                      Up to $700 million        0.55%
                                              Next $500 million        0.50%
                                              Next $800 million        0.45%
                                               Over $2 billion         0.40%
U.S. Government Money Market Fund            Up to $100 million        0.50%
                                              Next $200 million        0.40%
                                              Over $300 million        0.35%
Tax-Free Money Market Fund                     All Net Assets          0.50%
Institutional Prime Money Market Fund          All Net Assets          0.25%
Institutional Tax-Free Money Market Fund       All Net Assets          0.25%
Treasury Plus Money Market Fund                All Net Assets          0.15%

Effective January 28, 2006, Voyageur contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of Prime Money Market, U.S. Government Money Market and Tax-Free Money Market Funds to 0.80%, 0.78% and 0.70%, respectively. This expense limitation agreement is in place until January 31, 2007. Voyageur has contractually agreed to waive fees and /or make payments in order to keep total operating expenses of the Treasury Plus Money Market Fund to 0.20%. This expense limitation agreement is in place until September 1, 2007. Voyageur may also voluntarily waive and/or reimburse operating expenses of the Funds from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur and RBC Dain Rauscher, the distributor of all of the Tamarack Money Market Funds except for the Treasury Plus Money Market Fund, have entered into a written agreement under which RBC Dain Rauscher provides certain services to Voyageur and is entitled to receive as compensation from Voyageur fees based on a percentage of average daily net assets as follows:

                                               Average Daily
                                                 Net Assets         Annual Rate
                                            --------------------   ------------

Prime Money Market Fund                        All Net Assets          0.36%
U.S. Government Money Market Fund            Up to $300 million        0.36%
                                              Over $300 million        0.31%
Tax-Free Money Market Fund                     All Net Assets          0.36%
Institutional Prime Money Market Fund          All Net Assets          0.15%
Institutional Tax-Free Money Market Fund       All Net Assets          0.15%
Treasury Plus Money Market Fund                All Net Assets          0.02%

Tamarack Distributors is the distributor for the Treasury Plus Money Market Fund. In addition, RBC Dain Rauscher is eligible to receive from Voyageur an additional fee of up to 0.25% for the Prime Money Market Fund, U.S. Government Fund, and the Tax-Free Money Market Fund to the extent that such Fund is operating at an expense level that is

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

below the expense limitation for such Fund as identified in the current Prospectus and Statement of Additional Information of the Trust with respect to such Fund.

As of September 30, 2006, RBC Dain Rauscher was the sole shareholder in the Treasury Plus Money Market Fund.

Voyageur serves as administrator to the Funds and BISYS Fund Services Ohio, Inc. ("BISYS") serves as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the corporate existence of the Funds, maintenance of their records and the preparation of reports. Under terms of the administrative services contract, Voyageur receives from the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund a fee, payable monthly, at the annual rate of 0.25% of the Funds' average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

Certain Officers and Trustees of the Funds are affiliated with the adviser or the administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

--------------------------------------------------------------------------------

4. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

In June 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed its analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

The tax character of distributions during the fiscal year ended September 30, 2006 was as follows:

                                  Distributions Paid From
                             ---------------------------------
                                                     Net                                                  Total
                                 Ordinary         Long Term       Total Taxable       Tax Exempt      Distributions
                                  Income        Capital Gains     Distributions     Distributions         Paid*
                             ---------------   ---------------   ---------------   ---------------   --------------
Prime Money Market Fund         $343,274,563       $       --       $343,274,563        $       --     $343,274,563
U.S. Government Money
  Market Fund                     32,770,440               --         32,770,440                --       32,770,440
Tax-Free Money Money
  Market Fund                            728               --                728        22,253,354       22,254,082
Institutional Prime Money
  Market Fund                     48,677,692               --         48,677,692                --       48,677,692
Institutional Tax-Free
  Money Market Fund                       --               --                 --        13,013,897       13,013,897
Treasury Plus Money
  Market Fund                          8,396               --              8,396                --            8,396

The tax character of distributions during the fiscal year ended September 30, 2005 was as follows:

                                  Distributions Paid From
                             ---------------------------------
                                                     Net                                                  Total
                                 Ordinary         Long Term       Total Taxable       Tax Exempt      Distributions
                                  Income        Capital Gains     Distributions     Distributions         Paid*
                             ---------------   ---------------   ---------------   ---------------   --------------
Prime Money Market Fund         $148,197,743        $       --      $148,197,743       $        --     $148,197,743
U.S. Government Money
  Market Fund                     15,764,646                --        15,764,646                --       15,764,646
Tax-Free Money Market
  Fund                                    --                --                --        12,402,618       12,402,618
Institutional Prime Money
  Market Fund                     16,376,259                --        16,376,259                --       16,376,259
Institutional Tax-Free
  Money Market Fund                       --                --                --         6,101,728        6,101,728

* Total Distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of September 30, 2006 the components of accumulated earnings/(deficit) on a tax basis were as follows:



                                        Undist.                               Accum.
                   Undist.               Long-                                Capital                       Total
                     Tax    Taxable      Term                                  and        Unrealized        Accum.
                   Exempt   Ordinary   Capital    Accum.    Distribution      Other      Appreciation/    Earnings/
                   Income    Income     Gains    Earnings      Payable        Losses      Depreciation    (Deficit)
                   ------   --------   -------   --------   ------------     --------    -------------    ---------
Prime Money
 Market Fund        $  --     $   --      $ --     $   --         $   --     $(97,457)            $ --     $(97,457)
U.S. Government
 Money Market
 Fund                  --          1        --          1             --       (3,744)              --       (3,743)
Tax-Free Money
 Money Market
 Fund                   1         --        --          1             --       (1,657)              --       (1,656)
Institutional
 Prime Money
 Market Fund           --         --        --         --             --      (87,376)              --      (87,376)
Institutional
 Tax-Free Money
 Market Fund           --         --        --         --             --       (2,400)              --       (2,400)
Treasury Plus
 Money Market
 Fund                  --      1,278        --      1,278         (1,278)          --               --           --

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

As of September 30, 2006, the following Funds had net capital loss carryforwards to offset future net capital gains or net investment income, if any:


                                              Capital Loss
                                              Carryforward     Expires
                                              ------------     -------
Prime Money Market Fund                           $ 3,069        2012
                                                   40,324        2014
U.S. Government Money Market Fund                      97        2012
                                                    1,086        2013
                                                    2,129        2014
Tax-Free Money Money Market Fund                    1,657        2010
Institutional Prime Money Market Fund              21,544        2009
                                                      279        2011
                                                    5,669        2012
                                                    1,579        2013
                                                   18,923        2014
Institutional Tax-Free Money Market Fund              536        2009

Under current tax law, capital losses realized after October 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2007:

                                               Deferred
                                             Post-October
                                                Losses
                                             ------------
Prime Money Market Fund                           $54,064
U.S. Government Money Market Fund                     432
Institutional Prime Money Market Fund              39,381
Institutional Tax-Free Money Market Fund            1,863

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 4.74%
ASSET BACKED - 0.89%
 25,081,517     Caterpillar Financial                                $25,081,517
                Asset Trust, Series
                2006-A, Class A1,
                5.45%, 6/25/07 (b)
 22,200,000     Granite Master Issuer                                 22,200,000
                PLC, Series 2006-3,
                Class A4, 5.31%,
                12/20/54 (b)
 30,191,184     John Deere Owner                                      30,178,833
                Trust, Series 2006-A,                                -----------
                Class A1, 5.36%,
                7/13/07 (b)
                                                                      77,460,350
                                                                     -----------
ASSET BACKED AUTO RECEIVABLE - 3.85%
 25,800,000     BMW Vehicle Owner                                     25,800,000
                Trust, Series 2006-A,
                Class A1, 5.36%,
                9/25/07
  3,600,150     Capital One Prime                                      3,600,150
                Auto Receivables Trust,
                Series 2006-1, Class
                A1, 4.87%, 3/15/07
  3,200,000     CNH Equipment Trust,                                   3,200,000
                Series 2006-B, Class
                A1, 5.39%,
                10/5/07 (b)
 14,750,000     Daimler Chrysler Auto                                 14,750,000
                Trust, Series 2006-C,
                Class A1, 5.33%,
                10/8/07
  5,769,832     Harley-Davidson                                        5,769,832
                Motorcycle Trust,
                Series 2006-3, Class
                A1, 5.37%,
                9/15/07 (b)
 34,000,000     Holmes Financing PLC,                                 34,000,000
                Series 10A, Class 1A,
                5.30%, 7/15/07 (b)
  7,713,115     Honda Auto                                             7,713,115
                Receivables Owner
                Trust, Series 2006-1,
                Class A1, 4.93%,
                4/18/07
 36,535,339     Honda Auto                                            36,535,339
                Receivables Owner
                Trust, Series 2006-2,
                Class A1, 5.43%,
                8/21/07
 29,412,362     Household Automotive                                  29,412,362
                Trust, Series 2006-2,
                Class A1, 5.50%,
                8/17/07 (b)

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
 22,000,000     Long Beach Auto                                      $22,000,000
                Receivables Trust,
                Series 2006-B, Class
                A1, 5.37%, 10/15/07
30,008,316      Nissan Auto                                           30,008,316
                Receivables Owner
                Trust, Series 2006-C,
                Class A1, 5.49%,
                8/15/07
 12,498,257     USAA Auto Owner                                       12,498,257
                Trust, Series 2006-2,
                Class A1, 5.16%,
                6/15/07
 25,297,653     USAA Auto Owner                                       25,297,653
                Trust, Series 2006-3,
                Class A1, 5.40%,
                8/15/07
 11,240,185     Volkswagen Auto                                       11,240,185
                Lease Trust, Series
                2006-A, Class A1,
                5.52%, 8/20/07
 35,000,000     Wachovia Auto Loan                                    35,000,000
                Owner Trust, Series
                2006-1, Class A1,
                5.39%, 10/19/07
 37,500,000     World Omni Auto                                       37,500,001
                Receivables Trust,                                   -----------
                Series 2006-B, Class
                A1, 5.37%, 10/15/07
                                                                     334,325,210
                                                                     -----------

TOTAL ASSET BACKED SECURITIES                                        411,785,560
(Cost $411,785,560)                                                  -----------

COMMERCIAL PAPER - 43.33%
ASSET BACKED - 11.67%
 80,000,000     Amsterdam Funding,                                    79,649,999
                5.25%, 10/31/06 (c)
 50,000,000     Amsterdam Funding,                                    49,556,903
                5.23%, 12/1/06 (c)
 30,000,000     Amsterdam Funding,                                    29,707,992
                5.23%, 12/7/06 (c)
 69,728,000     Barton Capital, LLC,                                  69,361,928
                5.25%, 11/6/06, (c)
 40,800,000     Ciesco LLC, 5.35%,                                    40,745,430
                10/10/06 (c)
 40,000,000     Ciesco LLC, 5.25%,                                    39,889,167
                10/20/06 (c)
 36,233,000     Edison Asset                                          36,013,579
                Securitization LLC,
                5.07%, 11/13/06 (c)(d)
 50,000,000     Edison Asset                                          49,504,167
                Securitization LLC,
                5.25%, 12/8/06 (c)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
 10,000,000     Fairway Finance Corp.                             $    9,998,540
                LLC, 5.26%,
                10/2/06 (b)(c)
 50,000,000     Fairway Finance Corp.                                 49,875,924
                LLC, 5.25%,
                10/18/06 (c)
 75,000,000     Fairway Finance Corp.                                 74,998,697
                LLC, 5.28%, 2/5/07 (c)
 21,327,000     Falcon Asset                                          21,298,955
                Securitization Corp.,
                5.26%, 10/10/06 (c)(d)
 50,000,000     Liberty Street Funding,                               49,861,194
                5.26%, 10/20/06 (c)
 38,471,000     Ranger Funding,                                       38,265,950
                5.33%, 11/6/06 (c)
 60,000,000     Sheffield Funding,                                    59,859,733
                5.26%, 10/17/06 (c)
 60,000,000     Sheffield Funding,                                    59,807,133
                5.26%, 10/23/06 (c)
 50,000,000     Sheffield Funding,                                    49,831,972
                5.26%, 10/24/06 (c)
 60,000,000     Three Pillars Funding,                                59,991,067
                5.36%, 10/2/06 (c)
 60,000,000     Windmill Funding                                      59,789,600
                Corp., 5.26%,
                10/25/06 (c)
 46,300,000     Windmill Funding                                      45,795,523
                Corp., 5.23%,
                12/15/06 (c)
 39,200,000     Yorktown Capital                                      39,068,517
                Corp., 5.25%,                                     --------------
                10/24/06
                                                                   1,012,871,970
                                                                  --------------

BANKS - AUSTRALIAN/NEW ZEALAND - 3.53%
 35,000,000     ANZ Delaware, Inc.,                                   34,980,439
                5.03%, 10/5/06 (d)
 70,000,000     ANZ Delaware, Inc.,                                   69,419,233
                5.24%, 11/27/06 (c)
100,000,000     ANZ Delaware, Inc.,                                   97,810,500
                5.22%, 3/1/07(c)
 60,000,000     Westpac Trust                                         59,648,000
                Australia, 5.28%,
                11/10/06 (c)(d)
 45,000,000     Westpac Trust                                         44,520,481
                Australia, 5.26%,                                 --------------
                12/13/06 (c)
                                                                     306,378,653
                                                                  --------------
BANKS - FOREIGN - 10.74%
 75,000,000     Alliance & Leicester,                                 74,527,000
                5.28%, 11/13/06 (c)
 94,000,000     Alliance & Leicester,                                 92,968,937
                5.27%, 12/15/06 (c)
 80,000,000     Bank of Ireland,                                      78,610,667
                5.21%, 1/29/07 (c)


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
 70,000,000     Bank of Ireland,                                     $68,528,250
                5.22%, 2/23/07 (c)
 80,000,000     Greenwich Capital                                     80,000,000
                Holdings, 5.29%,
                10/12/06 (b)
110,000,000     HBOS Treasury Services                               109,049,935
                PLC, 5.27%, 11/29/06
 80,000,000     Lloyds TSB Bank,                                      79,254,756
                5.24%, 12/4/06 (d)
100,000,000     Nationwide Building                                   98,933,388
                Society, 5.26%,
                12/13/06 (c)
 63,000,000     Northern Rock PLC,                                    62,733,563
                5.25%, 10/30/06 (c)(d)
 50,000,000     Svenska Handelsbank,                                  49,723,785
                Inc., 5.38%,
                11/7/06 (b)
 90,000,000     Swedbank, 5.08%,                                      89,429,063
                11/15/06 (b)
 50,000,000     Swedbank, 5.07%,                                      49,078,451
                2/9/07 (d)                                        --------------

                                                                     932,837,795
                                                                  --------------

CHEMICALS - 1.66%
 50,000,000     BASF AG, 5.27%,                                       49,934,125
                10/10/06 (c)
 35,000,000     BASF AG, 5.27%,                                       34,902,651
                10/20/06 (c)
 20,000,000     BASF AG, 5.29%,                                       19,888,428
                11/8/06 (c)(d)
 40,000,000     BASF AG, 5.25%,                                       39,749,167
                11/13/06 (c)(d)                                   --------------

                                                                     144,474,371
                                                                  --------------

FINANCE - AUTOMOTIVE - 1.26%
 30,000,000     Toyota Motor Credit                                   29,932,875
                Corp, 5.37%,
                10/16/06
 80,000,000     Toyota Motor Credit                                   79,300,000
                Corp., 5.25%,                                     --------------
                11/30/06
                                                                     109,232,875
                                                                  --------------

FINANCE - DIVERSIFIED DOMESTIC - 4.52%
 26,000,000     American Express,                                     25,803,584
                5.23%, 11/22/06
 50,000,000     American Express,                                     49,484,264
                5.23%, 12/11/06
 70,000,000     Bear Stearns Co.,                                     68,891,531
                5.23%, 1/18/07
 87,002,000     Citigroup Funding,                                    86,606,430
                5.28%, 11/1/06
102,000,000     HSBC Finance Corp.,                                  101,731,740
                5.26%, 10/19/06
 35,000,000     Morgan Stanley,                                       34,938,750
                5.25%, 10/13/06

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
 25,000,000     Private Export Funding                             $  24,962,639
                Corp., 5.38%,                                      -------------
                10/11/06 (c)
                                                                     392,418,938
                                                                   -------------

FINANCE - DIVERSIFIED FOREIGN - 9.38%
140,000,000     Barclays Bank PLC,                                   138,384,011
                5.26%, 12/19/06
100,000,000     Dexia Delaware LLC,                                   99,354,056
                5.29%, 11/14/06
 30,000,000     Greenwich Capital,                                    29,733,633
                5.24%, 12/1/06 (d)
 38,000,000     HSBC Finance Corp.,                                   37,711,833
                5.25%, 11/22/06
 30,000,000     ING (US) Funding LLC,                                 29,829,700
                5.24%, 11/9/06 (d)
 75,000,000     ING (US) Funding LLC,                                 74,190,625
                5.25%, 12/14/06
 40,000,000     ING Funding LLC,                                      39,757,767
                5.07%, 11/13/06 (d)
 30,000,000     ING Funding LLC,                                      29,445,433
                5.08%, 2/9/07
 49,400,000     Nationwide Building                                   49,158,640
                Society, 5.33%,
                11/3/06 (c)
 67,000,000     Nationwide Building                                   66,642,890
                Society, 5.33%,
                11/6/06 (c)
 49,900,000     Northern Rock PLC,                                    49,626,645
                5.33%, 11/7/06 (c)
 72,000,000     Societe Generale,                                     71,317,500
                5.25%, 12/5/06
 33,000,000     UBS Finance, 5.26%,                                   32,947,063
                10/12/06 (d)
 67,000,000     UBS Finance, 5.38%,                                   66,833,896
                10/18/06                                           -------------

                                                                     814,933,692
                                                                   -------------

PHARMACEUTICALS - 0.57%
 50,000,000     SANOFI -AVENTIS,                                      49,934,125
                5.27%, 10/10/06 (c)                                -------------

TOTAL COMMERCIAL PAPER                                             3,763,082,419
(Cost $3,763,082,420)                                              -------------

CERTIFICATES OF DEPOSIT - 31.12%
BANKS - CANADA - 5.70%
 70,000,000     Bank of Montreal,                                     70,000,000
                5.32%, 12/18/06
 50,000,000     Bank of Nova Scotia,                                  50,000,000
                5.32%, 12/22/06
 75,000,000     Bank of Nova Scotia,                                  75,003,559
                5.38%, 2/14/07 (b)
 50,000,000     Canadian Imperial                                     50,000,000
                Bank, 5.31%,
                11/20/06


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
 50,000,000     Canadian Imperial                                  $  50,000,000
                Bank, 5.09%, 3/5/07
 80,000,000     Toronto Dominion                                      80,000,014
                Bank, 5.10%, 10/4/06
 45,000,000     Toronto Dominion                                      44,999,217
                Bank, 5.11%,
                10/11/06
 75,000,000     Toronto Dominion                                      74,922,558
                Bank, 5.51%, 6/18/07                               -------------

                                                                     494,925,348
                                                                   -------------

BANKS - DOMESTIC - 15.80%
 45,000,000     Amsouth Bank,                                         44,999,762
                5.33%, 12/1/06
 40,000,000     Amsouth Bank,                                         40,000,000
                5.44%, 10/17/06
 40,000,000     Amsouth Bank,                                         40,000,000
                5.52%, 1/12/07
 50,000,000     Amsouth Bank,                                         50,000,382
                5.54%, 1/22/07
 15,000,000     Bank of America,                                      15,000,000
                5.30%, 11/30/06
 50,000,000     Bank of the West,                                     50,000,000
                5.44%, 10/18/06
 60,000,000     Bank of the West,                                     60,002,469
                5.39%, 12/22/06
 25,000,000     Bank of the West,                                     25,000,000
                5.43%, 2/23/07
 53,000,000     Citibank, 5.33%,                                      53,000,000
                12/21/06
 40,000,000     Citizens Bank, 5.44%,                                 40,000,000
                11/1/06
100,000,000     Credit Suisse First                                  100,000,000
                Boston USA, Inc.,
                5.32%, 10/16/06
 50,000,000     First Tennessee Bank,                                 50,000,000
                5.45%, 10/26/06
 33,000,000     First Tennessee Bank,                                 33,000,000
                5.29%, 11/27/06
 50,000,000     First Tennessee Bank,                                 50,000,000
                5.34%, 11/30/06
 28,000,000     First Tennessee Bank,                                 28,000,000
                5.33%, 12/12/06
 50,000,000     Harris Trust & Savings                                50,000,000
                Bank, 5.30%,
                11/16/06
 45,000,000     Marshall & Ilsley Bank,                               45,000,358
                5.47%, 10/16/06
 50,000,000     Marshall & Ilsley Bank,                               50,001,884
                5.36%, 3/26/07 (b)
 42,500,000     Mercantile Safe                                       42,492,432
                Deposit &Trust Co.,
                5.43%, 8/22/07
 50,000,000     Mercantile Safe                                       50,000,000
                Deposit and Trust Co.,
                5.29%, 2/9/07 (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
 50,000,000     Mercantile Safe                                   $   50,000,000
                Deposit and Trust Co.,
                5.56%, 7/16/07
 50,000,000     Mercantile Safe                                       50,000,000
                Deposit and Trust Co.,
                5.72%, 8/7/07
 63,000,000     National City Bank,                                   63,003,487
                5.37%, 3/2/07 (b)
 73,900,000     Suntrust Bank, 5.30%,                                 73,905,465
                5/1/07 (b)
163,500,000     Suntrust Bank, 5.28%,                                163,472,845
                9/14/07 (b)
 12,000,000     US Bank NA, 2.87%,                                    11,891,246
                2/1/07 (d)
 29,300,000     Wachovia Bank NA,                                     29,299,824
                5.33%, 3/30/07 (b)
  5,000,000     Wells Fargo & Co.,                                    15,000,000
                5.12%, 3/9/07                                     --------------

                                                                   1,373,070,154
                                                                  --------------

BANKS - FOREIGN - 9.62%
 70,000,000     ABN-AMRO Bank,                                        70,001,516
                5.13%, 3/14/07 (d)
 60,000,000     Barclays Bank PLC,                                    60,000,000
                5.09%, 2/28/07
 50,000,000     BNP Paribas, 5.11%,                                   49,999,584
                10/11/06
100,000,000     BNP Paribas, 5.27%,                                   99,988,389
                3/6/07
100,000,000     Credit Agricole SA,                                   99,997,609
                5.16%, 10/12/06
 80,000,000     Credit Suisse First                                   80,000,561
                Boston USA, Inc.,
                5.31%, 11/21/06
 50,000,000     Credit Suisse First                                   50,000,715
                Boston USA, Inc.,
                4.81%, 1/17/07
 50,000,000     Deutsche Bank,                                        49,997,009
                5.14%, 10/23/06
 50,000,000     HBOS Treasury                                         50,000,107
                Services, 4.75%,
                10/17/06 (d)
 50,000,000     Rabobank Nederland,                                   50,000,338
                5.22%, 11/20/06
100,000,000     Svenska Handelsbank,                                  99,780,106
                Inc., 4.79%, 1/16/07
 32,965,000     Svenska Handelsbank,                                  32,956,677
                Inc., 5.28%, 10/4/07
 42,500,000     Swedbank, 5.35%,                                      42,492,066
                9/17/07 (b)                                       --------------

                                                                     835,214,677
                                                                  --------------

TOTAL CERTIFICATES OF DEPOSIT                                      2,703,210,179
(Cost $2,703,210,178)                                             --------------


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 20.10%
BANKS - AUSTRALIAN/NEW ZEALAND - 2.13%
 25,000,000     Australia & New                                   $   25,000,000
                Zealand Banking
                Group, 5.33%,
                6/23/10 (b)(c)
100,000,000     National Australia                                   100,000,000
                Bank, 5.30%,
                10/5/07 (b)(c)
 60,000,000     Westpac Banking                                       60,000,000
                Corp., 5.30%, 2/16/11                             --------------
                (b)(c)
                                                                     185,000,000
                                                                  --------------

BANKS - DOMESTIC - 4.73%
 75,000,000     Bank of America,                                      74,998,089
                5.28%, 11/17/06 (b)
 50,000,000     Bank of New York Co.,                                 50,000,000
                Inc., 5.32%,
                3/10/15 (b)(c)
100,000,000     Credit Suisse First                                  100,007,716
                Boston, 5.32%,
                5/8/07 (b)
135,500,000     National City Bank,                                  135,513,657
                5.32%, 1/25/07 (b)
 50,000,000     Wells Fargo Bank NA,                                  50,000,000
                5.34%, 7/15/09 (b)(c)                             --------------

                                                                     410,519,462
                                                                  --------------

BANKS - FOREIGN - 2.34%
 35,000,000     Bank of Ireland,                                      35,000,000
                5.31%, 9/19/07 (b)(c)
 10,200,000     Nationwide Building                                   10,118,911
                Society, 2.63%,
                1/30/07 (c)
 58,000,000     Royal Bank of Scotland                                58,008,389
                Group, 5.37%,
                3/30/07 (b)(c)
100,000,000     Royal Bank of Scotland                               100,000,001
                Plc, 5.32%,                                       --------------
                4/21/10 (b)(c)
                                                                     203,127,301
                                                                  --------------

FINANCE - AUTOMOTIVE - 1.65%
 28,600,000     American Honda                                        28,616,662
                Finance Corp., 5.52%,
                2/20/07 (b)(c)
 50,000,000     Toyota Motor Credit                                   50,002,198
                Corp., 5.28%,
                5/21/07 (b)
 65,000,000     Toyota Motor Credit                                   64,996,250
                Corp., 5.46%,                                     --------------
                7/2/07 (b)
                                                                     143,615,110
                                                                  --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
FINANCE - DIVERSIFIED DOMESTIC - 2.13%
25,000,000      JP Morgan Chase &                                 $   25,000,000
                Co., 5.30%, 7/2/07 (b)
25,000,000      Merrill Lynch & Co.,                                  25,002,653
                5.55%, 10/19/06 (b)
25,000,000      Merrill Lynch & Co.,                                  24,999,957
                5.30%, 5/14/07 (b)
110,000,000     Merrill Lynch & Co.,                                 110,000,001
                5.34%, 7/27/07 (b)                                --------------

                                                                     185,002,611
                                                                  --------------

FINANCE - DIVERSIFIED FOREIGN - 0.67%
57,950,000      Nationwide Building                                   57,966,603
                Society, 5.51%,                                   --------------
                12/11/06 (b)(c)

INFORMATION TECHNOLOGY - 1.44%
45,000,000      IBM Corp., 5.36%,                                     45,010,711
                6/28/07 (b)
80,000,000      IBM Corp., 5.32%,                                     80,000,000
                10/5/07 (b)(c)                                    --------------

                                                                     125,010,711
                                                                  --------------

INSURANCE - 3.45%
10,000,000      AIG Sun America                                        9,988,834
                Global Financial Index,
                5.10%, 1/17/07 (c)
50,000,000      Allstate Life Global                                  50,000,000
                Funding Trust, 5.31%,
                5/4/07 (b)
80,000,000      Monument Global                                       80,004,484
                Funding II, 5.38%,
                12/27/06 (b)(c)
10,000,000      Monument Global                                       10,009,911
                Funding II, 5.46%,
                6/29/07 (b)(c)
20,000,000      Pricoa Global Funding                                 20,009,426
                I, 5.57%,
                12/22/06 (b)(c)
30,000,000      Principal Life Global,                                30,005,379
                5.54%, 11/13/06 (b)(c)
100,000,000     Principal Life, Inc.                                  99,999,555
                Funding, 5.37%,                                   --------------
                11/13/06 (b)
                                                                     300,017,589
                                                                  --------------

PHARMACEUTICALS - 0.58%
50,000,000      Eli Lilly Services, Inc.,                             50,000,000
                5.30%, 10/1/07 (b)(c)                             --------------

RETAIL - 0.98%
85,000,000      Wal-Mart Stores,                                      85,275,589
                5.88%, 6/1/07                                     --------------

TOTAL CORPORATE BONDS                                              1,745,534,976
(Cost $1,745,534,976)                                             --------------


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 1.24%
FLORIDA - 0.98%
85,000,000      Florida Hurricane                                $   85,000,000
                Catastrophe, 5.34%,                              --------------
                10/15/07 (b)
VIRGINIA - 0.26%
22,700,000      Arlington County                                     22,700,000
                Industrial Development                           --------------
                Authority Economic
                Development Revenue,
                5.39%, 8/1/31 (b)

TOTAL MUNICIPAL BONDS                                               107,700,000
(Cost $107,700,000)                                              --------------

INVESTMENT COMPANIES - 0.09%
  8,109,107     Wells Fargo Prime                                     8,109,107
                Investment Money                                 --------------
                Market Fund

TOTAL INVESTMENT COMPANIES                                            8,109,107
(Cost $8,109,107)

TOTAL INVESTMENTS                                                 8,739,422,241
(Cost $8,739,422,241) (a) -                                      --------------
100.62%

LIABILITIES IN EXCESS OF OTHER                                      (53,963,024)
ASSETS - (0.62%)                                                 --------------

NET ASSETS - 100.00%
                                                                 $8,685,459,217
                                                                 ==============


(a) Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2006. The maturity date represents the actual maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d) Rate represents the effective yield at purchase.
Abbreviations used are defined below:
LOC = Letter of Credit
LLC = Limited Liability Company


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack U.S. Government Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 74.54%
FEDERAL HOME LOAN BANK - 27.29%
  29,749,000    5.14%, 10/6/06 (b)                                  $ 29,727,763
  50,000,000    5.17%, 11/1/06 (b)                                    49,777,402
  16,111,000    5.16%, 11/17/06 (b)                                   16,002,466
  50,000,000    5.15%, 12/1/06 (b)                                    49,563,681
   5,000,000    3.38%, 12/15/06                                        4,978,553
  31,885,000    3.50%, 5/15/07                                        31,513,927
  22,820,000    Series 586, 4.25%,                                    22,700,636
                4/16/07                                             ------------

                                                                     204,264,428
                                                                    ------------

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 16.09%
  10,000,000    4.50%, 12/1/06 (b)                                     9,923,750
   4,120,000    2.50%, 12/4/06                                         4,102,060
   2,625,000    2.88%, 12/15/06                                        2,614,208
  10,000,000    4.50%, 4/18/07                                         9,957,179
  30,000,000    5.25%, 5/16/07                                        29,987,687
  14,000,000    Series RB, 5.16%,                                     13,981,940
                10/10/06 (b)
  50,000,000    Series RB, 5.24%,                                     49,883,555
                10/17/06 (b)                                        ------------

                                                                     120,450,379
                                                                    ------------

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 31.16%
  11,000,000    4.38%, 10/15/06                                       10,997,615
  65,000,000    5.15%, 10/18/06 (b)                                   64,841,924
   7,000,000    5.16%, 11/1/06 (b)                                     6,968,897
  26,320,000    2.63%, 11/15/06                                       26,234,355
  70,260,000    5.14%, 11/22/06 (b)                                   69,742,418
   1,935,000    2.20%, 12/4/06                                         1,924,892
  45,000,000    5.15%, 12/6/06 (b)                                    44,575,125
   8,000,000    5.15%, 12/13/06 (b)                                    7,916,456
                                                                    ------------
                                                                     233,201,682
                                                                    ------------

TOTAL U.S. GOVERNMENT AGENCY                                         557,916,489
OBLIGATIONS                                                         ------------
(Cost $557,916,489)

REPURCHASE AGREEMENT - 22.44%
 168,000,000    Barclays dated                                       168,000,000
                9/29/06, due 10/02/06                               ------------
                with maturity value of
                $ 168,073,920 (fully
                collateralized by
                Federal National
                Mortgage Association,
                5.13%, 12/15/08)

TOTAL REPURCHASE AGREEMENT                                           168,000,000
(Cost $168,000,000)                                                 ------------


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION
BONDS - 2.23%
  13,000,000    3.38%, 1/15/07 (c)                                  $ 16,716,468
                                                                    ------------

TOTAL U.S. TREASURY INFLATION                                         16,716,468
PROTECTION BONDS                                                    ------------
(Cost $16,716,468)

INVESTMENT COMPANIES - 0.53%
   3,948,173    Wells Fargo                                            3,948,173
                Government                                          ------------
                Institutional Money
                Market Fund

TOTAL INVESTMENT COMPANIES                                            3,948,173
(Cost $3,948,173)                                                   ------------

TOTAL INVESTMENTS                                                   746,581,130
(Cost $746,581,130) (a) - 99.74%

OTHER ASSETS IN EXCESS OF                                              1,957,626
LIABILITIES - 0.26%                                                 ------------

NET ASSETS - 100.00%                                                $748,538,756
                                                                    ============

(a) Tax cost of securities is equal to book cost of securities.
(b) Rate represents the effective yield at purchase.
(c) TIP Security - par is not adjusted for inflation.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 92.08%
ALABAMA - 0.69%
   2,200,000    City of Birmingham,                                  $ 2,200,000
                3.80%, 10/1/15,
                (AMBAC Insured) (b)
   3,265,000    Mobile Industrial                                      3,265,000
                Development Board                                    -----------
                Dock & Wharf Revenue,
                3.74%, 6/1/32, (LOC
                Wachovia Bank) (b)
                                                                       5,465,000
                                                                     -----------

ARIZONA - 2.79%
  13,000,000    Apache County IDR,                                    13,000,000
                3.72%, 12/15/18, (LOC
                Credit Suisse First
                Boston) (b)
   1,310,000    Glendale IDR, 3.74%,                                   1,310,000
                12/1/14, (LOC Wells
                Fargo Bank) (b)
   3,000,000    Phoenix IDA, 3.75%,                                    3,000,000
                10/1/29, (FHLMC
                Insured) (b)
   4,300,000    Scottsdale Industrial                                  4,300,000
                Development Authority
                Hospital Revenue
                (Scottsdale Healthcare),
                3.73%, 9/1/26, (FGIC
                Insured) (b)
     485,000    State Health Facilities                                  485,000
                Authority Revenue                                    -----------
                (Community Behavioral
                Health Property),
                3.74%, 8/1/25, (LOC
                Wells Fargo Bank) (b)
                                                                      22,095,000
                                                                     -----------

CALIFORNIA - 0.08%
     650,000    Hesperia Public                                          650,000
                Financing Authority                                  -----------
                Lease Revenue, 3.80%,
                6/1/22, (LOC Bank of
                America) (b)

COLORADO - 7.98%
   1,295,000    Boulder County                                         1,295,000
                Revenue (Mental Health
                Center), 3.74%,
                2/15/25, (LOC Wells
                Fargo Bank) (b)


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   1,260,000    Colorado Springs                                      $1,260,000
                Revenue (Pikes Peak
                Mental Health), 3.74%,
                3/15/23, (LOC Wells
                Fargo Bank) (b)
     800,000    Colorado Springs                                         800,000
                Revenue (YMCA Pikes
                Peak), 3.74%, 11/1/22,
                (LOC Wells Fargo
                Bank) (b)
   5,000,000    Commerce City                                          5,000,000
                Northern Infrastructure
                General Improvement,
                3.79%, 12/1/28, (LOC
                U.S. Bank) (b)
   1,940,000    Crystal Valley                                         1,940,000
                Metropolitan District,
                3.74%, 10/1/34, (LOC
                Wells Fargo Bank) (b)
   3,900,000    Douglas County MFHR                                    3,900,000
                (Autumn Chase),
                3.74%, 12/1/29,
                (FHLMC Insured) (b)
   2,400,000    Educational & Cultural                                 2,400,000
                Facilities Authority
                Revenue (Shambhala
                Mountain Center
                Project), 3.74%, 6/1/30,
                (LOC Wells Fargo
                Bank) (b)
     695,000    Jefferson County                                         695,000
                Revenue, 3.74%,
                6/1/10, (LOC Wells
                Fargo Bank) (b)
   2,310,000    NBC Metropolitan                                       2,310,000
                District, 3.79%,
                12/1/30, (LOC U.S.
                Bank) (b)
   7,600,000    Pinery West                                            7,600,000
                Metropolitan District,
                3.25%, 11/1/32, (LOC
                U.S. Bank) (b)
   3,725,000    State Educational &                                    3,725,000
                Cultural Facilities
                Authority (Denver Art
                Museum Project),
                3.74%, 1/1/34, (LOC
                Wells Fargo Bank) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
  18,500,000    State Educational &                                  $18,500,000
                Cultural Facilities
                Authority (National
                Jewish Building Program
                C-1), 3.89%, 9/1/35,
                (LOC U.S. Bank) (b)
   3,900,000    State Educational &                                    3,900,000
                Cultural Facilities
                Authority (National
                Jewish Federal Building
                Program A-7), 3.89%,
                7/1/29, (LOC Bank of
                America) (b)
     285,000    State Educational &                                      285,000
                Cultural Facilities
                Authority (Regis Jesuit
                High School), 3.74%,
                12/1/33, (LOC Wells
                Fargo Bank) (b)
   1,250,000    State Health Facilities                                1,250,000
                Authority Revenue
                (Arapahoe House
                Project), 3.81%, 4/1/24,
                (LOC Wells Fargo
                Bank) (b)
     625,000    State Health Facilities                                  625,000
                Authority Revenue (The
                Visiting Nurse Corp),
                3.90%, 7/1/22, (LOC
                Wells Fargo Bank) (b)
   5,000,000    State Housing &                                        5,000,000
                Financial Authority
                MFHR (Grant A),
                3.74%, 5/1/19, (LOC
                Wells Fargo Bank) (b)
   2,600,000    University of Colorado                                 2,600,000
                Hospital Authority                                   -----------
                Revenue, Series B,
                3.74%, 11/15/35, (LOC
                Wells Fargo Bank) (b)
                                                                      63,085,000
                                                                     -----------
DELAWARE - 0.82%
   6,500,000    State Health Facilities                                6,500,000
                Authority Revenue,                                   -----------
                6.25%, 10/1/06, (MBIA
                Insured)


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.50%
   3,930,000    District Revenue Pooled                              $ 3,930,000
                Loan, 3.74%, 1/1/29,                                 -----------
                (LOC Bank of
                America) (b)

FLORIDA - 4.26%
   6,500,000    Brevard County                                         6,500,000
                Educational Facilities
                Authority (Institute of
                Technology), 3.74%,
                7/1/32, (LOC Bank of
                America) (b)
   5,800,000    Collier County Health                                  5,800,000
                Facilities Authority (The
                Moorings, Inc.), 3.75%,
                12/1/24, (LOC Wachovia
                Bank) (b)
   3,590,000    Dade County Water &                                    3,590,000
                Sewer Systems
                Revenue, 3.73%,
                10/5/22, (FGIC Insured) (b)
   3,500,000    Palm Beach County                                      3,500,000
                Housing Finance
                Authority, 3.75%,
                11/1/07, (LOC Credit
                Suisse First Boston) (b)
   5,300,000    Palm Beach County                                      5,300,000
                School Board, Series B,
                3.72%, 8/1/29,
                (AMBAC Insured)
   4,000,000    St. Johns County                                       4,000,000
                Housing Finance
                Authority, 3.77%,
                2/15/28, (FNMA
                Insured) (b)
   5,000,000    West Orange Health                                     5,000,000
                District Revenue,                                    -----------
                3.75%, 2/1/22, (LOC
                Suntrust Bank) (b)
                                                                      33,690,000
                                                                     -----------

GEORGIA - 6.19%
   1,300,000    Burke County                                           1,300,000
                Development Authority
                Pollution Control
                Revenue (Oglethorpe
                Power Corp.), 3.84%,
                1/1/20, (LOC
                AMBAC) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   5,800,000    Clayton County MFHR                                  $ 5,800,000
                (BS Partners), 3.74%,
                9/1/26, (FNMA
                Insured) (b)
     900,000    DeKalb County                                            900,000
                Development Authority
                Revenue, 3.75%,
                6/1/20, (LOC Wachovia
                Bank) (b)
  16,475,000    DeKalb County Housing                                 16,475,000
                Authority Revenue,
                3.74%, 1/1/34, (FHLMC
                Insured) (b)
   1,500,000    DeKalb Private Hospital                                1,500,000
                Authority (Children's
                Health Care Project),
                3.75%, 12/1/17, (LOC
                Suntrust Bank) (b)
   2,000,000    DeKalb Private Hospital                                2,000,000
                Authority (Children's
                Health Care Project),
                3.75%, 12/1/28, (LOC
                Suntrust Bank) (b)
   2,100,000    DeKalb Private Hospital                                2,100,000
                Authority (Egleston
                Children's Hospital),
                3.75%, 3/1/24, (LOC
                Suntrust Bank) (b)
   4,000,000    Downtown Savannah                                      4,000,000
                Authority Revenue,
                3.75%, 10/1/07, (LOC
                Wachovia Bank) (b)
   5,750,000    Marietta MFHR, 3.74%,                                  5,750,000
                5/15/07, (FNMA
                Insured) (b)
   9,125,000    Marietta MFHR, 3.77%,                                  9,125,000
                7/1/24, (FNMA                                       ------------
                Collateralized) (b)
                                                                      48,950,000
                                                                    ------------
IDAHO - 1.88%
   8,350,000    State Tax Anticipation                                 8,397,841
                Notes GO, 4.50%,
                6/29/07
   6,480,000    State University                                       6,480,000
                Foundation, Inc.                                    ------------
                Revenue, 3.74%,
                5/1/21, (LOC Wells
                Fargo Bank) (b)
                                                                      14,877,841
                                                                    ------------


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
ILLINOIS - 12.88%
   1,700,000    Galesburg Revenue                                    $ 1,700,000
                (Knox College), 3.75%,
                3/1/31, (LOC LaSalle
                Bank) (b)
   4,575,000    Health Facilities                                      4,575,000
                Authority Revenue,
                3.75%, 1/1/16, (LOC JP
                Morgan Chase Bank) (b)
   4,000,000    State Development                                      4,000,000
                Finance Authority PCR,
                3.85%, 9/1/08, (LOC JP
                Morgan Chase Bank) (b)
  29,535,000    State Development                                     29,535,000
                Finance Authority
                Revenue, 3.72%,
                1/1/18, (FSA Insured) (b)
   6,800,000    State Development                                      6,800,000
                Finance Authority
                Revenue (Provena
                Health), Series C,
                3.73%, 5/1/28, (MBIA
                Insured) (b)
   5,100,000    State Finance Authority                                5,100,000
                Revenue, 3.72%,
                4/1/35, (LOC Bank
                One) (b)
  10,500,000    State Finance Authority                               10,500,000
                Revenue (Chicago
                Historical Society),
                3.80%, 1/1/36, (LOC JP
                Morgan Chase Bank) (b)
   3,360,000    State Health Facilities                                3,360,000
                Authority Revenue
                (Loyola University
                Health System), 3.73%,
                7/1/24, (MBIA
                Insured) (b)
  27,000,000    State Health Facilities                               27,000,000
                Authority Revenue (OSF
                Healthcare System),
                3.83%, 11/15/27, (LOC
                Fifth Third Bank) (b)
   9,170,000    State Toll Highway                                     9,170,000
                Authority Revenue,                                  ------------
                3.73%, 1/1/10, (MBIA
                Insured) (b)
                                                                     101,740,000
                                                                    ------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
INDIANA - 2.54%
   3,700,000    Indianapolis Public                                   $3,700,000
                Improvement Revenue,
                3.74%, 2/1/20, (MBIA
                Insured) (b)
   1,950,000    State Health Facilities                                1,950,000
                Finance Authority
                Revenue (Anthony
                Wayne Rehabilitation
                Center), 3.74%, 2/1/31,
                (LOC Wells Fargo
                Bank) (b)
     100,000    State Health Facilities                                  100,000
                Finance Authority
                Revenue (Capital Access
                Designated Pool),
                3.77%, 1/1/12, (LOC
                Comerica Bank) (b)
     250,000    State Health Facilities                                  250,000
                Finance Authority
                Revenue (Deaconess
                Hospital), 3.75%,
                1/1/22, (LOC Fifth Third
                Bank) (b)
   4,530,000    State Hospital                                         4,530,000
                Equipment Financing
                Authority Revenue,
                3.77%, 12/1/15, (MBIA
                Insured) (b)
   6,165,000    Vincennes University                                   6,165,000
                Revenue, 3.77%,
                10/1/22, (LOC Bank
                One Indiana) (b)
   3,405,000    Vincennes University                                   3,405,000
                Revenue, 3.77%,                                     ------------
                10/1/24, (LOC JP
                Morgan Chase Bank) (b)
                                                                      20,100,000
                                                                    ------------

IOWA - 4.94%
   2,910,000    State Finance Authority                                2,910,000
                Revenue (Mississippi
                Valley Regional Blood
                Center), 3.74%, 2/1/23,
                (LOC Wells Fargo Bank) (b)
   1,615,000    State Finance Authority                                1,615,000
                Revenue (Putnam
                Museum of History),
                3.74%, 5/1/12, (LOC
                Wells Fargo Bank) (b)


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   2,385,000    State Finance Authority                              $ 2,385,000
                Revenue (YMCA &
                Rehabilitation Center),
                3.79%, 4/1/25, (LOC
                Bank of America) (b)
   3,550,000    State Higher Education                                 3,550,000
                Authority Revenue
                (Cornell College),
                3.74%, 11/1/16, (LOC
                Wells Fargo Bank) (b)
     915,000    State Higher Education                                   915,000
                Authority Revenue
                (Loras College), 3.85%,
                11/1/30, (LOC LaSalle
                Bank) (b)
   7,840,000    State Higher Education                                 7,840,000
                Authority Revenue
                (Palmer Chiropractic),
                3.75%, 4/1/27, (LOC
                LaSalle Bank) (b)
   7,500,000    State School Cash                                      7,530,027
                Anticipation Program,
                4.50%, 1/26/07, (FSA
                Insured)
   7,000,000    State School Cash                                      7,039,405
                Anticipation Program,
                4.50%, 6/28/07, (FSA
                Insured)
   1,950,000    Webster County                                         1,950,000
                Educational Facilities
                Revenue, 3.74%,
                7/1/20, (LOC Wells
                Fargo Bank) (b)
   3,340,000    Woodbury County                                        3,340,000
                (Siouxland Regional                                 ------------
                Cancer Center), 3.74%,
                12/1/14, (LOC Wells
                Fargo Bank) (b)
                                                                      39,074,432
                                                                    ------------

KANSAS - 0.49%
   1,500,000    Olathe Health Facilities                               1,500,000
                Revenue (Olathe
                Medical Center),
                3.85%, 9/1/32,
                (AMBAC Insured) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   2,375,000    University of Kansas                                 $ 2,375,000
                Hospital Authority                                  ------------
                Health Facilities
                Revenue (KU Health
                Systems), 3.85%,
                9/1/34, (LOC Harris
                Trust) (b)
                                                                       3,875,000
                                                                    ------------

KENTUCKY - 0.59%
   4,630,000    Louisville & Jefferson                                 4,630,000
                County Sewer and                                    ------------
                Drain Systems Revenue,
                3.73%, 5/15/23, (FSA
                Insured) (b)
LOUISIANA - 2.86%
  11,675,000    East Baton Rouge Parish                               11,675,000
                Sales Tax Revenue,
                3.74%, 8/1/30, (FGIC
                Insured) (b)
   2,800,000    Lake Charles Harbor &                                  2,800,000
                Revenue (Conoco, Inc.),
                3.76%, 9/1/29, (LOC JP
                Morgan Chase Bank) (b)
   4,105,000    State Offshore Terminal                                4,105,000
                Authority Deepwater
                Port Revenue (Loop LLC
                Project), 3.75%,
                10/1/19, (LOC JP
                Morgan Chase Bank) (b)
   4,000,000    State Public Facilities                                4,000,000
                Authority Revenue                                   ------------
                (Community Care),
                3.76%, 7/1/21, (LOC JP
                Morgan Chase Bank) (b)
                                                                      22,580,000
                                                                    ------------

MARYLAND - 2.03%
  13,050,000    Montgomery County                                     13,050,000
                Housing Opportunities
                MFHR (Oakwood
                Apartments), 3.77%,
                11/1/07, (FHLMC
                Insured) (b)
   3,000,000    State Health & Higher                                  3,000,000
                Educational Facilities,                             ------------
                3.73%, 4/1/35, (LOC
                U.S. Bank) (b)
                                                                      16,050,000
                                                                    ------------


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
MASSACHUSETTS - 0.89%
     600,000    State Health &                                        $  600,000
                Educational Facilities
                Authority Revenue
                (Capital Assets
                Program), 3.73%,
                1/1/19, (MBIA
                Insured) (b)
   3,800,000    State Health &                                         3,800,000
                Educational Facilities
                Authority Revenue
                (Capital Assets
                Program), 3.78%,
                1/1/35, (MBIA
                Insured) (b)
   2,600,000    State Water Resource                                   2,600,000
                Authority, 3.75%,                                   ------------
                11/1/26, (FGIC
                Insured) (b)
                                                                       7,000,000
                                                                    ------------

MICHIGAN - 0.10%
     810,000    Eastern Michigan                                         810,000
                University, 3.85%,                                  ------------
                6/1/27, (FGIC
                Insured) (b)
MINNESOTA - 4.66%
     455,000    City of Minneapolis                                      455,000
                MFHR, 3.69%, 12/1/27,
                (LOC Wells Fargo
                Bank) (b)
   1,445,000    Inver Grove Heights                                    1,445,000
                Senior Housing
                Revenue, 3.75%,
                5/15/35, (FNMA
                Insured) (b)
   6,290,000    Midwest Consortium of                                  6,290,000
                Minneapolis Municipal
                Utilities Revenue,
                3.74%, 1/1/25, (LOC
                U.S. Bank) (b)
   5,645,000    Midwest Consortium of                                  5,645,000
                Minneapolis Municipal
                Utilities Revenue,
                3.74%, 10/1/35, (LOC
                U.S. Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   9,010,000    Minneapolis Housing                                   $9,010,000
                Development Revenue
                (Orchestra Hall
                Associates), 3.74%,
                12/1/14, (FHLMC
                Insured) (b)
     895,000    Minneapolis Revenue                                      895,000
                (Catholic Charities
                Projects), 3.75%,
                11/1/16, (LOC Wells
                Fargo Bank) (b)
   3,900,000    Oak Park Heights MFHR                                  3,900,000
                (Boutwells Landing),
                3.75%, 11/1/35, (LOC
                FHLMC) (b)
   2,340,000    St. Paul Housing &                                     2,340,000
                Redevelopment
                Authority Revenue
                (Science Museum
                Project), 3.78%, 5/1/27,
                (LOC U.S. Bank) (b)
     820,000    State Higher Education                                   820,000
                Facilities Authority
                Revenue (St. Olaf
                College), 3.85%,
                10/1/20, (LOC Harris
                Trust & Savings
                Bank) (b)
   6,065,000    State Higher Education                                 6,065,000
                Facilities Authority                                ------------
                Revenue (William
                Mitchell), 3.74%,
                10/1/33, (LOC U.S.
                Bank) (b)
                                                                      36,865,000
                                                                    ------------

MISSISSIPPI - 1.85%
  14,660,000    State Development                                     14,660,000
                Bank Special Obligation                             ------------
                (Desoto County),
                3.76%, 11/1/22,
                (AMBAC Insured)
MISSOURI - 1.04%
   3,150,000    Independence Industrial                                3,150,000
                Development Authority
                MFHR (Mansions
                Project), 3.75%, 8/1/35,
                (FHLMC Insured) (b)
   2,000,000    St. Charles County IDA,                                2,000,000
                3.76%, 2/1/29, (FNMA
                Insured) (b)


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   3,000,000    University of Missouri                               $ 3,065,452
                Health Facilities                                   ------------
                Revenue, 5.50%,
                11/1/16, (AMBAC
                Insured) Pre-refunded
                11/1/06 @ 102
                                                                       8,215,452
                                                                    ------------

MONTANA - 0.64%
   5,050,000    State Health Facilities                                5,050,000
                Authority Revenue                                   ------------
                (Health Care Pooled
                Loan Program), 3.75%,
                12/1/15, (FGIC
                Insured) (b)

NEBRASKA - 0.41%
   3,250,000    Scotts Bluff County                                    3,250,000
                Hospital Authority                                  ------------
                Revenue, 3.80%,
                12/1/31, (GNMA
                Insured) (b)

NEW HAMPSHIRE - 0.12%
     970,000    State Health &                                           970,000
                Educational Facilities                              ------------
                Revenue, 3.77%,
                7/1/21, (LOC JP Morgan
                Chase Bank) (b)

NORTH CAROLINA - 0.96%
   2,665,000    Charlotte Airport                                      2,665,000
                Revenue, Series A,
                3.73%, 7/1/16, (MBIA
                Insured) (b)
   2,165,000    State Educational                                      2,165,000
                Facilities Agency
                Revenue, 3.75%,
                1/1/19, (LOC Bank of
                America) (b)
   2,800,000    State Medical Care                                     2,800,000
                Commission Revenue,                                 ------------
                3.75%, 10/1/16, (LOC
                Wachovia Bank) (b)
                                                                       7,630,000
                                                                    ------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
NORTH DAKOTA - 0.19%
   1,515,000    Ward County Health                                   $ 1,515,000
                Care Facilities Revenue                             ------------
                (Trinity Group), 3.90%,
                7/1/29, (LOC U.S.
                Bank) (b)

OHIO - 5.05%
   5,540,000    Franklin County                                        5,540,000
                Hospital Revenue
                (Children's Hospital),
                3.74%, 11/1/25,
                (AMBAC Insured) (b)
   2,010,000    Franklin County                                        2,010,000
                Hospital Revenue
                (OhioHealth), 3.73%,
                12/1/20, (LOC
                Citigroup) (b)
   2,535,000    Franklin County                                        2,535,000
                Hospital Revenue
                (OhioHealth), 3.73%,
                12/1/28, (LOC National
                City Bank) (b)
   6,105,000    Lucas County Bond                                      6,105,050
                Anticipation Notes,
                3.05%, 10/11/06
   3,915,000    Lucas County Bond                                      3,918,015
                Anticipation Notes,
                3.60%, 10/10/07
  13,700,000    Salem Hospital                                        13,699,999
                Revenue, 3.78%,
                9/1/35, (LOC JP Morgan
                Chase Bank) (b)
   6,090,000    University of Toledo                                   6,090,000
                General Receipts Bonds,                             ------------
                3.85%, 6/1/32, (FGIC
                Insured) (b)
                                                                      39,898,064
                                                                    ------------

OKLAHOMA - 0.13%
   1,000,000    Tulsa Industrial                                       1,000,000
                Authority Revenue                                   ------------
                (YMCA of Greater Tulsa
                Project), 3.74%, 5/1/19,
                (LOC Wells Fargo
                Bank) (b)


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
PENNSYLVANIA - 0.42%
   3,000,000    Montgomery County                                     $3,000,000
                IDA (Gloria Dei Project),
                3.75%, 1/1/23, (LOC
                Citizens Bank) (b)
     325,000    Schuylkill County IDA                                    325,000
                (Northeast Power Co.                                ------------
                Project), Series A,
                3.87%, 12/1/22, (LOC
                Dexia Group) (b)
                                                                       3,325,000
                                                                    ------------

SOUTH CAROLINA - 2.17%
   2,800,000    Florence County                                        2,800,000
                Hospital Revenue
                (McLeod Regional
                Medical Center),
                3.75%, 11/1/15, (FGIC
                Insured) (b)
   3,300,000    State Job Development                                  3,300,000
                Authority (Catholic
                Diocese), 3.79%,
                9/1/18, (LOC Bank of
                America) (b)
     895,000    State Job Development                                    895,000
                Authority (Orangeburg
                Regional Medical
                Center), 3.73%,
                2/15/28, (AMBAC
                Insured) (b)
   1,600,000    State Jobs Economic                                    1,600,000
                Development Authority
                Revenue (Hammond
                School Project), 3.74%,
                6/1/30, (LOC Wells
                Fargo Bank) (b)
   8,600,000    State MFHR (Charleston                                 8,600,000
                Rental Housing),                                    ------------
                3.74%, 8/1/31, (FHLMC
                Insured) (b)
                                                                      17,195,000
                                                                    ------------

TENNESSEE - 2.40%
   3,315,000    Clarksville Public                                     3,315,000
                Building Authority
                Revenue, 3.74%,
                11/1/27, (LOC Bank of
                America) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   8,225,000    Clarksville Public                                    $8,225,000
                Building Authority
                Revenue, 3.85%,
                11/1/35, (LOC Bank of
                America) (b)
   5,400,000    Hamilton County IDR                                    5,400,000
                (Aquarium), 3.74%,
                3/1/15, (LOC Bank of
                America) (b)
   2,045,000    Metropolitan                                           2,045,000
                Government Nashville &                              ------------
                Davidson County,
                3.74%, 8/1/18, (LOC
                Bank of America) (b)
                                                                      18,985,000
                                                                    ------------

TEXAS - 7.00%
   1,050,000    Austin County Industrial                               1,050,000
                Development Corp.,
                3.75%, 12/1/14, (LOC
                JP Morgan Chase
                Bank) (b)
   2,520,000    City of Brownsville                                    2,520,000
                Utility Systems Revenue,
                3.73%, 9/1/27, (MBIA
                Insured) (b)
   1,300,000    San Antonio Health                                     1,300,000
                Facilities Authority
                Revenue (Clinical
                Foundation Project),
                3.74%, 6/1/20, (LOC
                Wells Fargo Bank) (b)
   1,400,000    Splendora Higher                                       1,400,000
                Education Facilities
                Revenue, 3.74%,
                12/1/26, (LOC Wells
                Fargo Bank) (b)
  45,000,000    State Tax & Revenue                                   45,377,603
                Anticipation Notes,
                4.50%, 8/31/07
   3,700,000    Tarrant County Housing                                 3,700,000
                Finance Corp. Revenue,                              ------------
                3.77%, 2/15/28, (FNMA
                Insured) (b)
                                                                      55,347,603
                                                                    ------------


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
UTAH - 1.80%
     900,000    Duchesne School                                       $  900,000
                District Municipal
                Building Authority Lease
                Revenue, 3.79%,
                6/1/21, (LOC U.S.
                Bank) (b)
   1,745,000    Provo Municipal                                        1,745,000
                Building Authority
                Lease, 3.74%, 5/1/12,
                (LOC Wells Fargo
                Bank) (b)
  11,625,000    Salt Lake City Revenue                                11,625,000
                (Valley Mental Health                               ------------
                Project), 3.74%,
                12/1/21, (LOC Wells
                Fargo Bank) (b)
                                                                      14,270,000
                                                                    ------------

VIRGINIA - 0.78%
   2,815,000    Alexandria IDA (Pooled                                 2,815,000
                Loan Project), 3.74%,
                7/1/26, (LOC Bank of
                America) (b)
   2,285,000    Hampton                                                2,285,000
                Redevelopment &
                Housing Authority
                MFHR (Shoreline
                Apartments Project),
                3.77%, 12/1/19,
                (FHLMC Insured) (b)
   1,095,000    Louisa County IDA,                                     1,095,000
                3.74%, 1/1/20, (LOC                                 ------------
                Bank of America) (b)
                                                                       6,195,000
                                                                    ------------

WASHINGTON - 2.59%
   2,230,000    Richland Golf Enterprise                               2,230,000
                Revenue, 3.75%,
                12/1/21, (LOC Bank
                of America) (b)
   6,000,000    Snohomish County                                       6,000,000
                Public Utility, 3.74%,
                12/1/19, (FSA
                Insured) (b)
   5,500,000    State Housing &                                        5,500,000
                Finance Commission
                (Evergreen School
                Project), 3.74%, 7/1/28,
                (LOC Wells Fargo
                Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   1,100,000    State Housing &                                       $1,100,000
                Finance Commission
                (Riverview Retirement
                Project), 3.80%, 7/1/22,
                (LOC U.S. Bank) (b)
     670,000    State Housing &                                          670,000
                Finance Commission
                Nonprofit Housing
                Revenue (Christa
                Ministries), 3.80%,
                7/1/11, (LOC U.S.
                Bank) (b)
   1,800,000    State Housing &                                        1,800,000
                Finance Commission
                Nonprofit Revenue
                (Annie Wright School),
                3.80%, 12/1/23, (LOC
                Bank of America) (b)
   1,715,000    State Housing &                                        1,715,000
                Finance Commission
                Nonprofit Revenue
                (Overlake School
                Project), 3.74%,
                10/1/29, (LOC Wells
                Fargo Bank) (b)
   1,500,000    State Housing &                                        1,500,000
                Finance Commission                                  ------------
                Nonprofit Revenue
                (Wesley Homes Project),
                3.79%, 1/1/36, (LOC
                Bank of America) (b)
                                                                      20,515,000
                                                                    ------------

WISCONSIN - 6.84%
   3,000,000    Kenosha Unified School                                 3,002,730
                District, 3.60%, 9/14/07
   7,000,000    School District Cash                                   7,060,788
                Flow Management
                Program, Series A1,
                4.50%, 9/19/07, (LOC
                U.S. Bank)
  25,590,000    State Health &                                        25,590,000
                Educational Facilities
                Authority Revenue
                (Aurora Health Care),
                Series B, 3.74%,
                4/1/28, (LOC Marshall &
                Ilsley) (b)


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   2,000,000    State Health &                                        $2,000,000
                Educational Facilities
                Authority Revenue
                (Aurora Health Care),
                Series C, 3.85%,
                4/1/28, (LOC Marshall &
                Ilsley) (b)
   2,500,000    State Health &                                         2,500,000
                Educational Facilities
                Authority Revenue
                (Goodwill North
                Central), 3.74%,
                11/1/25, (LOC Wells
                Fargo Bank) (b)
     650,000    State Health &                                           650,000
                Educational Facilities
                Authority Revenue
                (Meriter Hospital),
                3.90%, 12/1/32, (LOC
                Marshall & Ilsley
                Bank) (b)
   2,800,000    State Health &                                         2,800,000
                Educational Facilities
                Authority Revenue
                (ProHealth, Inc.),
                3.85%, 8/15/30,
                (AMBAC Insured) (b)
   1,050,000    State Health &                                         1,050,000
                Educational Facilities
                Authority Revenue (St.
                John's United Church),
                3.82%, 2/1/30, (LOC
                U.S. Bank) (b)
   2,000,000    State Health &                                         2,000,000
                Educational Facilities
                Authority Revenue
                (Wheaton Franciscan
                Services), 3.74%,
                8/15/33, (LOC U.S.
                Bancorp) (b)
   7,400,000    State Health &                                         7,400,000
                Educational Facilities                              ------------
                Authority Revenue
                (Wheaton Franciscan),
                3.74%, 8/15/16, (FSA
                Insured) (b)
                                                                      54,053,518
                                                                    ------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
WYOMING - 0.52%
   4,085,000    Lincoln County Pollution                           $  4,085,000
                Control Revenue (Exxon                            -------------
                Project), 3.75%,
                11/1/14, (Obligor Exxon
                Mobil Corp.) (b)

TOTAL MUNICIPAL BONDS                                               728,126,910
(Cost $728,126,910)                                               -------------

COMMERCIAL PAPER - 7.95%
FLORIDA - 4.01%
  23,000,000    Cape Coral, 3.50%,                                   23,000,000
                11/7/06, (LOC Bank of
                America)
   8,800,000    Pinellas County, 3.53%,                               8,800,000
                12/5/06                                           -------------

                                                                     31,800,000
                                                                  -------------
MINNESOTA - 2.67%
  21,100,000    University of Minnesota,                             21,100,000
                3.51%, 12/6/06                                    -------------

TEXAS - 0.51%
   4,000,000    Plano Health Facilities,                              4,000,000
                3.60%, 12/5/06, (MBIA                             -------------
                Insured)

WYOMING - 0.76%
   6,000,000    Upper Trinity Regional                                6,000,000
                Water District, 3.20%,                            -------------
                10/13/06, (LOC Bank of
                America)

TOTAL COMMERCIAL PAPER                                               62,900,000
(Cost $62,900,000)                                                -------------

INVESTMENT COMPANIES - 0.46%
   3,610,925    Federated Tax Exempt                                  3,610,925
                Money Market Fund                                 -------------

TOTAL INVESTMENT COMPANIES                                            3,610,925
(Cost $3,610,925)                                                 -------------

TOTAL INVESTMENTS                                                   794,637,835
(Cost $794,637,835) (a) - 100.49%

LIABILITIES IN EXCESS OF OTHER                                       (3,895,981)
ASSETS - (0.49)%                                                  -------------

NET ASSETS - 100.00%                                               $790,741,854
                                                                  =============

(a) Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2006. The maturity date represents the actual maturity date.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue


SEE NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Prime Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 7.34%
ASSET-BACKED - 0.80%
   2,000,000    Granite Master Issuer                                $ 2,000,000
                PLC, Series 2006-3,
                Class A4, 5.31%,
                12/20/54 (b)
   7,547,796    John Deere Owner                                       7,544,708
                Trust, Series 2006-A,                              -------------
                Class A1, 5.36%,
                7/13/07 (b)
                                                                       9,544,708
                                                                   -------------

ASSET-BACKED AUTO RECEIVABLE - 6.54%
   3,000,000    BMW Vehicle Owner                                      3,000,000
                Trust, Series 2006-A,
                Class A1, 5.36%,
                9/25/07
     635,321    Capital One Prime Auto                                   635,321
                Receivables Trust, Series
                2006-1, Class A1,
                4.87%, 3/15/07
  18,735,000    CNH Equipment Trust,                                  18,735,000
                Series 2006-B, Class A1,
                5.39%, 10/15/07
   5,000,000    Daimler Chrysler Auto                                  5,000,000
                Trust, Series 2006-C,
                Class A1, 5.33%,
                10/8/07
   1,331,500    Harley-Davidson                                        1,331,500
                Motorcycle Trust, Series
                2006-3, Class A1,
                5.37%, 9/15/07
   6,000,000    Holmes Financing PLC,                                  6,000,000
                Series 10A, Class 1A,
                5.40%, 7/15/07
     593,317    Honda Auto Receivables                                   593,317
                Owner Trust, Series
                2006-1, Class A1,
                4.93%, 4/18/07
   6,447,413    Honda Auto Receivables                                 6,447,413
                Owner Trust, Series
                2006-2, Class A1,
                5.43%, 8/21/07
   7,353,091    Household Automotive                                   7,353,091
                Trust, Series 2006-2,
                Class A1, 5.50%,
                8/17/07
   3,000,000    Long Beach Auto                                        3,000,000
                Receivables Trust, Series
                2006-B, Class A1,
                5.37%, 10/15/07
   7,502,079    Nissan Auto Receivables                                7,502,079
                Owner Trust, Series
                2006-C, Class A1,
                5.49%, 8/15/07


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   2,083,043    USAA Auto Owner                                       $2,083,043
                Trust, Series 2006-2,
                Class A1, 5.16%,
                6/15/07
   4,216,276    USAA Auto Owner                                        4,216,276
                Trust, Series 2006-3,
                Class A1, 5.40%,
                8/15/07
   2,408,611    Volkswagen Auto Lease                                  2,408,611
                Trust, Series 2006-A,
                Class A1, 5.52%,
                8/20/07
   5,000,000    Wachovia Auto Loan                                     5,000,000
                Owner Trust, Series
                2006-1, Class A1,
                5.39%, 10/19/07
   5,100,000    World Omni Auto                                        5,100,000
                Receivables Trust, Series                          -------------
                2006-B, Class A1,
                5.37%, 10/15/07
                                                                      78,405,651
                                                                   -------------

TOTAL ASSET-BACKED SECURITIES                                         87,950,359
(Cost $87,950,357)                                                 -------------

COMMERCIAL PAPER - 31.70%
ASSET-BACKED - 6.39%
   8,000,000    Fairway Finance Co.                                    7,914,671
                LLC, 5.26%, 12/13/06
                (c)(d)
  20,000,000    Falcon Asset                                          19,973,700
                Securitization Corp.,
                5.26%, 10/10/06 (c)(d)
  40,000,000    Windmill Funding                                      39,819,166
                Corp., 5.26%, 11/1/06,
                (LOC ABN-AMRO) (c)(d)
   8,847,000    Yorktown Capital Corp.,                                8,844,415
                5.28%, 10/3/06, (LOC                               -------------
                Bank of America) (d)
                                                                      76,551,952
                                                                   -------------

BANKS - AUSTRALIAN/NEW ZEALAND - 1.24%
  15,000,000    Westpac Trust Australia,                              14,912,000
                5.28%, 11/10/06 (c)(d)                             -------------

BANKS - FOREIGN - 12.05%
  48,800,000    HBOS Treasury Services,                               48,491,943
                5.29%, 11/13/06 (d)
  20,000,000    Lloyds TSB Bank,                                      19,813,689
                5.24%, 12/4/06 (d)
   9,500,000    Northern Rock PLC,                                     9,459,823
                5.25%, 10/30/06 (c)(d)
  12,000,000    Svenska Handelsbank,                                  11,984,250
                Inc., 5.25%,
                10/10/06 (d)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Prime Money Market Fund (cont.)

-------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
  20,000,000    Svenska Handelsbank,                                 $19,889,514
                Inc., 5.28%, 11/7/06 (d)
  35,000,000    Swedbank, 5.08%,                                      34,777,969
                11/15/06 (b)(d)                                    -------------

                                                                     144,417,188
                                                                   -------------

CHEMICALS - 2.49%
  20,000,000    BASF AG, 5.29%,                                       19,888,427
                11/8/06 (c)(d)
  10,000,000    BASF AG, 5.25%,                                        9,937,292
                11/13/06 (c)(d)                                    -------------

                                                                      29,825,719
                                                                   -------------

FINANCE - DIVERSIFIED DOMESTIC - 1.25%
  15,000,000    American Express Credit                               14,975,938
                Corp., 5.25%,
                10/12/06 (d)

FINANCE - DIVERSIFIED FOREIGN - 7.19%
  20,000,000    Greenwich Capital,                                    19,822,422
                5.24%, 12/1/06 (d)
  10,000,000    ING (US) Funding LLC,                                  9,943,233
                5.24%, 11/9/06 (d)
  19,520,000    Societe Generale,                                     19,488,687
                5.25%, 10/12/06 (d)
  37,000,000    UBS Finance, 5.25%,                                   36,940,646
                10/12/06 (d)                                       -------------

                                                                      86,194,988
                                                                   -------------

HEALTHCARE - 1.09%
  13,100,000    Baystate Health System,                               13,048,910
                5.40%, 10/27/06, (LOC                              -------------
                Bank of America) (d)


TOTAL COMMERCIAL PAPER                                               379,926,695
(Cost $379,926,695)                                                -------------

CERTIFICATES OF DEPOSIT - 31.93%
BANKS - CANADA - 4.59%
  30,000,000    Bank of Montreal,                                     30,000,000
                5.32%, 12/18/06
   5,000,000    Bank of Nova Scotia,                                   5,000,329
                5.38%, 2/14/07 (b)
  20,000,000    Toronto Dominion Bank,                                20,000,003
                5.10%, 10/4/06                                     -------------

                                                                      55,000,332
                                                                   -------------

BANKS - DOMESTIC - 16.76%
   5,000,000    Amsouth Bank, 5.33%,                                   5,000,000
                12/1/06
  20,000,000    Bank of the West,                                     20,000,823
                5.39%, 12/22/06
  25,000,000    Branch Banking & Trust,                               25,000,000
                5.26%, 10/23/06
   7,000,000    Citibank, 5.33%,                                       7,000,000
                12/21/06


  SHARES OR
  PRINCIPAL             SECURITY
    AMOUNT             DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
  40,000,000    Credit Suisse First                                 $ 40,000,000
                Boston USA, Inc.,
                5.32%, 10/16/06
  25,000,000    First Tennessee Bank,                                 25,000,000
                5.35%, 11/17/06
  22,000,000    First Tennessee Bank,                                 22,000,000
                5.33%, 12/12/06
   7,500,000    Mercantile Safe Deposit                                7,498,664
                & Trust Co., 5.43%,
                8/22/07
  12,000,000    National City Bank,                                   12,000,664
                5.37%, 3/2/07 (b)
  37,500,000    Suntrust Bank, 5.28%,                                 37,493,973
                9/14/07 (b)                                        -------------

                                                                     200,994,124
                                                                   -------------

BANKS - FOREIGN - 10.58%
  10,000,000    Barclays Bank PLC,                                    10,000,000
                5.09%, 2/28/07
  30,000,000    BNP Paribas, 5.19%,                                   29,999,226
                11/2/06
  37,395,000    Calyon Bank, 4.51%,                                   37,373,958
                10/19/06
  25,000,000    Deutsche Bank, 5.14%,                                 24,998,505
                10/23/06
  12,000,000    Dexia Bank NY, 4.73%,                                 11,974,549
                1/3/07
   5,000,000    Royal Bank of Scotland,                                4,990,213
                4.79%, 1/3/07
   7,500,000    Swedbank, 5.35%,                                       7,498,600
                9/17/07 (b)                                        -------------
                                                                     126,835,051
                                                                   -------------

TOTAL CERTIFICATES OF DEPOSIT                                        382,829,507
(Cost $382,829,509)                                                -------------

CORPORATE BONDS - 25.55%
BANKS - AUSTRALIAN/NEW ZEALAND - 1.25%
  15,000,000    Westpac Banking Corp.,                                15,000,000
                5.30%, 2/16/11 (b)(c)                              -------------

BANKS - DOMESTIC - 1.08%
  13,000,000    Wachovia Bank, NA,                                    13,000,000
                5.34%, 12/4/06 (b)                                 -------------

BANKS - FOREIGN - 1.91%
   5,000,000    Bank of Ireland, 5.31%,                                5,000,000
                9/19/07, (b)(c)
   2,000,000    Credit Suisse First                                    2,005,849
                Boston USA, Inc.,
                5.75%, 4/15/07
   3,000,000    Deutsche Bank                                          3,011,220
                Financial, Inc., 6.70%,
                12/13/06

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   2,625,000    Nationwide Building                                  $ 2,603,942
                Society, 2.63%,
                1/30/07 (c)
  10,200,000    Nationwide Building                                   10,213,670
                Society, 5.62%,                                    -------------
                7/20/07 (b)(c)
                                                                      22,834,681
                                                                   -------------

FINANCE - AUTOMOTIVE - 3.34%
  15,000,000    American Honda                                        15,000,000
                Finance Corp., 5.44%,
                11/7/06 (b)(c)
  10,000,000    American Honda                                         9,998,781
                Finance Corp., 5.35%,
                12/6/06 (b)(c)
   5,000,000    American Honda                                         5,002,913
                Finance Corp., 5.52%,
                2/20/07 (b)(c)
  10,000,000    Toyota Motor Credit                                    9,999,423
                Corp., 5.46%,                                      -------------
                7/2/07 (b)
                                                                      40,001,117
                                                                   -------------

FINANCE - DIVERSIFIED DOMESTIC - 4.17%
  10,000,000    American Express Credit                                9,999,615
                Corp., 5.29%,
                1/9/07 (b)
  40,000,000    Merrill Lynch & Co.,                                  40,000,000
                5.34%, 7/27/07 (b)                                 -------------

                                                                      49,999,615
                                                                   -------------

HOUSEHOLD PRODUCTS - 0.55%
   6,500,000    Colgate-Palmolive Co.,                                 6,596,900
                7.84%, 5/15/07                                     -------------

INFORMATION TECHNOLOGY - 2.09%
  25,000,000    IBM Corp., 5.32%,                                     25,000,000
                10/5/07 (b)(c)                                     -------------

INSURANCE - 7.04%
   5,000,000    Allstate Financial Global                              4,996,570
                Fund, 5.25%, 2/1/07 (c)
  14,535,000    Allstate Life Global                                  14,543,987
                Funding II, 5.58%,
                4/2/07 (b)(c)
   6,500,000    Metropolitan Life Global                               6,461,560
                Funding I, 4.75%,
                6/20/07 (c)
  35,000,000    Monument Global                                       35,034,690
                Funding II, 5.46%,
                6/29/07 (b)(c)
   3,500,000    Pricoa Global Funding I,                               3,500,413
                5.38%, 11/24/06 (b)(c)
  20,000,000    Principal Life Global,                                20,003,586
                5.54%, 11/13/06 (b)(c)                             -------------

                                                                      84,540,806
                                                                   -------------


  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
MANUFACTURING - 0.83%
  10,000,000    Caterpillar Financial                                $ 9,909,817
                Service Corp., 3.00%,                              -------------
                2/15/07
OIL & GAS - 1.24%
  15,000,000    BP Capital Markets PLC,                               14,809,859
                2.63%, 3/15/07                                     -------------
RETAIL - 2.05%
   9,500,000    Costco Wholesale                                       9,505,871
                Corp., 5.50%, 3/15/07
  15,000,000    Wal-Mart Stores,                                      15,048,633
                5.88%, 6/1/07                                      -------------

                                                                      24,554,504
                                                                   -------------

TOTAL CORPORATE BONDS                                                306,247,299
(Cost $306,247,299)                                                -------------

MUNICIPAL BONDS - 3.13%
CALIFORNIA - 0.84%
  10,000,000    Adelanto Public Utility                               10,000,000
                Authorization Revenue,                             -------------
                5.40%, 11/1/34,
                (AMBAC Insured) (b)

FLORIDA - 1.25%
  15,000,000    Florida Hurricane                                     15,000,000
                Catastrophe, 5.34%,                                -------------
                10/15/07 (b)

MICHIGAN - 0.50%
   5,955,000    Oakland County,                                        5,958,930
                5.35%, 4/1/07, (LOC                                -------------
                Oakland County)

NEW MEXICO - 0.33%
   4,000,000    Albuquerque Industrial                                 4,000,000
                Revenue, 5.37%,                                    -------------
                8/1/25, (LOC Wells
                Fargo Bank) (b)

OREGON - 0.21%
   2,565,000    Lake Oswego                                            2,565,000
                Redevelopment Agency                               -------------
                Tax Increment Revenue,
                5.37%, 6/1/20, (LOC
                Wells Fargo Bank) (b)

TOTAL MUNICIPAL BONDS                                                 37,523,930
(Cost $37,523,930)                                                 -------------


46

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.12%
   1,397,406    Wells Fargo Prime                                 $    1,397,406
                Investment Money                                  --------------
                Market Fund

TOTAL INVESTMENT COMPANIES                                             1,397,406
(Cost $1,397,406)                                                 --------------

TOTAL INVESTMENTS                                                  1,195,875,196
(Cost $1,195,875,196) (a) - 99.77%

OTHER ASSETS IN EXCESS OF                                              2,776,298
LIABILITIES - 0.23%                                               --------------

NET ASSETS - 100.00%                                              $1,198,651,494
                                                                  ==============

(a) Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2006. The maturity date represents the actual maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d) Rate represents the effective yield at purchase.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
LOC - Letter of Credit


SEE NOTES TO FINANCIAL STATEMENTS.



                                                                              47

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 89.45%
ALABAMA - 1.92%
   4,800,000    Daphne-Villa Special                                  $4,800,000
                Care Facilities Funding
                Authority Revenue
                (Mercy Medical Project),
                3.75%, 12/1/27, (LOC
                Amsouth Bank) (b)
   3,000,000    Mobile Industrial                                      3,000,000
                Development Board                                   ------------
                Dock & Wharf Revenue,
                3.74%, 6/1/32, (LOC
                Wachovia Bank) (b)
                                                                       7,800,000
                                                                    ------------

ARIZONA - 1.48%
   1,300,000    Apache County IDR,                                     1,300,000
                3.72%, 12/15/18, (LOC
                Bank of New York) (b)
     605,000    Maricopa County                                          605,000
                Industrial Development
                Authority MFHR (Gran
                Victoria Housing LLC),
                3.75%, 4/15/30, (FNMA
                Insured) (b)
   1,500,000    Phoenix IDA, 3.74%,                                    1,500,000
                4/1/28, (LOC Wells
                Fargo Bank) (b)
   2,610,000    State Health Facilities                                2,610,000
                Authority Revenue                                   ------------
                (Community Behavioral
                Health Property),
                3.74%, 8/1/25, (LOC
                Wells Fargo Bank) (b)
                                                                       6,015,000
                                                                    ------------

COLORADO - 7.32%
   1,000,000    Aurora Centretech                                      1,000,000
                Metropolitan District,
                Series A, 3.45%,
                12/1/28, (LOC Banque
                National- Paris) (b)
   1,000,000    Castlewood Ranch                                       1,000,000
                Metropolitan District,
                3.45%, 12/1/34, (LOC
                U.S. Bank) (b)
     740,000    Colorado Springs                                         740,000
                Revenue (Pikes Peak
                Mental Health), 3.74%,
                3/15/23, (LOC Wells
                Fargo Bank) (b)


  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   1,455,000    Colorado Springs                                      $1,455,000
                Revenue (YMCA Pikes
                Peak), 3.74%, 11/1/22,
                (LOC Wells Fargo
                Bank) (b)
   4,300,000    Crystal Valley                                         4,300,000
                Metropolitan District,
                3.74%, 10/1/34, (LOC
                Wells Fargo Bank) (b)
   1,600,000    Denver City & County                                   1,600,000
                Convention Center,
                3.74%, 9/1/25, (FSA
                Insured) (b)
   3,000,000    Douglas County MFHR                                    3,000,000
                (Autumn Chase),
                3.74%, 12/1/29, (LOC
                FHLMC) (b)
   4,810,000    Parker Automotive                                      4,810,000
                Metropolitan District,
                3.45%, 12/1/34, (LOC
                U.S. Bank) (b)
   3,600,000    State Educational &                                    3,600,000
                Cultural Facilities
                Authority (Denver
                Seminary), 3.74%,
                7/1/34, (LOC Wells
                Fargo Bank) (b)
   1,415,000    State Educational &                                    1,415,000
                Cultural Facilities
                Authority (Regis Jesuit
                High School), 3.74%,
                12/1/33, (LOC Wells
                Fargo Bank) (b)
   1,800,000    State Health Facilities                                1,800,000
                Authority Revenue
                (Craig Hospital), 3.74%,
                12/1/20, (LOC Wells
                Fargo Bank) (b)
     300,000    State Health Facilities                                  300,000
                Authority Revenue (The
                Visiting Nurse Corp),
                3.90%, 7/1/22, (LOC
                Wells Fargo Bank) (b)
   2,700,000    University of Colorado                                 2,700,000
                Hospital Authority
                Revenue, Series B,
                3.74%, 11/15/35, (LOC
                Wells Fargo Bank) (b)


48

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   2,000,000    Water Valley                                         $ 2,000,000
                Metropolitan District                               ------------
                Number 002, 3.74%,
                12/1/24, (LOC Wells
                Fargo Bank) (b)
                                                                      29,720,000
                                                                    ------------

DELAWARE - 0.74%
   3,000,000    State Health Facilities                                3,000,000
                Authority Revenue,                                  ------------
                6.25%, 10/1/06, (MBIA
                Insured)

DISTRICT OF COLUMBIA - 2.19%
   4,095,000    American Geophysical                                   4,095,000
                Union, 3.74%, 9/1/23,
                (LOC: Bank of
                America) (b)
   1,700,000    District Revenue                                       1,700,000
                (Internships &
                Academic), 3.78%,
                7/1/36, (LOC Branch
                Banking & Trust) (b)
   3,085,000    Galleria Metropolitan                                  3,085,000
                District, 3.74%,                                    ------------
                12/1/29, (LOC Wells
                Fargo Bank) (b)
                                                                       8,880,000
                                                                    ------------

FLORIDA - 2.21%
   3,000,000    Brevard County                                         3,000,000
                Educational Facilities
                Authority (Institute of
                Technology), 3.74%,
                7/1/32, (LOC Bank of
                America) (b)
     900,000    Collier County Health                                    900,000
                Facilities Authority (The
                Moorings, Inc.), 3.75%,
                12/1/24, (LOC Wachovia
                Bank) (b)
   1,900,000    Dade County IDA                                        1,900,000
                (Dolphins Stadium),
                3.75%, 1/1/16, (LOC
                Societe Generale) (b)
      75,000    Dade County Water &                                       75,000
                Sewer Systems
                Revenue, 3.73%,
                10/5/22, (FGIC
                Insured) (b)


  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   1,900,000    Indiana River County                                 $ 1,900,000
                Revenue (St. Edward's
                School), 3.75%, 7/1/27,
                (LOC Wachovia
                Bank) (b)
   1,200,000    Sunshine State                                         1,200,000
                Government Finance                                  ------------
                Committee, 3.85%,
                7/1/16, (AMBAC
                Insured) (b)
                                                                       8,975,000
                                                                    ------------

GEORGIA - 5.82%
   1,415,000    Clayton County MFHR                                    1,415,000
                (BS Partners), 3.74%,
                9/1/26, (FNMA
                Insured) (b)
     900,000    DeKalb Private Hospital                                  900,000
                Authority (Children's
                Health Care Project),
                3.75%, 12/1/28, (LOC
                Suntrust Bank) (b)
   1,700,000    DeKalb Private Hospital                                1,700,000
                Authority (Egleston
                Children's Hospital),
                3.75%, 3/1/24, (LOC
                Suntrust Bank) (b)
   5,000,000    Fulco Hospital Authority                               5,000,000
                Revenue (Shepherd
                Center, Inc. Project),
                3.75%, 9/1/17, (LOC
                Wachovia Bank) (b)
   2,100,000    Fulton County                                          2,100,000
                Development Authority
                (St. George Village),
                3.74%, 4/1/34, (LOC
                Bank of America) (b)
   3,000,000    Fulton County                                          3,000,000
                Development Authority
                Revenue (Pace
                Academy, Inc. Project),
                3.74%, 7/1/18, (LOC
                Bank of America) (b)
   5,900,000    Hall County Gainesville                                5,900,000
                Hospital Authority
                Revenue (Northeast
                Health), 3.73%,
                5/15/29, (MBIA
                Insured) (b)
   3,600,000    Marietta MFHR, 3.74%,                                  3,600,000
                5/15/07, (FNMA                                      ------------
                Insured) (b)
                                                                      23,615,000
                                                                    ------------

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
IDAHO - 1.49%
   6,000,000    State Tax Anticipation                               $ 6,034,377
                Notes GO, 4.50%,                                    ------------
                6/29/07

ILLINOIS - 14.50%
   3,000,000    Crestwood Tax,                                         3,000,000
                Increment Revenue,
                3.79%, 12/1/23, (LOC
                Fifth Third Bank) (b)
   2,350,000    Galesburg Revenue                                      2,350,000
                (Knox College), 3.75%,
                7/1/24, (LOC LaSalle
                Bank) (b)
   4,800,000    Galesburg Revenue                                      4,800,000
                (Knox College), 3.75%,
                3/1/31, (LOC LaSalle
                Bank) (b)
   2,790,000    State Development                                      2,790,000
                Finance Authority
                Revenue (Westside
                Health), 3.75%,
                12/1/29, (LOC LaSalle
                Bank) (b)
   7,400,000    State Finance Authority                                7,400,000
                Revenue (Proctor
                Hospital), 3.80%,
                1/1/16, (LOC JP Morgan
                Chase Bank) (b)
   4,450,000    State Finance Authority                                4,450,000
                Revenue (Resurrection
                Health), 3.73%,
                5/15/35, (LOC LaSalle
                Bank) (b)
   7,585,000    State Finance Authority                                7,585,000
                Revenue (Resurrection
                Health), Series B,
                3.84%, 5/15/35, (LOC
                JP Morgan Chase
                Bank) (b)
  11,000,000    State Health Facilities                               11,000,001
                Authority Revenue (OSF
                Healthcare System),
                3.83%, 11/15/27, (LOC
                Fifth Third Bank) (b)
   6,450,000    State Health Facilities                                6,450,000
                Authority Revenue
                (Swediah Covenant
                Hospital), 3.75%,
                8/15/33, (LOC JP
                Morgan Chase Bank) (b)


  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   9,000,000    State Health Facilities                              $ 9,000,000
                Authority Revenue                                   ------------
                (University of Chicago
                Hospitals), 3.82%,
                8/15/26, (MBIA
                Insured) (b)
                                                                      58,825,001
                                                                    ------------

INDIANA - 2.94%
   1,700,000    State Health Facilities                                1,700,000
                Finance Authority
                Revenue (Anthony
                Wayne Rehabilitation
                Center), 3.74%, 2/1/31,
                (LOC Wells Fargo
                Bank) (b)
   2,230,000    State Health Facilities                                2,230,000
                Finance Authority
                Revenue (Deaconess
                Hospital), 3.75%,
                1/1/22, (LOC Fifth Third
                Bank) (b)
     800,000    State Health Facilities                                  800,000
                Finance Authority
                Revenue (Golden Years
                Homestead), 3.74%,
                6/1/12, (LOC Wells
                Fargo Bank) (b)
   7,200,000    State Hospital                                         7,200,000
                Equipment Financing                                 ------------
                Authority Revenue,
                3.77%, 12/1/15, (MBIA
                Insured) (b)
                                                                      11,930,000
                                                                    ------------

IOWA - 6.39%
   2,130,000    State Finance Authority                                2,130,000
                Revenue (Health
                Systems), Series A-1,
                3.74%, 2/15/35, (FGIC
                Insured) (b)
   1,550,000    State Finance Authority                                1,550,000
                Revenue (Mississippi
                Valley Regional Blood
                Center), 3.74%, 2/1/23,
                (LOC Wells Fargo
                Bank) (b)
     705,000    State Finance Authority                                  705,000
                Revenue (Putnam
                Museum of History),
                3.74%, 5/1/12, (LOC
                Wells Fargo Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   1,830,000    State Higher Education                              $  1,830,000
                Authority Revenue
                (Palmer Chiropractic),
                3.75%, 4/1/27, (LOC
                LaSalle Bank) (b)
   3,000,000    State School Cash                                      3,012,011
                Anticipation Program,
                4.50%, 1/26/07, (FSA
                Insured)
  12,250,000    State School Cash                                     12,318,959
                Anticipation Program,
                4.50%, 6/28/07, (FSA
                Insured)
   2,250,000    Webster County                                         2,250,000
                Educational Facilities
                Revenue, 3.74%,
                7/1/20, (LOC Wells
                Fargo Bank) (b)
   2,150,000    Woodbury County                                        2,150,000
                Educational Facilities                              ------------
                Revenue, 3.79%,
                11/1/16, (LOC U.S.
                Bank) (b)
                                                                      25,945,970
                                                                    ------------

KANSAS - 0.55%
   2,220,000    State Development                                      2,220,000
                Finance Authority                                   ------------
                Revenue (Village
                Shalom Obligated
                Group), 3.85%,
                11/15/28, (LOC LaSalle
                Bank) (b)

KENTUCKY - 1.73%
   2,040,000    Breckinridge County                                    2,040,000
                Lease Program Revenue,
                3.75%, 12/1/29, (LOC
                U.S. Bank) (b)
   5,000,000    Public Energy Authority                                5,000,000
                (Gas Supply Revenue),                               ------------
                3.86%, 8/1/16, (LOC
                Societe Generale) (b)
                                                                       7,040,000
                                                                    ------------

LOUISIANA - 3.97%
   2,600,000    State GO, 5.50%,                                       2,606,277
                11/15/06, (FGIC
                Insured)


  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   3,500,000    State Offshore Terminal                             $  3,500,000
                Authority Deepwater
                Port Revenue (Loop LLC
                Project), 3.75%,
                10/1/19, (LOC JP
                Morgan Chase Bank) (b)
  10,000,000    State Public Facilities                               10,000,000
                Authority Revenue                                   ------------
                (Community Care),
                3.76%, 7/1/21, (LOC JP
                Morgan Chase Bank) (b)
                                                                      16,106,277
                                                                    ------------

MARYLAND - 2.57%
   8,900,000    Montgomery County                                      8,900,000
                Housing Opportunities
                MFHR (Oakwood
                Apartments), 3.77%,
                11/1/07, (LOC
                FHLMC) (b)
   1,515,000    State Health & Higher                                  1,515,000
                Education Facilities                                ------------
                Revenue (Pooled Loan
                Program), 3.73%,
                1/1/29, (LOC Bank of
                America) (b)
                                                                      10,415,000
                                                                    ------------

MICHIGAN - 0.94%
     300,000    Kent Hospital Finance                                    300,000
                Authority Revenue
                (Spectrum Health),
                3.74%, 1/15/26, (MBIA
                Insured) (b)
   2,000,000    Kent Hospital Finance                                  2,000,000
                Authority Revenue
                (Spectrum Health),
                3.74%, 1/15/26, (MBIA
                Insured) (b)
   1,500,000    Kent Hospital Finance                                  1,500,000
                Authority Revenue                                   ------------
                (Spectrum Health),
                3.74%, 1/15/29, (FGIC
                Insured) (b)
                                                                       3,800,000
                                                                    ------------

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------
MINNESOTA - 5.40%
   1,290,000    Higher Education                                  $   1,290,000
                Facilities Authority
                Revenue (Olaf College),
                3.85%, 10/1/32, (LOC
                Harris Trust) (b)
   5,000,000    Inver Grove Heights                                   5,000,000
                Senior Housing
                Revenue, 3.75%,
                5/15/35, (FNMA
                Insured) (b)
   1,215,000    Midwest Consortium of                                 1,215,000
                Minneapolis Municipal
                Utilities Revenue,
                3.74%, 1/1/25, (LOC
                U.S. Bank) (b)
   8,455,000    Midwest Consortium of                                 8,455,000
                Minneapolis Municipal
                Utilities Revenue,
                3.74%, 10/1/35, (LOC
                U.S. Bank) (b)
     760,000    Minneapolis Revenue                                     760,000
                (Catholic Charities
                Projects), 3.75%,
                11/1/16, (LOC Wells
                Fargo Bank) (b)
   1,200,000    Minnetonka MFHR                                       1,200,000
                (Minnetonka Hills
                Apartments), 3.75%,
                11/15/31, (FNMA
                Insured) (b)
   4,000,000    Oak Park Heights MFHR                                 4,000,000
                (Boutwells Landing),                              -------------
                3.75%, 11/1/35, (LOC
                FHLMC) (b)
                                                                     21,920,000
                                                                  -------------

MISSOURI - 2.73%
   1,900,000    Independence Industrial                               1,900,000
                Development Authority
                MFHR (Mansions
                Project), 3.75%, 8/1/35,
                (LOC FHLMC) (b)
   5,140,000    Kansas City Industrial                                5,140,000
                Development Authority
                MFHR (Cloverset
                Apartments Project),
                3.75%, 9/15/32, (FNMA
                Insured) (b)


  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   2,000,000    State Health &                                    $   2,000,000
                Education Facilities
                Revenue, 3.85%,
                6/1/19, (FSA Insured) (b)
   2,000,000    University of Missouri                                2,043,634
                Health Facilities                                 -------------
                Revenue, 5.50%,
                11/1/16, (AMBAC
                Insured) Prefunded 11/1/06 @ 102
                                                                     11,083,634
                                                                  -------------

NEVADA - 1.23%
   5,000,000    Director State                                        5,000,000
                Department Business &                             -------------
                Industry (Nevada Cancer
                Institute), 3.74%,
                12/1/33, (LOC Bank of
                America) (b)

NORTH CAROLINA - 1.12%
   1,985,000    Charlotte Airport                                     1,985,000
                Revenue, 3.73%,
                7/1/34, (MBIA
                Insured) (b)

   2,550,000    State Medical Care                                    2,550,000
                Common Revenue                                    -------------
                (FlexCap-Lutheran
                Project), 3.74%, 1/1/39,
                (LOC Bank of
                America) (b)
                                                                      4,535,000
                                                                  -------------

OHIO - 1.59%
   5,020,000    Franklin County                                       5,020,000
                Hospital Revenue
                (OhioHealth), 3.73%,
                12/1/28, (LOC National
                City Bank) (b)
   1,000,000    Lucas County Bond                                     1,000,770
                Anticipation Notes,
                3.60%, 10/10/07
     445,000    Warren County Health                                    445,000
                Care Facilities Revenue                           -------------
                (Otterbein Homes
                Project), 3.78%, 7/1/23,
                (LOC Fifth Third
                Bank) (b)
                                                                      6,465,770
                                                                  -------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
OKLAHOMA - 0.37%
   1,500,000    Tulsa Industrial                                  $   1,500,000
                Authority MFHR (Park                              -------------
                Chase Apartments),
                3.75%, 12/15/29,
                (FNMA Insured) (b)

PENNSYLVANIA - 1.97%
   4,000,000    Dauphin County                                        4,000,000
                General Authority
                Health Systems
                Revenue, 3.74%,
                8/15/27, (FSA
                Insured) (b)
   4,000,000    Montgomery County                                     4,000,000
                IDA (Gloria Dei Project),                         -------------
                3.75%, 1/1/23, (LOC
                Citizens Bank) (b)
                                                                      8,000,000
                                                                  -------------

TENNESSEE - 1.36%
   2,985,000    Clarksville Public                                    2,985,000
                Building Authority
                Revenue, 3.85%,
                7/1/31, (LOC Bank of
                America) (b)
   2,550,000    Clarksville Public                                    2,550,000
                Building Authority                                -------------
                Revenue, 3.85%,
                7/1/34, (LOC Bank of
                America) (b)
                                                                      5,535,000
                                                                  -------------

TEXAS - 5.42%
   3,650,000    Aldine Independent                                    3,650,000
                School District, 3.72%,
                6/15/28, (PSF
                Insured) (b)
   2,600,000    Austin County Industrial                              2,600,000
                Development Corp.,
                3.75%, 12/1/14, (LOC
                JP Morgan Chase
                Bank) (b)
   3,115,000    Crawford Educational                                  3,115,000
                Facilities Revenue
                (Woodlands Academy),
                3.80%, 6/1/18, (LOC
                U.S. Bank) (b)


  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   2,535,000    Splendora Higher                                  $   2,535,000
                Education Facilities
                Revenue, 3.74%,
                12/1/26, (LOC Wells
                Fargo Bank) (b)
  10,000,000    State Tax & Revenue                                  10,083,912
                Anticipation Notes,                               -------------
                4.50%, 8/31/07
                                                                     21,983,912
                                                                  -------------

UTAH - 2.10%
   2,800,000    Duchesne School                                       2,800,000
                District Municipal
                Building Authority Lease
                Revenue, 3.79%,
                6/1/21, (LOC U.S. Bank)
                (b)
   2,900,000    Ogden City                                            2,900,000
                Redevelopment Agency
                Tax, Increment Revenue,
                3.74%, 4/1/25, (LOC
                Wells Fargo Bank) (b)
   2,020,000    Salt Lake City Revenue                                2,020,000
                (Valley Mental Health
                Project), 3.74%,
                12/1/21, (LOC Wells
                Fargo Bank) (b)
     805,000    Sanpete County School                                   805,000
                Facilities Revenue                                -------------
                (Wasatch Academy),
                3.79%, 8/1/28, (LOC
                U.S. Bank) (b)
                                                                      8,525,000
                                                                  -------------

VIRGINIA - 0.55%
     885,000    Alexandria IDA (Pooled                                  885,000
                Loan Project), 3.74%,
                7/1/26, (LOC Bank of
                America) (b)
   1,350,000    Roanoke County                                        1,350,000
                Industrial Development                            -------------
                Authority Healthcare
                Facilities Revenue
                (Friendship Manor, Inc.),
                3.75%, 10/1/15, (LOC
                Wachovia Bank) (b)
                                                                      2,235,000
                                                                  -------------

WASHINGTON - 3.63%
   2,200,000    Snohomish County                                      2,200,000
                Public Utility, 3.74%,
                12/1/19, (FSA
                Insured) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
   6,485,000    State Health Care                                 $   6,485,000
                Facilities Revenue
                (Empire Health Services),
                3.75%, 11/1/23, (LOC
                U.S. Bank) (b)
   5,545,000    State Housing &                                       5,545,000
                Finance Commission
                Nonprofit Revenue
                (Overlake School
                Project), 3.74%,
                10/1/29, (LOC Wells
                Fargo Bank) (b)
     500,000    State Public Power                                      500,000
                Supply, 3.74%, 7/1/17,                            -------------
                (LOC Bank of
                America) (b)
                                                                     14,730,000
                                                                  -------------

WISCONSIN - 3.78%
   2,000,000    Kenosha Unified School                                2,001,820
                District, 3.60%, 9/14/07
   3,775,000    School District Cash                                  3,807,782
                Flow Management
                Program, 4.50%,
                9/19/07, (LOC U.S.
                Bank)
   1,125,000    State Health &                                        1,125,000
                Educational Facilities
                Authority Revenue
                (Camillus Health
                Center), 3.76%, 2/1/35,
                (LOC U.S. Bank) (b)
   4,535,000    State Health &                                        4,535,000
                Educational Facilities
                Authority Revenue
                (Gundersen Lutheran),
                3.85%, 12/1/15, (FSA
                Insured) (b)
   1,625,000    State Health &                                        1,625,000
                Educational Facilities
                Authority Revenue
                (Gundersen Lutheran),
                3.84%, 5/1/33, (FGIC
                Insured) (b)
   2,245,000    State Municipalities                                  2,245,000
                Private School Finance                            -------------
                Commission Revenue
                (Fox Valley Lutheran
                High School), 3.80%,
                3/1/23, (LOC U.S.
                Bank) (b)
                                                                     15,339,602
                                                                  -------------


  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------
WYOMING - 1.44%
   1,400,000    Platte County Pollution                           $   1,400,000
                Control Revenue, Series
                A, 3.86%, 7/1/14, (LOC
                National Rural
                Utilities) (b)
   4,460,000    Platte County Pollution                               4,460,000
                Control Revenue, Series
                B, 3.86%, 7/1/14, (LOC
                National Rural
                Utilities) (b)
                                                                      5,860,000
                                                                  -------------

TOTAL MUNICIPAL BONDS                                               363,034,543
(Cost $363,034,543)                                               -------------

COMMERCIAL PAPER - 10.52%
FLORIDA - 2.73%
   2,240,000    Cape Coral, 3.50%,                                    2,240,000
                11/7/06, (LOC Bank of
                America)
   4,500,000    Jacksonville Health                                   4,500,000
                Facilities Authority
                Revenue (Baptist
                Medical Center Project),
                3.20%, 10/13/06, (LOC
                Bank of America)
   4,347,000    State Municipal Power,                                4,347,000
                3.60%, 12/5/06, (LOC                              -------------
                Wachovia Bank)
                                                                     11,087,000
                                                                  -------------
ILLINOIS - 2.08%
   5,995,000    State Health, 3.55%,                                  5,995,000
                12/5/06, (MBIA Insured)
   2,435,000    State Health, 3.55%,                                  2,435,000
                12/5/06, (MBIA Insured)                           -------------
                                                                      8,430,000
                                                                  -------------

NORTH CAROLINA - 1.26%
   5,100,000    City of Charlotte,                                    5,100,000
                3.55%, 2/1/07, (LOC                               -------------
                Suntrust Bank)

TEXAS - 0.93%
   3,750,000    Plano Health Facilities,                              3,750,000
                3.60%, 12/5/06, (MBIA                             -------------
                Insured)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------
WISCONSIN - 1.18%
   4,800,000    State Health, 3.54%,                              $   4,800,000
                12/5/06, (LOC JP                                  -------------
                Morgan Chase Bank)
WYOMING - 2.34%
   9,525,000    Sweetwater County,                                    9,525,000
                Series 88-A, 3.52%,                               -------------
                12/6/06, (LOC
                Barclays Bank)

TOTAL COMMERCIAL PAPER                                               42,692,000
(Cost $42,692,000)                                                -------------

INVESTMENT COMPANIES - 0.32%
   1,310,774    Federated Tax Exempt                                  1,310,774
                Money Market Fund                                 -------------

TOTAL INVESTMENT COMPANIES                                            1,310,774
(Cost $1,310,774)                                                 -------------

TOTAL INVESTMENTS                                                   407,037,317
(Cost $407,037,317) (a) - 100.29%                                 -------------

LIABILITIES IN EXCESS OF OTHER                                       (1,173,268)
ASSETS - (0.29)%                                                  -------------

NET ASSETS - 100.00%                                              $ 405,864,049
                                                                  =============

(a) Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on September 30, 2006. The maturity date represents the actual maturity date.
Abbreviations used are defined below:
AMBAC -- Ambac Assurance Corporation
FGIC -- Financial Guaranty Insurance Co.
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance, Inc.
GO -- General Obligation
IDA -- Industrial Development Authority
IDR -- Industrial Development Revenue
LOC -- Letter of Credit
MBIA -- MBIA Insurance Corporation
MFHR -- Multi-Family Housing Revenue
PSF -- Permanent School Fund

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Treasury Plus Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

  SHARES OR
  PRINCIPAL             SECURITY
   AMOUNT              DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 99.5%
   2,000,000    Merrill Lynch dated                               $   2,000,000
                9/29/06; due 10/02/06                             -------------
                @ 5.00% with a
                maturity value of
                $ 2,000,833 (fully
                collateralized by U.S.
                Government Agency
                Obligations)

TOTAL REPURCHASE AGREEMENTS                                           2,000,000
(Cost $2,000,000)                                                 -------------

INVESTMENT COMPANIES - 0.1%
       1,411    Wells Fargo Prime                                         1,411
                Investment Money                                  -------------
                Market Fund

TOTAL INVESTMENT COMPANIES                                                1,411
(Cost $1,411)                                                     -------------

TOTAL INVESTMENTS                                                     2,001,411
(Cost $2,001,411) (a) - 99.6%

ASSETS IN EXCESS OF OTHER                                                 7,105
LIABILITIES - 0.4%                                                -------------

NET ASSETS - 100.0%                                               $   2,008,516
                                                                  =============

(a) Tax cost of securities is equal to book cost of securities.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of Tamarack Funds Trust:

--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Tamarack Funds Trust, which include Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund, Institutional Tax-Free Money Market Fund and Treasury Plus Money Market Fund (collectively, the "Funds") as of September 30, 2006 and the related statements of operations for the period then ended. We have audited the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period ended September 30, 2006, for the period from August 1, 2004 through September 30, 2004, and for the years ended July 31, 2004 and July 31, 2003 for Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund, and Institutional Tax-Free Money Market Fund. We have audited the statement of changes in net assets and financial highlights for the period ended September 30, 2006 for Treasury Plus Money Market Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our respon sibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund, and Institutional Tax-Free Money Market Fund for the year ended July 31, 2002, were audited by other auditors whose report, dated August 30, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circum stances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the Funds' custodian and brokers; where replies from brokers were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above as of September 30, 2006, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
November 21, 2006

================================================================================
MANAGEMENT (unaudited)
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

T. GERON BELL (65)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (55)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (56)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

RONALD JAMES (55)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

JOHN A. MACDONALD (57)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

H. DAVID RYBOLT (64)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

JAMES R. SEWARD (53)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT (unaudited)
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

WILLIAM B. TAYLOR (61)

POSITION HELD WITH FUND: Trustee; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant (2003-present); Partner (until 2003) Ernst & Young LLP.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

ERIK R. PREUS (41)

POSITION HELD WITH FUND: Trustee; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer, Voyageur Asset Management (2005 to present); Director, Investment Counseling Services, RBC Dain Rauscher (2004-2005); Director, Voyageur Advisory Services, Voyageur Asset Management (2003-2004); Senior Vice President, Divisional Sales Manager, PIMCO Allianz Investments and its predecessor firm, Nicholas Applegate (2001-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

ERIK R. PREUS (41)

POSITION HELD WITH FUND: President and Chief Executive Officer; Since September, 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer, Voyageur Asset Management (2005 to present); Director, Investment Counseling Services, RBC Dain Rauscher (2004-2005); Director, Voyageur Advisory Services, Voyageur Asset Management (2003-2004); Senior Vice President, Divisional Sales Manager, PIMCO Allianz Investments and its predecessor firm, Nicholas Applegate (2001-2003).

--------------------------------------------------------------------------------

DAVID P. LUX (51)

POSITION HELD WITH FUND: Chief Financial Officer and Treasurer; Since
September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Controller, Tamarack Funds, November, 2004-September, 2005; Vice President and Mutual Funds Finance Manager, Voyageur Asset Management (2004-present); Senior Financial Analyst, Voyageur Asset Management (2003-2004); Senior Financial Analyst, RBC Dain Rauscher (1995-2003).

--------------------------------------------------------------------------------

KATHLEEN A. GORMAN (42)

POSITION HELD WITH FUND: Chief Compliance Officer Since April, 2006; and Assistant Secretary Since September, 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director, Asset Management Compliance, RiverSource Investments (2004-2006); Senior Compliance Officer, U.S. Bancorp Asset Management (1994-2004).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT (unaudited)
================================================================================

Executive Officers(1)

--------------------------------------------------------------------------------

MARTIN A. CRAMER (56)

POSITION HELD WITH FUND: Vice President, Senior Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Chief Compliance Officer, Tamarack Funds (2004-2006); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds(3) (2001-2003).

--------------------------------------------------------------------------------

MONICA P. BALLARD (36)

POSITION HELD WITH FUND: Secretary; Since September, 2005 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Associate General Counsel, RBC Dain Rauscher (2004 to present); Counsel, Allianz Life (2002 to 2004); Associate Counsel, American Express Financial Advisors (1996 to 2002).

--------------------------------------------------------------------------------

GORDON TELFER (40)

POSITION HELD WITH FUND: Portfolio Strategist; Since March, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Portfolio Manager, Voyageur Asset Management (2003-present); Senior Portfolio Manager, Alliance Capital Management (2000-2003); Senior Vice President, Global Strategist, Scudder Kemper Investments (1997-2000).

--------------------------------------------------------------------------------

NANCY M. SCINTO (47)

POSITION HELD WITH FUND: Chief Investment Officer, Equity Products; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director and Director of Research, Voyageur Asset Management.

--------------------------------------------------------------------------------

JOHN M. HUBER (38)

POSITION HELD WITH FUND: Chief Investment Officer, Fixed Income Products; Since February, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Fixed Income, Voyageur Asset Management (2004-Present); Principal and Senior Portfolio Manager, Galliard Capital Management (1995-2004).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SUPPLEMENTAL INFORMATION (unaudited)
================================================================================

--------------------------------------------------------------------------------

INFORMATION FOR TAMARACK FUNDS SHAREHOLDERS
REGARDING THE ESTABLISHMENT OF
THE TAMARACK TREASURY PLUS MONEY MARKET FUND
AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

During the semi-annual period, the Tamarack Funds Board of Trustees established the Tamarack Treasury Plus Money Market Fund, a money market fund intended for use by institutional and governmental investors which invests primarily in U.S. Treasury securities and securities collateralized by U.S. Treasury securities. As part of the organizational actions for the new Fund, the Board approved the Investment Advisory Agreement with Voyageur Asset Management Inc. for the Tamarack Treasury Plus Money Market Fund. After evaluating the services to be provided by the Advisor, the proposed advisory fee levels, the Advisor's agreement to reduce its fees and/or pay Fund expenses in order to maintain Fund expenses at or below certain levels for an initial period, as well as the anticipated expenses of the Fund, the Trustees concluded that it was in the best interests of the Fund and its shareholders to approve Voyageur as the investment advisor for a period of one year.

As part of their review of the Agreement, the Trustees received and discussed certain information, including information regarding the advisory services to be performed, qualifications of staffing, and proposed expenses. At an in-person meeting, the Trustees met with representatives from the Advisor's senior management team, as well as senior investment professionals, to discuss this information and Voyageur's intentions with regard to the ongoing management of the Fund. In evaluating the quality of services to be provided to the Fund by Voyageur, the Trustees considered the extensive portfolio management experience of Voyageur, and discussed the expected composition of the portfolio management team, which generally is the same team that manages the other Tamarack money market funds, as well as the strong research capabilities and fundamental analysis performed by the portfolio management team. The Board also considered the operational and compliance structure and systems established by Voyageur and the financial viability of Voyageur.

The Trustees also reviewed the fees payable to Voyageur under the advisory agreement. In this connection, the Trustees reviewed comparative information presented at the meeting regarding investment management fees paid and expenses incurred by similarly situated funds. The Trustees also considered the services provided by, and fees paid to, Voyageur for serving as adviser to other Tamarack money market mutual funds. In connection with their deliberations, the independent Trustees met separately with their independent legal counsel to review the relevant material and consider their responsi bilities under relevant laws and regulations. Finally, the Trustees took into account various advantages and benefits expected to be associated with the creation of this Fund within the Tamarack Funds complex, including operational, compliance and distribution benefits.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to Voyageur were reasonable and fair, the nature and quality of services provided were satisfactory, and concluded that it is in the interest of the Fund and their shareholders for the Trustees to approve the Agreement for the Fund. In arriving at their decision to approve the agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

================================================================================
SUPPLEMENTAL INFORMATION (unaudited)
================================================================================

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES

As a shareholder of the Tamarack Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.

--------------------------------------------------------------------------------

ACTUAL EXPENSES AND PERFORMANCE

The table below provides information about actual account values and actual expenses. You may use the information below, together (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                              ANNUALIZED
                                   BEGINNING           ENDING          EXPENSES PAID         EXPENSE RATIO
                                 ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                     4/1/06           9/30/06        4/1/06 -- 9/30/06     4/1/06 -- 9/30/06
                                ---------------   ---------------   -------------------   ------------------
Prime Money Market Fund           $  1,000.00       $  1,022.10           $  4.06                 0.80%
U.S. Government Money
  Market Fund                        1,000.00          1,021.60              3.90                 0.77%
Tax-Free Money Market
  Fund                               1,000.00          1,013.90              3.53                 0.70%
Institutional Prime Money
  Market Fund                        1,000.00          1,024.70              1.42                 0.28%
Institutional Tax-Free Money
  Market Fund                        1,000.00          1,015.90              1.52                 0.30%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

                                                                                              ANNUALIZED
                                   BEGINNING           ENDING          EXPENSES PAID         EXPENSE RATIO
                                 ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD**        DURING PERIOD
                                    9/1/06           9/30/06        9/1/06 -- 9/30/06     9/1/06 -- 9/30/06
                                ---------------   ---------------   -------------------   ------------------
Treasury Plus Money
  Market Fund                      $ 1,000.00        $ 1,005.00            $ 0.12                 0.15%

** Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

================================================================================
SUPPLEMENTAL INFORMATION (unaudited)
================================================================================

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                                                              ANNUALIZED
                                   BEGINNING           ENDING           EXPENSE PAID         EXPENSE RATIO
                                 ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                     4/1/06           9/30/06        4/1/06 -- 9/30/06     4/1/06 -- 9/30/06
                                 -------------     -------------     -----------------     -----------------
Prime Money Market Fund           $  1,000.00       $  1,021.06           $  4.05                 0.80%
U.S. Government Money
  Market Fund                        1,000.00          1,021.21              3.90                 0.77%
Tax-Free Money Market
  Fund                               1,000.00          1,021.56              3.55                 0.70%
Institutional Prime Money
  Market Fund                        1,000.00          1,023.66              1.42                 0.28%
Institutional Tax-Free Money
  Market Fund                        1,000.00          1,023.56              1.52                 0.30%
Treasury Plus Money Market
  Fund**                             1,000.00          1,024.32              0.76                 0.15%

 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).
** Information shown reflects values using the expense ratios for the period from September 1, 2006 (date of commencement of operations) to September 30, 2006 and has been adjusted to reflect values for the period from April 1, 2006 to September 30, 2006.

================================================================================

================================================================================

This Page Intentionally Left Blank

--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report and the financial statements contained herein are provided for the information of Tamarack Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund's portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2006. The portfolio managers' views are subject to change at any time based on market or other conditions.

NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

Voyageur Asset Management serves as investment adviser for the Tamarack Funds. Tamarack Funds are distributed by Tamarack Distributors Inc., member NASD.





















       VOYAGEUR ASSET MANAGEMENT INC.
               TAMARACK FUNDS

Tamarack Funds
P.O. Box 219757
Kansas City, MO 64121-9757

800-422-2766
www.voyageur.net                                                  TF-MM AR 9-06

     VOYAGEUR ASSET MANAGEMENT INC.
             TAMARACK FUNDS















                 [PHOTO]                   ANNUAL REPORT
                                           ------------------------------------
                                           SEPTEMBER 30, 2006














                  GOVERNMENT INCOME FUND
               QUALITY FIXED INCOME FUND
                    TAX-FREE INCOME FUND

================================================================================

================================================================================

Tamarack Funds

--------------------------------------------------------------------------------

ABOUT YOUR ANNUAL REPORT

This annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: How has my Fund performed against its benchmark both in the last year and over the last ten years (or since inception if less than ten years)? What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

The Tamarack Funds compare their performance against widely used market indices, depending on the market sector or investment style of the particular fund. Fixed income funds are benchmarked against various Lehman Brothers Bond Indices, which show only the performance of the underlying fixed income securities, rather than of a comparable fund that would be available to an average investor.

We hope the financial information presented, as well as the discussion and analysis from your portfolio manager(s), will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.voyageur.net.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund's website at www.voyageur.net; and (iii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) on the Fund's website at www.voyageur.net; and (ii) on the Commission's website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter from the CIO of Fixed Income ........................................   1
Fixed Income Portfolio Managers ............................................   3
Performance Summary ........................................................   5
Government Income Fund
- Management Discussion and Analysis .......................................   7
Quality Fixed Income Fund
- Management Discussion and Analysis .......................................   9
Tax-Free Income Fund
- Management Discussion and Analysis .......................................  11
Financial Statements
- Statements of Assets and Liabilities .....................................  13
- Statements of Operations .................................................  15
- Statements of Changes in Net Assets ......................................  16
Financial Highlights .......................................................  19
Notes To Financial Statements ..............................................  22
Schedules of Portfolio Investments .........................................  33
Notes to Schedules of Portfolio Investments ................................  45
Report of Independent Registered Public Accounting Firm ....................  46
Management .................................................................  47
Share Class Information ....................................................  50
Supplemental Information ...................................................  51

================================================================================
LETTER FROM THE CIO OF FIXED INCOME
================================================================================

--------------------------------------------------------------------------------

Heading into fiscal year 2006, Voyageur advocated a belief that the economy would be better served if the Federal Reserve ("Fed") paused in further monetary policy tightening to avoid a severe economic impact. The Fed finally made that shift in June of 2006 and moved to the sidelines claiming that future moves would be "data-dependent." The Fed's action to conclude raising interest rates was based on its consensus view that the economy was slowing and that "inflation pressures seem likely to moderate over time." Almost as if in concert, data following the Fed's pause seemed to validate its decision. Among the most newsworthy items was the dramatic decline in oil and commodity prices in general, the decline in housing starts, a drop in both industrial production and capacity utilization and most importantly, a decline in core producer prices in August.

The move by the Fed to a "data-dependent" view and supportive economic releases allowed the fixed income markets to speculate as to when the targeted funds rate would first be reduced. Market participants pushed yields lower, in nearly parallel fashion, during the following months by approximately 40-50 basis points for all maturities beyond one year. During the same period, the Fed Funds futures markets began reflecting a reasonable chance for a Fed ease sometime early in the first quarter of 2007. Whether the market's recent rally toward lower interest rates is validated most likely hinges on whether the economy experiences a soft or hard landing. Currently, other than the uncertainty in the housing sector, nothing seems to support the hard landing theory in Voyageur's opinion.

Our outlook is also reflected in diverging market expectations. Bond and equity markets are presently telling conflicting stories. Equity market prices have moved 8-10% higher since the end of June while interest rates are materially lower during that same timeframe. Both cannot be right. The rallies in both markets appear, to some extent, predicated on future expectations for further interest rate declines during 2007. However, recent economic data seems to support the equity markets view. While data is weaker than earlier this year, consumer confidence, employment and spending seems to be holding up reasonably well. Business outlays for capital goods and commercial construction also remain healthy. Both lower energy prices and mortgage rates should also be supportive of economic growth in the future.

The fixed income markets push toward much lower yields and the incorporation of a Fed easing in the first quarter of 2007 appears somewhat ahead of the reality of the data. Recently, several Fed officials have specifically warned that the market's optimism may be premature. This makes the fixed income markets vulnerable to a more realistic alignment with both Fed comments and current economic data. This would suggest that the recent bond market rally may not persist much longer and an upward adjustment to yields may well occur during the upcoming months.

In keeping with the Federal Open Market Committee's ("FOMC") stated balanced risk assessment to the U.S. economy, we expect to see a moderating economy and less pressure on resources. The data on the economy should allow the Fed the opportunity to consider easing interest rates, but we expect that inflation, at above-acceptable levels will keep them from following through with lower interest rates anytime before late in the first quarter of 2007.

================================================================================
LETTER FROM THE CIO OF FIXED INCOME
================================================================================

Voyageur remains cautious on the fixed income markets and these views are reflected in our strategy for the Funds. First, we remain biased toward high quality issuers and cash flows across our fixed income holdings. Spreads in traditional corporate and mortgage backed securities are extremely narrow by almost any measure and seem to have been pushed to extremes by investors hungry for yield. Second, we remain committed to our income based approach to investing even though we are cautious on many sectors and names in the market. We believe security selection and a consistent investment process will help us provide value added returns to our shareholders. Third, we will not time interest rates as a means to generating excess returns for the Funds. We believe it presents too much risk for our shareholders. Finally, we remain keenly aware of opportunities and developing risks in upcoming quarters as we seek to maximize shareholder returns.


/s/ John Huber

John Huber
Chief Investment Officer, Fixed Income Products
Tamarack Funds


                                    [PHOTO]
                                   JOHN HUBER
                            CHIEF INVESTMENT OFFICER
                              FIXED INCOME PRODUCTS

================================================================================
FIXED INCOME PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

Voyageur Asset Management Inc. ("Voyageur"), the investment advisor to the Tamarack Funds, employs a team approach to the management of each of the fixed income funds. Each Fund's management team has access to Voyageur's investment research and other money management resources. The members of Voyageur's fixed income funds team are:

--------------------------------------------------------------------------------

JOHN M. HUBER, CFA
SENIOR MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER - FIXED INCOME
John Huber directs Voyageur's fixed income group. John joined Voyageur in 2004 from Galliard Capital Management where he was a principal and senior portfolio manager, responsible for the firm's total return fixed income effort. Prior to working for Galliard, John was a portfolio manager for Norwest Investment Management where he began his career in 1990. John received a BA from the University of Iowa and an MBA in Finance from the University of Minnesota, Carlson School of Management. He acts as an advisor to the Carlson Funds Enterprise for the University of Minnesota. John is a CFA charterholder and a member of the CFA Society of Minnesota. He also serves on the Board of the YMCA of Metropolitan Minneapolis.

                                    [PHOTO]
                               JOHN M. HUBER, CFA

--------------------------------------------------------------------------------

JAMES A. NORUNGOLO,
CFA VICE PRESIDENT, CREDIT TEAM LEAD, SENIOR PORTFOLIO MANAGER
James Norungolo leads Voyageur's Credit Team which is responsible for conducting our investment process in cash management, high grade and high yield debt, and municipal bonds. In addition, he acts as primary portfolio manager for many of our core and core plus taxable fixed income clients. James joined Voyageur in 1993 and has held several critical roles within the organization including credit/equity analyst, structured product analyst, trading and portfolio administration. Prior to joining Voyageur, James worked for Westport Bank & Trust, NationsBank and Sovran Capital Management. James began his career in the investment industry in 1987. He received a BA from the University of Virginia. James is a CFA charterholder and member of the CFA Society of Minnesota.

                                    [PHOTO]
                             JAMES A. NORUNGOLO, CFA

--------------------------------------------------------------------------------

RAYE C. KANZENBACH, CFA
SENIOR MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER
Raye Kanzenbach is an active member of the Credit Team. He has extensive experience working with taxable and tax-exempt municipal fixed income securities. Prior to his experience at Voyageur, Raye was employed at First Bank where he managed the municipal and money market trust funds. Raye also supervised the municipal and corporate credit analysis areas for the Trust Department and First Bank's investment portfolio. Prior to First Bank, Raye was employed as an investment officer with the St. Paul Companies. Raye began his career in the investment industry in 1973 and joined Voyageur in 1983. He received a BA in Economics from Lawrence University and an MBA in Finance from the University of Michigan. Raye is a CFA charterholder and member of the CFA Society of Minnesota.

                                    [PHOTO]
                             RAYE C. KANZENBACH, CFA

================================================================================
FIXED INCOME PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

RANDAL W. HARRISON, CFA
VICE PRESIDENT, PORTFOLIO SOLUTIONS TEAM LEAD, SENIOR PORTFOLIO MANAGER
Randal Harrison is responsible for leading the Portfolio Solutions Team which specializes in portfolio positioning and trade allocation. He also provides portfolio management of the managed accounts for many of Voyageur's taxable fixed income clients. Prior to joining Voyageur in 1993, Randy was a securities analyst and trader for AEGON USA Insurance Group, where he developed and executed mortgage strategies for their $5 billion mortgage-backed insurance portfolio. Randy began his career in the investment industry in 1990. He received a BS in Finance from Miami University (Ohio) and an MBA from the University of Iowa. Randy is a CFA charterholder and member of the CFA Society of Minnesota.

                                    [PHOTO]
                            RANDAL W. HARRISON, CFA

--------------------------------------------------------------------------------

TODD BRUX, CFA
VICE PRESIDENT, STRUCTURED PRODUCT TEAM LEAD, SENIOR PORTFOLIO MANAGER
Todd Brux leads Voyageur's Structured Product Team which focuses on opportunities in mortgage-backed and asset-backed securities. Prior to his current role, Todd led the firm's Portfolio Analytics Team. Prior to joining Voyageur in 2004, Todd was head trader at GMAC RFC and a senior investment analyst at Galliard Capital Management. Todd has been in the investment industry since 1994. He received a BA in Economics from the University of Wisconsin-Madison. Todd is a CFA charterholder and member of the CFA Society of Minnesota.

                                    [PHOTO]
                                 TODD BRUX, CFA

--------------------------------------------------------------------------------

STEVEN P. ELDREDGE, CFA
MANAGING DIRECTOR, CLIENT PORTFOLIO MANAGEMENT TEAM LEAD, SENIOR PORTFOLIO
MANAGER
Steven Eldredge leads the Client Portfolio Management Team which is responsible for assisting clients in developing portfolio objectives and keeping them informed about Voyageur's fixed income strategies and outlook. Prior to his current role, Steve led the firm's Portfolio Solutions Team. He has an extensive background in both taxable and tax-exempt fixed income securities. Prior to joining Voyageur in 1995, Steve was chief operating officer for the ABT Mutual Fund family. Steve began his career in the investment industry in 1978. He received a BS in Finance from the University of Central Florida. Steve is a CFA charterholder and member of the CFA Society of Minnesota.

                                    [PHOTO]
                            STEVEN P. ELDREDGE, CFA

================================================================================
PERFORMANCE SUMMARY
================================================================================

Average Annual Total Returns as of September 30, 2006

--------------------------------------------------------------------------------

TAMARACK GOVERNMENT INCOME FUND

                                                                                           SINCE
                                                  1 YEAR   3 YEAR   5 YEAR   10 YEAR    INCEPTION (a)
                                                  ------   ------   ------   -------    -------------
Class A (d)
    - Including Maximum
      Sales Charge of 3.75%                       -1.34%    0.34%    2.24%    4.52%        5.04%
    - At Net Asset Value                           2.55%    1.63%    3.03%    4.93%        5.30%
Class C (e)
    - Including Contingent Deferred
      Sales Charge of 1.00%                        0.89%    0.89%    2.27%    4.15%        4.52%
    - At Net Asset Value                           1.88%    0.89%    2.27%    4.15%        4.52%
Class I (d)                                        2.91%    1.91%    3.30%    5.19%        5.62%
Class R (e)                                        2.39%    1.40%    2.79%    4.67%        5.04%
Class S (f)                                        2.79%    1.83%    3.25%    5.17%        5.60%
LB Intermediate Gov't Index*                       3.54%    2.25%    3.70%    5.63%        6.28%

--------------------------------------------------------------------------------

TAMARACK QUALITY FIXED INCOME FUND

                                                                               SINCE
                                                  1 YEAR   3 YEAR   5 YEAR  INCEPTION (b)
                                                  ------   ------   ------  -------------
Class A (d)
   - Including Maximum Sales
     Charge of 3.75%                               -0.78%   1.47%    2.74%    4.14%
   - At Net Asset Value                             3.04%   2.77%    3.53%    4.68%
Class C (e)
   - Including Contingent Deferred
     Sales Charge of 1.00%                          1.32%   2.04%    2.78%    3.92%
   - At Net Asset Value                             2.30%   2.04%    2.78%    3.92%
Class I (d)                                         3.30%   3.06%    3.80%    4.94%
Class R (e)                                         2.87%   2.55%    3.29%    4.44%
Class S (f)                                         3.27%   3.02%    3.78%    4.93%
LB U.S. Aggregate Bond Index*                       3.67%   3.38%    4.81%    5.81%

--------------------------------------------------------------------------------

TAMARACK TAX-FREE INCOME FUND


                                                                                           SINCE
                                                  1 YEAR   3 YEAR   5 YEAR   10 YEAR    INCEPTION (c)
                                                  ------   ------   ------   -------    -------------
Class A (g)
   - Including Maximum Sales
     Charge of 3.75%                               -0.99%   0.85%    2.90%    4.15%         6.11%
   - At Net Asset Value                             2.91%   2.14%    3.68%    4.54%         6.27%
Class C (g)
   - Including Contingent Deferred
     Sales Charge of 1.00%                          1.16%   1.39%    2.92%    3.77%         5.48%
   - At Net Asset Value                             2.15%   1.39%    2.92%    3.77%         5.48%
Class R (g)                                         2.62%   1.87%    3.42%    4.28%         6.00%
Class S                                             3.17%   2.39%    3.94%    4.81%         6.53%
LB Municipal 3-15 year Blend Index*                 3.93%   3.40%    4.64%    5.56%           --
LB Municipal Bond Index*                            4.45%   4.37%    5.17%    5.90%         8.06%

--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPLE VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO MOST RECENT MONTH-END GO TO WWW.VOYAGEUR.NET.

================================================================================
PERFORMANCE SUMMARY
================================================================================

*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities. Index returns are calculated on a monthly basis, but do not include sales fees or operating expenses. You cannot invest directly into indices.

(a) The since inception date (commencement of operations) of the Fund is December 31, 1990.

(b) The since inception date (commencement of operations) of the Fund is May 10, 1999.

(c) The since inception date (commencement of operations) of the Fund is February 22, 1980.

(d) The performance in the table reflects the performance of the former RBC Funds, the predecessors to the Tamarack Funds. The quoted performance of Government Income Fund includes the performance of a common trust fund ("CTF") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Government Income Fund's commencement of operations on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waiver/expense reimbursements (which, if excluded, would cause performance to be lower).

(e) The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).

(f) The inception date for Class S of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class S.

(g) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).

The Lehman Brothers Intermediate Government Bond Index is an unmanaged index that measures the performance of treasury and agency securities with maturities from 1-10 years.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of U.S. Dollar denominated government, investment grade corporate, mortgage-backed and asset-backed securities.

The Lehman Brothers Municipal Bond Index is an unmanaged Index that includes investment-grade, tax-exempt Bonds with maturities greater than one year.

The Lehman Brothers Municipal 3-15 Year Blend Index is an unmanaged index of investment grade municipal bonds with maturities of 2-17 years.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Government Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Relatively high current income consistent with relative stability of principal and safety.

--------------------------------------------------------------------------------

PERFORMANCE

Over the twelve-month period ended September 30, 2006, the Fund returned 2.55% (Class A, at net asset value). The unmanaged Lehman Brothers Intermediate Government Bond Index, our Fund's primary benchmark, returned 3.54% during this time. Our strategy avoids making bets on the direction of interest rates because we believe that over the long-term rate anticipation (or guessing where rates will go) has proven to introduce unacceptable risk to relative returns. We focus on income as the primary source of excess return for our shareholders. We do this by investing on a fundamental basis into securities and sectors which present compelling relative value.

--------------------------------------------------------------------------------

FACTORS THAT MADE POSITIVE CONTRIBUTIONS

     o The Fund's large overweight to high quality structured product made a positive contribution to performance during the fiscal year.

     o The Fund had a significant yield advantage versus the Lehman Brothers Intermediate Government Bond Index.

     o The Fund's tactical use of hybrid adjustable rate mortgage-backed securities aided performance.

--------------------------------------------------------------------------------

FACTORS THAT DETRACTED FROM RELATIVE RETURNS

     o Inflation protected securities underperformed nominal treasuries during this time period detracting from the Fund's performance.

     o The Fund's conservative risk profile limited total returns during this period.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Government Income Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Relatively high current income consistent with relative stability of principal and safety

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers Intermediate Government Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)

                                  [PIE CHART]


         U.S. GOVERNMENT AGENCY OBLIGATIONS             72.96%
         U.S. TREASURY INFLATION PROTECTION BONDS        9.21%
         U.S. TREASURY NOTES                             7.08%
         COLLATERALIZED MORTGAGE OBLIGATIONS             4.52%
         CASH EQUIVALENTS                                3.65%
         MUNICIPAL BONDS                                 1.92%
         ASSET BACKED SECURITIES                         0.66%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/06)
(% OF FUND'S NET ASSETS)

U.S. Treasury Inflation Protection 5.84%   FNMA  4.60%, 07/1/33            3.40%
 Bonds 1.88%, 07/15/13                     Federal Home Loan Bank,         3.26%
FNMA 4.63%, 12/1/11                5.06%    5.25%, 8/5/09
FNMA 4.25%, 7/15/07                4.06%   FNMA 4.50%, 10/15/08            3.20%
FNMA 5.76%, 12/25/11               3.86%   FNMA 4.84%, 2/1/13              3.17%
U.S. Treasury Inflation Protection 3.44%   Banc of America Funding Corp.,  2.98%
 Bonds 2.00%, 07/15/14                      4.15%, 7/25/34

*A listing of all portfolio holdings can be found on page 33.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

                      -----------------------------------
                                                  LEHMAN
                                      CLASS A    BROTHERS
                      -----------------------------------
                      9/30/1996        9,625     10,000
                      -----------------------------------
                      12/31/1996       9,805     10,231
                      -----------------------------------
                      3/31/1997        9,771     10,229
                      -----------------------------------
                      6/30/1997        10,027    10,514
                      -----------------------------------
                      9/30/1997        10,257    10,783
                      -----------------------------------
                      12/31/1997       10,498    11,021
                      -----------------------------------
                      3/31/1998        10,638    11,188
                      -----------------------------------
                      6/30/1998        10,835    11,395
                      -----------------------------------
                      9/30/1998        11,258    11,927
                      -----------------------------------
                      12/31/1998       11,254    11,957
                      -----------------------------------
                      3/31/1999        11,262    11,924
                      -----------------------------------
                      6/30/1999        11,161    11,900
                      -----------------------------------
                      9/30/1999        11,267    12,021
                      -----------------------------------
                      12/31/1999       11,325    12,015
                      -----------------------------------
                      3/31/2000        11,405    12,211
                      -----------------------------------
                      6/30/2000        11,600    12,434
                      -----------------------------------
                      9/30/2000        11,925    12,767
                      -----------------------------------
                      12/31/2000       12,382    13,273
                      -----------------------------------
                      3/31/2001        12,738    13,672
                      -----------------------------------
                      6/30/2001        12,795    13,729
                      -----------------------------------
                      9/30/2001        13,409    14,410
                      -----------------------------------
                      12/31/2001       13,344    14,390
                      -----------------------------------
                      3/31/2002        13,302    14,352
                      -----------------------------------
                      6/30/2002        13,778    14,907
                      -----------------------------------
                      9/30/2002        14,378    15,625
                      -----------------------------------
                      12/31/2002       14,559    15,778
                      -----------------------------------
                      3/31/2003        14,693    15,924
                      -----------------------------------
                      6/30/2003        14,926    16,193
                      -----------------------------------
                      9/30/2003        14,828    16,171
                      -----------------------------------
                      12/31/2003       14,800    16,138
                      -----------------------------------
                      3/31/2004        15,108    16,495
                      -----------------------------------
                      6/30/2004        14,703    16,115
                      -----------------------------------
                      9/30/2004        15,011    16,479
                      -----------------------------------
                      12/31/2004       15,052    16,515
                      -----------------------------------
                      3/31/2005        14,928    16,403
                      -----------------------------------
                      6/30/2005        15,238    16,782
                      -----------------------------------
                      9/30/2005        15,179    16,694
                      -----------------------------------
                      12/31/2005       15,210    16,793
                      -----------------------------------
                      3/31/2006        15,155    16,743
                      -----------------------------------
                      6/30/2006        15,163    16,794
                      -----------------------------------
                      9/30/2006        15,567    17,285
                      -----------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Quality Fixed Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Current income and capital appreciation.

--------------------------------------------------------------------------------

PERFORMANCE

Over the twelve-month period ended September 30, 2006, the Fund produced a return of 3.04% (Class A, at net asset value). The Lehman Brothers U.S. Aggregate Bond Index, the Fund's primary benchmark, returned 3.67% during this time. Our strategy avoids making bets on the direction of interest rates given that over long periods of time, we believe that rate anticipation (or guessing where rates will go) has proven to introduce unacceptable risk to relative returns. Therefore, the Fund's performance over the long-term will generally be the result of cumulating a real, earned income advantage and controlling the portfolio's risk relative to its relevant benchmark.

--------------------------------------------------------------------------------

FACTORS THAT MADE POSITIVE CONTRIBUTIONS

     o During the period, the Fund was positioned using both long-term and very short-term (floating-rate) securities, reducing relative exposure to the "belly" of the yield curve which suffered the greatest price depreciation as interest rates increased over the past year.

     o Our emphasis on issues with comparatively high yields relative to credit and prepayment risk resulted in a material advantage for the Fund over its benchmark in terms of income earned during the period.

     o The Portfolio's 10% allocation to high yield corporate bonds provided a positive benefit as investor's aggressively bought this fixed income sector.

--------------------------------------------------------------------------------

FACTORS THAT DETRACTED FROM RELATIVE RETURNS

     o The Fund's 5% allocation to Inflation Protected Securities (TIPS) underperformed nominal, duration-matched Treasuries during this period.

     o Our investment strategy in the credit markets has been consistently defensive given, general historical spread levels and a moderately growing economy.

     o A bias toward high quality mortgage-backed structures was not rewarded over the past year.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Quality Fixed Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Current income and capital appreciation

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers U.S. Aggregate Bond Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)

                             [PIE CHART]

             CORPORATE BONDS                         29.0%
             COLLATERALIZED MORTGAGE OBLIGATIONS     19.8%
             U.S. GOVERNMENT AGENCY OBLIGATIONS      18.1%
             U.S. GOVERNMENT AGENCY BACKED MORTGAGE  15.3%
             U.S. TREASURY INFLATION PROTECTION       5.4%
             COMMERCIAL MORTGAGE BACKED SECURITIES    4.0%
             U.S. TREASURY BONDS                      3.9%
             MUNICIPAL BONDS                          2.9%
             CASH EQUIVALENTS                         1.2%
             ASSET BACKED SECURITIES                  0.3%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/06)
(% OF FUND'S NET ASSETS)

Countrywide Alternative Loan          2.42%       U.S. Treasury Inflation Protection      1.79%
 Trust, 5.00%, 07/25/19                            Bonds 2.38%, 1/15/25
FNMA 5.76%, 12/25/11                  2.02%       U.S. Treasury Inflation Protection      1.66%
U.S. Treasury Bond,                   1.99%        Bonds 1.88%, 7/15/13
 3.25%, 08/15/08                                  Merrill Lynch Mortgage Investors,       1.65%
U.S. Treasury Inflation Protection    1.99%        Inc. Series 2005-A1
 Bonds 2.00%, 07/15/14                             4.57%, 12/25/34
U.S. Treasury Bond,                   1.97%      FNMA 5.50%, 06/01/23                     1.52%
 3.38%, 10/15/09                                 JP Morgan Commercial Mortgage            1.41%
                                                  Finance Corp., Series 1999-C7,
                                                  6.51%, 10/15/35

*A listing of all portfolio holdings can be found on page 35.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL INVESTMENT SINCE INCEPTION

                                  [FLOW CHART]

                      ------------------------------------
                                                    LEHMAN
                                      CLASS A      BROTHERS
                      ------------------------------------
                      5/11/1999        9,625        10,000
                      ------------------------------------
                      6/30/1999        9,564        12,107
                      ------------------------------------
                      9/30/1999        9,586        12,189
                      ------------------------------------
                      12/31/1999       9,559        12,175
                      ------------------------------------
                      3/31/2000        9,794        12,443
                      ------------------------------------
                      6/30/2000        9,815        12,660
                      ------------------------------------
                      9/30/2000        10,171       13,041
                      ------------------------------------
                      12/31/2000       10,650       13,590
                      ------------------------------------
                      3/31/2001        10,949       14,002
                      ------------------------------------
                      6/30/2001        10,906       14,081
                      ------------------------------------
                      9/30/2001        11,349       14,731
                      ------------------------------------
                      12/31/2001       11,221       14,738
                      ------------------------------------
                      3/31/2002        11,078       14,751
                      ------------------------------------
                      6/30/2002        11,398       15,296
                      ------------------------------------
                      9/30/2002        11,874       15,997
                      ------------------------------------
                      12/31/2002       11,985       16,249
                      ------------------------------------
                      3/31/2003        12,156       16,475
                      ------------------------------------
                      6/30/2003        12,481       16,887
                      ------------------------------------
                      9/30/2003        12,437       16,863
                      ------------------------------------
                      12/31/2003       12,446       16,916
                      ------------------------------------
                      3/31/2004        12,730       17,365
                      ------------------------------------
                      6/30/2004        12,400       16,941
                      ------------------------------------
                      9/30/2004        12,784       17,483
                      ------------------------------------
                      12/31/2004       12,896       17,650
                      ------------------------------------
                      3/31/2005        12,826       17,565
                      ------------------------------------
                      6/30/2005        13,199       18,093
                      ------------------------------------
                      9/30/2005        13,101       17,971
                      ------------------------------------
                      12/31/2005       13,166       18,078
                      ------------------------------------
                      3/31/2006        13,066       17,961
                      ------------------------------------
                      6/30/2006        13,037       17,948
                      ------------------------------------
                      9/30/2006        13,499       18,631
                      ------------------------------------

The graph reflects an initial investment of $10,000 since inception of 5/10/1999 and is based on Class A shares including the maximum sales charge of 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Tax-Free Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Providing the highest level of regular income exempt from federal income tax consistent with stated quality and maturity standards.

--------------------------------------------------------------------------------

PERFORMANCE

For the twelve-month period ended September 30, 2006, the Fund had a total return of 2.91% (Class A, at net asset value) compared to the Lehman Brothers Municipal 3-15 Year Blend Index of 3.93%, and the Lehman Brothers Municipal Bond Index of 4.45%, the Fund's primary and secondary benchmarks, respectively.

--------------------------------------------------------------------------------

FACTORS THAT MADE POSITIVE CONTRIBUTIONS

     o The Fund held longer maturity securities, which experienced stronger returns during the year.

     o We increased holdings in bonds of lower investment grade quality, which had better total returns than higher rated bonds.

     o We sold a number of bonds with early call provisions and purchased bonds with better protection from early calls in order to boost the Funds' yield.

--------------------------------------------------------------------------------

FACTORS THAT DETRACTED FROM RELATIVE RETURNS

     o Most of the bonds in the Fund are rated in the highest credit quality, AAA, which under-performed bonds of lower credit quality. Although we intend to continue purchasing only bonds of investment grade quality (including non-rated bonds that we deem to be of investment grade quality), we expect to invest in more bonds that are rated below A in order to increase the Fund's yield.

     o The Fund began the year with large holdings of bonds with early call provisions, which had lower total returns than non-callable bonds.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Tax-Free Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Providing the highest level of regular income exempt from federal income tax consistent with stated quality and maturity standards

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers Municipal 3-15 Year Blend Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)

                                  [PIE CHART]

                         MUNICIPAL BONDS        97.70%
                         CASH EQUIVALENTS        2.30%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/06)
(% OF FUND'S NET ASSETS)

State Health & Education        5.40%      University of Texas Revenue,    2.77%
 Facilities Authority (Partners             Series B, 5.25%, 8/15/19
 Healthcare), Series C, 5.75%,             Santa Rosa Waste Water          2.76%
 7/1/12                                     Revenue, Series B, 6.00%,
Seattle Municipal Light and     5.26%       9/1/15, (FGIC Insured)
 Power, 5.63%, 12/01/16                    Chicago, Series B, 5.13%,       2.76%
Howell Public Schools, 5.25%    3.94%       01/01/22, (AMBAC Insured)
 05/01/15, (Q-SBLF Insured)                San Antonio Electric & Gas,     2.74%
State Construction Loan,        3.22%       5.38%, 2/1/15
 Series E, 5.38%, 1/1/17                   Anderson School Building Corp., 2.70%
Cook County Township High       2.86%       5.00%, 7/15/17, (FSA Insured)
 School District, 5.50%, 12/01/19

*A listing of all portfolio holdings can be found on page 42.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                [FLOW CHART]

    ------------------------------------------------------------------
                                                             LEHMAN
                                               LEHMAN       BROTHERS
                                              BROTHERS      MUNICIPAL
                                              MUNICIPAL     3-15 YEAR
                     CLASS A      CLASS S     BOND INDEX   BLEND INDEX
    ------------------------------------------------------------------
    9/30/1996         9,629        10,000       10,000       10,000
    ------------------------------------------------------------------
    3/31/1997         9,822        10,213       10,230       10,250
    ------------------------------------------------------------------
    9/30/1997         10,415       10,843       10,902       10,850
    ------------------------------------------------------------------
    3/31/1998         10,765       11,221       11,326       11,228
    ------------------------------------------------------------------
    9/30/1998         11,193       11,682       11,852       11,722
    ------------------------------------------------------------------
    3/31/1999         11,289       11,797       12,029       11,911
    ------------------------------------------------------------------
    9/30/1999         10,963       11,471       11,769       11,774
    ------------------------------------------------------------------
    3/31/2000         11,125       11,655       12,019       12,010
    ------------------------------------------------------------------
    9/30/2000         11,497       12,059       12,496       12,464
    ------------------------------------------------------------------
    3/31/2001         12,205       12,818       13,332       13,227
    ------------------------------------------------------------------
    9/30/2001         12,534       13,180       13,795       13,693
    ------------------------------------------------------------------
    3/31/2002         12,488       13,148       13,840       13,737
    ------------------------------------------------------------------
    9/30/2002         13,587       14,322       15,028       14,900
    ------------------------------------------------------------------
    3/31/2003         13,667       14,425       15,208       15,105
    ------------------------------------------------------------------
    9/30/2003         14,095       14,895       15,613       15,540
    ------------------------------------------------------------------
    3/31/2004         14,373       15,208       16,100       15,911
    ------------------------------------------------------------------
    9/30/2004         14,411       15,266       16,331       16,132
    ------------------------------------------------------------------
    3/31/2005         14,335       15,222       16,529       16,154
    ------------------------------------------------------------------
    9/30/2005         14,593       15,498       16,992       16,532
    ------------------------------------------------------------------
    3/31/2006         14,606       15,531       17,158       16,638
    ------------------------------------------------------------------
    9/30/2006         15,018       15,989       17,749       17,184
    ------------------------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 3.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. The Fund has recently added the Lehman Brothers Municipal 3-15 Year Blend Index as its primary benchmark because Fund management has determined that this benchmark more closely reflects the universe of securities in which the Fund invests.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities
--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

                                                  TAMARACK         TAMARACK         TAMARACK
                                                 GOVERNMENT      QUALITY FIXED      TAX-FREE
                                                 INCOME FUND      INCOME FUND      INCOME FUND
                                                 -----------     -------------     -----------
ASSETS:
Investments, at market value (cost
  $4,760,100; $61,832,460 and
  $19,523,675, respectively)                      $4,672,902       $61,249,145     $20,178,342
Investment of cash collateral for securities
  on loan, at market value (cost
  $341,218; $- and $-, respectively)                 341,218                --              --
                                                 -----------       -----------     -----------
Total Investments                                  5,014,120        61,249,145      20,178,342
Interest and dividends receivable                     28,464           585,818         233,499
Receivable for capital shares issued                     272                22              --
Receivable for investments sold                        1,860            50,437              --
Receivable from advisor                               12,146                --           3,922
Restricted deposits with broker for futures               --           136,033              --
Prepaid expenses                                      12,656            48,854          25,078
                                                 -----------       -----------     -----------
  Total Assets                                     5,069,518        62,070,309      20,440,841
                                                 -----------       -----------     -----------

LIABILITIES:
Cash overdraft                                            --             1,607              --
Distributions payable                                    234            34,181          19,704
Payable for capital shares redeemed                   37,349           100,441          37,470
Payable for investments purchased                         --           679,705              --
Payable upon return of securities on loan            341,218                --              --
Accrued expenses and other payables:
  Investment advisory fees                                --             2,729              --
  Administration fees                                    382             5,053           1,672
  Distribution fees                                      611               107              19
  Trustee fees                                            83                83              83
  Other                                               48,779            92,050          42,431
                                                 -----------       -----------     -----------
   Total Liabilities                                 428,656           915,956         101,379
                                                 -----------       -----------     -----------
   Net Assets                                     $4,640,862       $61,154,353     $20,339,462
                                                 ===========       ===========     ===========

NET ASSETS CONSIST OF:
Capital                                           $5,154,594       $65,087,754     $19,120,875
Undistributed (distributions in excess of)
  net investment income                                 (234)          (34,181)             11
Accumulated net realized gains (losses)
  from investment transactions                      (426,300)       (3,379,342)        563,909
Net unrealized appreciation (depreciation)
  on investments                                     (87,198)         (519,878)        654,667
                                                 -----------       -----------     -----------
   Net Assets                                     $4,640,862       $61,154,353     $20,339,462
                                                 ===========       ===========     ===========

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

                                            TAMARACK          TAMARACK          TAMARACK
                                           GOVERNMENT       QUALITY FIXED       TAX-FREE
                                           INCOME FUND       INCOME FUND       INCOME FUND
                                           -----------      -------------      -----------
NET ASSETS:
Class A                                    $2,931,818        $   405,611       $    70,664
Class I                                     1,537,274          1,091,223                --
Class C                                         3,366              3,479             3,421
Class R                                         8,523              7,198             3,461
Class S                                       159,881         59,646,842        20,261,916
                                           ----------        -----------       -----------
  Total                                    $4,640,862        $61,154,353       $20,339,462
                                           ==========        ===========       ===========

SHARES OUTSTANDING (UNLIMITED NUMBER
  OF SHARES AUTHORIZED, NO PAR VALUE):
Class A                                       293,129             42,809             8,052
Class I                                       153,765            115,132                --
Class C                                           336                367               390
Class R                                           851                760               394
Class S                                        15,999          6,295,471         2,308,732
                                           ----------        -----------       -----------
  Total                                       464,080          6,454,539         2,317,568
                                           ==========        ===========       ===========

NET ASSET VALUES AND REDEMPTION
  PRICE PER SHARE:
Class A (a)                                $    10.00        $      9.47       $      8.78
                                           ==========        ===========       ===========
Class I                                    $    10.00        $      9.48                --
                                           ==========        ===========       ===========
Class C (b)                                $    10.02        $      9.48       $      8.77
                                           ==========        ===========       ===========
Class R                                    $    10.02        $      9.47       $      8.78
                                           ==========        ===========       ===========
Class S                                    $     9.99        $      9.47       $      8.78
                                           ==========        ===========       ===========

MAXIMUM OFFERING PRICE PER SHARE:
Class A                                    $    10.39        $      9.84       $      9.12
                                           ==========        ===========       ===========
Maximum Sales Charge - Class A                   3.75%              3.75%             3.75%
                                           ==========        ===========       ===========

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations

--------------------------------------------------------------------------------

FOR THE YEAR ENDED SEPTEMBER 30, 2006

                                                          TAMARACK         TAMARACK        TAMARACK
                                                         GOVERNMENT     QUALITY FIXED      TAX-FREE
                                                        INCOME FUND      INCOME FUND     INCOME FUND
                                                        -----------     -------------    -----------
INVESTMENT INCOME:
  Interest income                                         $195,057        $3,521,501        $977,268
  Dividend income                                            5,007            49,840          22,780
  Securities lending income (a)                              1,083            22,016              --
                                                          --------        ----------       ---------
   Total Investment Income                                 201,147         3,593,357       1,000,048
                                                          --------        ----------       ---------
EXPENSES:
  Investment advisory fees                                  15,836           407,616         186,075
  Administration fees                                        5,279            67,935          21,891
  Distribution fees - Class A                               16,422             4,539             533
  Distribution fees - Class C                                   33                33              33
  Distribution fees - Class R                                   41                36              18
  Accounting fees                                           16,477            88,310          25,458
  Custodian fees                                               408             2,265             449
  Insurance fees                                            13,180            83,421          27,589
  Legal and Audit fees                                      22,040            37,565          23,835
  Registration and filing fees                              55,838            57,820          49,934
  Shareholder reports                                        6,028            38,553           8,813
  Transfer agent fees                                       62,544           131,314          51,796
  Trustees' fees                                            24,068            24,068          24,068
  Other fees                                                 6,420             8,400           6,548
                                                          --------        ----------       ---------
  Total expenses before fee reductions                     244,614           951,875         427,040
Expenses reduced by:
  Advisor                                                 (197,392)         (485,301)       (245,209)
  Distributor                                               (8,211)           (2,216)           (267)
                                                          --------        ----------       ---------
  Net Expenses                                              39,011           464,358         181,564
                                                          --------        ----------       ---------
NET INVESTMENT INCOME (LOSS)                               162,136         3,128,999         818,484
                                                          --------        ----------       ---------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment
  transactions                                             (33,760)         (905,260)        587,479
Net realized gains (losses) from futures contracts              --           127,278              --
Net change in unrealized appreciation
  (depreciation) on investments                             (5,810)         (381,361)       (766,866)
Net change in unrealized appreciation
  (depreciation) on futures contracts                           --            63,437              --
                                                          --------        ----------       ---------
Net realized/unrealized gains (losses) from
  investments                                              (39,570)       (1,095,906)       (179,387)
                                                          --------        ----------       ---------
Change in net assets resulting from operations            $122,566        $2,033,093        $639,097
                                                          --------        ----------       ---------

(a) For more information on Securities Lending, please see Note 2 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK GOVERNMENT INCOME FUND

                                                                   FOR THE               FOR THE
                                                                  YEAR ENDED            YEAR ENDED
                                                              SEPTEMBER 30, 2006    SEPTEMBER 30, 2005
                                                              ------------------    ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                   $   162,136          $   323,840
  Net realized gains (losses) from investment transactions           (33,760)            (190,233)
  Net change in unrealized appreciation (depreciation) on
   investments                                                        (5,810)              35,069
                                                                 -----------          -----------
Change in net assets resulting from operations                       122,566              168,676
                                                                 -----------          -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                        (127,583)            (171,177)
  Return of capital                                                     (386)                  --
  From net realized gains from investment transactions                    --              (54,709)
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                         (75,779)            (258,641)
  Return of capital                                                     (229)                  --
  From net realized gains from investment transactions                    --              (91,409)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                            (104)                 (77)
  Return of capital                                                       (a)                  --
  From net realized gains from investment transactions                    --                  (29)
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                            (307)                (732)
  Return of capital                                                       (1)                  --
  From net realized gains from investment transactions                    --                 (238)
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                          (6,253)                (484)
  Return of capital                                                      (19)                  --
  From net realized gains from investment transactions                    --                 (156)
                                                                 -----------          -----------
Change in net assets resulting from shareholder
  distributions                                                     (210,661)            (577,652)
                                                                 -----------          -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                        705,550            2,004,117
  Dividends reinvested                                               221,531              505,568
  Cost of shares redeemed                                         (3,134,376)         (15,017,638)
                                                                 -----------          -----------
Change in net assets resulting from capital transactions          (2,207,295)         (12,507,953)
                                                                 -----------          -----------
Net increase (decrease) in net assets                             (2,295,390)         (12,916,929)
NET ASSETS:
Beginning of period                                                6,936,252           19,853,181
                                                                 -----------          -----------
End of period                                                    $ 4,640,862          $ 6,936,252
                                                                 ===========          ===========
Undistributed (distributions in excess of) net investment
  income                                                         $      (234)         $      (898)
                                                                 ===========          ===========
SHARE TRANSACTIONS:
  Issued                                                              70,205              195,123
  Reinvested                                                          22,187               49,167
  Redeemed                                                          (312,669)          (1,461,251)
                                                                 -----------          -----------
Change in shares resulting from capital transactions                (220,277)          (1,216,961)
                                                                 ===========          ===========

(a) Less than $(1) for the class.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK QUALITY FIXED INCOME FUND

                                                               FOR THE          FOR THE
                                                              YEAR ENDED       YEAR ENDED
                                                             SEPTEMBER 30,    SEPTEMBER 30,
                                                                 2006             2005
                                                             -------------    -------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                               $   3,128,999    $   3,807,695
  Net realized gains (losses) from investment transactions
   and futures contracts                                          (777,982)       1,978,342
  Net change in unrealized appreciation (depreciation) on
   investment transactions and futures contracts                  (317,924)      (3,295,161)
                                                             -------------    -------------
Change in net assets resulting from operations                   2,033,093        2,490,876
                                                             -------------    -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                       (40,181)         (49,574)
  Return of capital                                                 (1,274)              --
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                       (64,107)        (329,331)
  Return of capital                                                 (2,032)              --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                          (124)            (116)
  Return of capital                                                     (4)              --
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                          (290)            (794)
  Return of capital                                                     (9)              --
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                    (2,994,299)      (3,504,773)
  Return of capital                                                (94,908)              --
                                                             -------------    -------------
Change in net assets resulting from shareholder
  distributions                                                 (3,197,228)      (3,884,588)
                                                             -------------    -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                    1,160,752        3,565,535
  Dividends reinvested                                           2,954,075        3,360,574
  Cost of shares redeemed                                      (18,753,949)     (38,123,243)
                                                             -------------    -------------
Change in net assets resulting from capital transactions       (14,639,122)     (31,197,134)
                                                             -------------    -------------
Net increase (decrease) in net assets                          (15,803,257)     (32,590,846)
NET ASSETS:
Beginning of period                                             76,957,610      109,548,456
                                                             -------------    -------------
End of period                                                $  61,154,353    $  76,957,610
                                                             =============    =============
Undistributed (distributions in excess of) net investment
  income                                                     $     (34,181)   $    (132,467)
                                                             =============    =============
SHARE TRANSACTIONS:
  Issued                                                           122,850          367,099
  Reinvested                                                       313,026          345,433
  Redeemed                                                      (1,988,327)      (3,916,622)
                                                             -------------    -------------
Change in shares resulting from capital transactions            (1,552,451)      (3,204,090)
                                                             =============    =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK TAX-FREE INCOME FUND

                                                                  FOR THE              FOR THE
                                                                 YEAR ENDED           YEAR ENDED
                                                             SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
                                                             ------------------   ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                  $    818,484         $   911,294
  Net realized gains (losses) from investment transactions           587,479             122,962
  Net change in unrealized appreciation (depreciation) on
   investments                                                      (766,866)           (644,000)
                                                                ------------         -----------
Change in net assets resulting from operations                       639,097             390,256
                                                                ------------         -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                          (3,713)             (5,674)
  From net realized gains from investment transactions                (1,009)             (4,100)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                             (92)                (86)
  From net realized gains from investment transactions                   (21)                (85)
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                            (109)               (102)
  From net realized gains from investment transactions                   (21)                (86)
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                        (814,583)            (905,432)
  From net realized gains from investment transactions              (145,481)            (676,987)
                                                                ------------         -----------
Change in net assets resulting from shareholder
  distributions                                                     (965,029)         (1,592,552)
                                                                ------------         -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                        578,362             710,004
  Dividends reinvested                                               707,749           1,102,471
  Cost of shares redeemed                                         (4,722,444)         (4,009,712)
                                                                ------------         -----------
Change in net assets resulting from capital transactions          (3,436,333)         (2,197,237)
                                                                ------------         -----------
Net increase (decrease) in net assets                             (3,762,265)         (3,399,533)
NET ASSETS:
Beginning of period                                               24,101,727          27,501,260
                                                                ------------         -----------
End of period                                                   $ 20,339,462         $24,101,727
                                                                ============         ===========
Undistributed (distributions in excess of) net investment
  income                                                        $         11         $        24
                                                                ============         ===========
SHARE TRANSACTIONS:
  Issued                                                              65,917              78,648
  Reinvested                                                          80,921             121,571
  Redeemed                                                          (539,934)           (442,707)
                                                                ------------         -----------
Change in shares resulting from capital transactions                (393,096)           (242,488)
                                                                ============         ===========

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Government Income Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                  INVESTMENT ACTIVITIES
                                                   -----------------------------------------------------
                                       NET ASSET       NET       NET REALIZED
                                         VALUE,    INVESTMENT   AND UNREALIZED                TOTAL FROM
                                       BEGINNING     INCOME     GAINS (LOSSES)   REDEMPTION   INVESTMENT
                                       OF PERIOD     (LOSS)     ON INVESTMENTS      FEES      ACTIVITIES
                                       ---------   ----------   --------------   ----------   ----------
CLASS A
Year Ended September 30, 2006         $ 10.14        0.30(a)        (0.05)           (g)         0.25
Year Ended September 30, 2005           10.44        0.24           (0.13)           (g)         0.11
Period Ended September 30, 2004 (e)     10.33        0.10            0.09            (g)         0.19
Year Ended April 30, 2004               10.80        0.23           (0.24)           --         (0.01)
Year Ended April 30, 2003               10.26        0.38            0.54            --          0.92
Year Ended April 30, 2002               10.14        0.51            0.12            --          0.63
CLASS I
Year Ended September 30, 2006         $ 10.13        0.32(a)        (0.03)           (g)         0.29
Year Ended September 30, 2005           10.44        0.15           (0.02)           (g)         0.13
Period Ended September 30, 2004 (e)     10.33        0.11            0.09            (g)         0.20
Year Ended April 30, 2004               10.80        0.26           (0.24)           --          0.02
Year Ended April 30, 2003               10.26        0.40            0.54            --          0.94
Year Ended April 30, 2002               10.14        0.53            0.12            --          0.65
CLASS C
Year Ended September 30, 2006         $ 10.14        0.24(a)        (0.04)           (g)         0.20
Year Ended September 30, 2005           10.44        0.17           (0.14)           (g)         0.03
Period Ended September 30, 2004 (e)     10.33        0.07            0.09            (g)         0.16
Period Ended April 30, 2004 (f)         10.43          -            (0.10)           --         (0.10)
CLASS R
Year Ended September 30, 2006         $ 10.15        0.29(a)        (0.05)           (g)         0.24
Year Ended September 30, 2005           10.45        0.15           (0.08)           (g)         0.07
Period Ended September 30, 2004 (e)     10.33        0.07            0.12            (g)         0.19
Period Ended April 30, 2004 (f)         10.43        0.01           (0.10)           --         (0.09)
CLASS S
Year Ended September 30, 2006         $ 10.13        0.34(a)        (0.06)           (g)         0.28
Year Ended September 30, 2005           10.43        0.27           (0.14)           (g)         0.13
Period Ended September 30, 2004 (e)     10.32        0.11            0.09            (g)         0.20
Period Ended April 30, 2004 (f)         10.42        0.01           (0.10)           --         (0.09)

                                                         DISTRIBUTIONS
                                       --------------------------------------------------
                                                                                            NET ASSET
                                           NET         NET                                    VALUE,
                                       INVESTMENT   REALIZED     RETURN         TOTAL         END OF          TOTAL
                                         INCOME       GAINS    OF CAPITAL   DISTRIBUTIONS     PERIOD         RETURN*
                                       ----------   --------   ----------   -------------   ---------        -------
CLASS A
Year Ended September 30, 2006           (0.39)          --         (g)         (0.39)        $ 10.00          2.55%
Year Ended September 30, 2005           (0.32)       (0.09)        --          (0.41)          10.14          1.12%
Period Ended September 30, 2004 (e)     (0.08)          --         --          (0.08)          10.44          1.87%(b)
Year Ended April 30, 2004               (0.23)       (0.23)        --          (0.46)          10.33         (0.05%)
Year Ended April 30, 2003               (0.38)          --         --          (0.38)          10.80          9.07%
Year Ended April 30, 2002               (0.51)          --         --          (0.51)          10.26          6.28%
CLASS I
Year Ended September 30, 2006           (0.42)          --         (g)         (0.42)        $ 10.00          2.91%
Year Ended September 30, 2005           (0.35)       (0.09)        --          (0.44)          10.13          1.32%
Period Ended September 30, 2004 (e)     (0.09)          --         --          (0.09)          10.44          1.97%(b)
Year Ended April 30, 2004               (0.26)       (0.23)        --          (0.49)          10.33          0.20%
Year Ended April 30, 2003               (0.40)          --         --          (0.40)          10.80          9.34%
Year Ended April 30, 2002               (0.53)          --         --          (0.53)          10.26          6.55%
CLASS C
Year Ended September 30, 2006           (0.32)          --         (g)         (0.32)        $ 10.02          1.88%
Year Ended September 30, 2005           (0.24)       (0.09)        --          (0.33)          10.14          0.30%
Period Ended September 30, 2004 (e)     (0.05)          --         --          (0.05)          10.44          1.56%(b)
Period Ended April 30, 2004 (f)            --           --         --              -           10.33         (0.92%)(b)
CLASS R
Year Ended September 30, 2006           (0.37)          --         (g)         (0.37)        $ 10.02          2.39%
Year Ended September 30, 2005           (0.28)       (0.09)        --          (0.37)          10.15          0.74%
Period Ended September 30, 2004 (e)     (0.07)          --         --          (0.07)          10.45          1.85%(b)
Period Ended April 30, 2004 (f)         (0.01)          --         --          (0.01)          10.33         (0.90%)(b)
CLASS S
Year Ended September 30, 2006           (0.42)          --         (g)         (0.42)        $  9.99          2.79%
Year Ended September 30, 2005           (0.34)       (0.09)        --          (0.43)          10.13          1.30%
Period Ended September 30, 2004 (e)     (0.09)          --         --          (0.09)          10.43          1.97%(b)
Period Ended April 30, 2004 (f)         (0.01)          --         --          (0.01)          10.32         (0.89%)(b)

                                                             RATIOS/SUPPLEMENTAL DATA
                                      -----------------------------------------------------------------------
                                                                      RATIO OF NET
                                                      RATIO OF NET     INVESTMENT      RATIO OF
                                       NET ASSETS,     EXPENSES TO   INCOME (LOSS)    EXPENSES TO   PORTFOLIO
                                      END OF PERIOD      AVERAGE       TO AVERAGE       AVERAGE     TURNOVER
                                         (000'S)       NET ASSETS      NET ASSET      NET ASSETS**   RATE***
                                      -------------   ------------   ------------     ------------  ---------
CLASS A
Year Ended September 30, 2006           $ 2,932          0.83%          2.99%           4.82%           59%
Year Ended September 30, 2005             4,557          1.10%          2.41%           2.65%          103%
Period Ended September 30, 2004 (e)       6,308          1.10%(c)       2.27%(c)        2.02%(c)        13%
Year Ended April 30, 2004                 6,063          1.22%          2.16%           1.50%           77%
Year Ended April 30, 2003                 6,233          1.08%          3.55%           1.33%           67%
Year Ended April 30, 2002                 5,113          1.04%          4.93%           1.29%           35%
CLASS I
Year Ended September 30, 2006           $ 1,537          0.58%          3.20%           4.32%           59%
Year Ended September 30, 2005             2,351          0.85%          2.58%           1.95%          103%
Period Ended September 30, 2004 (e)      13,512          0.85%(c)       2.52%(c)        1.46%(c)        13%
Year Ended April 30, 2004                18,321          0.96%          2.42%           0.99%           77%
Year Ended April 30, 2003                24,375          0.83%          3.82%                (d)        67%
Year Ended April 30, 2002                24,308          0.79%          5.19%                (d)        35%
CLASS C
Year Ended September 30, 2006           $     3          1.58%          2.39%           5.45%           59%
Year Ended September 30, 2005                 3          1.88%          1.68%           3.21%          103%
Period Ended September 30, 2004 (e)           3          1.85%(c)       1.52%(c)        2.55%(c)        13%
Period Ended April 30, 2004 (f)               3          2.02%(c)       1.23%(c)        2.25%(c)        77%
CLASS R
Year Ended September 30, 2006           $     9          1.07%          2.91%           4.84%           59%
Year Ended September 30, 2005                 9          1.35%          2.19%           2.70%          103%
Period Ended September 30, 2004 (e)          26          1.35%(c)       1.68%(c)        2.46%(c)        13%
Period Ended April 30, 2004 (f)               3          1.46%(c)       1.75%(c)        1.61%(c)        77%
CLASS S
Year Ended September 30, 2006           $   160          0.57%          3.45%           4.41%           59%
Year Ended September 30, 2005                16          0.85%          2.75%           2.39%          103%
Period Ended September 30, 2004 (e)           3          0.85%(c)       2.54%(c)        1.48%(c)        13%
Period Ended April 30, 2004 (f)               3          1.01%(c)       2.17%(c)        1.23%(c)        77%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no waivers or reimbursements during the period.
(e)  For the period from May 1, 2004 to September 30, 2004.
(f) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(g)  Less than $0.01 or $(0.01) per share.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Quality Fixed Income Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                   INVESTMENT ACTIVITIES
                                                   -----------------------------------------------------
                                       NET ASSET       NET       NET REALIZED
                                         VALUE,    INVESTMENT   AND UNREALIZED                TOTAL FROM
                                       BEGINNING     INCOME     GAINS (LOSSES)   REDEMPTION   INVESTMENT
                                       OF PERIOD     (LOSS)     ON INVESTMENTS      FEES      ACTIVITIES
                                       ---------   ----------   --------------   ----------   ----------
CLASS A
Year Ended September 30, 2006           $ 9.61        0.41(a)       (0.13)          (g)          0.28
Year Ended September 30, 2005             9.77        0.39          (0.15)          (g)          0.24
Period Ended September 30, 2004 (e)       9.65        0.16           0.13           (g)          0.29
Year Ended April 30, 2004                10.27        0.38          (0.25)           --          0.13
Year Ended April 30, 2003                 9.84        0.41           0.47            --          0.88
Year Ended April 30, 2002                10.06        0.51          (0.15)           --          0.36
CLASS I
Year Ended September 30, 2006           $ 9.62        0.43(a)       (0.13)          (g)          0.30
Year Ended September 30, 2005             9.77        0.33          (0.06)          (g)          0.27
Period Ended September 30, 2004 (e)       9.65        0.17           0.13           (g)          0.30
Year Ended April 30, 2004                10.27        0.37          (0.21)           --          0.16
Year Ended April 30, 2003                 9.84        0.42           0.48            --          0.90
Year Ended April 30, 2002                10.06        0.54          (0.15)           --          0.39
CLASS C
Year Ended September 30, 2006           $ 9.61        0.35(a)       (0.12)          (g)          0.23
Year Ended September 30, 2005             9.77        0.32          (0.15)          (g)          0.17
Period Ended September 30, 2004 (e)       9.65        0.13           0.13           (g)          0.26
Period Ended April 30, 2004 (f)           9.73        0.01          (0.08)           --         (0.07)
CLASS R
Year Ended September 30, 2006           $ 9.61        0.39(a)       (0.13)          (g)          0.26
Year Ended September 30, 2005             9.77        0.35          (0.13)          (g)          0.22
Period Ended September 30, 2004 (e)       9.65        0.16           0.12           (g)          0.28
Period Ended April 30, 2004 (f)           9.73        0.01          (0.08)           --         (0.07)
CLASS S
Year Ended September 30, 2006           $ 9.61        0.43(a)       (0.13)          (g)          0.30
Year Ended September 30, 2005             9.77        0.41          (0.15)          (g)          0.26
Period Ended September 30, 2004 (e)       9.65        0.17           0.13           (g)          0.30
Period Ended April 30, 2004 (f)           9.73        0.01          (0.08)           --         (0.07)


                                                        DISTRIBUTIONS
                                       --------------------------------------------------
                                                                                            NET ASSET
                                           NET         NET                                    VALUE,
                                       INVESTMENT   REALIZED     RETURN         TOTAL         END OF         TOTAL
                                         INCOME       GAINS    OF CAPITAL   DISTRIBUTIONS     PERIOD        RETURN*
                                       ----------   --------   ----------   -------------   ---------     -----------
CLASS A
Year Ended September 30, 2006            (0.39)         --       (0.03)        (0.42)         $ 9.47        3.04%
Year Ended September 30, 2005            (0.40)         --          --         (0.40)           9.61        2.48%
Period Ended September 30, 2004 (e)      (0.17)         --          --         (0.17)           9.77        2.96% (b)
Year Ended April 30, 2004                (0.41)      (0.34)         --         (0.75)           9.65        1.39%
Year Ended April 30, 2003                (0.44)      (0.01)         --         (0.45)          10.27        9.09%
Year Ended April 30, 2002                (0.52)      (0.06)         --         (0.58)           9.84        3.67%
CLASS I
Year Ended September 30, 2006            (0.42)         --       (0.02)        (0.44)         $ 9.48        3.30%
Year Ended September 30, 2005            (0.42)         --          --         (0.42)           9.62        2.84%
Period Ended September 30, 2004 (e)      (0.18)         --          --         (0.18)           9.77        3.18% (b)
Year Ended April 30, 2004                (0.44)      (0.34)         --         (0.78)           9.65        1.54%
Year Ended April 30, 2003                (0.46)      (0.01)         --         (0.47)          10.27        9.33%
Year Ended April 30, 2002                (0.55)      (0.06)         --         (0.61)           9.84        3.93%
CLASS C
Year Ended September 30, 2006            (0.35)         --       (0.01)        (0.36)         $ 9.48        2.30%
Year Ended September 30, 2005            (0.33)         --          --         (0.33)           9.61        1.79%
Period Ended September 30, 2004 (e)      (0.14)         --          --         (0.14)           9.77        2.75% (b)
Period Ended April 30, 2004 (f)          (0.01)         --          --         (0.01)           9.65       (0.72%)(b)
CLASS R
Year Ended September 30, 2006            (0.39)         --       (0.01)        (0.40)         $ 9.47        2.87%
Year Ended September 30, 2005            (0.38)         --          --         (0.38)           9.61        2.23%
Period Ended September 30, 2004 (e)      (0.16)         --          --         (0.16)           9.77        2.96% (b)
Period Ended April 30, 2004 (f)          (0.01)         --          --         (0.01)           9.65       (0.71%)(b)
CLASS S
Year Ended September 30, 2006            (0.42)         --       (0.02)        (0.44)         $ 9.47        3.27%
Year Ended September 30, 2005            (0.42)         --          --         (0.42)           9.61        2.73%
Period Ended September 30, 2004 (e)      (0.18)         --          --         (0.18)           9.77        3.07% (b)
Period Ended April 30, 2004 (f)          (0.01)         --          --         (0.01)           9.65       (0.58%)(b)


                                                             RATIOS/SUPPLEMENTAL DATA
                                      ------------------------------------------------------------------------
                                                                       RATIO OF NET
                                                       RATIO OF NET     INVESTMENT      RATIO OF
                                        NET ASSETS,     EXPENSES TO    INCOME (LOSS)   EXPENSES TO     PORTFOLIO
                                       END OF PERIOD      AVERAGE       TO AVERAGE       AVERAGE       TURNOVER
                                          (000'S)       NET ASSETS       NET ASSETS     NET ASSETS**    RATE***
                                       -------------   ------------    -------------   -------------   ---------
CLASS A
Year Ended September 30, 2006             $   406          0.93%           4.35%           1.89%           65%
Year Ended September 30, 2005               1,188          0.93%           4.02%           1.82%          116%
Period Ended September 30, 2004 (e)         1,257          0.93%(c)        4.07%(c)        1.64%(c)        13%
Year Ended April 30, 2004                   1,128          1.42%           3.56%           1.68%           87%
Year Ended April 30, 2003                     501          1.31%           4.03%           1.56%           79%
Year Ended April 30, 2002                     493          1.22%           5.03%           1.47%           88%
CLASS I
Year Ended September 30, 2006             $ 1,091          0.68%           4.57%           1.39%           65%
Year Ended September 30, 2005               2,511          0.68%           4.32%           1.28%          116%
Period Ended September 30, 2004 (e)        18,990          0.68%(c)        4.39%(c)        1.09%(c)        13%
Year Ended April 30, 2004                  30,990          1.18%           3.83%                (d)        87%
Year Ended April 30, 2003                  47,658          1.06%           4.30%                (d)        79%
Year Ended April 30, 2002                  64,912          0.97%           5.34%                (d)        88%
CLASS C
Year Ended September 30, 2006             $     3          1.62%           3.68%           2.31%           65%
Year Ended September 30, 2005                   3          1.62%           3.33%           2.24%          116%
Period Ended September 30, 2004 (e)             3          1.68%(c)        3.33%(c)        2.09%(c)        13%
Period Ended April 30, 2004 (f)                 3          1.69%(c)        3.03%(c)          (d)(c)        87%
CLASS R
Year Ended September 30, 2006             $     7          1.19%           4.12%           1.96%           65%
Year Ended September 30, 2005                   9          1.18%           3.77%           1.81%          116%
Period Ended September 30, 2004 (e)            20          1.16%(c)        2.92%(c)        1.73%(c)        13%
Period Ended April 30, 2004 (f)                 3          1.13%(c)        3.54%(c)          (d)(c)        87%
CLASS S
Year Ended September 30, 2006             $59,647          0.68%           4.61%           1.39%           65%
Year Ended September 30, 2005              73,246          0.68%           4.28%           1.31%          116%
Period Ended September 30, 2004 (e)        89,278          0.68%(c)        4.34%(c)        1.13%(c)        13%
Period Ended April 30, 2004 (f)            97,237          0.68%(c)        4.37%(c)          (d)(c)        87%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no waivers or reimbursements during the period.
(e)  For the period from May 1, 2004 to September 30, 2004.
(f) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(g)  Less than $0.01 or $(0.01) per share.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Tax-Free Income Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                               INVESTMENT ACTIVITIES
                                                   -----------------------------------------------------
                                       NET ASSET       NET       NET REALIZED
                                         VALUE,    INVESTMENT   AND UNREALIZED                TOTAL FROM
                                       BEGINNING     INCOME     GAINS (LOSSES)   REDEMPTION   INVESTMENT
                                       OF PERIOD     (LOSS)     ON INVESTMENTS      FEES      ACTIVITIES
                                       ---------   ----------   --------------   ----------   ----------
CLASS A
Year Ended September 30, 2006            $8.89        0.30           (0.05)         (g)          0.25
Year Ended September 30, 2005             9.31        0.30           (0.18)         (g)          0.12
Period Ended September 30, 2004 (d)       9.05        0.07            0.26          (g)          0.33
Period Ended June 30, 2004 (e)            9.25        0.06           (0.20)          --         (0.14)
CLASS C
Year Ended September 30, 2006            $8.89        0.24           (0.06)         (g)          0.18
Year Ended September 30, 2005             9.31        0.23           (0.18)         (g)          0.05
Period Ended September 30, 2004 (d)       9.05        0.06            0.26          (g)          0.32
Period Ended June 30, 2004 (e)            9.25        0.05           (0.20)          --         (0.15)
CLASS R
Year Ended September 30, 2006            $8.89        0.28           (0.05)         (g)          0.23
Year Ended September 30, 2005             9.31        0.27           (0.18)         (g)          0.09
Period Ended September 30, 2004 (d)       9.05        0.07            0.26          (g)          0.33
Period Ended June 30, 2004 (e)            9.25        0.06           (0.20)          --         (0.14)
CLASS S
Year Ended September 30, 2006            $8.89        0.33           (0.06)         (g)          0.27
Year Ended September 30, 2005             9.31        0.32           (0.18)         (g)          0.14
Period Ended September 30, 2004 (d)       9.05        0.08            0.26          (g)          0.34
Year Ended June 30, 2004 (f)              9.57        0.32           (0.40)          --         (0.08)
Year Ended June 30, 2003                  9.14        0.35            0.44           --          0.79
Year Ended June 30, 2002                  8.96        0.36            0.18           --          0.54

                                                   DISTRIBUTIONS
                                      ---------------------------------------
                                                                               NET ASSET
                                           NET         NET                       VALUE,
                                       INVESTMENT   REALIZED       TOTAL         END OF         TOTAL
                                         INCOME       GAINS    DISTRIBUTIONS     PERIOD        RETURN*
                                       ----------   --------   -------------     ------        -------
CLASS A
Year Ended September 30, 2006             (0.30)     (0.06)        (0.36)         $8.78         2.91%
Year Ended September 30, 2005             (0.30)     (0.24)        (0.54)          8.89         1.27%
Period Ended September 30, 2004 (d)       (0.07)        --         (0.07)          9.31         3.71% (a)
Period Ended June 30, 2004 (e)            (0.06)        --         (0.06)          9.05        (1.50%)(a)
CLASS C
Year Ended September 30, 2006             (0.24)     (0.06)        (0.30)         $8.77         2.15%
Year Ended September 30, 2005             (0.23)     (0.24)        (0.47)          8.89         0.54%
Period Ended September 30, 2004 (d)       (0.06)        --         (0.06)          9.31         3.53% (a)
Period Ended June 30, 2004 (e)            (0.05)        --         (0.05)          9.05        (1.65%)(a)
CLASS R
Year Ended September 30, 2006             (0.28)     (0.06)        (0.34)         $8.78         2.62%
Year Ended September 30, 2005             (0.27)     (0.24)        (0.51)          8.89         1.01%
Period Ended September 30, 2004 (d)       (0.07)        --         (0.07)          9.31         3.66% (a)
Period Ended June 30, 2004 (e)            (0.06)        --         (0.06)          9.05        (1.55%)(a)
CLASS S
Year Ended September 30, 2006             (0.32)     (0.06)        (0.38)         $8.78         3.17%
Year Ended September 30, 2005             (0.32)     (0.24)        (0.56)          8.89         1.52%
Period Ended September 30, 2004 (d)       (0.08)        --         (0.08)          9.31         3.78% (a)
Year Ended June 30, 2004 (f)              (0.32)     (0.12)        (0.44)          9.05        (0.87%)
Year Ended June 30, 2003                  (0.35)     (0.01)        (0.36)          9.57         8.82%
Year Ended June 30, 2002                  (0.36)        --         (0.36)          9.14         6.12%

                                                                  RATIOS/SUPPLEMENTAL DATA
                                       --------------------------------------------------------------------------
                                                                        RATIO OF NET
                                                        RATIO OF NET      INVESTMENT       RATIO OF
                                         NET ASSETS,     EXPENSES TO     INCOME (LOSS)    EXPENSES TO   PORTFOLIO
                                        END OF PERIOD     AVERAGE        TO AVERAGE        AVERAGE      TURNOVER
                                          (000s)         NET ASSETS       NET ASSETS     NET ASSETS**    RATE***
                                        -------------   ------------    --------------   ------------   ---------
CLASS A
Year Ended September 30, 2006              $    71         1.12%            3.48%            2.41%         45%
Year Ended September 30, 2005                  171         1.24%            3.29%            2.31%          8%
Period Ended September 30, 2004 (d)            166         1.23%(b)         3.20%(b)         1.82%(b)       2%
Period Ended June 30, 2004 (e)                  33         1.24%(b)         3.39%(b)         3.00%(b)      17%
CLASS C
Year Ended September 30, 2006              $     3         1.81%            2.74%            2.95%         45%
Year Ended September 30, 2005                    3         1.96%            2.57%            2.67%          8%
Period Ended September 30, 2004 (d)              3         1.99%(b)         2.54%(b)         2.45%(b)       2%
Period Ended June 30, 2004 (e)                   3         1.98%(b)         2.59%(b)         3.16%(b)      17%
CLASS R
Year Ended September 30, 2006              $     3         1.37%            3.20%            2.49%         45%
Year Ended September 30, 2005                    3         1.52%            3.03%            2.23%          8%
Period Ended September 30, 2004 (d)              3         1.49%(b)         3.03%(b)         1.96%(b)       2%
Period Ended June 30, 2004 (e)                   3         1.48%(b)         3.09%(b)         2.65%(b)      17%
CLASS S
Year Ended September 30, 2006              $20,262         0.83%            3.74%            1.95%         45%
Year Ended September 30, 2005               23,924         0.99%            3.54%            1.81%          8%
Period Ended September 30, 2004 (d)         27,329         0.99%(b)         3.48%(b)         1.43%(b)       2%
Year Ended June 30, 2004 (f)                28,186         0.99%            3.47%            1.35%         17%
Year Ended June 30, 2003                    39,045         0.99%            3.73%            1.04%         15%
Year Ended June 30, 2002                    36,435         0.99%            3.96%                 (c)      12%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The existing class of shares was designated Class S shares as of April 19, 2004.
(g)  Less than $0.01 or $(0.01) per share.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2006
--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This annual report includes the following three investment portfolios ("Funds"):

- Tamarack Government Income Fund ("Government Income Fund")
- Tamarack Quality Fixed Income Fund ("Quality Fixed Income Fund")
- Tamarack Tax-Free Income Fund ("Tax-Free Income Fund")

The Government Income and Quality Fixed Income Funds offer five share classes:
Class A, Class C, Class R, Class I, and Class S shares. The Tax-Free Income Fund offers four share classes: Class A, Class C, Class R and Class S shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R shares (available to certain 401(k) and other employer-sponsored retirement plans), Class I shares (intended for investors meeting certain investment minimum thresholds) and Class S shares (available through certain fee-based programs of broker-dealers or registered investment advisers) are not subject to either a front-end sales charge or a CDSC.

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARD:
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

SECURITY VALUATION:
Bonds and other fixed income securities are generally valued on the basis of prices furnished by pricing services approved by Tamarack's Board of Trustees (the "Board"). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, from a pricing service, the Board has approved pricing and valuation procedures to determine a security's fair value. Investments in open-end investment companies are valued at net asset value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

INVESTMENT TRANSACTIONS AND INCOME:
Investment transactions are recorded one business day after trade date, except for on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:
Each Fund pays the expenses that are directly related to its operations, such as custodian fees or portfolio management fees. Expenses incurred by Tamarack, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund's relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

FINANCIAL INSTRUMENTS:
The Funds may engage in when-issued transactions. A Fund would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on the trade date. Securities purchased on

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

a when-issued basis begin accruing interest on the settlement date. These when-issued securities are identified in the Schedule of Portfolio Investments.

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio or to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would recognize an unrealized gain or loss each day equal to these daily payments.

The Tamarack Quality Fixed Income Fund had the following open futures contracts at September 30, 2006:

                                Number        Expiration      Unrealized        Notional
           Type              of Contracts        Date        Appreciation        Value
           ----              ------------     ----------     ------------       --------
U.S. Treasury Long Bond          40           12/19/2006       $63,437         $4,496,250

DISTRIBUTIONS TO SHAREHOLDERS:
Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g. expiring capital loss carryforward and foreign currency transactions), they are reclassified within a Fund's capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights.

SECURITIES LENDING:
The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to 100% of the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a particular Fund.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent (Wells Fargo Bank) a percentage of the lending income. Securities lending income is presented net of such payments to the lending agent in the financial statements. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Funds assume all risk of loss from a decline in the market value of the collateral investment and any resulting collateral deficiencies. In an effort to reduce these risks, Voyageur and Wells Fargo Bank will monitor the creditworthiness of the borrowers to which the Funds lend securities.

The following summarizes the value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of September 30, 2006. No securities or letters of credit were held by the Fund as collateral as of September 30, 2006.

                                 Value of          Value of
                            Securities Loaned     Collateral
                            -----------------     ----------
Government Income Fund               $332,611       $341,218

See page 47, Notes to Schedules of Portfolio Investments for a detailed breakdown of the investments purchased with the collateral received.

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack has entered into investment advisory agreements with Voyageur, under which Voyageur manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:


                                        Annual Rate
                                        -----------
Government Income Fund                     0.30*
Quality Fixed Income Fund                  0.60%
Tax-Free Income Fund                       0.85%

*Voyageur has voluntarily agreed to waive the advisory fee of 0.30% for the Government Income Fund effective November 1, 2005.

Effective January 28, 2006, Voyageur has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Class S and Class I shares of Government Income Fund, Quality Fixed Income Fund and Tax-Free Income Fund to 0.85%, 0.68% and 0.74%, respectively. Class A, C and R shares vary from these limits only by the addition of class specific 12b-1 fees. These expense limitation agreements are in place until January 31, 2007. Voyageur may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice. The prior expense limitation agreement for Tax-Free Income Fund was superseded by a new expense limitation agreement effective on January 28, 2006. The expense ratio for the fiscal year ended September 30, 2006 for this Fund, as reflected in the Financial Highlights, is a blended rate based on the prior agreement and the expense limitation agreement

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

currently in place as described above. Due to the voluntary waiver of the advisory fee for the Government Income Fund, the expense ratio for the fiscal year ended September 30, 2006, as reflected in the Financial Highlights, is a blended rate of the periods before and after the November 1, 2005 effective date of the waiver.

Voyageur serves as administrator to the Funds and BISYS Fund Services Ohio, Inc. ("BISYS") serves as sub-administrator. Services provided under the administrative services contract includes providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.10% of the Funds' average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

Certain Officers and Trustees of the Funds are affiliated with the adviser or the administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

--------------------------------------------------------------------------------

4. FUND DISTRIBUTION

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") in which Tamarack Distributors, Inc. (the "Distributor") acts as the Funds' distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class.

                          Class A        Class C        Class R
                          -------        -------        -------
12b-1 Plan Fee             0.25%*         1.00%          0.50%

Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

*The maximum Plan fee rate for Class A shares is 0.50%. The Distributor is contractually waiving 0.25% of the total 0.50% Plan fee for Class A through January 31, 2007.

For the fiscal year ended September 30, 2006, the Distributor received commissions of $766 from front-end sales charges of Class A shares of the Funds, of which there were no commissions paid to affiliated broker-dealers. The Distributor received no CDSC fees from the Funds during the period ended September 30, 2006.

--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the fiscal year ended September 30, 2006 were as follows:

                                    Purchases                Sales             Purchases         Sales of
                               (Excl. U.S. Govt.)     (Excl. U.S. Govt.)     of U.S. Govt.      U.S. Govt.
                               ------------------     ------------------     -------------     -----------
Government Income Fund            $    50,686             $   782,954         $ 3,003,607      $ 4,305,738
Quality Fixed Income Fund          19,670,017              21,279,076          24,065,986       35,413,026
Tax Free Income Fund                9,485,107              13,058,555                  --               --

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Tamarack is authorized to issue an unlimited number of shares of beneficial interest ("shares outstanding") without par value. Transactions in shares of the Funds are summarized on the following pages:

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK GOVERNMENT INCOME FUND


                                                       FOR THE             FOR THE
                                                      YEAR ENDED         YEAR ENDED
                                                     SEPTEMBER 30,      SEPTEMBER 30,
                                                         2006                2005
                                                     -------------      -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                        $    539,721        $  1,681,558
  Dividends reinvested                                    137,452             214,010
  Cost of shares redeemed                              (2,248,416)         (3,477,217)
                                                     ------------        ------------
  Change in Class A                                  $ (1,571,243)       $ (1,581,649)
                                                     ------------        ------------
CLASS I
  Proceeds from shares issued                        $     24,319        $    305,611
  Dividends reinvested                                     77,302             289,938
  Cost of shares redeemed                                (882,974)        (11,518,546)
                                                     ------------        ------------
  Change in Class I                                  $   (781,353)       $(10,922,997)
                                                     ------------        ------------
CLASS C
  Proceeds from shares issued                        $         --        $         --
  Dividends reinvested                                        112                  99
  Cost of shares redeemed                                      --                  --
                                                     ------------        ------------
  Change in Class C                                  $        112        $         99
                                                     ------------        ------------
CLASS R
  Proceeds from shares issued                        $        235        $      2,673
  Dividends reinvested                                        351                 929
  Cost of shares redeemed                                  (1,369)            (19,871)
                                                     ------------        ------------
  Change in Class R                                  $       (783)       $    (16,269)
                                                     ------------        ------------
CLASS S
  Proceeds from shares issued                        $    141,274        $     14,275
  Dividends reinvested                                      6,315                 592
  Cost of shares redeemed                                  (1,617)             (2,004)
                                                     ------------        ------------
  Change in Class S                                  $    145,972        $     12,863
                                                     ------------        ------------
Change in net assets from capital transactions       $ (2,207,295)       $(12,507,953)
                                                     ============        ============
SHARE TRANACTIONS:
CLASS A
  Issued                                                   53,801             163,647
  Reinvested                                               13,763              20,815
  Redeemed                                               (223,967)           (338,935)
                                                     ------------        ------------
  Change in Class A                                      (156,403)           (154,473)
                                                     ------------        ------------
CLASS I
  Issued                                                    2,405              29,842
  Reinvested                                                7,744              28,195
  Redeemed                                                (88,404)         (1,120,168)
                                                     ------------        ------------
  Change in Class I                                       (78,255)         (1,062,131)
                                                     ------------        ------------
CLASS C
  Issued                                                       --                  --
  Reinvested                                                   11                   9
  Redeemed                                                     --                  --
                                                     ------------        ------------
  Change in Class C                                            11                   9
                                                     ------------        ------------
CLASS R
  Issued                                                       23                 260
  Reinvested                                                   35                  90
  Redeemed                                                   (136)             (1,950)
                                                     ------------        ------------
  Change in Class R                                           (78)             (1,600)
                                                     ------------        ------------
CLASS S
  Issued                                                   13,976               1,374
  Reinvested                                                  634                  58
  Redeemed                                                   (162)               (198)
                                                     ------------        ------------
  Change in Class S                                        14,448               1,234
                                                     ------------        ------------
Change in shares from capital transactions               (220,277)         (1,216,961)
                                                     ============        ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND

                                                        FOR THE             FOR THE
                                                       YEAR ENDED         YEAR ENDED
                                                     SEPTEMBER 30,       SEPTEMBER 30,
                                                         2006                2005
                                                     -------------       -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                        $    148,244        $    390,049
  Dividends reinvested                                     40,049              43,775
  Cost of shares redeemed                                (940,497)           (483,520)
                                                     ------------        ------------
  Change in Class A                                  $   (752,204)       $    (49,696)
                                                     ------------        ------------
CLASS I
  Proceeds from shares issued                        $        631        $    734,963
  Dividends reinvested                                     45,915             216,194
  Cost of shares redeemed                              (1,431,549)        (17,354,137)
                                                     ------------        ------------
  Change in Class I                                  $ (1,385,003)       $(16,402,980)
                                                     ------------        ------------
CLASS C
  Proceeds from shares issued                        $         --        $         --
  Dividends reinvested                                        137                 115
  Cost of shares redeemed                                      --                  --
                                                     ------------        ------------
  Change in Class C                                  $        137        $        115
                                                     ------------        ------------
CLASS R
  Proceeds from shares issued                        $        238        $      2,141
  Dividends reinvested                                        335                 786
  Cost of shares redeemed                                  (2,083)            (14,245)
                                                     ------------        ------------
  Change in Class R                                  ($     1,510)       ($    11,318)
                                                     ------------        ------------
CLASS S
  Proceeds from shares issued                        $  1,011,639        $  2,438,382
  Dividends reinvested                                  2,867,639           3,099,704
  Cost of shares redeemed                             (16,379,820)        (20,271,341)
                                                     ------------        ------------
  Change in Class S                                  $(12,500,542)       $(14,733,255)
                                                     ------------        ------------
Change in net assets from capital transactions       $(14,639,122)       $(31,197,134)
                                                     ============        ============
SHARE TRANACTIONS:
CLASS A
  Issued                                                   15,718              40,163
  Reinvested                                                4,245               4,501
  Redeemed                                               (100,744)            (49,667)
                                                     ------------        ------------
  Change in Class A                                       (80,781)             (5,003)
                                                     ------------        ------------
CLASS I
  Issued                                                       65              75,742
  Reinvested                                                4,852              22,211
  Redeemed                                               (150,958)         (1,780,428)
                                                     ------------        ------------
  Change in Class I                                      (146,041)         (1,682,475)
                                                     ------------        ------------
CLASS C
  Issued                                                       --                  --
  Reinvested                                                   14                  12
  Redeemed                                                     --                  --
                                                     ------------        ------------
  Change in Class C                                            14                  12
                                                     ------------        ------------
CLASS R
  Issued                                                       25                 220
  Reinvested                                                   36                  81
  Redeemed                                                   (219)             (1,473)
                                                     ------------        ------------
  Change in Class R                                          (158)             (1,172)
                                                     ------------        ------------
CLASS S
  Issued                                                  107,042             250,974
  Reinvested                                              303,879             318,628
  Redeemed                                             (1,736,406)         (2,085,054)
                                                     ------------        ------------
  Change in Class S                                    (1,325,485)         (1,515,452)
                                                     ------------        ------------
Change in shares from capital transactions             (1,552,451)         (3,204,090)
                                                     ============        ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK TAX-FREE INCOME FUND

                                                       FOR THE            FOR THE
                                                      YEAR ENDED        YEAR ENDED
                                                    SEPTEMBER 30,      SEPTEMBER 30,
                                                        2006               2005
                                                    -------------      -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                        $        --        $    22,725
  Dividends reinvested                                     3,077              3,345
  Cost of shares redeemed                               (101,052)           (13,557)
                                                     -----------        -----------
  Change in Class A                                  $   (97,975)       $    12,513
                                                     -----------        -----------
CLASS C
  Proceeds from shares issued                        $        --        $        --
  Dividends reinvested                                       119                170
  Cost of shares redeemed                                     --                 --
                                                     -----------        -----------
  Change in Class C                                  $       119        $       170
                                                     -----------        -----------
CLASS R
  Proceeds from shares issued                        $        --        $        --
  Dividends reinvested                                       137                186
  Cost of shares redeemed                                     --                 --
                                                     -----------        -----------
  Change in Class R                                  $       137        $       186
                                                     -----------        -----------
CLASS S
  Proceeds from shares issued                        $   578,362        $   687,279
  Dividends reinvested                                   704,416          1,098,770
  Cost of shares redeemed                             (4,621,392)        (3,996,155)
                                                     -----------        -----------
  Change in Class S                                  $(3,338,614)       $(2,210,106)
                                                     -----------        -----------
Change in net assets from capital transactions       $(3,436,333)       $(2,197,237)
                                                     ===========        ===========
SHARE TRANACTIONS:
CLASS A
  Issued                                                      --              2,506
  Reinvested                                                 352                369
  Redeemed                                               (11,507)            (1,491)
                                                     -----------        -----------
  Change in Class A                                      (11,155)             1,384
                                                     -----------        -----------
CLASS C
  Issued                                                      --                 --
  Reinvested                                                  14                 19
  Redeemed                                                    --                 --
                                                     -----------        -----------
  Change in Class C                                           14                 19
                                                     -----------        -----------
CLASS R
  Issued                                                      --                 --
  Reinvested                                                  15                 21
  Redeemed                                                    --                 --
                                                     -----------        -----------
  Change in Class R                                           15                 21
                                                     -----------        -----------
CLASS S
  Issued                                                  65,917             76,142
  Reinvested                                              80,540            121,162
  Redeemed                                              (528,427)          (441,216)
                                                     -----------        -----------
  Change in Class S                                     (381,970)          (243,912)
                                                     -----------        -----------
Change in shares from capital transactions              (393,096)          (242,488)
                                                     -----------        -----------

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

7. FEDERAL INCOME TAXES

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

In June 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed its analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of those allowed to be recognized for federal income tax purposes. As of September 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                                                                                   Net Unrealized
                                  Tax Cost        Unrealized       Unrealized       Appreciation
                               of Securities     Appreciation     Depreciation     (Depreciation)
                               -------------     ------------     ------------     --------------
Government Income Fund          $ 5,101,318        $  6,877       $   (94,075)        $ (87,198)
Quality Fixed Income Fund        61,875,890         385,955        (1,012,700)         (626,745)
Tax-Free Income Fund             19,523,675         654,989              (322)          654,667

The tax character of distributions during the fiscal year ended September 30, 2006 was as follows:

                                 Distribution Paid From
                               ---------------------------
                                                   Net              Total                                              Total
                               Ordinary        Long-Term          Taxable          Return         Tax Exempt      Distributions
                                Income       Capital Gains     Distributions     of Capital     Distributions         Paid*
                              ----------     -------------     -------------     ----------     -------------     -------------
Government Income Fund        $  229,652        $     --          $  229,652        $   635         $     --         $  230,287
Quality Fixed Income Fund      3,339,851              --           3,339,851         98,227               --          3,438,078
Tax-Free Income Fund              35,911         146,532             182,443             --          835,188          1,017,631

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

The tax character of distributions during the fiscal year ended September 30, 2005 was as follows:

                                 Distribution Paid From
                               ---------------------------
                                                                                                      Total
                               Ordinary      Net Long-Term     Total Taxable       Tax Exempt      Distributions
                                Income       Capital Gains     Distributions     Distributions         Paid*
                              ----------     -------------     -------------     -------------     -------------
Government Income Fund        $  426,522       $146,541         $  573,063          $     --        $  573,063
Quality Fixed Income Fund      4,024,808             --          4,024,808                --         4,024,808
Tax-Free Income Fund              42,680        681,258            723,938           874,458         1,598,396

*Total Distributions Paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of September 30, 2006 the components of accumulated earnings/(deficits) on a tax basis was as follows:

                  Undist.     Undist.                                       Accum.                                 Total
                    Tax      Long-Term                                   Capital and       Unrealized              Accum.
                  Exempt      Capital       Accum.         Dist.            Other         Appreciation/          Earnings/
                  Income       Gains       Earnings       Payable           Losses         Depreciation         (Deficits)
                 --------    ---------     --------      ---------       -----------      -------------        ------------
Government
 Income Fund     $    --      $     --     $     --      $   (234)       $  (426,300)       $ (87,198)         $  (513,732)
Quality Fixed
 Income Fund          --            --           --       (34,181)        (3,272,475)        (626,745)          (3,933,401)
Tax-Free
 Income Fund      19,715       563,909      583,624       (19,704)                --          654,667            1,218,587

As of September 30, 2006, the following additional information is available regarding capital losses:

The following Funds had net capital loss carryforwards to offset future net capital gains, if any:

                                Capital Loss Carryforward    Expires
                                -------------------------    -------
Government Income Fund                           $ 84,332       2012
                                                    2,532       2013
                                                  272,933       2014
Quality Fixed Income Fund                         672,204       2012
                                                   70,674       2014

As of September 30, 2006, the following Fund had net capital loss carryforwards as successor to a merger and subject to certain limitations on utilization. To the extent that these carryforwards are utilized, it is probable that the realized gains that are offset will not be required to be distributed to shareholders.

                                Capital Loss Carryforward    Expires
                                -------------------------    -------
Quality Fixed Income Fund                           1,604       2009
                                                  702,251       2010
                                                1,229,732       2011

Under current tax law, capital losses realized after October 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2007:

                              Deferred Post-October
                                 Capital Losses
                              ---------------------
Government Income Fund                     $ 66,503
Quality Fixed Income Fund                   596,010

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

8. OTHER FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2006, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2006 Form 1099-DIV. For the fiscal year ended September 30, 2006, the following Fund paid qualified dividend income:

                                  Qualified
                               Dividend Income
                               ---------------
Quality Fixed Income Fund              $22,623

For corporate shareholders the following percentage of the total ordinary income distributions paid during the tax year ended September 30, 2006, qualify for the corporate dividend received deduction for the following Fund:

                                    Percentage
                                    ----------
Quality Fixed Income Fund                0.68%

--------------------------------------------------------------------------------

9. MARKET TIMING

Tamarack strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by Voyageur. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds' prospectus contains a full description of Tamarack's policies on market timing and/or excessive trading. During the fiscal year ended September 30, 2006 the redemption fees collected by each Fund were as follows:

                                       Amounts
                                       -------
Government Income Fund                    $987
Quality Fixed Income Fund                   66

--------------------------------------------------------------------------------

10. SUBSEQUENT EVENT

At its regularly scheduled meeting held on September 21st, 2006, the Tamarack Board of Trustees voted to liquidate the Tamarack Government Income Fund. In making their decision, the Trustees considered, among others things, the relative size of the assets of the Fund, efforts to distribute and grow fund assets since inception, costs associated with ongoing fund operations, registration and distribution. As a result of this decision, the Tamarack Government Income Fund has suspended sales of shares and is no longer accepting new purchases. Shareholders of the Tamarack Government Income Fund have been notified of the pending closure and the liquidating distribution of fund assets is expected to occur on or about December 15, 2006.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Government Income Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 1.93%
CALIFORNIA - 0.85%
      40,000     Rialto Redevelopment                           $       39,603
                 Agency Tax Allocation,                         --------------
                 Series C, 4.60%, 9/1/08,
                 (XLCA Insured)

PENNSYLVANIA - 1.08%
      50,000     Pittsburgh Taxable                                     50,154
                 Pension, Series A,                             --------------
                 6.10%, 3/1/07

TOTAL MUNICIPAL BONDS                                                   89,757
(Cost $90,326)                                                  --------------

ASSET-BACKED SECURITIES - 0.66%
BANKING & FINANCIAL SERVICES - 0.66%
      30,728     Countrywide Home                                       30,800
                 Equity Loan Trust, Series                      --------------
                 2004-G, Class 2A,
                 5.55%, 12/15/29, (b)

TOTAL ASSET-BACKED SECURITIES                                           30,800
(Cost $30,673)                                                  --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.55%
BANKING & FINANCIAL SERVICES - 4.55%
     141,614     Banc of America Funding                               138,205
                 Corp., Series 2004-F,
                 Class 2A7, 4.15%,
                 7/25/34, (b)
      74,379     Countrywide Alternative                                73,046
                 Loan Trust, Series                             --------------
                 2004-12CB, Class 1A1,
                 5.00%, 7/25/19

TOTAL COLLATERALIZED MORTGAGE                                          211,251
OBLIGATIONS                                                     --------------
(Cost $216,617)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 73.47%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 48.57%
     190,000     4.25%, 7/15/07                                        188,593
     150,000     4.50%, 10/15/08                                       148,718
      87,182     Pool # 254958, 4.50%,                                  85,228
                 10/1/13
      85,001     Pool # 387285, 4.41%,                                  82,526
                 3/1/11, (b)
     149,565     Pool # 555191, 4.84%,                                 147,146
                 2/1/13, (b)
     166,491     Pool # 722439, 4.60%,                                 157,944
                 7/1/33, (b)
     104,360     Pool # 725829, 4.02%,                                 101,271
                 6/1/34, (b)


  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
      26,485     Pool # 735023, 4.50%,                          $       25,885
                 11/1/14
     111,801     Pool # 748643, 4.19%,                                 110,260
                 9/1/33, (b)
     244,346     Pool # 760657, 4.63%,                                 235,027
                 12/1/11, (b)
     119,000     Pool # 760762, 4.89%,                                 115,493
                 4/1/12, (b)
      80,621     Pool # 768435, 4.32%,                                  79,587
                 1/1/34, (b)
     113,694     Pool # 770140, 4.25%,                                 111,718
                 3/1/34, (b)
     137,319     Pool # 800165, 5.04%,                                 134,787
                 12/1/34, (b)
     136,817     Pool # 809347, 4.17%,                                 133,357
                 1/1/35, (b)
      63,696     Pool # 841068, 4.19%,                                  62,979
                 11/1/34, (b)
      15,793     Series 2002-M3, Class B,                               15,446
                 4.37%, 9/25/10
     173,000     Series 2002-T3, Class B,                              178,990
                 5.76%, 12/25/11
      29,779     Series 2002-W11, Class                                 29,446
                 AF5, 4.98%,
                 11/25/32, (b)
      48,730     Series 2003-T1, Class A,                               46,999
                 3.81%, 11/25/12
      65,000     Series 2005-W2, Class                                  62,589
                 A8, 5.41%, 5/25/35                             --------------
                                                                     2,253,989
                                                                --------------

FEDERAL HOME LOAN BANK - 9.92%
     150,000     5.25%, 8/5/09                                         151,144
     100,000     Series 439, 3.63%,                                     97,281
                 11/14/08
     110,000     Series 455, 3.00%,                                    105,126
                 4/15/09
     110,000     Series 498, 3.88%,                                    106,772
                 1/15/10                                        --------------
                                                                       460,323
                                                                --------------

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 2.83%
      34,516     Pool # 1B0899, 3.92%,                                  34,010
                 6/1/33, (b)
      28,000     Series 2707, Class OD,                                 27,742
                 5.00%, 12/15/17
      70,000     Series T-60, Class 1A4C,                               69,539
                 5.40%, 3/25/44, (b)                            --------------
                                                                       131,291
                                                                --------------

SMALL BUSINESS ADMINISTRATION - 12.15%
     105,659     Pool # 507261, 5.65%,                                 106,148
                 5/25/30, (b)
      38,635     Pool # 507363, 5.61%,                                  38,768
                 7/25/30, (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Government Income Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
     123,686     Series 2003-10B, Class 1,                      $      121,549
                 4.88%, 9/10/13
      56,502     Series 2005-20A, Class 1,                              55,267
                 4.86%, 1/1/25
     108,724     Series 2005-20B, Class 1,                             104,770
                 4.63%, 2/1/25
      39,486     Series 2005-20E, Class 1,                              38,539
                 4.84%, 5/1/25
     101,483     Series 2005-P10A,                                      98,647
                 Class 1, 4.64%, 2/10/15                        --------------
                                                                       563,688
                                                                --------------

TOTAL U.S. GOVERNMENT AGENCY                                         3,409,291
OBLIGATIONS                                                     --------------
(Cost $3,483,853)

U.S. TREASURY INFLATION PROTECTION
BONDS - 9.28%
     251,000     1.88%, 7/15/13 (d)                                    270,906
     151,000     2.00%, 7/15/14 (d)                                    159,770
                                                                --------------

TOTAL U.S. TREASURY INFLATION                                          430,676
PROTECTION BONDS                                                --------------
(Cost $440,168)

U.S. TREASURY NOTES - 7.13%
      30,000     3.63%, 6/30/07 (c)                                     29,695
     108,000     3.50%, 2/15/10 (c)                                    104,292
      75,000     4.25%, 8/15/15 (c)                                     72,958
     125,000     4.50%, 2/15/16 (c)                                    123,745
                                                                --------------

TOTAL U.S. TREASURY NOTES                                              330,690
(Cost $328,026)                                                 --------------

INVESTMENT COMPANIES - 3.67%
     170,437     Wells Fargo 100%                                      170,437
                 Treasury Money Market                          --------------
                 Fund

TOTAL INVESTMENT COMPANIES                                             170,437
(Cost $170,437)                                                 --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON
LOAN - 7.35%
     341,218     Various Securities (see                               341,218
                 Notes to Schedules of                          --------------
                 Portfolio Investments for
                 collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL                                    341,218
FOR SECURITIES ON LOAN                                          --------------
(Cost $341,218)

TOTAL INVESTMENTS                                                    5,014,120
(Cost $5,101,318) (a) - 108.04%                                 --------------


  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER                                  $     (373,258)
ASSETS - (8.04)%                                                --------------

NET ASSETS - 100.00%                                            $    4,640,862
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2006. The maturity date represents the actual maturity date.
(c) All or part of this security has been loaned as of September 30, 2006.
(d) TIP Security - par is not adjusted for inflation.

Abbreviations used are defined below: XLCA - XL Capital Assurance, Inc.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund
--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 2.89%
ARIZONA - 0.32%
     100,000     Tucson Certificate of                          $       96,836
                 Participation, 4.30%,
                 7/1/10 (LOC: MBIA)
     105,000     Tucson Certificate of                                 101,856
                 Participation, 4.55%,                          --------------
                 7/1/11 (LOC: MBIA)
                                                                       198,692
                                                                --------------

CALIFORNIA - 1.29%
     370,000     Alameda County Pension                                314,526
                 Obligation, Series B,
                 0.00%, 12/1/09 (LOC:
                 MBIA)
     355,000     Los Angeles Community                                 344,918
                 Redevelopment Agency,
                 5.90%, 9/1/35 (LOC:
                 RADIAN)
     135,000     San Diego Metro                                       130,318
                 Transportation                                 --------------
                 Development Board,
                 3.86%, 12/1/09 (LOC:
                 MBIA)
                                                                       789,762
                                                                --------------

INDIANA - 0.34%
     210,000     State Bond Bank                                       207,264
                 Revenue, 5.26%,                                --------------
                 7/15/18 (FGIC Insured)

NEW JERSEY - 0.32%
     195,000     New Jersey Economic                                   194,899
                 Development Authority                          --------------
                 Revenue, Series B,
                 5.18%, 11/1/15

TEXAS - 0.62%
     390,000     San Antonio Convention                                377,138
                 Center Hotel Finance                           --------------
                 Corp. Contract Revenue,
                 5.10%, 7/15/20 (LOC:
                 AMBAC)

TOTAL MUNICIPAL BONDS                                                1,767,755
(Cost $1,810,999)                                               --------------

ASSET BACKED SECURITIES - 0.35%
BANKING & FINANCIAL SERVICES - 0.35%
      74,624     Countrywide Home                                       74,800
                 Equity Loan Trust, Series
                 2004-G, Class 2A,
                 5.55%, 12/15/29 (b)


  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
       8,262     New Century Home                               $        8,228
                 Equity Loan Trust, Series
                 1997-NC5, Class A6,
                 6.70%, 10/25/28 (b)
     129,979     Vanderbilt Mortgage                                   129,435
                 Finance, Series 2002-C,                        --------------
                 Class A2, 4.23%, 2/7/15

TOTAL ASSET BACKED SECURITIES                                          212,463
(Cost $212,734)                                                 --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.83%
BANKING & FINANCIAL SERVICES - 19.83%
     722,231     Banc of America                                       704,844
                 Funding Corp., Series
                 2004-F, Class 2A7,
                 4.15%, 7/25/34 (b)
     159,109     Banc of America                                       155,511
                 Funding Corp., Series
                 2005-D, Class B1,
                 4.11%, 5/25/35 (b)
     594,367     Banc of America                                       592,800
                 Funding Corp., Series
                 2006-A, Class 2A1,
                 5.43%, 2/25/36 (b)
     334,717     Bank of America                                       326,244
                 Mortgage Securities,
                 Series 2003-J, Class B2b,
                 4.17%, 11/25/33 (b)
     271,341     Bank of America                                       261,738
                 Mortgage Securities,
                 Series 2004-D, Class
                 B1b, 3.96%, 5/25/34 (b)
     574,291     Bear Stearns Adjustable                               568,187
                 Rate Mortgage Trust,
                 Series 2003-9, Class
                 3A2, 4.98%, 2/25/34 (b)
      94,403     Citigroup Mortgage                                     92,840
                 Loan Trust, Inc., Series
                 2005-3, Class 2A2A,
                 4.70%, 6/25/35
   1,506,176     Countrywide Alternative                             1,479,182
                 Loan Trust, Series
                 2004-12CB, Class 1A1,
                 5.00%, 7/25/19
     884,000     Countrywide Alternative                               864,260
                 Loan Trust, Series
                 2005-4, Class 1A5,
                 4.97%, 7/25/35 (b)
     520,762     Countrywide Alternative                               521,865
                 Loan Trust, Series
                 2005-73CB, Class 1A1,
                 5.50%, 1/25/36
     364,130     Countrywide Alternative                               368,050
                 Loan Trust, Series
                 2006-9T1, Class A7,
                 6.00%, 5/25/36

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
     174,485     CS First Boston                                $      172,591
                 Mortgage Securities
                 Corp., 5.00%, 10/25/19
     597,347     GSR Mortgage Loan                                     588,228
                 Trust, Series 2005-AR7,
                 Class 2A1, 4.56%,
                 11/25/35 (b)
     480,000     Homebanc Mortgage                                     486,035
                 Trust, Series 2006-1,
                 Class 3A2, 5.92%,
                 4/25/37 (b)
     274,905     JP Morgan Mortgage                                    268,003
                 Trust, Series 2004-A4,
                 Class 2A2, 4.62%,
                 9/25/34 (b)
     257,150     JP Morgan Mortgage                                    251,364
                 Trust, Series 2004-S1,
                 Class 1A7, 5.00%,
                 8/25/19
     440,510     Merrill Lynch Mortgage                                426,882
                 Investors Trust, Series
                 2005-A5, Class M1,
                 4.88%, 6/25/35 (b)
   1,026,943     Merrill Lynch Mortgage                              1,010,868
                 Investors, Inc., Series
                 2005-A1, Class 2A1,
                 4.57%, 12/25/34 (b)
      11,441     Morgan Stanley                                         11,618
                 Mortgage Loan Trust,
                 Series 2004-2AR, Class
                 1A, 5.50%, 2/25/34 (b)
     451,307     Residential Funding                                   439,804
                 Mortgage Section I,
                 Series 2004-S5, Class
                 2A1, 4.50%, 5/25/19
      74,734     Structured Asset                                       74,462
                 Securities Corp., Series
                 2002-11A, Class 2A1,
                 5.60%, 6/25/32
     477,861     Structured Asset                                      464,959
                 Securities Corp., Series
                 2003-30, Class 1A1,
                 5.50%, 10/25/33
     189,687     Vendee Mortgage Trust,                                200,287
                 Series 1992-1, Class 2Z,
                 7.75%, 5/15/22
     882,361     Washington Mutual,                                    848,228
                 Inc., Series 2003-S11,
                 Class 1A, 5.00%,
                 11/25/33
     615,000     Washington Mutual,                                    614,952
                 Inc., Series 2005-8, Class
                 1A8, 5.50%, 10/25/35


  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
     347,081     Wells Fargo Mortgage                           $      334,038
                 Backed Securities Trust,                       --------------
                 Series 2004-P, Class B1b,
                 4.25%, 9/25/34 (b)

TOTAL COLLATERALIZED MORTGAGE                                       12,127,840
OBLIGATIONS                                                     --------------
(Cost $12,216,426)

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.01%
BANKING & FINANCIAL SERVICES - 4.01%
     429,016     ABN Amro Mortgage                                     414,248
                 Corp., Series 2003-12,
                 Class 1A, 5.00%,
                 12/25/33
     846,095     JP Morgan Commercial                                  861,505
                 Mortgage Finance Corp.,
                 Series 1999-C7, Class
                 A2, 6.51%, 10/15/35
     500,000     LB-UBS Commercial                                     471,836
                 Mortgage Trust, Series
                 2004-C2, Class A4,
                 4.37%, 3/1/36
     730,302     Master Asset                                          703,192
                 Securitization Trust,                          --------------
                 Series 2003-12, Class
                 6A1, 5.00%, 12/25/33

TOTAL COMMERCIAL MORTGAGE-BACKED                                     2,450,781
SECURITIES                                                      --------------
(Cost $2,497,983)

CORPORATE BONDS - 29.04%
AEROSPACE & DEFENSE - 0.85%
     150,000     DRS Technologies, Inc.,                               147,375
                 6.63%, 2/1/16
     308,000     McDonnell Douglas                                     371,592
                 Corp., 9.75%, 4/1/12                           --------------
                                                                       518,967
                                                                --------------

AUTOMOTIVE - 0.40%
     241,000     DaimlerChrysler N.A.                                  241,993
                 Holdings, 5.75%,                               --------------
                 5/18/09

BANKING & FINANCIAL SERVICES - 5.72%
     500,000     AIG SunAmerica, Inc.,                                 506,173
                 MTN, 5.75%, 2/16/09
     138,000     American General                                      134,233
                 Finance, MTN, 4.88%,
                 7/15/12
     154,000     American General                                      157,358
                 Finance, MTN, 5.85%,
                 6/1/13
     299,000     Bear Stearns Co., Inc.,                               299,474
                 5.72%, 1/31/11 (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
     179,000     Frost National Bank,                           $      190,847
                 6.88%, 8/1/11
     154,000     International Lease                                   156,848
                 Finance Corp., MTN,
                 5.75%, 6/15/11
     300,000     Jefferies Group, Inc.,                                303,488
                 7.50%, 8/15/07
     341,000     NB Capital Trust III,                                 330,032
                 6.06%, 1/15/27 (b)
     430,000     North Fork Bancorp.,                                  428,470
                 5.00%, 8/15/12
     212,000     Popular North America,                                212,721
                 Inc., MTN, 5.65%,
                 4/15/09
     435,000     Rabobank Capital II,                                  425,718
                 5.26%, 12/29/49 (c)
     374,000     Wachovia Capital Trust                                358,568
                 II, 6.01%, 1/15/27 (b)                         --------------
                                                                     3,503,930
                                                                --------------

BEVERAGES - WINE/SPIRITS - 0.38%
     229,000     Diageo Finance, 5.50%,                                229,303
                 4/1/13                                         --------------

BUILDING & CONSTRUCTION - 1.53%
     324,000     Dycom Industries, Inc.,                               327,240
                 8.13%, 10/15/15
      86,000     KB Home, 5.75%,                                        77,926
                 2/1/14
     260,000     Lennar Corp., 6.14%,                                  259,910
                 3/19/09 (b)
     268,000     Texas Industries, Inc.,                               268,000
                 7.25%, 7/15/13                                 --------------
                                                                       933,076
                                                                --------------

CABLE - 1.47%
     300,000     Echostar DBS Corp.,                                   297,375
                 5.75%, 10/1/08
     293,000     Rogers Cable, Inc.,                                   312,777
                 7.88%, 5/1/12
     242,000     TCI Communications,                                   285,845
                 Inc., 9.80%, 2/1/12                            --------------
                                                                       895,997
                                                                --------------

CHEMICAL - 1.25%
     341,000     Equistar Chemical LP,                                 361,034
                 10.13%, 9/1/08
     300,000     MacDermid, Inc.,                                      312,750
                 9.13%, 7/15/11
      86,000     Methanex Corp.,                                        92,665
                 8.75%, 8/15/12                                 --------------
                                                                       766,449
                                                                --------------

COMPUTER INDUSTRY - 0.22%
     138,000     Fiserv, Inc., 4.00%,                                  134,717
                 4/15/08                                        --------------


  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.53%
      97,000     Dollar General Corp.,                          $      102,578
                 8.63%, 6/15/10
     221,000     Owens & Minor Inc.,                                   222,877
                 6.35%, 4/15/16                                 --------------
                                                                       325,455
                                                                --------------

DIVERSIFIED FINANCIAL SERVICES - 0.51%
     105,000     JP Morgan Chase                                       105,897
                 Capital, 6.55%, 9/29/36
     199,000     One America Financial                                 206,403
                 Partners, 7.00%,                               --------------
                 10/15/33 (c)
                                                                       312,300
                                                                --------------

ELECTRONICS - 0.65%
     166,000     Ametek, Inc., 7.20%,                                  169,708
                 7/15/08
     244,000     Thermo Electron Corp.,                                230,364
                 5.00%, 6/1/15                                  --------------
                                                                       400,072
                                                                --------------

ENERGY - 3.25%
     139,000     Anadarko Petroleum                                    134,459
                 Corp., 5.00%, 10/1/12
      94,000     Arch Western Finance,                                  90,240
                 6.75%, 7/1/13
     235,000     Central Hudson Gas &                                  235,567
                 Electric Corp., Series D,
                 MTN, 5.87%, 3/28/07
     207,000     Chesapeake Energy                                     210,105
                 Corp., 7.50%, 9/15/13
     205,000     Energy East Corp.,                                    214,579
                 6.75%, 7/15/36
     207,000     Forest Oil Corp., 8.00%,                              212,434
                 6/15/08
     241,000     Nevada Power Co.,                                     265,318
                 Series A, 8.25%, 6/1/11
     247,800     Pemex Finance Ltd.,                                   268,312
                 9.69%, 8/15/09
     200,000     Piedmont Natural Gas                                  204,040
                 Co., 6.00%, 12/19/33
     158,000     Public Services Co. of                                161,098
                 Oklahoma, 6.15%,                               --------------
                 8/1/16
                                                                     1,996,152
                                                                --------------

ENTERTAINMENT - 0.21%
     116,000     Royal Caribbean Cruises,                              126,361
                 8.75%, 2/2/11                                  --------------

FOOD & BEVERAGES - 0.33%
     198,000     Dean Foods Co., 6.63%,                                198,743
                 5/15/09                                        --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
HEALTHCARE - 1.43%
     146,000     Baxter International,                          $      149,946
                 5.90%, 9/1/16
     284,000     Evangelical Lutheran                                  284,022
                 Good Samaritan, MTN,
                 5.95%, 11/24/06 (b)
     246,000     Hospira, Inc., 4.95%,                                 243,405
                 6/15/09
     199,000     Mylan Laboratories, Inc.,                             196,761
                 5.75%, 8/15/10                                 --------------
                                                                       874,134
                                                                --------------

HOTELS & MOTELS - 0.50%
     120,000     Harrahs Operating Co.,                                120,884
                 Inc., 7.13%, 6/1/07
     174,000     Starwood Hotels and                                   182,700
                 Resorts, 7.88%, 5/1/12                         --------------
                                                                       303,584
                                                                --------------

LIFE & HEALTH INSURANCE - 2.01%
     300,000     Americo Life, Inc.,                                   301,676
                 7.88%, 5/1/13 (c)
     375,000     ING Capital Funding                                   416,133
                 Trust III, 8.44%,
                 12/31/49
     255,000     NLV Financial Corp.,                                  273,311
                 7.50%, 8/15/33 (c)
     218,000     Transamerica Capital III,                             245,261
                 7.63%, 11/15/37                                --------------
                                                                     1,236,381
                                                                --------------

MACHINERY - DIVERSIFIED - 0.82%
     228,000     IDEX Corp., 6.88%,                                    230,196
                 2/15/08
     277,000     Westinghouse Air Brake                                269,383
                 Technologies Corp.,
                 6.88%, 7/31/13                                 --------------
                                                                       499,579
                                                                --------------

MEDIA - 0.65%
     255,000     News America Holdings,                                282,043
                 Inc., 7.70%, 10/30/25
      92,000     Time Warner Cos., Inc.,                               114,302
                 9.15%, 2/1/23                                  --------------
                                                                       396,345
                                                                --------------

OFFICE FURNISHINGS - 0.33%
     198,000     Steelcase, Inc., 6.50%,                               201,265
                 8/15/11                                        --------------

PHARMACEUTICALS - 0.43%
     176,000     Laboratory Corp. of                                   172,491
                 America, 5.50%, 2/1/13
      92,000     NBTY, Inc., 7.13%,                                     89,010
                 10/1/15                                        --------------
                                                                       261,501
                                                                --------------


  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
PIPELINES - 0.17%
     100,000     Atlas Pipeline Partners,                       $      101,750
                 8.13%, 12/15/15                                --------------

PRIVATE CORRECTIONS - 0.29%
     174,000     Corrections Corp. of                                  177,915
                 America, 7.50%, 5/1/11                         --------------

PROPERTY & CASUALTY INSURANCE - 1.88%
     195,000     Arch Capital Group Ltd.,                              215,685
                 7.35%, 5/1/34
     247,000     Navigators Group, Inc.,                               252,329
                 7.00%, 5/1/16
     225,000     Selective Insurance                                   224,984
                 Group, 6.70%, 11/1/35
     210,000     St. Paul Cos., Inc., Series                           212,749
                 B, MTN, 7.19%, 8/2/07
     250,000     Unitrin, Inc., 4.88%,                                 242,655
                 11/1/10                                        --------------
                                                                     1,148,402
                                                                --------------

REAL ESTATE INVESTMENT TRUSTS - 2.14%
     259,000     Realty Income Corp.,                                  262,094
                 5.95%, 9/15/16
     205,000     CPG Partners LP, 3.50%,                               196,853
                 3/15/09
     222,000     ERP Operating LP,                                     234,941
                 6.63%, 3/15/12
     192,000     Federal Realty                                        210,252
                 Investment Trust,
                 8.75%, 12/1/09
     134,000     Healthcare Realty Trust,                              145,702
                 8.13%, 5/1/11
     250,000     Kimco Realty Corp.,                                   255,461
                 MTN, 7.86%, 11/1/07                            --------------
                                                                     1,305,303
                                                                --------------

STEEL - PRODUCERS - 0.70%
     300,000     Steel Dynamics, Inc.,                                 310,500
                 9.50%, 3/15/09
     110,000     United States Steel                                   117,425
                 Corp., 9.75%, 5/15/10                          --------------
                                                                       427,925
                                                                --------------

TRANSPORTATION - 0.39%
     236,000     Fedex Corp., 5.50%,                                   237,516
                 8/15/09                                        --------------

TOTAL CORPORATE BONDS                                               17,755,115
(Cost $17,833,253)                                              --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY BACKED
MORTGAGES - 15.33%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 8.52%
       4,995     Pool # 051686, 8.00%,                          $        5,041
                 2/1/09
         959     Pool # 072923, 8.25%,                                     958
                 1/1/09
       9,930     Pool # 124425, 9.25%,                                  10,675
                 10/1/20
     936,636     Pool # 254764, 5.50%,                                 932,146
                 6/1/23
     552,790     Pool # 256219, 5.50%,                                 542,425
                 4/1/36 (b)
      38,370     Pool # 380828, 6.42%,                                  38,885
                 11/1/08 (b)
         554     Pool # 519217, 7.00%,                                     571
                 2/1/30
      29,362     Pool # 626582, 5.50%,                                  29,427
                 3/1/17
     161,471     Pool # 635169, 5.00%,                                 159,213
                 8/1/17
      49,475     Pool # 644943, 5.50%,                                  49,585
                 5/1/17
     360,182     Pool # 707578, 5.00%,                                 347,319
                 4/1/33
     473,409     Pool # 731252, 5.00%,                                 456,502
                 8/1/33
     442,071     Pool # 740447, 4.50%,                                 427,839
                 9/1/18
     510,237     Pool # 810896, 4.85%,                                 503,076
                 1/1/35 (b)
      10,242     Series 1988-16, Class B,                               11,122
                 9.50%, 6/25/18
     770,000     Series 1997-M9, 6.52%,                                812,169
                 7/25/16
     445,000     Series 2003-T1, Class B,                              432,498
                 4.49%, 11/25/12
     505,000     Series 2004-32, Class                                 453,349
                 AY, 4.00%, 5/25/19
                                                                     5,212,800
                                                                --------------

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 1.43%
      16,818     Pool # 170170, 9.00%,                                  17,922
                 6/1/16
     634,479     Pool # 1B2721, 4.38%,                                 621,715
                 1/1/35 (b)
         516     Pool # 252671, 8.00%,                                     517
                 8/1/09
      10,006     Pool # 306588, 8.00%,                                  10,422
                 10/1/18
      56,780     Pool # C00921, 7.50%,                                  58,848
                 2/1/30
       1,994     Pool # D09479, 9.00%,                                   2,039
                 10/1/18


  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
      24,610     Pool # G10625, 8.00%,                          $       25,585
                 1/1/12
     131,343     Series 2178, Class PB,                                135,423
                 7.00%, 8/15/29                                 --------------
                                                                       872,471
                                                                --------------

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 5.38%
      48,110     Pool # 003132, 6.00%,                                  48,664
                 9/20/31
     123,798     Pool # 003296, 6.00%,                                 125,242
                 10/20/32
       1,866     Pool # 015750, 7.50%,                                   1,873
                 7/15/07
         152     Pool # 016308, 7.50%,                                     152
                 3/15/07
       8,937     Pool # 019081, 8.00%,                                   8,997
                 10/15/07
       3,741     Pool # 152589, 9.50%,                                   4,051
                 4/15/16
      17,199     Pool # 269020, 9.50%,                                  18,780
                 1/15/19
       1,125     Pool # 275465, 9.50%,                                   1,228
                 9/15/19
      10,444     Pool # 342206, 6.50%,                                  10,719
                 12/15/23
       7,358     Pool # 361064, 6.50%,                                   7,552
                 8/15/23
       8,730     Pool # 363767, 6.50%,                                   8,961
                 11/15/23
      36,777     Pool # 376510, 7.00%,                                  37,988
                 5/15/24
     344,876     Pool # 380866, 7.00%,                                 356,231
                 3/15/24
      22,235     Pool # 398964, 7.50%,                                  22,949
                 11/15/11
       3,499     Pool # 433258, 7.50%,                                   3,611
                 10/15/11
      16,308     Pool # 441009, 8.00%,                                  17,286
                 11/15/26
     274,494     Pool # 442164, 8.00%,                                 290,955
                 12/15/26
     230,812     Pool # 481547, 6.00%,                                 233,999
                 1/15/33
       3,830     Pool # 485682, 6.50%,                                   3,935
                 8/15/31
       2,410     Pool # 549180, 6.00%,                                   2,443
                 5/15/31
      52,957     Pool # 552381, 6.00%,                                  53,690
                 2/15/32
      49,281     Pool # 558945, 6.00%,                                  49,942
                 4/15/33
       9,988     Pool # 565982, 7.00%,                                  10,314
                 7/15/32
       4,310     Pool # 568184, 6.50%,                                   4,429
                 11/15/31

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
      73,583     Pool # 578345, 6.00%,                          $       74,601
                 8/15/32
      43,064     Pool # 584369, 7.00%,                                  44,473
                 4/15/32
     103,663     Pool # 584486, 6.00%,                                 105,098
                 6/15/32
      35,015     Pool # 591571, 7.50%,                                  36,432
                 7/15/32
      10,395     Pool # 591581, 7.00%,                                  10,735
                 8/15/32
     211,493     Pool # 597857, 5.00%,                                 205,881
                 8/15/33
      58,205     Pool # 598131, 6.00%,                                  58,985
                 3/15/33
     222,000     Pool # 780332, 8.00%,                                 227,461
                 11/15/09
     207,422     Pool # 781124, 7.00%,                                 214,259
                 12/15/29
     210,000     Series 2001-58, Class B,                              210,522
                 5.15%, 6/16/23 (b)
     490,000     Series 2004-12, Class C,                              479,334
                 5.15%, 12/16/40
     305,000     Series 2004-25, Class                                 299,689
                 BA, 4.93%, 11/16/44                            --------------
                                                                     3,291,461
                                                                --------------

TOTAL U.S. GOVERNMENT AGENCY                                         9,376,732
BACKED MORTGAGES                                                --------------
(Cost $9,476,878)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 18.09%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 6.69%
     578,399     Pool # 387285, 4.41%,                                 561,554
                 3/1/11 (b)
         413     Pool # 529175, 7.00%,                                     426
                 2/1/30
     845,000     Pool # 760762, 4.89%,                                 820,098
                 4/1/12 (b)
     758,213     Pool # 841068, 4.19%,                                 749,683
                 11/1/34 (b)
   1,192,000     Series 2002-T3, Class B,                            1,233,270
                 5.76%, 12/25/11
     339,021     Series 2002-W11, Class                                335,237
                 AF5, 4.98%,
                 11/25/32 (b)
     405,000     Series 2005-W2, Class                                 389,979
                 A8, 5.41%, 5/25/35                             --------------
                                                                     4,090,247
                                                                --------------
Federal Home Loan Mortgage
Corporation - 2.70%
     416,150     Pool # 1B0899, 3.92%,                                 410,052
                 6/1/33 (b)


  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
     556,978     Pool # G11771, 6.00%,                          $      565,035
                 6/1/20
     666,780     Pool # J03251, 6.00%,                                 676,178
                 8/1/21
           8     Pool # 182177, 7.75%,                                       8
                 4/11/2008                                      --------------
                                                                     1,651,273
                                                                --------------

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.31%
         393     Pool # 016497, 7.50%,                                     394
                 3/15/07
      17,461     Pool # 433263, 7.50%,                                  18,022
                 10/15/11
     174,798     Pool # 592154, 5.00%,                                 170,160
                 8/15/33                                        --------------
                                                                       188,576
                                                                --------------

NEW VALLEY GENERATION IV - 0.15%
      94,141     Pool # 182177, 4.69%,                                  93,219
                 1/15/22                                        --------------

SMALL BUSINESS ADMINISTRATION - 8.24%
     614,888     Pool # 507363, 5.61%,                                 617,010
                 7/25/30 (b)
       3,210     Series 1988-20G,                                        3,282
                 Class 1, 9.80%, 7/1/08
       1,017     Series 1988-20H,                                        1,044
                 Class 1, 10.05%, 8/1/08
       2,245     Series 1989-20D,                                        2,315
                 Class 1, 10.05%, 4/1/09
     595,309     Series 2004-10B,                                      579,964
                 Class 1, 4.68%, 9/10/14
     295,682     Series 2004-20K,                                      289,840
                 Class 1, 4.88%, 11/1/24
     607,021     Series 2005-10A,                                      598,877
                 Class 1, 5.04%, 3/10/15
     291,622     Series 2005-20A,                                      285,251
                 Class 1, 4.86%, 1/1/25
     615,725     Series 2005-20D,                                      610,996
                 Class 1, 5.11%, 4/1/25
     256,176     Series 2005-20E,                                      250,035
                 Class 1, 4.84%, 5/1/25
     662,689     Series 2005-20F, Class 1,                             635,520
                 4.57%, 6/1/25
     589,230     Series 2005-20G,                                      571,288
                 Class 1, 4.75%, 7/1/25
     613,512     Series 2005-P10A,                                     596,366
                 Class 1, 4.64%, 2/10/15                        --------------
                                                                     5,041,788
                                                                --------------

TOTAL U.S. GOVERNMENT AGENCY                                        11,065,103
OBLIGATIONS                                                     --------------
(Cost $11,281,152)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BONDS - 3.96%
   1,250,000     3.25%, 8/15/08                                 $    1,217,774
   1,250,000     3.38%, 10/15/09                                     1,206,445
                                                                --------------

TOTAL U.S. TREASURY BONDS                                            2,424,219
(Cost $2,407,769)                                               --------------
U.S. TREASURY INFLATION PROTECTION
BONDS - 5.44%
     939,000     1.88%, 7/15/13 (d)                             $    1,013,467
   1,149,000     2.00%, 7/15/14 (d)                                  1,215,737
   1,000,000     2.38%, 1/15/25 (d)                                  1,096,965
                                                                --------------

TOTAL U.S. TREASURY INFLATION                                        3,326,169
PROTECTION BONDS                                                --------------
(Cost $3,352,298)

INVESTMENT COMPANIES - 1.21%
     742,968     Wells Fargo Prime                                     742,968
                 Investment Money                               --------------
                 Market Fund

TOTAL INVESTMENT COMPANIES                                             742,968
(Cost $742,968)                                                 --------------

TOTAL INVESTMENTS                                                   61,249,145
(Cost $61,832,460) (a) - 100.15%

LIABILITIES IN EXCESS OF OTHER                                         (94,792)
ASSETS - (0.15)%                                                --------------

NET ASSETS - 100.00%                                            $   61,154,353
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2006. The maturity date represents the actual maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d) TIP Security - par is not adjusted for inflation.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Federal Guaranty Insurance Corporation
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MTN - Medium Term Note
RAIDAN - Raidan Group Inc.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Income Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2006

  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.93%
CALIFORNIA - 2.76%
     500,000     Santa Rosa Waste Water                         $      561,950
                 Revenue, Series B,                             --------------
                 6.00%, 9/1/15, (FGIC
                 Insured)

COLORADO - 3.16%
     500,000     Arkansas River Power                                  541,735
                 Authority Power
                 Revenue, 5.00%,
                 10/1/14, (XLCA Insured)
     100,000     Denver West                                           101,060
                 Metropolitan District                          --------------
                 Colorado, Series B,
                 5.70%, 12/1/17, Callable
                 12/1/07 @ 100
                                                                       642,795
                                                                --------------

FLORIDA - 4.24%
     500,000     Miami-Dade County                                     326,250
                 Special Obligation,
                 5.91%, 10/1/15, (MBIA
                 Insured), Callable 4/1/08
                 @ 69.48
     500,000     State Board of                                        536,125
                 Education, Series J,                           --------------
                 5.00%, 6/1/19, Callable
                 6/1/13 @ 101
                                                                       862,375
                                                                --------------

ILLINOIS - 5.62%
     500,000     Chicago, Series B,                                    561,260
                 5.13%, 1/1/22, (AMBAC
                 Insured)
     500,000     Cook County Township                                  581,140
                 High School District,                          --------------
                 5.50%, 12/1/19
                                                                     1,142,400
                                                                --------------

INDIANA - 16.13%
     500,000     Anderson School                                       549,389
                 Building Corp., 5.00%,
                 7/15/17, (FSA Insured) (b)
     180,000     Boone County Indiana                                  183,515
                 Redevelopment, Series B,
                 4.80%, 8/1/17, Callable
                 2/1/16 @ 100 (b)
     135,000     Boone County Indiana                                  137,630
                 Redevelopment, Series B,
                 4.85%, 2/1/18, Callable
                 2/1/16 @ 100 (b)


  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
     500,000     Hamilton County                                $      500,355
                 Optional Income Tax
                 Revenue, 4.25%,
                 7/10/08, Callable
                 1/23/07 @ 100
     450,000     Indiana Bond Bank                                     492,750
                 Revenue, Series A,
                 5.00%, 8/1/16, (FSA
                 Insured)
     500,000     IPS Multi-School Building                             508,595
                 Corp., 4.00%, 1/15/13,
                 (FSA Insured)
     100,000     Munster Municipal                                     101,073
                 Center Corp., 4.25%,
                 7/15/11, (b)
     445,000     Munster Municipal                                     456,281
                 Center Corp., 4.70%,
                 7/15/17, Callable
                 1/15/14 @100 (b)
     345,000     Noblesville Multi-School                              350,655
                 Building Corp., 4.00%,                         --------------
                 1/15/14, (FGIC Insured)
                                                                     3,280,243
                                                                --------------

LOUISIANA - 2.88%
     400,000     Louisiana State Bond                                  422,571
                 Commission, Series B,
                 5.00%, 7/15/11, (CIFG
                 Insured) (b)
     150,000     Louisiana State Bond                                  162,392
                 Commission, Series B,                          --------------
                 5.00%, 7/15/15, (CIFG
                 Insured) (b)
                                                                       584,963
                                                                --------------

MARYLAND - 1.87%
     350,000     Baltimore Convention                                  380,940
                 Center Hotel Revenue,                          --------------
                 Series A, 5.00%, 9/1/14,
                 (XLCA Insured) (b)

MASSACHUSETTS - 8.62%
     600,000     State Construction Loan,                              654,822
                 Series E, 5.38%, 1/1/17,
                 Pre-refunded 1/1/2013 @
                 100,
   1,000,000     State Health & Education                            1,098,120
                 Facilities Authority                           --------------
                 (Partners Healthcare),
                 Series C, 5.75%, 7/1/12,
                 Callable 7/1/11 @ 100
                                                                     1,752,942
                                                                --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Income Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MICHIGAN - 10.61%
     500,000     Hartland School District                       $      540,950
                 Construction, 6.00%,
                 5/1/20, (Q-SBLF Insured),
                 Callable 5/1/10 @ 100
     750,000     Howell Public Schools,                                801,749
                 5.25%, 5/1/15, (Q-SBLF
                 Insured), Callable
                 5/1/11 @ 100
     500,000     Jackson Public Schools,                               540,950
                 6.00%, 5/1/13, (FGIC &
                 Q-SBLF Insured)
     250,000     State Building Authority,                             274,003
                 Series III, 5.38%,                             --------------
                 10/15/16, Callable
                 10/15/12 @ 100
                                                                     2,157,652
                                                                --------------

MISSOURI - 1.32%
     250,000     State Development                                     267,693
                 Finance Board, 5.25%,                          --------------
                 3/1/15, (b)

NEW HAMPSHIRE - 2.54%
     500,000     Higher Education &                                    516,875
                 Health Facility (Franklin                      --------------
                 Pierce Law Center),
                 5.50%, 7/1/08,

NEW YORK - 0.74%
     150,000     New York State                                        150,953
                 Dormitory Authority                            --------------
                 Revenues, (Mental Health
                 Services), 5.38%,
                 2/15/07

OHIO - 1.11%
     225,000     Ohio State Higher                                     226,753
                 Educational Facility                           --------------
                 Revenue, (John Carroll
                 University), 4.00%,
                 4/1/09

OKLAHOMA - 10.08%
     225,000     Jay Oklahoma Industrial                               229,410
                 Authority Lease Revenue,
                 (Jay Public Schools),
                 4.75%, 9/1/10
     500,000     McClain County                                        519,580
                 Economic Development
                 Authority (New Castle
                 Public Schools), 5.00%,
                 9/1/11
     380,000     Oklahoma Baptist                                      403,792
                 University Authority,
                 5.25%, 12/1/14, (b)


  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
     100,000     Pottawatomie County                            $      102,380
                 Facilities Authority
                 Educational Facilities
                 Lease Revenue,
                 (Tecumseh Public
                 Schools), 4.75%, 9/1/14
     300,000     Pottawatomie County                                   311,295
                 Facilities Authority
                 Educational Faculty Lease
                 Revenue, (Shawnee
                 Public School), 5.00%,
                 9/1/10
     230,000     Pottawatomie County                                   235,430
                 Facilities Authority
                 Educational Faculty Lease
                 Revenue, (Tecumseh
                 Public Schools), 4.75%,
                 9/1/13
     245,000     Tulsa Industrial Authority                            248,229
                 Student Housing                                --------------
                 Revenue, (University of
                 Tulsa), 4.30%, 10/1/12
                                                                     2,050,116
                                                                --------------

SOUTH CAROLINA - 1.13%
     220,000     Lexington One School                                  230,747
                 Facilities Corp.                               --------------
                 Installment Purchase
                 Revenue, (Lexington
                 County School Distinct
                 No.1), 5.00%,
                 12/1/10, (b)

SOUTH DAKOTA - 1.05%
     210,000     West Central School                                   213,194
                 District No. 49-7, 4.00%,                      --------------
                 8/15/11, (FSA Insured),
                 Callable 4/1/11 @
                 100 (b)

TEXAS - 11.76%
     190,000     Keller Texas Certificates                             191,875
                 Obligation, 4.25%,
                 2/15/08, (CIFG Insured)
     100,000     Northeast Travis County                               101,625
                 Utility District, 4.50%,
                 9/1/13, Callable
                 9/1/11 @ 100
      65,000     Northeast Travis County                                66,112
                 Utility District, 4.60%,
                 9/1/14, Callable
                 9/1/11 @ 100
      90,000     Northeast Travis County                                91,616
                 Utility District, 4.65%,
                 9/1/15, Callable
                 9/1/11 @ 100

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Income Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                           VALUE
--------------------------------------------------------------------------------
     170,000     Plano Independent                              $      182,077
                 School District, 5.38%,
                 2/15/16, (PSF-GTD
                 Insured), Callable
                 2/15/11 @ 100
     500,000     San Antonio Electric &                                556,855
                 Gas, 5.38%, 2/1/15
     500,000     Socorro Independent                                   501,065
                 School District, Series A,
                 4.50%, 8/15/32,
                 (PSF-GTD Insured),
                 Callable 8/15/15 @ 100
     135,000     State Water                                           137,159
                 Development, Series D,
                 5.50%, 8/1/07
     500,000     University of Texas                                   563,960
                 Revenue, Series B,                             --------------
                 5.25%, 8/15/19
                                                                     2,392,344
                                                                --------------

WASHINGTON - 5.26%
   1,000,000     Seattle Municipal Light &                           1,070,330
                 Power, 5.63%, 12/1/16,                         --------------
                 Callable 12/1/10 @ 100

WISCONSIN - 6.05%
     500,000     Kewaskum Waterworks                                   500,580
                 & Sewer System
                 Revenue, 4.50%, 6/1/07,
                 Callable 12/01/06
                 @ 100 (b)
     300,000     Manitowoc Electric                                    312,255
                 Revenue, (Power
                 System), 5.00%, 8/1/10
     400,000     State Health &                                        416,676
                 Educational Facilities                         --------------
                 Authority Revenue
                 (Marshfield Clinic),
                 5.00%, 2/15/17, Callable
                 2/15/16 @ 100 (b)
                                                                     1,229,511
                                                                --------------

TOTAL MUNICIPAL BONDS                                               19,714,776
(Cost $19,060,109)                                              --------------

INVESTMENT COMPANIES - 2.28%
     463,566     Wells Fargo National                                  463,566
                 Tax-Free Money Market                          --------------
                 Fund

TOTAL INVESTMENT COMPANIES                                             463,566
(Cost $463,566)                                                 --------------

TOTAL INVESTMENTS                                                   20,178,342
(Cost $19,523,675) (a) - 99.21%



  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
Other assets in excess of                                       $      161,120
liabilities - 0.79%                                             --------------

NET ASSETS - 100.00%                                            $   20,339,462
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) When-issued security.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance Inc.
MBIA - MBIA Insurance Corporation
PSF-GTD - Permanent School Fund Guaranteed
Q-SBLF - Qualified School Board Loan Fund
XLCA - XL Capital Assurance, Inc.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
================================================================================

The cash collateral received for securities lending, as discussed in Note 2, was pooled and invested into the following. Each of the Funds in Tamarack participating in securities lending at September 30, 2006, including portfolios not presented in this report, owned a pro-rata portion of the securities listed below.

                                                              GOVERNMENT
                                                             INCOME FUND
                                                             -----------
American General Finance, 5.54%, 10/15/2007                     $ 15,262
Apreco, LLC., 4.21%, 10/10/2006                                    6,442
Atlas Capital Funding Corporation, 4.51%, 10/20/2006              18,305
Buckingham, LLC., COD, 4.70%, 10/19/2006                          18,260
Cairn High Grade Funding, 4.99%, 11/09/2006                        3,034
Cairn High Grade Funding, 5.02%, 11/14/2006                       15,159
Cedar Springs Capital Company, LLC., 5.02%, 11/14/2006             6,063
Cedar Springs Capital Company, LLC., 5.09%, 12/13/2006            12,076
Concord Minutemen Capital Corporation, 5.30%, 10/12/2007           4,271
Deer Valley Funding, LLC., 5.06%, 11/29/2006                       2,033
Fairway Finance Corporation, 4.46%, 10/13/2006                     1,523
Five Finance, Inc., 4.82%, 10/24/2006                             15,205
Islands Bank, Inc., 5.58%, 3/22/2007                              12,202
Legacy Capital, LLC., 4.21%, 10/10/2006                           15,236
Lexington Parker Capital, 4.96%, 11/6/2006                         1,539
Liquid Funding, LTD., 5.11%, 01/05/2007                            3,009
Liquid Funding, LTD., 5.43%, 4/12/2007                            15,259
MBIA Global Funding, LLC., 5.33%, 2/20/2007                        9,153
Met Life Global Funding, 5.42%, 3/06/2012                         15,256
Morgan Stanley, CP, 4.39%, 10/10/2006                             15,254
Morgan Stanley, CP, 4.57%, 10/30/2006                              9,153
North Sea Funding, LLC., 5.09%, 12/15/2006                        15,090
Simba Funding Corp., 5.04%, 11/22/2006                             7,210
Versailles, LLC., 5.28%, 10/02/2006                                8,207
Whistlejacket Capital, 4.72%, 10/20/2006                           9,695
Morgan Stanley Repurchase Agreement, 5.43%, 10/2/2006             87,322
                                                                --------
                                                                $341,218
                                                                ========


LLC = Limited Liability Company
COD = Certificate of Deposit
CP = Commercial Paper

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of Tamarack Funds Trust:

--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the portfolios of Tamarack Funds Trust, which include Government Income Fund, Quality Fixed Income Fund, and Tax-Free Income Fund (collectively, the "Funds") as of September 30, 2006, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. We have audited the financial highlights for each of the two years in the period ended September 30, 2006, for the period from May 1, 2004 through September 30, 2004, and for the year ended April 30, 2004 for Government Income Fund and Quality Fixed Income Fund. We have audited the financial highlights for each of the two years in the period ended September 30, 2006, for the period from July 1, 2004 through September 30, 2004, and for the year ended June 30, 2004 for Tax-Free Income Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Government Income Fund and Quality Fixed Income Fund for years prior to April 30, 2004, were audited by other auditors whose report, dated June 17, 2003, expressed an unqualified opinion on these financial highlights. The financial highlights of Tax-Free Income Fund for years prior to June 30, 2004, were audited by other auditors whose report, dated August 22, 2003, expressed an unqualified opinion on these financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the Funds' custodian and brokers; where replies from brokers were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above as of September 30, 2006, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 10, the Board of Trustees voted to liquidate the Government Income Fund.

DELOITTE & TOUCHE LLP
Chicago, Illinois
November 21, 2006

================================================================================
MANAGEMENT (unaudited)
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

T. GERON BELL (65)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (55)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (56)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

RONALD JAMES (55)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

JOHN A. MACDONALD (57)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

H. DAVID RYBOLT (64)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

JAMES R. SEWARD (53)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT (unaudited)
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

WILLIAM B. TAYLOR (61)
POSITION HELD WITH FUND: Trustee; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant (2003-present); Partner (until 2003) Ernst & Young LLP.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

ERIK R. PREUS (41)
POSITION HELD WITH FUND: Trustee; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer, Voyageur Asset Management (2005 to present); Director, Investment Counseling Services, RBC Dain Rauscher (2004-2005); Director, Voyageur Advisory Services, Voyageur Asset Management (2003-2004); Senior Vice President, Divisional Sales Manager, PIMCO Allianz Investments and its predecessor firm, Nicholas Applegate (2001-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 16

--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

ERIK R. PREUS (41)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since September, 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer, Voyageur Asset Management (2005 to present); Director, Investment Counseling Services, RBC Dain Rauscher (2004-2005); Director, Voyageur Advisory Services, Voyageur Asset Management (2003-2004); Senior Vice President, Divisional Sales Manager, PIMCO Allianz Investments and its predecessor firm, Nicholas Applegate (2001-2003).

--------------------------------------------------------------------------------

DAVID P. LUX (51)
POSITION HELD WITH FUND: Chief Financial Officer and Treasurer; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Controller, Tamarack Funds, November, 2004-September, 2005; Vice President and Mutual Funds Finance Manager, Voyageur Asset Management (2004-present); Senior Financial Analyst, Voyageur Asset Management (2003-2004); Senior Financial Analyst, RBC Dain Rauscher (1995-2003).

--------------------------------------------------------------------------------

KATHLEEN A. GORMAN (42)
POSITION HELD WITH FUND: Chief Compliance Officer Since April, 2006 and Assistant Secretary Since September 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director, Asset Management Compliance, RiverSource Investments (2004-2006); Senior Compliance Officer,
U.S. Bancorp Asset Management (1994-2004).
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT (unaudited)
================================================================================

Executive Officers(1)

--------------------------------------------------------------------------------

MARTIN A. CRAMER (56)
POSITION HELD WITH FUND: Vice President, Senior Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Chief Compliance Officer, Tamarack Funds (2004-2006); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds(3) (2001-2003).

--------------------------------------------------------------------------------

MONICA P. BALLARD (36)
POSITION HELD WITH FUND: Secretary; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Associate General Counsel, RBC Dain Rauscher (2004 to present); Counsel, Allianz Life (2002 to 2004); Associate Counsel, American Express Financial Advisors (1996 to 2002).

--------------------------------------------------------------------------------

GORDON TELFER (40)
POSITION HELD WITH FUND: Portfolio Strategist; Since March, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Portfolio Manager, Voyageur Asset Management (2003-present); Senior Portfolio Manager, Alliance Capital Management (2000-2003); Senior Vice President, Global Strategist, Scudder Kemper Investments (1997-2000).

--------------------------------------------------------------------------------

NANCY M. SCINTO (47)
POSITION HELD WITH FUND: Chief Investment Officer, Equity Products; Since January, 2004
Principal Occupation(s) During Past 5 Years: Managing Director and Director of Research, Voyageur Asset Management.

--------------------------------------------------------------------------------

JOHN M. HUBER (38)
POSITION HELD WITH FUND: Chief Investment Officer, Fixed Income Products; Since February, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Fixed Income, Voyageur Asset Management (2004-Present); Principal and Senior Portfolio Manager, Galliard Capital Management (1995-2004).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson- Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SHARE CLASS INFORMATION (unaudited)
================================================================================

--------------------------------------------------------------------------------

The Tamarack Fixed Income Funds offer five share classes, A, C, R, I, and S.

--------------------------------------------------------------------------------

CLASS A

Class A shares are available for purchase primarily through investment advisors, broker dealers, banks and other financial services intermediaries. Class A shares of the Tamarack Fixed Income Funds are subject to a maximum up-front sales charge of 3.75% and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. Class A shares include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds' distributor is currently contractually waiving 25 bps of the fee.) Class A shares have a higher up front sales charge
(load) than Class C shares, but a lower annual expense ratio.

--------------------------------------------------------------------------------

CLASS C

Class C shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class C shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) Class C shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. Class C shares have a lower up-front sales charge (load) than Class A shares, but due to the higher 12b-1 service and distribution fee, have higher annual expenses than Class A shares.

--------------------------------------------------------------------------------

CLASS R

Class R shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. Class R shares have no upfront sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. Class R shares currently have annual expenses between Class A and Class C share expenses.

--------------------------------------------------------------------------------

CLASS S

S Class shares are available through certain fee-based programs of broker dealers or registered investment advisors. This share class does not have an upfront sales charge (load) or a 12b-1 service and distribution fee.
--------------------------------------------------------------------------------

CLASS I

Class I shares are available in the Government Income and Quality Fixed Income Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up front sales charge
(load) or a 12b-1 service and distribution fee.
--------------------------------------------------------------------------------

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the best choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

================================================================================
SUPPLEMENTAL INFORMATION (unaudited)
================================================================================

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and redemption fees; (2) ongoing costs, including management fees; 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.

--------------------------------------------------------------------------------

ACTUAL EXPENSES AND PERFORMANCE

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                        ANNUALIZED
                                    BEGINNING         ENDING        EXPENSE PAID      EXPENSE RATIO
                                  ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                      4/1/06         9/30/06      4/1/06 - 9/30/06   4/1/06 - 9/30/06
                                  -------------   -------------   ----------------   ----------------
Government Income
  Fund                 Class A     $  1,000.00     $  1,027.20        $  4.07              0.80%
                       Class I        1,000.00        1,029.50           2.80              0.55%
                       Class C        1,000.00        1,024.20           7.87              1.55%
                       Class R        1,000.00        1,026.70           5.28              1.04%
                       Class S        1,000.00        1,028.20           2.80              0.55%

Quality Income Fund    Class A        1,000.00        1,033.10           4.74              0.93%
                       Class I        1,000.00        1,035.50           3.47              0.68%
                       Class C        1,000.00        1,029.40           8.24              1.62%
                       Class R        1,000.00        1,032.70           6.06              1.19%
                       Class S        1,000.00        1,034.10           3.47              0.68%

Tax-Free Income Fund   Class A        1,000.00        1,028.20           5.03              0.99%
                       Class C        1,000.00        1,024.40           8.83              1.74%
                       Class R        1,000.00        1,026.80           6.55              1.29%
                       Class S        1,000.00        1,029.50           3.76              0.74%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year( to reflect one-half year period).

================================================================================
SUPPLEMENTAL INFORMATION (unaudited)
================================================================================

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional Actual Expenses and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                 ANNUALIZED
                                        BEGINNING           ENDING          EXPENSE PAID        EXPENSE RATIO
                                      ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD*       DURING PERIOD
                                          4/1/06           9/30/06        4/1/06 - 9/30/06     4/1/06 - 9/30/06
                                      -------------     -------------     ----------------     ----------------
Government Income
  Fund                   Class A       $  1,000.00       $  1,021.06          $  4.05                0.80%
                         Class I          1,000.00          1,022.31             2.79                0.55%
                         Class C          1,000.00          1,017.30             7.84                1.55%
                         Class R          1,000.00          1,019.85             5.27                1.04%
                         Class S          1,000.00          1,022.31             2.79                0.55%

Quality Income Fund      Class A          1,000.00          1,020.41             4.71                0.93%
                         Class I          1,000.00          1,021.66             3.45                0.68%
                         Class C          1,000.00          1,016.95             8.19                1.62%
                         Class R          1,000.00          1,019.10             6.02                1.19%
                         Class S          1,000.00          1,021.66             3.45                0.68%

Tax-Free Income Fund     Class A          1,000.00          1,020.10             5.01                0.99%
                         Class C          1,000.00          1,016.34             8.80                1.74%
                         Class R          1,000.00          1,018.60             6.53                1.29%
                         Class S          1,000.00          1,021.36             3.75                0.74%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report and the financial statements contained herein are provided for the information of Tamarack Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund's portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2006. The portfolio managers' views are subject to change at any time based on market or other conditions.

NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

Voyageur Asset Management serves as investment adviser for the Tamarack Funds. Tamarack Funds are distributed by Tamarack Distributors Inc., member NASD.











     VOYAGEUR ASSET MANAGEMENT INC.
             TAMARACK FUNDS

Tamarack Funds
P.O. Box 219757
Kansas City, MO 64121-9757

800-422-2766
www.voyageur.net                                                   TF-FI AR 9-06

ITEM 2.  CODE OF ETHICS.

         Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

         THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS AN EXHIBIT.

         The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph
         (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

         If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

         DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH
         (B) OF THIS ITEM 2, EXCEPT FOR, ERIK R. PREUS REPLACE JENNIFER LAMMERS AS THE PRESIDENT OF THE REGISTRANT.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                           (i) Has at least one audit committee financial expert serving on its audit committee; or

                           (ii) Does not have an audit committee financial expert serving on its audit committee.

                  (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                           (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                           (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

                  (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM B. TAYLOR, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         2005 - $286,000
         2006 - $325,000

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2005 - $99,000
         2006 - $106,100

                  Fees for both years relate to the mid-year review of the semi-annual report.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2005 - $63,000
         2006 - $66,400

                  Fees for both years relate to the review of the registrant's tax returns. Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2005 - $0
         2006 - $0

         Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                  The Audit Committee ("Committee") shall review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Funds employ their auditor to render "permissible non-audit services" to the Funds. (A "permissible non-audit service" is defined as a non-audit service that is not prohibited by Rule 2-01(c)(4) of Regulation S-X or other applicable law or regulation.) The Committee shall also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds (an "Adviser-affiliated service provider"), employ the Funds' auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Committee shall consider whether the provision of such services is consistent with the auditor's independence. (See also "Delegation" below.)

Pre-approval by the Committee of non-audit services is not required so long as:

                  (1) (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided;

                           (B) with respect to the Adviser and any
                           Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

                  (2) such services were not recognized by the Funds at the time of the engagement to be non-audit services; and

                  (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below).

(c)      Delegation

         The Committee may delegate to one or more of its members ("Delegates") authority to pre-approve the auditor's provision of audit services or permissible non-audit services to the Funds, or the provision of non-audit services to the Adviser or any Adviser-affiliated service provider. Any pre-approval determination made by a Delegate shall be presented to the full Committee at its next meeting. The Committee shall communicate any pre-approval made by it or a Delegate to the Sub-Administrator, who will ensure that the appropriate disclosure is made in the Funds' periodic reports and other documents as required under the federal securities laws.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         4 (b)

         2004     100%
         2005     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

         4 (c)

         2004     100%
         2005     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

         4 (d)

         2004     100%
         2005     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         NOT APPLICABLE.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         2005 - $0
         2006 - $0

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         NOT APPLICABLE.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
                  Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

         NOT APPLICABLE.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

         NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

         NOT APPLICABLE.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

         NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

         NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
         Schedule 14A (17 CFR 240.14a-101), or this Item.

         NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

         THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

         THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY
         ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

         CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

         NOT APPLICABLE.

         (c) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

         CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Tamarack Funds Trust
                ----------------------------------------------------------------

By (Signature and Title)*  /s/ Erik R. Preus
                           -----------------------------------------------------
                           Erik R. Preus, President

Date      December 8, 2006
       ----------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Erik R. Preus
                           -----------------------------------------------------
                           Erik R. Preus, President

Date      December 8, 2006
       ----------------------

By (Signature and Title)*  /s/ David P. Lux
                           -----------------------------------------------------
                           David P. Lux, Chief Financial Officer

Date      December 8, 2006
       ----------------------


* Print the name and title of each signing officer under his or her signature.